UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05514

                                     Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890

(Address of principal executive offices) (Zip code)

John McDonnell

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-651-8409

Date of fiscal year end:  April 30

Date of reporting period: October 31, 2020

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

October 31, 2020 (unaudited)

PRESIDENT’S MESSAGE AND

Semi-Annual

Report

WILMINGTON FUNDS

Equity Fund

Wilmington Large-Cap Strategy Fund

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Wilmington Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive reports in paper will apply to all funds held directly with the Wilmington Funds and may apply to all funds held with your financial intermediary.

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the semi-annual fiscal year period of May 1, 2020, through October 31, 2020. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year.

The economy

The last six months revealed both the economic toll of the pandemic’s first wave, and the subsequent rebound as activity reverted toward more normal levels. U.S. gross domestic product (“GDP”) declined by a record -31.4% annualized in 2Q, as strict lockdown measures imposed across much of the world to contain the virus brought consumer activity to a near halt. GDP bounced back strongly in 3Q, gaining 31.4% annualized as initial outbreaks stabilized and economies began to reopen. The labor market recovered considerably over the period, adding back 12 of the 22 million jobs lost in March and April, although momentum began to wane with the unemployment rate still historically elevated. The federal government delivered a healthy volume of fiscal stimulus, more than offsetting wages lost by low income consumer and helping to fuel a robust rebound in spending on goods. Retail sales snapped back sharply to pre-pandemic levels by June, although the pace of gains decelerated in the months that followed as critical supplemental unemployment benefits expired without replacement. Relative to goods, spending on services saw more modest improvement, due to social distancing measures and persistent virus concerns. With the economic outlook still clouded by the pandemic, the Federal Reserve (the “Fed”) guided for rates to remain at the lower bound for years to come. The Fed’s shift to average inflation targeting, allowing inflation to run above 2% for extended periods, signaled that it is likely to remain accommodative for the time being.

Economic activity outside the U.S. varied between regions depending on the success of virus containment efforts. In China, where infection rates have been well controlled relative to much of the world, indicators of both manufacturing and services activity returned to expansion, while activity in the virus-sensitive transportation, hotel, and restaurant industries showed continued improvement. Eurozone economies began plotting their path to recovery, before moderating towards the end of the period. With outbreaks well contained from May-August, the Euro zone services sector returned to expansion in July before contracting in September and October as governments tightened mobility restrictions to curb an accelerating second wave of cases.

Bond markets

Fixed income markets recorded solid returns over the period, with both taxable and tax-exempt credit outperforming treasuries materially. The U.S. 10-year yield compressed to a record low and traded in a tight range for much of the period, before rising moderately in October. The Fed remained an active buyer of investment-grade and recently downgraded high-yield credit through its purchasing facilities. Fed support and improving economic trends helped fuel robust volumes of new issuance, alongside a steady appetite for yield from global investors. High yield taxable outperformed investment grade as spreads continued to normalize from elevated levels, and investors embraced riskier assets. After recording strong gains from May through July, municipal bonds saw more muted returns over the following months as issuance picked up pace and spreads widened moderately in September and October.

For the six-month period May 1, 2020 to October 31, 2020, certain Bloomberg Barclays indices performed as follows:1

Bloomberg Barclays U.S. Treasury Bond Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	Bloomberg Barclays U.S. Credit Bond Index[4]	Bloomberg Barclays Municipal Bond Index[5]	Bloomberg Barclays U.S. Corporate High Yield Bond Index[6]

-0.93%	1.27%	4.80%	4.99%	10.83%

Past performance is no guarantee of future results. Short term performance may not be indicative of long term results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2020 (unaudited)

ii

Equity markets

Global equities extended gains in the period as the continued recovery in the broader economy, better than expected corporate earnings and optimism over the development of COVID-19 treatments and vaccines, boosted risk sentiment. The S&P 500 led the way for much of the period, thanks to the dominant performance of mega-cap technology stocks with business models that benefitted most from the stay-at-home environment. Leadership began to shift from safe to more cyclical areas of the market in September, as large technology stocks, which had seen valuations inflate significantly, suffered a sharp sell-off. U.S. small cap equities logged strong gains over the period, after rebounding from depressed levels and maintaining a strong bid throughout the tech led unwind in September. Emerging markets equities outperformed, benefitting from economic momentum in China, which contributes over 1/3 of index market cap, and receiving some support from a weakening U.S. dollar. International developed equities started off on strong footing but lagged towards the end of the period as renewed COVID outbreaks and mobility restrictions fueled growth concerns.

For the six-month period May 1, 2020 to October 31, 2020, certain stock market indices performed as follows:

S&P 500® Index[7]	Russel 2000® Index [8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]

13.29%	18.13%	8.57%	20.96%

Past performance is no guarantee of future results. Short term performance may not be indicative of long term results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2020

October 31, 2020 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg Barclays U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Barclays Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2020 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
WILMINGTON LARGE-CAP STRATEGY FUND

Actual

Class I	$1,000.00	$1,147.40	$1.35	0.25%

Hypothetical (assuming a 5% return before expenses)

Class I	$1,000.00	$1,023.95	$1.28	0.25%

(1)	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Fund invests.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2020, the Fund’s sector classifications were as follows (unaudited):

	Percentage of Total Net Assets
Common Stocks

Information Technology	27.5%

Health Care	14.0%

Consumer Discretionary	12.2%

Communication Services	10.5%

Financials	9.8%

Industrials	8.7%

Consumer Staples	6.4%

Real Estate	3.1%

Utilities	3.0%

Materials	2.8%

Energy	1.9%

Investment Companies	0.1%

Rights	0.0	%(1)

Preferred Stock	0.0	%(1)

Warrants	0.0	%(1)

Cash Collateral Invested for Securities on Loan(2)	0.5%

Other Assets and Liabilities - Net(3)	(0.5)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.9%

COMMUNICATION SERVICES – 10.5%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.4%

AT&T, Inc.	114,752	$3,100,599

CenturyLink, Inc.	16,385	141,239

GCI Liberty, Inc., Class A*	1,461	118,677

Verizon Communications, Inc.	66,750	3,804,082

		$7,164,597

ENTERTAINMENT – 2.0%

Activision Blizzard, Inc.	12,220	925,421

Electronic Arts, Inc.*	4,510	540,433

Liberty Media Corp. - Liberty Formula One, Class A*	105	3,496

Liberty Media Corp. - Liberty Formula One, Class C*	3,085	111,461

Lions Gate Entertainment Corp., Class B*	2,400	15,048

Live Nation Entertainment, Inc.*	2,170	105,896

Madison Square Garden Entertainment Corp.*	329	21,385

Madison Square Garden Sports Corp.*	29	4,108

Netflix, Inc.*	6,850	3,258,819

Description	Number of Shares	Value

Roku, Inc.*	1,700	$344,080

Spotify Technology SA*	2,100	503,769

Take-Two Interactive Software, Inc.*	1,750	271,110

Walt Disney Co. (The)	29,133	3,532,376

World Wrestling Entertainment, Inc., Class A	400	14,544

Zynga, Inc., Class A*	12,900	115,971

		$9,767,917

INTERACTIVE MEDIA & SERVICES – 5.6%

Alphabet, Inc., Class A*	4,845	7,830,053

Alphabet, Inc., Class C*	4,829	7,827,857

Facebook, Inc., Class A*	38,780	10,203,406

IAC/InterActiveCorp*	1,150	138,828

Match Group, Inc.*	3,442	401,957

Pinterest, Inc., Class A*	6,243	368,025

TripAdvisor, Inc.	1,300	24,843

Twitter, Inc.*	12,160	502,937

Zillow Group, Inc., Class A*	800	71,464

Zillow Group, Inc., Class C*	2,145	190,090

		$27,559,460

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

3	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

MEDIA – 1.3%

Altice USA, Inc., Class A*	4,500	$121,275

Cable One, Inc.	90	155,867

Charter Communications, Inc., Class A*	2,402	1,450,376

Comcast Corp., Class A	72,950	3,081,408

Discovery, Inc., Class A*,#	1,900	38,456

Discovery, Inc., Class C*	4,900	89,768

DISH Network Corp., Class A*	3,496	89,113

Fox Corp., Class A	5,476	145,224

Fox Corp., Class B	2,300	60,122

Interpublic Group of Cos., Inc. (The)	6,218	112,484

John Wiley & Sons, Inc., Class A	200	6,192

Liberty Broadband Corp., Class A*	335	47,084

Liberty Broadband Corp., Class C*	1,621	229,712

Liberty Media Corp. - Liberty SiriusXM, Class A*	1,043	36,056

Liberty Media Corp. - Liberty SiriusXM, Class C*	2,436	84,286

New York Times Co. (The), Class A	2,350	93,201

News Corp., Class A	5,357	70,337

News Corp., Class B	1,448	18,853

Nexstar Media Group, Inc., Class A	650	53,560

Omnicom Group, Inc.	3,190	150,568

Sirius XM Holdings, Inc.#	16,790	96,207

ViacomCBS, Inc., Class A	300	8,958

ViacomCBS, Inc., Class B	8,696	248,445

		$6,487,552

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

Telephone & Data Systems, Inc.	1,550	26,350

T-Mobile US, Inc.*	8,819	966,298

		$992,648

TOTAL COMMUNICATION SERVICES		$51,972,174

CONSUMER DISCRETIONARY – 12.2%

AUTO COMPONENTS – 0.2%

Aptiv PLC	4,450	429,380

BorgWarner, Inc.	3,680	128,726

Gentex Corp.	4,680	129,496

Lear Corp.	1,000	120,810

		$808,412

AUTOMOBILES – 1.2%

Ford Motor Co.	64,100	495,493

General Motors Co.	21,100	728,583

Harley-Davidson, Inc.	3,070	100,942

Tesla, Inc.*	12,040	4,672,001

Thor Industries, Inc.	900	76,122

		$6,073,141

DISTRIBUTORS – 0.1%

Genuine Parts Co.	2,320	209,797

LKQ Corp.*	4,618	147,730

Pool Corp.	600	209,898

		$567,425

DIVERSIFIED CONSUMER SERVICES – 0.1%

Bright Horizons Family Solutions, Inc.*	933	147,461

Chegg, Inc.*	1,976	145,117

Description	Number of Shares	Value

frontdoor, Inc.*	1,100	$43,582

Graham Holdings Co., Class B	40	15,213

Grand Canyon Education, Inc.*	700	54,859

H&R Block, Inc.	2,500	43,150

Service Corp. International	2,670	123,648

Terminix Global Holdings, Inc.*	2,318	109,155

		$682,185

HOTELS, RESTAURANTS & LEISURE – 1.7%

Aramark	3,333	92,457

Carnival Corp.#	9,300	127,503

Chipotle Mexican Grill, Inc.*	450	540,666

Choice Hotels International, Inc.	910	79,488

Darden Restaurants, Inc.	2,100	193,032

Domino’s Pizza, Inc.	650	245,908

Dunkin’ Brands Group, Inc.	1,300	129,623

Extended Stay America, Inc.	2,600	29,510

Hilton Worldwide Holdings, Inc.	4,553	399,799

Hyatt Hotels Corp., Class A	900	49,626

Las Vegas Sands Corp.	5,420	260,485

Marriott International, Inc., Class A	4,436	412,016

McDonald’s Corp.	12,099	2,577,087

MGM Resorts International	7,310	150,367

Norwegian Cruise Line Holdings Ltd.*,#	3,600	59,868

Planet Fitness, Inc., Class A*	1,178	69,820

Restaurant Brands International LP	47	2,476

Royal Caribbean Cruises Ltd.	2,780	156,848

Six Flags Entertainment Corp.	1,450	31,349

Starbucks Corp.	19,190	1,668,762

Vail Resorts, Inc.	628	145,721

Wendy’s Co. (The)	2,515	54,953

Wyndham Destinations, Inc.	1,160	37,851

Wyndham Hotels & Resorts, Inc.	1,860	86,509

Wynn Resorts Ltd.	1,568	113,570

Yum China Holdings, Inc.	6,300	335,349

Yum! Brands, Inc.	5,150	480,649

		$8,531,292

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	5,470	365,451

Garmin Ltd.	2,490	259,010

Leggett & Platt, Inc.	2,070	86,381

Lennar Corp., Class A	4,410	309,714

Lennar Corp., Class B	76	4,324

Mohawk Industries, Inc.*	855	88,227

Newell Brands, Inc.	5,769	101,881

NVR, Inc.*	100	395,309

PulteGroup, Inc.	4,490	183,012

Tempur Sealy International, Inc.*	700	62,300

Toll Brothers, Inc.	1,650	69,762

Whirlpool Corp.	985	182,186

		$2,107,557

INTERNET & DIRECT MARKETING RETAIL – 4.7%

Amazon.com, Inc.*	6,910	20,979,796

Booking Holdings, Inc.*	680	1,103,300

eBay, Inc.	11,090	528,217

Etsy, Inc.*	1,900	231,021

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	4

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Expedia Group, Inc.	2,352	$221,441

Grubhub, Inc.*	1,610	119,076

Qurate Retail, Inc., Class A	5,900	39,943

Wayfair, Inc., Class A*,#	1,048	259,935

		$23,482,729

LEISURE PRODUCTS – 0.1%

Brunswick Corp.	1,100	70,081

Hasbro, Inc.	1,990	164,613

Mattel, Inc.*	5,050	69,538

Peloton Interactive, Inc., Class A*	1,500	165,315

Polaris, Inc.	900	81,774

		$551,321

MULTILINE RETAIL – 0.5%

Dollar General Corp.	4,100	855,711

Dollar Tree, Inc.*	3,862	348,816

Kohl’s Corp.	2,110	44,922

Nordstrom, Inc.#	1,780	21,538

Ollie’s Bargain Outlet Holdings, Inc.*	873	76,030

Target Corp.	8,110	1,234,504

		$2,581,521

SPECIALTY RETAIL – 2.4%

Advance Auto Parts, Inc.	1,050	154,644

AutoNation, Inc.*	830	47,086

AutoZone, Inc.*	410	462,882

Best Buy Co., Inc.	3,680	410,504

Burlington Stores, Inc.*	1,100	212,938

CarMax, Inc.*	2,700	233,388

Carvana Co.*	900	166,815

Dick’s Sporting Goods, Inc.	800	45,320

Five Below, Inc.*	878	117,073

Floor & Decor Holdings, Inc., Class A*	1,260	91,980

Foot Locker, Inc.	1,610	59,377

Gap, Inc. (The)	3,450	67,102

Home Depot, Inc. (The)	17,600	4,694,096

L Brands, Inc.	3,610	115,556

Lowe’s Cos., Inc.	12,450	1,968,345

O’Reilly Automotive, Inc.*	1,200	523,920

Ross Stores, Inc.	5,940	505,910

Tiffany & Co.	1,950	255,138

TJX Cos., Inc. (The)	19,580	994,664

Tractor Supply Co.	1,900	253,099

Ulta Beauty, Inc.*	900	186,093

Williams-Sonoma, Inc.	1,210	110,364

		$11,676,294

TEXTILES, APPAREL & LUXURY GOODS – 0.8%

Capri Holdings Ltd.*	2,000	42,440

Carter’s, Inc.	900	73,305

Columbia Sportswear Co.	468	34,908

Hanesbrands, Inc.	5,200	83,564

Lululemon Athletica, Inc.*	1,900	606,651

NIKE, Inc., Class B	19,690	2,364,375

PVH Corp.	970	56,541

Ralph Lauren Corp.	735	49,135

Skechers USA, Inc., Class A*	1,843	58,442

Tapestry, Inc.	3,780	84,029

Description	Number of Shares	Value

Under Armour, Inc., Class A*,#	1,778	$24,608

VF Corp.	5,350	359,520

		$3,837,518

TOTAL CONSUMER DISCRETIONARY		$60,899,395

CONSUMER STAPLES – 6.4%

BEVERAGES – 1.5%

Boston Beer Co., Inc. (The), Class A*	150	155,877

Brown-Forman Corp., Class A	900	56,475

Brown-Forman Corp., Class B	3,025	210,873

Coca-Cola Co. (The)	62,550	3,006,153

Constellation Brands, Inc., Class A	2,700	446,121

Keurig Dr. Pepper, Inc.	5,900	158,710

Molson Coors Beverage Co., Class B	2,600	91,676

Monster Beverage Corp.*	5,900	451,763

PepsiCo., Inc.	22,450	2,992,360

		$7,570,008

FOOD & STAPLES RETAILING – 1.4%

Casey’s General Stores, Inc.	535	90,185

Costco Wholesale Corp.	7,150	2,556,983

Grocery Outlet Holding Corp.*	1,100	48,422

Kroger Co. (The)	12,900	415,509

Sprouts Farmers Market, Inc.*	1,800	34,290

Sysco Corp.	8,200	453,542

U.S. Foods Holding Corp.*	3,750	78,375

Walgreens Boots Alliance, Inc.	12,200	415,288

Walmart, Inc.	22,550	3,128,812

		$7,221,406

FOOD PRODUCTS – 1.1%

Archer-Daniels-Midland Co.	9,100	420,784

Beyond Meat, Inc.*	900	128,187

Bunge Ltd.	2,095	118,850

Campbell Soup Co.	2,800	130,676

Conagra Brands, Inc.	8,100	284,229

Flowers Foods, Inc.	2,800	66,024

General Mills, Inc.	9,800	579,376

Hain Celestial Group, Inc. (The)*	1,200	36,900

Hershey Co. (The)	2,350	323,031

Hormel Foods Corp.	4,400	214,236

Ingredion, Inc.	1,100	77,979

J.M. Smucker Co. (The)	1,700	190,740

Kellogg Co.	4,000	251,560

Kraft Heinz Co. (The)	10,900	333,431

Lamb Weston Holdings, Inc.	2,300	145,935

McCormick & Co., Inc.	2,000	361,020

Mondelez International, Inc., Class A	22,750	1,208,480

Post Holdings, Inc.*	1,038	89,164

TreeHouse Foods, Inc.*	1,200	46,608

Tyson Foods, Inc., Class A	4,700	268,981

		$5,276,191

HOUSEHOLD PRODUCTS – 1.6%

Church & Dwight Co., Inc.	4,000	353,560

Clorox Co. (The)	2,000	414,500

Colgate-Palmolive Co.	13,550	1,068,959

Energizer Holdings, Inc.	1,400	55,090

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

5	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Kimberly-Clark Corp.	5,500	$729,245

Procter & Gamble Co. (The)	39,500	5,415,450

Spectrum Brands Holdings, Inc.	250	14,218

		$8,051,022

PERSONAL PRODUCTS – 0.2%

Coty, Inc., Class A	4,740	13,746

Estee Lauder Cos., Inc. (The), Class A	3,600	790,776

Herbalife Nutrition Ltd.*	1,800	81,252

Nu Skin Enterprises, Inc., Class A	900	44,415

		$930,189

TOBACCO – 0.6%

Altria Group, Inc.	30,200	1,089,616

Philip Morris International, Inc.	25,350	1,800,357

		$2,889,973

TOTAL CONSUMER STAPLES		$31,938,789

ENERGY – 1.9%

ENERGY EQUIPMENT & SERVICES – 0.2%

Baker Hughes Co.	10,300	152,131

ChampionX Corp.*	1,080	9,429

Halliburton Co.	13,413	161,761

Helmerich & Payne, Inc.	1,260	18,736

National Oilwell Varco, Inc.	5,448	45,763

Schlumberger NV	22,246	332,355

		$720,175

OIL, GAS & CONSUMABLE FUELS – 1.7%

Antero Midstream Corp.	4,200	24,066

Apache Corp.	6,090	50,547

Cabot Oil & Gas Corp.	6,000	106,740

Cheniere Energy, Inc.*	3,830	183,342

Chevron Corp.	31,064	2,158,948

Cimarex Energy Co.	1,650	41,861

Concho Resources, Inc.	3,100	128,681

ConocoPhillips	17,460	499,705

Continental Resources, Inc.#	1,115	13,414

Devon Energy Corp.	4,985	44,516

Diamondback Energy, Inc.	2,147	55,736

EOG Resources, Inc.	9,180	314,323

EQT Corp.	4,300	65,102

Equitrans Midstream Corp.	6,100	44,286

Exxon Mobil Corp.	68,093	2,221,194

Hess Corp.	4,490	167,118

HollyFrontier Corp.	2,740	50,717

Kinder Morgan, Inc.	32,255	383,835

Marathon Oil Corp.	9,950	39,402

Marathon Petroleum Corp.	10,100	297,950

Murphy Oil Corp.	1,700	13,124

Occidental Petroleum Corp.	13,160	120,151

ONEOK, Inc.	7,160	207,640

Parsley Energy, Inc., Class A	3,800	38,038

Phillips 66	7,290	340,151

Pioneer Natural Resources Co.	2,550	202,878

Targa Resources Corp.	3,600	57,780

Valero Energy Corp.	6,920	267,181

Description	Number of Shares	Value

Williams Cos., Inc. (The)	20,370	$390,900

WPX Energy, Inc.*	5,617	25,894

		$8,555,220

TOTAL ENERGY		$9,275,395

FINANCIALS – 9.8%

BANKS – 1.4%

Associated Banc-Corp	3,085	42,234

Bank of Hawaii Corp.	670	40,629

Bank OZK	1,700	42,126

BOK Financial Corp.	320	18,797

Citizens Financial Group, Inc.	7,350	200,287

Comerica, Inc.	2,130	96,936

Commerce Bancshares, Inc.	1,477	91,943

Cullen/Frost Bankers, Inc.	840	59,027

East West Bancorp, Inc.	2,523	92,039

Fifth Third Bancorp	12,250	284,445

First Citizens BancShares, Inc., Class A	100	46,270

First Horizon National Corp.	8,434	87,798

First Republic Bank	3,000	378,420

FNB Corp.	3,550	26,838

Huntington Bancshares, Inc.	16,541	172,688

KeyCorp.	15,844	205,655

M&T Bank Corp.§	1,610	166,764

PacWest Bancorp	1,239	23,838

People’s United Financial, Inc.	6,050	64,553

Pinnacle Financial Partners, Inc.	1,150	52,658

PNC Financial Services Group, Inc. (The)	6,960	778,685

Popular, Inc.	1,238	52,244

Prosperity Bancshares, Inc.	1,373	75,666

Regions Financial Corp.	16,956	225,515

Signature Bank	1,000	80,740

SVB Financial Group*	800	232,560

Synovus Financial Corp.	2,144	55,744

TCF Financial Corp.	2,433	66,202

Truist Financial Corp.	22,407	943,783

U.S. Bancorp	23,170	902,471

Webster Financial Corp.	1,350	43,484

Wells Fargo & Co.	61,875	1,327,219

Western Alliance Bancorp	1,545	63,654

Wintrust Financial Corp.	850	41,846

Zions Bancorp NA	3,590	115,849

		$7,199,607

CAPITAL MARKETS – 2.6%

Affiliated Managers Group, Inc.	870	65,572

Ameriprise Financial, Inc.	2,040	328,093

Apollo Global Management, Inc.	2,762	101,807

Ares Management Corp., Class A	1,400	59,220

Bank of New York Mellon Corp. (The)	13,420	461,111

BlackRock, Inc.	2,410	1,444,096

Carlyle Group, Inc. (The)	1,500	37,380

Cboe Global Markets, Inc.	1,800	146,322

Charles Schwab Corp. (The)	23,755	976,568

CME Group, Inc.	5,750	866,640

Eaton Vance Corp.	1,723	103,018

FactSet Research Systems, Inc.	640	196,160

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	6

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Franklin Resources, Inc.	4,020	$75,375

Goldman Sachs Group, Inc. (The)	5,440	1,028,377

Interactive Brokers Group, Inc., Class A	998	47,475

Intercontinental Exchange, Inc.	8,840	834,496

Invesco Ltd.	5,370	70,401

KKR & Co., Inc.#	8,834	301,681

Lazard Ltd., Class A	1,600	53,872

LPL Financial Holdings, Inc.	1,500	119,895

MarketAxess Holdings, Inc.	600	323,310

Moody’s Corp.	2,640	694,056

Morgan Stanley	22,505	1,083,616

Morningstar, Inc.	300	57,114

MSCI, Inc.	1,420	496,773

Nasdaq, Inc.	1,930	233,511

Northern Trust Corp.	3,180	248,899

Raymond James Financial, Inc.	2,010	153,644

S&P Global, Inc.	3,990	1,287,693

SEI Investments Co.	1,840	90,436

State Street Corp.	6,070	357,523

T Rowe Price Group, Inc.	3,680	466,109

Tradeweb Markets, Inc., Class A	1,200	65,376

Virtu Financial, Inc., Class A	900	19,242

		$12,894,861

CONSUMER FINANCE—0.5%

Ally Financial, Inc.	5,863	156,425

American Express Co.	10,740	979,918

Capital One Financial Corp.	7,900	577,332

Credit Acceptance Corp.*	150	44,718

Discover Financial Services	5,380	349,754

LendingTree, Inc.*,#	100	32,359

OneMain Holdings, Inc.	900	31,401

Santander Consumer USA Holdings, Inc.	550	11,187

SLM Corp.	5,760	52,934

Synchrony Financial	9,500	237,690

		$2,473,718

DIVERSIFIED FINANCIAL SERVICES – 3.2%

Bank of America Corp.	125,950	2,985,015

Berkshire Hathaway, Inc., Class B*	30,896	6,237,902

Citigroup, Inc.	34,382	1,424,102

Equitable Holdings, Inc.	6,293	135,237

Jefferies Financial Group, Inc.	3,048	59,467

JPMorgan Chase & Co.	49,070	4,810,823

Voya Financial, Inc.	1,930	92,505

		$15,745,051

INSURANCE – 2.0%

Aflac, Inc.	11,500	390,425

Alleghany Corp.	276	150,953

Allstate Corp. (The)	5,080	450,850

American Financial Group, Inc.	1,100	82,434

American International Group, Inc.	13,980	440,230

Aon PLC, Class A	3,700	680,837

Arch Capital Group Ltd.*	6,170	186,396

Arthur J. Gallagher & Co.	2,980	309,056

Assurant, Inc.	980	121,883

Assured Guaranty Ltd.	1,550	39,571

Description	Number of Shares	Value

Athene Holding Ltd., Class A*	2,010	$64,481

Axis Capital Holdings Ltd.	1,280	54,643

Brighthouse Financial, Inc.*	2,200	72,820

Brown & Brown, Inc.	3,740	162,727

Chubb Ltd.	7,297	947,953

Cincinnati Financial Corp.	2,406	170,200

CNA Financial Corp.	150	4,468

Erie Indemnity Co., Class A	370	86,162

Everest Re Group Ltd.	670	132,044

Fidelity National Financial, Inc.	4,641	145,217

First American Financial Corp.	1,628	72,592

Globe Life, Inc.	1,743	141,340

Hanover Insurance Group, Inc. (The)	600	57,396

Hartford Financial Services Group, Inc. (The)	5,890	226,883

Kemper Corp.	928	57,220

Lincoln National Corp.	2,708	95,051

Loews Corp.	4,450	154,326

Markel Corp.*	230	214,544

Marsh & McLennan Cos., Inc.	8,190	847,337

MetLife, Inc.	12,051	456,130

Old Republic International Corp.	4,168	67,855

Primerica, Inc.	573	63,168

Principal Financial Group, Inc.	4,490	176,098

Progressive Corp. (The)	9,430	866,617

Prudential Financial, Inc.	6,180	395,644

Reinsurance Group of America, Inc.	990	100,010

RenaissanceRe Holdings Ltd.	778	125,818

Travelers Cos., Inc. (The)	4,180	504,568

Unum Group	2,560	45,210

W.R. Berkley Corp.	2,370	142,484

White Mountains Insurance Group Ltd.	60	54,500

Willis Towers Watson PLC	2,100	383,208

		$9,941,349

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.	8,585	119,932

Annaly Capital Management, Inc.	22,680	160,801

New Residential Investment Corp.	5,600	42,000

Starwood Property Trust, Inc.	4,018	56,132

		$378,865

THRIFTS & MORTGAGE FINANCE – 0.0%**

MGIC Investment Corp.	5,100	51,306

New York Community Bancorp, Inc.	6,283	52,212

TFS Financial Corp.	305	4,791

		$108,309

TOTAL FINANCIALS		$48,741,760

HEALTH CARE – 14.0%

BIOTECHNOLOGY – 2.3%

AbbVie, Inc.	28,811	2,451,816

ACADIA Pharmaceuticals, Inc.*	1,500	69,675

Acceleron Pharma, Inc.*	800	83,664

Agios Pharmaceuticals, Inc.*	1,050	42,074

Alexion Pharmaceuticals, Inc.*	3,390	390,325

Alkermes PLC*	2,650	43,063

Alnylam Pharmaceuticals, Inc.*	1,900	233,643

Amgen, Inc.	9,614	2,085,661

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

7	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Biogen, Inc.*	2,550	$642,778

BioMarin Pharmaceutical, Inc.*	2,900	215,847

Bluebird Bio, Inc.*	1,100	56,881

Exact Sciences Corp.*	2,500	309,575

Exelixis, Inc.*	4,700	96,256

Gilead Sciences, Inc.	20,394	1,185,911

Global Blood Therapeutics, Inc.*	900	47,592

Incyte Corp.*	2,960	256,454

Ionis Pharmaceuticals, Inc.*	2,050	96,248

Iovance Biotherapeutics, Inc.*	1,900	67,792

Moderna, Inc.*	4,500	303,615

Neurocrine Biosciences, Inc.*	1,500	148,005

Regeneron Pharmaceuticals, Inc.*	1,600	869,696

Sage Therapeutics, Inc.*	950	69,711

Sarepta Therapeutics, Inc.*	1,215	165,131

Seagen, Inc.*	2,000	333,600

United Therapeutics Corp.*	640	85,907

Vertex Pharmaceuticals, Inc.*	4,243	884,071

		$11,234,991

HEALTH CARE EQUIPMENT & SUPPLIES – 3.8%

Abbott Laboratories	28,195	2,963,576

ABIOMED, Inc.*	700	176,316

Align Technology, Inc.*	1,260	536,861

Baxter International, Inc.	8,230	638,401

Becton Dickinson & Co.	4,384	1,013,274

Boston Scientific Corp.*	23,300	798,491

Cooper Cos., Inc. (The)	800	255,240

Danaher Corp.	10,230	2,348,194

DENTSPLY SIRONA, Inc.	3,779	178,331

DexCom, Inc.*	1,500	479,370

Edwards Lifesciences Corp.*	9,916	710,878

Envista Holdings Corp.*	2,250	59,445

Haemonetics Corp.*	700	70,763

Hill-Rom Holdings, Inc.	1,260	114,748

Hologic, Inc.*	4,040	278,033

ICU Medical, Inc.*	300	53,337

IDEXX Laboratories, Inc.*	1,380	586,251

Insulet Corp.*	1,000	222,250

Integra LifeSciences Holdings Corp.*	1,048	46,217

Intuitive Surgical, Inc.*	1,900	1,267,452

Masimo Corp.*	800	179,056

Medtronic PLC	22,026	2,215,155

Novocure Ltd.*	1,600	195,360

Penumbra, Inc.*,#	500	130,515

Quidel Corp.*	568	152,389

ResMed, Inc.	2,420	464,495

STERIS PLC	1,400	248,066

Stryker Corp.	5,700	1,151,457

Tandem Diabetes Care, Inc.*	900	98,100

Teleflex, Inc.	760	241,855

Varian Medical Systems, Inc.*	1,450	250,560

West Pharmaceutical Services, Inc.	1,300	353,691

Zimmer Biomet Holdings, Inc.	3,510	463,671

		$18,941,798

HEALTH CARE PROVIDERS & SERVICES – 2.5%

Acadia Healthcare Co., Inc.*	1,100	39,215

Description	Number of Shares	Value

Amedisys, Inc.*	450	$116,550

AmerisourceBergen Corp.	2,470	237,293

Anthem, Inc.	4,110	1,121,208

Cardinal Health, Inc.	4,820	220,708

Centene Corp.*	9,330	551,403

Chemed Corp.	300	143,496

Cigna Corp.	5,992	1,000,484

CVS Health Corp.	21,371	1,198,699

DaVita, Inc.*	1,288	111,090

Encompass Health Corp.	1,480	90,739

Guardant Health, Inc.*	1,135	121,059

HCA Healthcare, Inc.	4,500	557,730

Henry Schein, Inc.*	2,720	172,938

Humana, Inc.	2,180	870,430

Laboratory Corp. of America Holdings*	1,557	311,042

McKesson Corp.	2,700	398,223

Molina Healthcare, Inc.*	1,000	186,470

Premier, Inc., Class A	700	22,911

Quest Diagnostics, Inc.	2,100	256,494

UnitedHealth Group, Inc.	15,320	4,674,745

Universal Health Services, Inc., Class B	1,180	129,269

		$12,532,196

HEALTH CARE TECHNOLOGY – 0.3%

Cerner Corp.	4,940	346,244

Change Healthcare, Inc.*	3,100	43,865

Livongo Health, Inc.*	900	125,793

Teladoc Health, Inc.*,#	1,195	234,770

Veeva Systems, Inc., Class A*	2,220	599,511

		$1,350,183

LIFE SCIENCES TOOLS & SERVICES – 1.4%

10X Genomics, Inc., Class A*	800	109,520

Adaptive Biotechnologies Corp.*	1,300	59,904

Agilent Technologies, Inc.	5,090	519,638

Avantor, Inc.*	6,945	161,610

Bio-Rad Laboratories, Inc., Class A*	390	228,704

Bio-Techne Corp.	700	176,687

Bruker Corp.	1,800	76,572

Charles River Laboratories International, Inc.*	920	209,484

Illumina, Inc.*	2,440	714,188

IQVIA Holdings, Inc.*	3,080	474,289

Mettler-Toledo International, Inc.*	420	419,122

PerkinElmer, Inc.	1,970	255,214

PPD, Inc.*	643	21,142

PRA Health Sciences, Inc.*	975	95,004

QIAGEN NV*,#	3,600	170,784

Repligen Corp.*	800	133,256

Syneos Health, Inc.*	950	50,426

Thermo Fisher Scientific, Inc.	6,470	3,061,087

Waters Corp.*	1,010	225,048

		$7,161,679

PHARMACEUTICALS – 3.7%

Bristol-Myers Squibb Co.	36,676	2,143,712

Catalent, Inc.*	2,500	219,425

Elanco Animal Health, Inc.*	6,800	210,868

Eli Lilly & Co.	13,630	1,778,170

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	8

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Horizon Therapeutics PLC*	3,200	$239,776

Jazz Pharmaceuticals PLC*	960	138,336

Johnson & Johnson	42,900	5,882,019

Merck & Co., Inc.	41,016	3,084,813

Mylan NV*	8,188	119,054

Nektar Therapeutics*	2,900	45,936

Perrigo Co. PLC	2,158	94,671

Pfizer, Inc.	90,253	3,202,176

Reata Pharmaceuticals, Inc., Class A*	400	46,684

Zoetis, Inc.	7,781	1,233,678

		$18,439,318

TOTAL HEALTH CARE		$69,660,165

INDUSTRIALS – 8.7%

AEROSPACE & DEFENSE – 1.4%

Axon Enterprise, Inc.*	1,000	98,900

Boeing Co. (The)	8,540	1,233,091

BWX Technologies, Inc.	1,655	91,042

Curtiss-Wright Corp.	715	60,317

General Dynamics Corp.	4,080	535,826

HEICO Corp.	650	68,283

HEICO Corp., Class A	1,152	107,712

Hexcel Corp.	1,600	53,568

Howmet Aerospace, Inc.	6,766	116,714

Huntington Ingalls Industries, Inc.	645	95,125

L3Harris Technologies, Inc.	3,582	577,096

Lockheed Martin Corp.	4,050	1,418,026

Northrop Grumman Corp.	2,520	730,346

Raytheon Technologies Corp.	23,254	1,263,157

Spirit AeroSystems Holdings, Inc., Class A	1,190	21,646

Teledyne Technologies, Inc.*	600	185,490

Textron, Inc.	3,653	130,777

TransDigm Group, Inc.	890	424,895

Virgin Galactic Holdings, Inc.*,#	500	8,710

		$7,220,721

AIR FREIGHT & LOGISTICS – 0.7%

C.H. Robinson Worldwide, Inc.	2,184	193,131

Expeditors International of Washington, Inc.	2,780	245,669

FedEx Corp.	3,960	1,027,501

United Parcel Service, Inc., Class B	11,480	1,803,623

XPO Logistics, Inc.*	1,400	126,000

		$3,395,924

AIRLINES – 0.2%

Alaska Air Group, Inc.	1,875	71,044

American Airlines Group, Inc.#	7,543	85,085

Copa Holdings SA, Class A	400	19,712

Delta Air Lines, Inc.	10,590	324,478

JetBlue Airways Corp.*	3,400	40,698

Southwest Airlines Co.	9,930	392,533

United Airlines Holdings, Inc.*	4,883	165,338

		$1,098,888

BUILDING PRODUCTS – 0.5%

A.O. Smith Corp.	2,100	108,549

Allegion PLC	1,433	141,151

Armstrong World Industries, Inc.	778	46,602

Description	Number of Shares	Value

Carrier Global Corp.	14,050	$469,129

Fortune Brands Home & Security, Inc.	2,260	182,766

Johnson Controls International PLC	12,231	516,271

Lennox International, Inc.	600	162,996

Masco Corp.	4,630	248,168

Owens Corning	1,648	107,895

Trane Technologies PLC	4,050	537,637

Trex Co., Inc.*	1,794	124,755

		$2,645,919

COMMERCIAL SERVICES & SUPPLIES – 0.5%

ADT, Inc.	810	5,338

Cintas Corp.	1,520	478,116

Clean Harbors, Inc.*	850	45,025

Copart, Inc.*	3,300	364,188

IAA, Inc.*	2,068	117,028

Republic Services, Inc.	3,440	303,305

Rollins, Inc.	2,300	133,055

Stericycle, Inc.*	1,485	92,515

Waste Management, Inc.	7,040	759,686

		$2,298,256

CONSTRUCTION & ENGINEERING – 0.1%

AECOM*	2,225	99,769

Jacobs Engineering Group, Inc.	1,950	185,250

Quanta Services, Inc.	2,088	130,354

Valmont Industries, Inc.	260	36,907

		$452,280

ELECTRICAL EQUIPMENT – 0.6%

Acuity Brands, Inc.	700	62,398

AMETEK, Inc.	3,860	379,052

Eaton Corp. PLC	6,578	682,731

Emerson Electric Co.	9,840	637,534

Generac Holdings, Inc.*	997	209,519

Hubbell, Inc.	890	129,504

nVent Electric PLC	2,916	52,634

Regal Beloit Corp.	600	59,190

Rockwell Automation, Inc.	1,870	443,414

Sensata Technologies Holding PLC*	2,298	100,446

Vertiv Holdings Co.*	3,150	55,597

		$2,812,019

INDUSTRIAL CONGLOMERATES – 1.0%

3M Co.	9,110	1,457,236

Carlisle Cos., Inc.	890	110,244

General Electric Co.	144,020	1,068,628

Honeywell International, Inc.	11,420	1,883,729

Roper Technologies, Inc.	1,700	631,278

		$5,151,115

MACHINERY – 1.8%

AGCO Corp.	995	76,645

Allison Transmission Holdings, Inc.	1,600	57,840

Caterpillar, Inc.	8,900	1,397,745

Colfax Corp.*	1,300	35,347

Crane Co.	1,200	60,900

Cummins, Inc.	2,480	545,327

Deere & Co.	4,690	1,059,518

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

9	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Donaldson Co., Inc.	2,510	$119,225

Dover Corp.	2,360	261,276

Flowserve Corp.	1,898	55,270

Fortive Corp.	5,140	316,624

Gates Industrial Corp. PLC*	1,200	13,320

Graco, Inc.	2,720	168,368

IDEX Corp.	1,220	207,876

Illinois Tool Works, Inc.	5,200	1,018,576

Ingersoll Rand, Inc.*	5,644	197,201

ITT, Inc.	1,635	98,934

Lincoln Electric Holdings, Inc.	900	91,638

Middleby Corp. (The)*	850	84,609

Nordson Corp.	1,000	193,430

Oshkosh Corp.	990	66,686

Otis Worldwide Corp.	6,675	409,044

PACCAR, Inc.	5,490	468,736

Parker-Hannifin Corp.	2,060	429,222

Pentair PLC	2,564	127,585

Snap-on, Inc.	880	138,626

Stanley Black & Decker, Inc.	2,520	418,824

Timken Co. (The)	1,000	59,700

Toro Co. (The)	1,880	154,348

Trinity Industries, Inc.#	1,200	22,608

Westinghouse Air Brake Technologies Corp.	3,065	181,754

Woodward, Inc.	825	65,629

Xylem, Inc.	2,810	244,863

		$8,847,294

MARINE – 0.0%**

Kirby Corp.*	800	30,792

PROFESSIONAL SERVICES – 0.5%

CoreLogic, Inc.	1,300	100,009

CoStar Group, Inc.*	650	535,346

Equifax, Inc.	2,060	281,396

IHS Markit Ltd.	6,587	532,691

ManpowerGroup, Inc.	860	58,368

Nielsen Holdings PLC	5,200	70,252

Robert Half International, Inc.	1,698	86,072

TransUnion	3,100	246,946

Verisk Analytics, Inc.	2,550	453,823

		$2,364,903

ROAD & RAIL – 1.1%

AMERCO	113	39,229

CSX Corp.	12,500	986,750

JB Hunt Transport Services, Inc.	1,380	168,001

Kansas City Southern	1,580	278,301

Knight-Swift Transportation Holdings, Inc.	1,835	69,712

Landstar System, Inc.	590	73,573

Lyft, Inc., Class A*	3,800	86,754

Norfolk Southern Corp.	4,160	869,939

Old Dominion Freight Line, Inc.	1,600	304,592

Ryder System, Inc.	1,090	53,694

Schneider National, Inc., Class B	923	20,361

Uber Technologies, Inc.*	22,100	738,361

Union Pacific Corp.	11,070	1,961,493

		$5,650,760

Description	Number of Shares	Value

TRADING COMPANIES & DISTRIBUTORS – 0.3%

Air Lease Corp.	1,400	$38,136

Fastenal Co.	9,640	416,737

HD Supply Holdings, Inc.*	2,403	95,784

MSC Industrial Direct Co., Inc., Class A	1,090	75,929

United Rentals, Inc.*	1,220	217,514

Univar Solutions, Inc.*	2,000	33,180

Watsco, Inc.	550	123,277

WW Grainger, Inc.	740	259,015

		$1,259,572

TRANSPORTATION INFRASTRUCTURE – 0.0%**

Macquarie Infrastructure Corp.	1,400	36,120

TOTAL INDUSTRIALS		$43,264,563

INFORMATION TECHNOLOGY – 27.5%

COMMUNICATIONS EQUIPMENT – 0.7%

Arista Networks, Inc.*	1,000	208,900

Ciena Corp.*	2,423	95,442

Cisco Systems, Inc.	69,050	2,478,895

EchoStar Corp., Class A*	420	9,727

F5 Networks, Inc.*	1,113	147,962

Juniper Networks, Inc.	5,090	100,375

Lumentum Holdings, Inc.*	1,050	86,824

Motorola Solutions, Inc.	2,830	447,310

Ubiquiti, Inc.#	100	18,561

		$3,593,996

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.6%

Amphenol Corp., Class A	5,100	575,484

Arrow Electronics, Inc.*	1,135	88,405

CDW Corp.	2,290	280,754

Cognex Corp.	2,700	177,930

Coherent, Inc.*	300	37,542

Corning, Inc.	13,170	421,045

Dolby Laboratories, Inc., Class A	990	74,329

FLIR Systems, Inc.	2,000	69,380

IPG Photonics Corp.*	600	111,576

Jabil, Inc.	2,158	71,516

Keysight Technologies, Inc.*	3,200	335,584

Littelfuse, Inc.	393	77,790

National Instruments Corp.	2,020	63,186

SYNNEX Corp.	693	91,227

Trimble, Inc.*	3,980	191,557

Vontier Corp.*	2,056	59,090

Zebra Technologies Corp., Class A*	900	255,276

		$2,981,671

IT SERVICES – 5.5%

Accenture PLC, Class A	10,550	2,288,400

Akamai Technologies, Inc.*	2,650	252,068

Alliance Data Systems Corp.	690	35,563

Amdocs Ltd.	2,620	147,716

Automatic Data Processing, Inc.	7,080	1,118,357

Black Knight, Inc.*	2,337	205,539

Booz Allen Hamilton Holding Corp.	2,200	172,700

Broadridge Financial Solutions, Inc.	1,930	265,568

CACI International, Inc., Class A*	453	94,464

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	10

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Cognizant Technology Solutions Corp., Class A	8,910	$636,352

DXC Technology Co.	3,626	66,791

EPAM Systems, Inc.*	900	278,055

Euronet Worldwide, Inc.*	765	67,963

Fastly, Inc., Class A*,#	1,200	76,212

Fidelity National Information Services, Inc.	10,150	1,264,588

Fiserv, Inc.*	9,310	888,826

FleetCor Technologies, Inc.*	1,350	298,228

Gartner, Inc.*	1,600	192,160

Genpact Ltd.	2,895	99,501

Global Payments, Inc.	4,863	767,090

GoDaddy, Inc., Class A*	2,750	194,535

International Business Machines Corp.	14,560	1,625,769

Jack Henry & Associates, Inc.	1,300	192,725

Leidos Holdings, Inc.	2,200	182,600

Mastercard, Inc., Class A	14,470	4,176,621

MongoDB, Inc.*	715	163,356

Okta, Inc.*	1,900	398,677

Paychex, Inc.	5,220	429,345

PayPal Holdings, Inc.*	19,115	3,557,875

Sabre Corp.	4,050	26,406

Square, Inc., Class A*	6,000	929,280

StoneCo Ltd., Class A*	2,700	141,858

Switch, Inc., Class A	800	11,248

Twilio, Inc., Class A*	2,200	613,734

VeriSign, Inc.*	1,750	333,725

Visa, Inc., Class A	27,520	5,000,659

Western Union Co. (The)	6,740	131,026

WEX, Inc.*	715	90,483

		$27,416,063

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 4.8%

Advanced Micro Devices, Inc.*	19,050	1,434,274

Analog Devices, Inc.	6,152	729,197

Applied Materials, Inc.	15,080	893,188

Broadcom, Inc.	6,433	2,249,170

Cree, Inc.*	1,675	106,530

Enphase Energy, Inc.*	1,600	156,944

Entegris, Inc.	2,100	157,017

First Solar, Inc.*	1,300	113,159

Inphi Corp.*	700	97,832

Intel Corp.	69,470	3,076,132

KLA Corp.	2,550	502,809

Lam Research Corp.	2,380	814,150

Marvell Technology Group Ltd.	11,453	429,602

Maxim Integrated Products, Inc.	4,420	307,853

Microchip Technology, Inc.	3,839	403,402

Micron Technology, Inc.*	18,400	926,256

MKS Instruments, Inc.	883	95,708

Monolithic Power Systems, Inc.	780	249,288

NVIDIA Corp.	9,630	4,828,097

ON Semiconductor Corp.*	6,378	160,024

Qorvo, Inc.*	1,850	235,616

QUALCOMM, Inc.	18,430	2,273,525

Skyworks Solutions, Inc.	2,800	395,612

SolarEdge Technologies, Inc.*	825	212,594

Teradyne, Inc.	2,650	232,803

Texas Instruments, Inc.	15,200	2,197,768

Description	Number of Shares	Value

Universal Display Corp.	700	$138,817

Xilinx, Inc.	4,000	474,760

		$23,892,127

SOFTWARE – 9.9%

2U, Inc.*,#	1,000	36,850

Adobe, Inc.*	7,910	3,536,561

Alteryx, Inc., Class A*	900	112,815

Anaplan, Inc.*	2,068	114,464

ANSYS, Inc.*	1,380	420,031

Aspen Technology, Inc.*	1,093	120,022

Atlassian Corp. PLC, Class A*	2,100	402,402

Autodesk, Inc.*	3,630	855,010

Avalara, Inc.*	1,333	198,684

Bill.com Holdings, Inc.*	800	80,000

Cadence Design Systems, Inc.*	4,510	493,259

CDK Global, Inc.	1,926	83,011

Ceridian HCM Holding, Inc.*	1,775	153,040

Citrix Systems, Inc.	1,990	225,407

Cloudflare, Inc., Class A*	1,600	83,152

Coupa Software, Inc.*	1,100	294,470

Crowdstrike Holdings, Inc., Class A*	2,419	299,569

Datadog, Inc., Class A*,#	2,548	231,231

DocuSign, Inc.*	2,900	586,525

Dropbox, Inc., Class A*	3,600	65,736

Dynatrace, Inc.*	2,573	90,853

Elastic NV*	800	81,128

Everbridge, Inc.*	500	52,345

Fair Isaac Corp.*	500	195,725

FireEye, Inc.*	2,800	38,752

Five9, Inc.*	943	143,072

Fortinet, Inc.*	2,200	242,814

Globant SA*	700	126,427

Guidewire Software, Inc.*	1,300	124,943

HubSpot, Inc.*	703	203,919

Intuit, Inc.	4,150	1,305,922

Manhattan Associates, Inc.*	973	83,191

Medallia, Inc.*,#	1,050	29,873

Microsoft Corp.	121,999	24,701,138

New Relic, Inc.*	700	42,462

NortonLifeLock, Inc.	9,070	186,570

Nuance Communications, Inc.*	4,355	138,968

Nutanix, Inc., Class A*	2,600	63,284

Oracle Corp.	31,160	1,748,388

PagerDuty, Inc.*,#	750	20,325

Palo Alto Networks, Inc.*	1,540	340,633

Paycom Software, Inc.*	800	291,272

Paylocity Holding Corp.*	525	97,398

Pegasystems, Inc.	620	71,846

Pluralsight, Inc., Class A*	1,150	18,055

Proofpoint, Inc.*	953	91,240

PTC, Inc.*	1,700	142,596

RealPage, Inc.*	1,335	74,346

RingCentral, Inc., Class A*	1,300	335,842

salesforce.com, Inc.*	14,134	3,282,904

ServiceNow, Inc.*	3,100	1,542,467

Slack Technologies, Inc., Class A*,#	6,106	156,191

Smartsheet, Inc., Class A*	1,705	84,994

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

11	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

SolarWinds Corp.*	173	$3,534

Splunk, Inc.*	2,550	505,002

SS&C Technologies Holdings, Inc.	3,700	219,114

Synopsys, Inc.*	2,500	534,650

Teradata Corp.*	1,320	24,248

Trade Desk, Inc. (The), Class A*	700	396,515

Tyler Technologies, Inc.*	650	249,847

VMware, Inc., Class A*	1,310	168,636

Workday, Inc., Class A*	2,850	598,842

Zendesk, Inc.*	1,865	206,903

Zoom Video Communications, Inc., Class A*	2,738	1,261,972

Zscaler, Inc.*	1,100	149,325

		$48,860,710

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.0%

Apple, Inc.	262,940	28,623,648

Dell Technologies, Inc., Class C*	3,919	236,159

Hewlett Packard Enterprise Co.	20,140	174,010

HP, Inc.	23,590	423,676

NCR Corp.*	1,470	29,870

NetApp, Inc.	3,553	155,941

Pure Storage, Inc., Class A*,#	3,395	54,660

Western Digital Corp.	4,883	184,236

Xerox Holdings Corp.	550	9,559

		$29,891,759

TOTAL INFORMATION TECHNOLOGY		$136,636,326

MATERIALS – 2.8%

CHEMICALS – 1.8%

Air Products & Chemicals, Inc.	3,700	1,022,088

Albemarle Corp.	1,700	158,457

Ashland Global Holdings, Inc.	1,000	69,770

Axalta Coating Systems Ltd.*	3,310	83,114

Cabot Corp.	700	26,607

Celanese Corp.	1,900	215,669

CF Industries Holdings, Inc.	4,000	110,440

Chemours Co. (The)	2,500	50,350

Corteva, Inc.	12,512	412,646

Dow, Inc.	12,179	554,023

DuPont de Nemours, Inc.	11,812	671,867

Eastman Chemical Co.	2,200	177,848

Ecolab, Inc.	4,100	752,719

Element Solutions, Inc.*	3,700	43,364

FMC Corp.	2,100	215,754

Huntsman Corp.	2,800	68,012

International Flavors & Fragrances, Inc.	1,800	184,788

Linde PLC	8,500	1,872,890

LyondellBasell Industries NV, Class A	4,300	294,335

Mosaic Co. (The)	5,565	102,952

NewMarket Corp.	100	35,769

Olin Corp.	3,200	52,960

PPG Industries, Inc.	4,000	518,880

RPM International, Inc.	2,100	177,807

Scotts Miracle-Gro Co. (The)	645	96,782

Sherwin-Williams Co. (The)	1,350	928,773

Valvoline, Inc.	2,600	51,142

Description	Number of Shares	Value

W.R. Grace & Co.	800	$34,792

Westlake Chemical Corp.#	400	27,048

		$9,011,646

CONSTRUCTION MATERIALS – 0.1%

Eagle Materials, Inc.	600	51,150

Martin Marietta Materials, Inc.	1,100	292,985

Vulcan Materials Co.	2,200	318,648

		$662,783

CONTAINERS & PACKAGING – 0.5%

Amcor PLC	26,651	277,970

AptarGroup, Inc.	1,065	121,506

Ardagh Group SA	2,100	34,608

Avery Dennison Corp.	1,400	193,746

Ball Corp.	5,200	462,800

Berry Global Group, Inc.*	1,993	92,934

Crown Holdings, Inc.*	2,068	177,434

Graphic Packaging Holding Co.	3,955	52,562

International Paper Co.	6,400	280,000

Packaging Corp. of America	1,500	171,735

Sealed Air Corp.	3,100	122,729

Silgan Holdings, Inc.	1,005	34,622

Sonoco Products Co.	1,580	77,246

Westrock Co.	4,000	150,200

		$2,250,092

METALS & MINING – 0.4%

Freeport-McMoRan, Inc.	23,000	398,820

Newmont Corp.	12,850	807,494

Nucor Corp.	4,900	234,024

Reliance Steel & Aluminum Co.	1,000	108,990

Royal Gold, Inc.	1,058	125,701

Southern Copper Corp.	1,150	60,191

Steel Dynamics, Inc.	3,000	94,440

		$1,829,660

TOTAL MATERIALS		$13,754,181

REAL ESTATE – 3.1%

REAL ESTATE INVESTMENT TRUSTS – 3.0%

Alexandria Real Estate Equities, Inc.	2,015	305,313

American Campus Communities, Inc.	2,800	104,888

American Homes 4 Rent, Class A	3,990	112,797

American Tower Corp.	7,110	1,632,811

Americold Realty Trust#	3,140	113,762

Apartment Investment & Management Co., Class A	2,871	91,585

Apple Hospitality REIT, Inc.	6,300	62,370

AvalonBay Communities, Inc.	2,422	336,973

Boston Properties, Inc.	2,550	184,646

Brandywine Realty Trust	5,000	43,800

Brixmor Property Group, Inc.	4,400	48,224

Brookfield Property REIT, Inc., Class A#	6,100	89,975

Camden Property Trust	1,470	135,593

CoreSite Realty Corp.	700	83,552

Corporate Office Properties Trust	1,900	42,617

Cousins Properties, Inc.	2,233	56,897

Crown Castle International Corp.	6,640	1,037,168

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	12

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

CubeSmart	2,933	$99,517

CyrusOne, Inc.	1,848	131,300

Digital Realty Trust, Inc.	4,310	621,933

Douglas Emmett, Inc.	4,110	96,996

Duke Realty Corp.	5,810	220,722

Equinix, Inc.	1,431	1,046,404

Equity Commonwealth	1,692	44,703

Equity LifeStyle Properties, Inc.	3,100	183,489

Equity Residential	6,050	284,229

Essex Property Trust, Inc.	1,073	219,525

Extra Space Storage, Inc.	2,050	237,698

Federal Realty Investment Trust	1,148	78,959

Gaming and Leisure Properties, Inc.	3,374	122,645

Healthcare Trust of America, Inc., Class A	3,580	86,994

Healthpeak Properties, Inc.	8,730	235,448

Highwoods Properties, Inc.	1,490	44,357

Host Hotels & Resorts, Inc.	10,830	113,498

Hudson Pacific Properties, Inc.	2,053	39,541

Invitation Homes, Inc.	8,900	242,614

Iron Mountain, Inc.#	4,556	118,729

JBG SMITH Properties	1,721	40,185

Kilroy Realty Corp.	2,175	102,399

Kimco Realty Corp.	9,980	102,395

Lamar Advertising Co., Class A	1,400	86,744

Life Storage, Inc.	1,000	114,150

Medical Properties Trust, Inc.	8,300	147,906

Mid-America Apartment Communities, Inc.	1,871	218,215

National Retail Properties, Inc.	2,615	83,706

Omega Healthcare Investors, Inc.	3,800	109,478

Outfront Media, Inc.	2,300	30,153

Park Hotels & Resorts, Inc.	5,100	50,643

Prologis, Inc.	11,717	1,162,326

Public Storage	2,410	552,059

Rayonier, Inc.	2,615	66,369

Realty Income Corp.	5,860	339,060

Regency Centers Corp.	2,633	93,708

SBA Communications Corp.	1,750	508,148

Simon Property Group, Inc.	4,993	313,610

SL Green Realty Corp.#	1,990	85,192

Spirit Realty Capital, Inc.	1,800	54,090

STORE Capital Corp.	3,305	84,939

Sun Communities, Inc.	1,600	220,208

Taubman Centers, Inc.	700	23,394

UDR, Inc.	5,180	161,823

Ventas, Inc.	6,086	240,214

VEREIT, Inc.	16,533	102,505

VICI Properties, Inc.	8,038	184,472

Vornado Realty Trust	2,726	83,770

Weingarten Realty Investors	1,510	23,949

Welltower, Inc.	6,970	374,777

Weyerhaeuser Co.	12,242	334,084

WP Carey, Inc.	2,800	175,308

		$15,022,251

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.1%

CBRE Group, Inc., Class A*	5,510	277,704

Description	Number of Shares	Value

Howard Hughes Corp. (The)*	658	$40,921

Jones Lang LaSalle, Inc.	828	93,448

		$412,073

TOTAL REAL ESTATE		$15,434,324

UTILITIES – 3.0%

ELECTRIC UTILITIES – 1.8%

Alliant Energy Corp.	4,000	221,120

American Electric Power Co., Inc.	7,850	705,950

Avangrid, Inc.	700	34,538

Duke Energy Corp.	11,700	1,077,687

Edison International	5,800	325,032

Entergy Corp.	3,200	323,904

Evergy, Inc.	3,750	207,000

Eversource Energy	5,300	462,531

Exelon Corp.	15,800	630,262

FirstEnergy Corp.	8,900	264,508

Hawaiian Electric Industries, Inc.	1,500	49,560

IDACORP, Inc.	900	78,957

NextEra Energy, Inc.	31,400	2,298,794

NRG Energy, Inc.	4,100	129,642

OGE Energy Corp.	3,363	103,480

PG&E Corp.*	19,600	187,376

Pinnacle West Capital Corp.	1,800	146,826

PPL Corp.	12,700	349,250

Southern Co. (The)	16,800	965,160

Xcel Energy, Inc.	8,400	588,252

		$9,149,829

GAS UTILITIES – 0.1%

Atmos Energy Corp.	2,000	183,340

National Fuel Gas Co.	1,400	55,944

UGI Corp.	3,100	100,254

		$339,538

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.1%

AES Corp. (The)	11,550	225,225

Vistra Corp.	7,600	132,012

		$357,237

MULTI-UTILITIES – 0.9%

Ameren Corp.	3,900	316,368

CenterPoint Energy, Inc.	9,600	202,848

CMS Energy Corp.	4,500	284,985

Consolidated Edison, Inc.	5,300	415,997

Dominion Energy, Inc.	13,343	1,071,977

DTE Energy Co.	3,200	394,944

MDU Resources Group, Inc.	2,800	66,528

NiSource, Inc.	6,000	137,820

Public Service Enterprise Group, Inc.	8,200	476,830

Sempra Energy	4,650	582,924

WEC Energy Group, Inc.	4,950	497,722

		$4,448,943

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

13	PORTFOLIO OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	3,000	$451,530

Essential Utilities, Inc.	3,600	148,320

		$599,850

TOTAL UTILITIES		$14,895,397

TOTAL COMMON STOCKS (COST $196,700,375)		$496,472,469

PREFERRED STOCK – 0.0%**

CONSUMER DISCRETIONARY – 0.0%**

INTERNET & DIRECT MARKETING RETAIL – 0.0%**

Qurate Retail, Inc. 8.00%	177	17,314

TOTAL CONSUMER DISCRETIONARY		$17,314

TOTAL PREFERRED STOCK (COST $10,427)		$17,314

RIGHTS – 0.0%**

Bristol-Myers Squibb Co. CVR*	13,166	42,921

Bristol-Myers Squibb Co. CVR, Expire 12/31/20	89	30

TOTAL RIGHTS (COST $30,281)		$42,951

WARRANTS – 0.0%**

American International Group, Inc. CW21, Expire 01/19/21*	2,055	477

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	4,063

TOTAL WARRANTS (COST $34,935)		$4,540

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Russell 1000 ETF#	1,200	219,420

iShares Russell 1000 Growth ETF	575	120,509

iShares Russell 1000 Value ETF	1,040	121,399

TOTAL EQUITY FUNDS		$461,328

TOTAL INVESTMENT COMPANIES (COST $476,294)		$461,328

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.5%

REPURCHASE AGREEMENTS – 0.5%

Bank of America Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $479,025 collateralized by U.S. Government Agency Securities, 2.00% to 5.00%, maturing 11/01/27 to 11/01/50; total market value of $488,601.	$479,021	479,021

Description	Par Value	Value

BNP Paribas SA, 0.09%, dated 10/30/20, due 11/02/20, repurchase price $479,025 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 12/31/20 to 7/01/50; total market value of $488,601.	$479,021	$479,021

Daiwa Capital Markets America, 0.10%, dated 10/30/20, due 11/02/20, repurchase price $479,025 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 12/31/20 to 11/01/50; total market value of $488,601.	479,021	479,021

National Bank Financial, 0.14%, dated 10/30/20, due 11/02/20, repurchase price $479,027 collateralized by U.S. Treasury Securities, 0.13% to 6.25%, maturing 11/02/20 to 9/09/49; total market value of $488,601.	479,021	479,021

Nomura Securities International, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $190,701 collateralized by U.S. Government Agency Securities, 2.00% to 5.50%, maturing 10/01/34 to 9/20/50; total market value of $194,514.	190,700	190,700

RBC Dominion Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $479,025 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 2/04/21 to 11/01/50; total market value of $488,601.	479,021	479,021

TOTAL REPURCHASE AGREEMENTS (COST $2,585,805)		$2,585,805

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,585,805)		$2,585,805

TOTAL INVESTMENTS – 100.5% (COST $199,838,117)		$499,584,407

COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(2,585,805)

OTHER ASSETS LESS LIABILITIES – 0.0%**		140,715

TOTAL NET ASSETS – 100.0%		$497,139,317

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	14

Wilmington Large-Cap Strategy Fund (concluded)

Cost of investments for Federal income tax purposes is $211,293,291. The net unrealized appreciation/(depreciation) of investments was $288,291,116. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $308,000,898 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(19,709,782).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$496,346,676	$125,793	$—	$496,472,469

Preferred Stock	17,314	—	—	17,314

Rights	42,951	—	—	42,951

Warrants	4,540	—	—	4,540

Investment Companies	461,328	—	—	461,328

Repurchase Agreements	—	2,585,805	—	2,585,805

Total	$496,872,809	$2,711,598	$—	$499,584,407

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

§	Affiliated company. See Note 4 in Notes to Financial Statements.

**	Represents less than 0.05%.

The following acronyms are used throughout this Fund:

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

15	STATEMENT OF ASSETS AND LIABILITIES

October 31, 2020 (unaudited)	Wilmington Large-Cap Strategy Fund

ASSETS:
Investments, at identified cost	$199,838,117	(a)

Investments in securities, at value (Including $2,463,662 of securities on loan) (Note 2)	$499,584,407	(b)
Cash	27,264
Income receivable	408,799
Receivable for shares sold	266,197
Prepaid assets	33,948

TOTAL ASSETS	500,320,615

LIABILITIES:
Collateral for securities on loan	2,585,805
Payable for shares redeemed	348,716
Payable for Trustees’ fees	8,652
Payable for administration fees	34,546
Payable for investment advisory fees	58,495
Other accrued expenses	145,084

TOTAL LIABILITIES	3,181,298

NET ASSETS	$497,139,317

NET ASSETS CONSIST OF:

Paid-in capital	$166,478,837
Distributable earnings (loss)	330,660,480

TOTAL NET ASSETS	$497,139,317

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class I
Net Assets	$497,139,317

Shares outstanding (unlimited shares authorized)	19,776,813

Net Asset Value and Offering Price per share	$ 25.14

(a)	Includes $127,293 of investments in affiliated issuers.
(b)	Includes $166,764 of investments in affiliated issuers.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

STATEMENT OF OPERATIONS	16

Six Months Ended October 31, 2020 (unaudited)	Wilmington Large-Cap Strategy Fund

INVESTMENT INCOME:
Dividends	$4,319,026	(a),(b)
Securities lending income, net	11,026

TOTAL INVESTMENT INCOME	4,330,052

EXPENSES:
Investment advisory fees	1,274,149
Administration fees	77,154
Portfolio accounting and administration fees	63,465
Custodian fees	18,897
Transfer and dividend disbursing agent fees and expenses	43,394
Trustees’ fees	30,594
Professional fees	45,923
Shareholder services fee—Class I	637,075
Share registration costs	3,755
Printing and postage	12,437
Miscellaneous	11,862

TOTAL EXPENSES	2,218,705

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(944,555)
Waiver of shareholder services fee—Class I	(637,075)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,581,630)

Net expenses	637,075

Net investment income	3,692,977

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	23,143,249
Litigation proceeds	773	(c)
Net realized gain (loss)	23,144,022

Net change in unrealized appreciation (depreciation) on unaffiliated investments	41,424,952
Net change in unrealized appreciation (depreciation) of affiliated investments	(13,685)

Net change in unrealized appreciation (depreciation)	41,411,267

Net realized and unrealized gain (loss)	64,555,289

Change in net assets resulting from operations	$68,248,266

(a)	Includes $1,771 received from affiliated issuers.
(b)	Net of foreign withholding taxes withheld of $200.
(c)	The Litigation proceeds represent a class action settlement received by the Fund.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

17	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Large-Cap Strategy Fund
	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

OPERATIONS:
Net investment income	$3,692,977	$8,656,304
Net realized gain (loss)	23,144,022	33,390,032
Net change in unrealized appreciation (depreciation)	41,411,267	(37,881,410)

Change in net assets resulting from operations	68,248,266	4,164,926

DISTRIBUTIONS TO SHAREHOLDERS:
Class I	(3,855,692)	(29,545,889)

Total distributions to shareholders	(3,855,692)	(29,545,889)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class I	15,424,052	54,361,316
Distributions reinvested
Class I	1,043,060	18,763,388
Cost of shares redeemed
Class I	(51,112,636)	(108,169,702)

Change in net assets resulting from share transactions	(34,645,524)	(35,044,998)

Change in net assets	29,747,050	(60,425,961)
NET ASSETS:
Beginning of period	467,392,267	527,818,228

End of period	$497,139,317	$467,392,267

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class I	635,268	2,532,501
Distributions reinvested
Class I	42,719	795,091
Shares redeemed
Class I	(2,065,268)	(4,756,535)

Net change resulting from share transactions	(1,387,281)	(1,428,943)

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	18

For a share outstanding throughout each period:

WILMINGTON LARGE-CAP STRATEGY FUND

CLASS I	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$22.08		$23.36		$21.98	$19.65		$16.91	$18.46
Income (Loss) From Operations:
Net Investment Income(a)	0.18		0.39		0.37	0.34		0.32	0.29
Net Realized and Unrealized Gain (Loss)	3.07	(b)	(0.32	)(b)	2.32 (b)	2.34	(c)	2.75	(0.42)

Total Income (Loss) From Operations	3.25		0.07		2.69	2.68		3.07	(0.13)

Less Distributions From:
Net Investment Income	(0.19)		(0.41)		(0.38)	(0.35)		(0.33)	(0.28)
Net Realized Gains	—		(0.94)		(0.93)	—		—	(1.14)

Total Distributions	(0.19)		(1.35)		(1.31)	(0.35)		(0.33)	(1.42)

Net Asset Value, End of Period	$25.14		$22.08		$23.36	$21.98		$19.65	$16.91

Total Return	14.74	%(d)	0.09%		12.93%	13.71	%(c)	18.32%	(0.87)%
Net Assets, End of Period (000’s)	$497,139		$467,392		$527,818	$504,014		$554,810	$606,908
Ratios to Average Net Assets
Gross Expense(e)	0.87	%(f)	0.86%		0.89%	0.90%		0.90%	0.89%
Net Expense(e),(g)	0.25	%(f)	0.25%		0.25%	0.25%		0.25%	0.25%
Net Investment Income	1.45	%(f)	1.69%		1.65%	1.62%		1.75%	1.68%
Portfolio Turnover Rate	7%		26%		13%	15%		18%	81%

(a)	Per share numbers have been calculated using the average shares method.
(b)

Amount includes a non-recurring payment for Litigation proceeds which represents proceeds from securities litigation by the Fund. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.00 for Class I.

(c)

Amount includes a non-recurring settlement paid by the Fund related to the Fund’s prior investment in Tribune Company. The settlement payment impacted the realized (loss) per share by $0.00 for Class I. Total return was not impacted.

(d)	Total return is not annualized for periods less than one year.
(e)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(f)	Annualized for periods less than one year.
(g)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

19	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2020 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 funds, 1 of which is presented herein (referred to as the “Fund”). The remaining 11 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Class A, Service Class, Select Class, Administrative Class and Institutional Class are not available for the Fund. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services – Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (“NAV”) per share for each class of the Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of the Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Fund utilizes a fair value approach. The Fair Value of the Fund’s portfolio securities are determined as follows:

●

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

●	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost, provided such amount approximates fair value; and

●	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing its NAV, the Fund values foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	20

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of the Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Fund’s fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Fund may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund’s return on the transaction. It is the Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2020, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Large-Cap Strategy Fund
Bank of America Securities, Inc.	$479,021	$479,021	$—	$—
BNP Paribas SA	479,021	479,021	—	—
Daiwa Capital Markets America	479,021	479,021	—	—
National Bank Financial	479,021	479,021	—	—
Nomura Securities International, Inc.	190,700	190,700	—	—
RBC Dominion Securities, Inc.	479,021	479,021	—	—

	$2,585,805	$2,585,805	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly.

Real Estate Investment Trusts – The Fund may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

21	NOTES TO FINANCIAL STATEMENTS (continued)

determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Federal Taxes – It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all its income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the six months ended October 31, 2020, the Fund did not incur any interest or penalties.

Warrants and Rights – The Fund may hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Fund. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the portfolio of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (“MSLA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund.

At October 31, 2020, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Large-Cap Strategy Fund	$2,463,662	$2,463,662	$—

(1)

Collateral with a value of $2,585,805 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2020, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Fund’s federal tax returns filed or to be filed for the years ended 2020, 2019, 2018 and 2017, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to losses deferred due to wash sales. The tax character of distributions for the corresponding fiscal year ends were as follows:

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	22

	2020		2019

Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains

Large-Cap Strategy Fund	$9,083,834	$20,462,055	$8,459,201	$20,475,469

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals

Large-Cap Strategy Fund	$784,193	$18,603,864	$—	$246,879,849	$—	$—

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to the Fund. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Fund. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Fund pays WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of the Fund’s average daily net assets as described below. WFMC, not the Fund, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Large-Cap Strategy Fund	0.50%

WFMC and the Fund’s distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2021 so that total annual fund operating expenses paid by the Fund (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed 0.25% for the Fund’s Class I Shares. Neither WFMC nor the Fund’s distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statement of Operations. WFMC, in its role as Co-Administrator, provides the Fund with certain administrative personnel and services necessary to operate the Fund. The fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statement of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2020, neither WFMC nor BNYM waived any administrative fees.

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Fund and administered by ALPS Distributors, Inc. (“ALPS”), the Fund may pay up to 0.25% of the average daily net assets of the Fund’s Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T Securities, Inc., Manufacturers and Traders Trust and Company, and Wilmington Trust, NA (together “M&T”) has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Fund’s shares for whom M&T provides shareholder services. The Fund may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled. For the six months ended October 31, 2020, no affiliates of the Advisor received these fees.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

23	NOTES TO FINANCIAL STATEMENTS (continued)

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Fund, and during their terms of office, receive no compensation from the Fund. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the six months ended October 31, 2020 are as follows:

Fund/ Affiliated Investment Name	Value 4/30/20	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value 10/31/20	Number of Shares 10/31/20	Dividend Income	Capital Gain Distributions
Large-Cap Strategy Fund
Common Stock - 0.0%*
M&T Bank Corp.	$180,449	$—	$—	$—	$(13,685)	$166,764	1,610	$1,771	$—

*	As a percentage of Net Assets as of October 31, 2020.

The Fund may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2020 were as follows:

Fund	Commissions

Large-Cap Strategy Fund	$14,084

5.	INVESTMENT TRANSACTIONS

Purchases and sales of securities for the Fund (excluding U.S. Government and agency securities and short-term securities) during the six months ended October 31, 2020 were $35,045,232 and $69,893,927, respectively.

6.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on the Fund and its investments.

Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Fund and negatively impact Fund performance.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	24

1.25% per annum over the greater of the Federal Funds Rate or the overnight London Interbank Offered Rate (“LIBOR”). The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The LOC expires on April 1, 2021.

The Trust did not utilize the LOC during the six months ended October 31, 2020.

9.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued an Accounting Standards Update (“ASU”), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. As of October 31, 2020, ASU 2018-13 has been fully adopted and the implementation did not have a material impact on the Fund’s financial statements.

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Fund’s financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

25

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 9, 2020 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 18, 2020, the Board held a special telephonic meeting (the “August Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and, together with WFMC, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”), to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;
●	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
●

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

●

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

●	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and
●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

Semi-Annual Report	26

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2020.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

27

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

28

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy:

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

29

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Co-Administrator

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent

and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

WT-SAR-EQ-1020

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Wilmington International Fund (“International Fund”)

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)

Wilmington Real Asset Fund (“Real Asset Fund”)

Wilmington Diversified Income Fund (“Diversified Income Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the semi-annual fiscal year period of May 1, 2020, through October 31, 2020. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year.

The economy

The last six months revealed both the economic toll of the pandemic’s first wave, and the subsequent rebound as activity reverted toward more normal levels. U.S. gross domestic product (“GDP”) declined by a record -31.4% annualized in 2Q, as strict lockdown measures imposed across much of the world to contain the virus brought consumer activity to a near halt. GDP bounced back strongly in 3Q, gaining 31.4% annualized as initial outbreaks stabilized and economies began to reopen. The labor market recovered considerably over the period, adding back 12 of the 22 million jobs lost in March and April, although momentum began to wane with the unemployment rate still historically elevated. The federal government delivered a healthy volume of fiscal stimulus, more than offsetting wages lost by low income consumer and helping to fuel a robust rebound in spending on goods. Retail sales snapped back sharply to pre-pandemic levels by June, although the pace of gains decelerated in the months that followed as critical supplemental unemployment benefits expired without replacement. Relative to goods, spending on services saw more modest improvement, due to social distancing measures and persistent virus concerns. With the economic outlook still clouded by the pandemic, the Federal Reserve (the “Fed”) guided for rates to remain at the lower bound for years to come. The Fed’s shift to average inflation targeting, allowing inflation to run above 2% for extended periods, signaled that it is likely to remain accommodative for the time being.

Economic activity outside the U.S. varied between regions depending on the success of virus containment efforts. In China, where infection rates have been well controlled relative to much of the world, indicators of both manufacturing and services activity returned to expansion, while activity in the virus-sensitive transportation, hotel, and restaurant industries showed continued improvement. Eurozone economies began plotting their path to recovery, before moderating towards the end of the period. With outbreaks well contained from May-August, the Euro zone services sector returned to expansion in July before contracting in September and October as governments tightened mobility restrictions to curb an accelerating second wave of cases.

Bond markets

Fixed income markets recorded solid returns over the period, with both taxable and tax-exempt credit outperforming treasuries materially. The U.S. 10-year yield compressed to a record low and traded in a tight range for much of the period, before rising moderately in October. The Fed remained an active buyer of investment-grade and recently downgraded high-yield credit through its purchasing facilities. Fed support and improving economic trends helped fuel robust volumes of new issuance, alongside a steady appetite for yield from global investors. High yield taxable outperformed investment grade as spreads continued to normalize from elevated levels, and investors embraced riskier assets. After recording strong gains from May through July, municipal bonds saw more muted returns over the following months as issuance picked up pace and spreads widened moderately in September and October.

For the six-month period May 1, 2020 to October 31, 2020, certain Bloomberg Barclays indices performed as follows:1

Bloomberg Barclays U.S. Treasury Bond Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	Bloomberg Barclays U.S. Credit Bond Index[4]	Bloomberg Barclays Municipal Bond Index[5]	Bloomberg Barclays U.S. Corporate High Yield Bond Index[6]

-0.93%	1.27%	4.80%	4.99%	10.83%

Past performance is no guarantee of future results. Short term performance may not be indicative of long term results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2020 (unaudited)

ii

Equity markets

Global equities extended gains in the period as the continued recovery in the broader economy, better than expected corporate earnings and optimism over the development of COVID-19 treatments and vaccines, boosted risk sentiment. The S&P 500 led the way for much of the period, thanks to the dominant performance of mega-cap technology stocks with business models that benefitted most from the stay-at-home environment. Leadership began to shift from safe to more cyclical areas of the market in September, as large technology stocks, which had seen valuations inflate significantly, suffered a sharp sell-off. U.S. small cap equities logged strong gains over the period, after rebounding from depressed levels and maintaining a strong bid throughout the tech led unwind in September. Emerging markets equities outperformed, benefitting from economic momentum in China, which contributes over 1/3 of index market cap, and receiving some support from a weakening U.S. dollar. International developed equities started off on strong footing but lagged towards the end of the period as renewed COVID outbreaks and mobility restrictions fueled growth concerns.

For the six-month period May 1, 2020 to October 31, 2020, certain stock market indices performed as follows:

S&P 500® Index[7]	Russel 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]

13.29%	18.13%	8.57%	20.96%

Past performance is no guarantee of future results. Short term performance may not be indicative of long term results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2020

October 31, 2020 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg Barclays U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Barclays Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2020 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Funds expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)

WILMINGTON INTERNATIONAL FUND

Actual

Class A	$1,000.00	$1,158.70	$5.55	1.02%(3)

Class I	$1,000.00	$1,159.90	$4.63	0.85%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,020.06	$5.19	1.02%(3)

Class I	$1,000.00	$1,020.92	$4.33	0.85%

WILMINGTON GLOBAL ALPHA EQUITIES FUND

Actual

Class A	$1,000.00	$1,047.80	$7.69	1.49%

Class I	$1,000.00	$1,049.10	$6.40	1.24%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,017.69	$7.58	1.49%

Class I	$1,000.00	$1,018.95	$6.31	1.24%

WILMINGTON REAL ASSET FUND

Actual

Class A	$1,000.00	$1,032.10	$4.92	0.96%

Class I	$1,000.00	$1,033.90	$3.64	0.71%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,020.37	$4.89	0.96%

Class I	$1,000.00	$1,021.63	$3.62	0.71%

WILMINGTON DIVERSIFIED INCOME FUND

Actual

Class A	$1,000.00	$1,035.90	$3.08	0.60%

Class I	$1,000.00	$1,037.20	$1.80	0.35%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,022.18	$3.06	0.60%

Class I	$1,000.00	$1,023.44	$1.79	0.35%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Funds invest.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

2

(3)

Effective August 31, 2020, the contractual expense limitation for Class A of the Wilmington International Fund changed from 0.98% to 1.10%. Had this change been in effect for the entire period from May 1, 2020 to October 31, 2020. the expense examples would have been as follows:

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Expenses Paid During the Six-Month Period(1)	Annualized Expense Ratio Based on the Six-Month Period(2)

WILMINGTON INTERNATIONAL FUND CLASS A

Actual	$1,000.00	$1,158.70	$5.99	1.10%

Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60	1.10%

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington International Fund

At October 31, 2020, the Fund’s sector classifications and country allocations were as follows (unaudited):

	Percentage of Total Net Assets

Common Stocks

Consumer Discretionary	16.2%

Information Technology	14.9%

Industrials	14.2%

Health Care	11.1%

Financials	10.8%

Materials	6.5%

Communication Services	6.3%

Consumer Staples	3.7%

Real Estate	2.7%

Utilities	1.6%

Energy	1.2%

Investment Companies	3.0%

Warrants	1.1%

Preferred Stocks	0.2%

Rights	0.0	%(1)

Cash Equivalents(2)	5.5%

Cash Collateral Invested for Securities on Loan(3)	2.5%

Other Assets and Liabilities - Net(4)	(1.5)%

TOTAL	100.0%

Country Allocation	Percentage of Total Net Assets

Common Stocks

Japan	18.6%

China	10.4%

Germany	7.8%

France	7.0%

Switzerland	5.6%

Sweden	5.1%

United Kingdom	4.7%

Hong Kong	4.0%

Taiwan	3.6%

Denmark	3.4%

Australia	3.0%

Netherlands	2.9%

South Korea	2.8%

United States	1.8%

Ireland	1.4%

Italy	1.3%

Spain	1.1%

India	1.0%

All other countries less than 1.0%	3.7%

Investment Companies	3.0%

Warrants	1.1%

Preferred Stocks	0.2%

Rights	0.0	%(1)

Cash Equivalents(2)	5.5%

Cash Collateral Invested for Securities on Loan(3)	2.5%

Other Assets and Liabilities - Net(4)	(1.5)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 89.2%

AUSTRALIA – 3.0%

Australia & New Zealand Banking Group Ltd.	91,026	$1,207,972

BHP Group Ltd.	129,812	3,111,804

BHP Group PLC	21,452	415,576

Brambles Ltd.	225,545	1,521,147

Cochlear Ltd.	12,032	1,795,841

CSL Ltd.	18,567	3,759,026

Incitec Pivot Ltd.	1,046,204	1,411,570

Description	Number of Shares	Value

Rio Tinto Ltd.	39,738	$2,585,111

Rio Tinto PLC	21,186	1,198,310

TOTAL AUSTRALIA		$17,006,357

BELGIUM – 0.8%

Ageas SA#	10,870	437,725

Bpost SA*	8,503	75,348

KBC Group NV	3,009	148,665

Proximus SADP	7,600	147,746

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

     Wilmington International Fund (continued)

Description	Number of Shares	Value

UCB SA	15,950	$1,575,407

Xior Student Housing NV	43,465	2,471,813

TOTAL BELGIUM		$4,856,704

BULGARIA – 0.0%**

Petrol AD*,(1)	2,384	—

CHINA – 10.4%

Alibaba Group Holding Ltd.*	78,528	2,975,730

Alibaba Group Holding Ltd., ADR*	37,686	11,482,547

Baozun, Inc., Class A*	117,300	1,413,198

Budweiser Brewing Co. APAC Ltd.	467,700	1,379,299

China Pacific Insurance Group Co. Ltd., Class H	896,200	2,804,627

China Petroleum & Chemical Corp., Class H	2,842,000	1,109,719

China Resources Land Ltd.	388,000	1,586,790

China Resources Medical Holdings Co. Ltd.#	21,000	12,502

CNOOC Ltd.	1,372,000	1,255,320

Haitian International Holdings Ltd.	812,000	2,012,589

Hollysys Automation Technologies Ltd.	91,280	1,021,423

Huazhu Group Ltd., ADR	49,402	1,957,801

JD.com, Inc., Class A*	86,984	3,547,949

NetEase, Inc., ADR	14,905	1,293,605

New Oriental Education & Technology Group, Inc., ADR*	29,398	4,714,851

Ping An Insurance Group Co. of China Ltd., Class H	225,500	2,331,596

Prosus NV	14,200	1,417,671

Shenzhou International Group Holdings Ltd.	115,600	2,011,368

Tencent Holdings Ltd.	176,900	13,516,160

Yum China Holdings, Inc.	30,248	1,610,101

Yum China Holdings, Inc.	7,550	407,082

TOTAL CHINA		$59,861,928

DENMARK – 3.4%

Ambu A/S, Class B	69,258	2,100,623

Carlsberg AS, Class B	10,600	1,342,182

Chr Hansen Holding A/S	7,772	784,271

Coloplast A/S, Class B	15,579	2,278,321

DSV Panalpina A/S	36,878	5,983,142

Genmab A/S*	4,100	1,369,503

Netcompany Group A/S*	10,002	831,918

Novo Nordisk A/S, Class B	73,204	4,667,901

Topdanmark A/S	950	37,201

TOTAL DENMARK		$19,395,062

FINLAND – 0.8%

Fortum OYJ	18,020	338,715

Kesko OYJ, Class B	15,296	392,504

Kojamo OYJ	55,207	1,137,967

Metso Outotec OYJ	7,740	54,563

Neles OYJ	1,800	24,105

Neste OYJ#	2,040	106,393

Nokian Renkaat OYJ#	7,810	239,985

Sampo OYJ, Class A	10,170	383,780

TietoEVRY OYJ	1,820	45,398

UPM-Kymmene OYJ	61,398	1,735,045

Valmet OYJ	8,504	202,965

TOTAL FINLAND		$4,661,420

Description	Number of Shares	Value

FRANCE – 7.0%

Amundi SA*	1,350	$88,549

Arkema SA	660	64,640

AXA SA	33,558	538,918

Beneteau SA	136,456	1,254,689

BNP Paribas SA*	17,974	626,839

Bouygues SA	12,524	410,705

Cie Generale des Etablissements Michelin SCA	13,000	1,404,014

CNP Assurances*	9,316	105,072

Credit Agricole SA*	21,233	167,965

Dassault Systemes SA	10,091	1,720,621

Edenred	64,350	2,999,609

Eiffage SA*	1,010	73,303

Engie SA*	16,966	205,196

EssilorLuxottica SA*	730	90,125

Eurazeo SE*	34,209	1,555,741

Eutelsat Communications SA#	9,190	92,433

Faurecia SE*	27,264	1,034,014

Hermes International	380	353,818

ID Logistics Group*	6,522	1,519,953

Legrand SA	14,543	1,076,463

L’Oreal SA	6,941	2,243,231

LVMH Moet Hennessy Louis Vuitton SE	9,616	4,507,478

Neoen SA*,#	40,091	2,147,437

Orange SA	40,500	454,800

Peugeot SA*	20,320	365,033

Sanofi	30,655	2,767,944

Sartorius Stedim Biotech	6,863	2,603,561

Schneider Electric SE	20,000	2,430,130

SCOR SE*	24,761	601,327

SEB SA	5,005	813,379

Societe BIC SA	1,530	73,288

Societe Generale SA*	10,503	142,714

Sodexo SA	2,050	131,684

Teleperformance	4,600	1,380,842

TOTAL SE#	34,073	1,032,300

Vinci SA	2,513	198,490

Virbac SA*	5,955	1,385,829

Vivendi SA	48,100	1,388,335

TOTAL FRANCE		$40,050,469

GERMANY – 7.8%

adidas AG*	8,546	2,539,060

alstria office REIT AG	119,381	1,519,767

Aroundtown SA*	20,860	100,058

BASF SE	13,220	723,903

Bayer AG	17,980	844,890

Bayerische Motoren Werke AG	25,968	1,774,621

Covestro AG	2,349	112,108

CTS Eventim AG & Co. KGaA*	1,680	74,470

Daimler AG	36,475	1,885,338

Deutsche Post AG	42,000	1,862,195

Deutsche Telekom AG	35,576	540,711

Evonik Industries AG	6,770	163,001

Evotec SE*,#	54,854	1,449,635

Fielmann AG*	28,443	2,154,331

Freenet AG	2,742	48,578

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Fresenius Medical Care AG & Co. KGaA	17,600	$1,343,974

Fresenius SE & Co. KGaA	30,425	1,128,568

Hannover Rueck SE	1,520	220,889

Hypoport SE*	3,302	1,728,877

Infineon Technologies AG	186,679	5,197,364

Jenoptik AG	43,543	1,074,527

LEG Immobilien AG	1,940	262,197

Merck KGaA	8,700	1,288,742

MTU Aero Engines AG	7,071	1,208,585

Muenchener Rueckversicherungs AG	1,140	267,190

Nemetschek SE	37,411	2,708,816

New Work SE	7,058	1,841,527

Nexus AG	8,362	465,901

Rheinmetall AG	720	52,620

SAP SE	29,969	3,197,232

Siemens AG	21,720	2,548,105

TUI AG#	14,316	56,199

Uniper SE	2,750	82,141

Vonovia SE	21,700	1,385,838

Wacker Chemie AG	550	53,060

Zalando SE*	31,769	2,958,468

TOTAL GERMANY		$44,863,486

HONG KONG – 4.0%

AIA Group Ltd.	596,800	5,679,851

ASM Pacific Technology Ltd.	150,400	1,516,681

Hong Kong Exchanges & Clearing Ltd.	47,800	2,290,514

Hutchison China MediTech Ltd., ADR*	85,922	2,529,544

Jardine Matheson Holdings Ltd.	42,300	1,874,975

Johnson Electric Holdings Ltd.	671,017	1,388,405

Swire Properties Ltd.	825,000	2,213,876

Techtronic Industries Co. Ltd.	391,000	5,266,513

TOTAL HONG KONG		$22,760,359

INDIA – 1.0%

HDFC Bank Ltd., ADR*	102,976	5,914,941

IRELAND – 1.4%

Flutter Entertainment PLC*	8,600	1,489,958

Kerry Group PLC, Class A	11,591	1,387,466

Kingspan Group PLC*	41,300	3,604,221

UDG Healthcare PLC	171,081	1,607,995

TOTAL IRELAND		$8,089,640

ITALY – 1.3%

A2A SpA	72,640	92,252

Assicurazioni Generali SpA	18,407	246,916

ASTM SpA*	1,290	24,008

Enel SpA	148,329	1,179,290

Eni SpA	15,195	106,442

Ferrari NV	7,700	1,373,618

FinecoBank Banca Fineco SpA*	193,430	2,655,770

Intesa Sanpaolo SpA*	188,418	312,794

Iren SpA	19,740	44,797

Mediobanca Banca di Credito Finanziario SpA	15,850	112,531

Salvatore Ferragamo SpA*,#	95,534	1,232,369

Description	Number of Shares	Value

Societa Cattolica di Assicurazioni SC*,#	4,810	$23,783

UnipolSai Assicurazioni SpA#	82,960	192,672

TOTAL ITALY		$7,597,242

JAPAN – 18.6%

ABC-Mart, Inc.	21,800	1,105,793

AEON Financial Service Co. Ltd.#	46,600	477,270

Air Water, Inc.	80,400	1,148,740

Aisin Seiki Co. Ltd.	20,000	605,962

Alps Alpine Co. Ltd.	36	519

Amada Co. Ltd.	117,100	1,019,198

Amano Corp.	31,800	748,458

Anritsu Corp.#	62,700	1,372,658

Ariake Japan Co. Ltd.	10,200	653,414

Aruhi Corp.#	115,300	2,070,209

Asahi Group Holdings Ltd.	38,600	1,194,560

Asahi Kasei Corp.	38,000	329,292

Astellas Pharma, Inc.	47,100	645,879

Central Japan Railway Co.	5,200	628,779

Chubu Electric Power Co., Inc.	117,900	1,320,694

cocokara fine, Inc.	10,000	656,963

COMSYS Holdings Corp.	37,800	960,523

Dai-ichi Life Holdings, Inc.	42,400	633,262

Daikin Industries Ltd.	8,900	1,665,486

Daiseki Co. Ltd.	59,600	1,517,167

Denso Corp.	17,100	796,802

DKK Co. Ltd.	45,600	1,134,045

Doutor Nichires Holdings Co. Ltd.	20,800	291,989

ENEOS Holdings, Inc.	176,500	595,562

Fast Retailing Co. Ltd.	1,400	976,559

FCC Co. Ltd.	45,200	867,363

Fuji Electric Co. Ltd.	20,000	606,459

FUJIFILM Holdings Corp.	12,100	617,010

Fujitsu Ltd.	8,300	982,011

Fuso Chemical Co. Ltd.	13,200	450,905

Hino Motors Ltd.	67,000	513,336

Hitachi Ltd.	56,500	1,904,293

Honda Motor Co. Ltd.	74,500	1,762,144

Horiba Ltd.	11,200	550,944

IHI Corp.	41,700	505,017

Isetan Mitsukoshi Holdings Ltd.#	65,600	319,482

ITOCHU Corp.	66,200	1,590,026

Iwatani Corp.	8,400	381,130

J Front Retailing Co. Ltd.	60,300	459,499

Japan Airlines Co. Ltd.*	10,100	176,405

Japan Aviation Electronics Industry Ltd.	12,500	172,144

JGC Holdings Corp.	34,300	282,027

JSP Corp.	23,500	334,540

Kamigumi Co. Ltd.	29,100	520,625

Kaneka Corp.	50,100	1,402,010

KDDI Corp.	33,000	892,815

KH Neochem Co. Ltd.	14,500	339,305

Kintetsu World Express, Inc.	77,900	1,656,003

Komatsu Ltd.	22,100	498,255

Kumagai Gumi Co. Ltd.	14,500	335,141

Lintec Corp.	29,200	647,301

Mabuchi Motor Co. Ltd.	14,200	585,449

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

     Wilmington International Fund (continued)

Description	Number of Shares	Value

Matsuda Sangyo Co. Ltd.	11,300	$155,379

Mirait Holdings Corp.	78,800	1,121,808

Mitsubishi Corp.	44,700	997,318

Mitsubishi Electric Corp.	98,700	1,271,146

Mitsubishi UFJ Financial Group, Inc.	325,800	1,284,272

Mitsui & Co. Ltd.	34,200	535,691

Mitsui Fudosan Co. Ltd.	56,300	958,652

Mitsui Mining & Smelting Co. Ltd.	32,300	815,332

Mitsui OSK Lines Ltd.	24,200	546,303

Murata Manufacturing Co. Ltd.	19,400	1,360,496

NEC Networks & System Integration Corp.	90,100	1,562,370

Nexon Co. Ltd.	25,100	699,560

NGK Insulators Ltd.	63,800	911,425

Nihon Kohden Corp.	14,200	444,156

Nintendo Co. Ltd.	4,400	2,379,031

Nippon Steel Corp.*	61,500	596,497

Nippon Telegraph & Telephone Corp.	68,800	1,447,266

Nitori Holdings Co. Ltd.	4,200	863,338

NSK Ltd.	41,000	328,249

NTT Data Corp.	105,500	1,190,696

Olympus Corp.	74,800	1,431,977

ORIX Corp.	41,900	490,030

Osaka Gas Co. Ltd.	14,600	277,257

Otsuka Corp.	35,400	1,626,689

Pacific Industrial Co. Ltd.	58,300	585,490

Pan Pacific International Holdings Corp.	43,400	920,880

Panasonic Corp.	61,800	570,879

Recruit Holdings Co. Ltd.	30,900	1,175,766

Relia, Inc.	48,000	546,162

Resona Holdings, Inc.	68,400	225,513

Rohm Co. Ltd.	16,600	1,276,323

Saizeriya Co. Ltd.	18,700	324,586

San-A Co. Ltd.	24,200	1,007,946

Santen Pharmaceutical Co. Ltd.	102,800	1,831,484

SBI Holdings, Inc.	27,600	636,215

SCREEN Holdings Co. Ltd.	30,000	1,643,205

Seino Holdings Co. Ltd.	58,800	759,835

Seria Co. Ltd.	25,500	982,493

Seven & i Holdings Co. Ltd.	28,500	866,248

Shionogi & Co. Ltd.	8,000	377,360

SMC Corp.	1,000	531,906

SoftBank Group Corp.	35,100	2,286,197

Sompo Holdings, Inc.	19,100	713,115

Sony Corp.	34,900	2,909,490

Sumitomo Electric Industries Ltd.	55,400	611,620

Sumitomo Metal Mining Co. Ltd.	48,200	1,498,237

Sumitomo Mitsui Financial Group, Inc.	37,900	1,049,144

Sumitomo Rubber Industries Ltd.	49,000	431,015

Suzuki Motor Corp.	12,800	549,731

T&D Holdings, Inc.	21,400	213,873

Tatsuta Electric Wire & Cable Co. Ltd.	155,700	839,328

TDK Corp.	15,100	1,775,771

Terumo Corp.	22,100	813,368

THK Co. Ltd.	48,400	1,284,774

Toagosei Co. Ltd.	38,400	406,563

Tokio Marine Holdings, Inc.	18,600	831,322

Tokyu Fudosan Holdings Corp.	76,500	334,291

Description	Number of Shares	Value

Tomy Co. Ltd.	36,100	$315,837

Topcon Corp.	208,400	2,077,647

Torii Pharmaceutical Co. Ltd.	31,600	897,193

Toyo Tanso Co. Ltd.	33,200	560,166

Toyota Motor Corp.	57,000	3,741,874

Trend Micro, Inc.	24,600	1,377,972

Tsumura & Co.	46,300	1,358,967

Z Holdings Corp.	70,800	493,693

TOTAL JAPAN		$106,829,839

LUXEMBOURG – 0.0%

APERAM SA	3,080	82,657

MACAO – 0.4%

Galaxy Entertainment Group Ltd.	198,000	1,308,495

Sands China Ltd.	212,000	744,036

TOTAL MACAO		$2,052,531

NETHERLANDS – 2.9%

ABN AMRO Bank NV*	5,512	45,277

Aegon NV	137,776	370,620

ASML Holding NV	17,672	6,393,785

ASR Nederland NV	6,727	204,134

BE Semiconductor Industries NV	4,390	176,890

IMCD NV	20,883	2,417,020

ING Groep NV*	79,577	545,080

Just Eat Takeaway.com NV*	12,100	1,346,081

Koninklijke Ahold Delhaize NV	62,570	1,715,405

Koninklijke Philips NV*	28,951	1,340,917

NN Group NV	7,619	265,148

Royal Dutch Shell PLC, Class A	66,660	838,549

Royal Dutch Shell PLC, Class B	60,892	734,317

TOTAL NETHERLANDS		$16,393,223

NORWAY – 0.8%

Mowi ASA	9,722	153,588

Orkla ASA	25,040	236,373

Telenor ASA	87,500	1,352,075

TOMRA Systems ASA#	74,901	3,025,005

TOTAL NORWAY		$4,767,041

PHILIPPINES – 0.2%

Ayala Land, Inc.	1,838,600	1,251,655

RUSSIAN FEDERATION – 0.0%

Evraz PLC	24,690	114,974

SINGAPORE – 0.4%

Oversea-Chinese Banking Corp. Ltd.#	412,861	2,546,422

SOUTH AFRICA – 0.1%

Anglo American PLC	23,060	541,061

Investec PLC	13,180	24,527

TOTAL SOUTH AFRICA		$565,588

SOUTH KOREA – 2.8%

NAVER Corp.	6,522	1,668,791

Samsung Electronics Co. Ltd.	206,952	10,402,572

Samsung Fire & Marine Insurance Co. Ltd.	6,610	1,045,147

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

SK Hynix, Inc.	11,845	$840,318

SK Materials Co. Ltd.	11,479	2,260,853

TOTAL SOUTH KOREA		$16,217,681

SPAIN – 1.1%

ACS Actividades de Construccion y Servicios SA#	16,590	394,356

Amadeus IT Group SA	9,715	462,883

Banco Bilbao Vizcaya Argentaria SA	118,803	342,765

Banco Santander SA*,#	313,006	626,813

Bankinter SA	194,320	730,283

Enagas SA	6,260	135,114

Iberdrola SA	55,864	659,618

Industria de Diseno Textil SA	97,099	2,397,310

Mapfre SA	52,202	78,764

Mediaset Espana Comunicacion SA*	24,920	83,313

Naturgy Energy Group SA	7,910	146,953

Telefonica SA	61,676	200,634

TOTAL SPAIN		$6,258,806

SWEDEN – 5.1%

AddLife AB, Class B*	46,561	699,679

Assa Abloy AB, Class B	85,107	1,824,053

Atlas Copco AB, Class A	49,867	2,201,189

Avanza Bank Holding AB	121,229	2,308,966

Boliden AB	12,450	339,500

BoneSupport Holding AB*	138,317	896,941

Epiroc AB, Class A	89,527	1,336,782

Essity AB, Class B#	44,900	1,299,555

Fabege AB	108,045	1,364,274

Hexagon AB, Class B*	34,019	2,493,497

Hexpol AB*	63,313	557,621

Investor AB, Class A	1,860	111,220

JM AB	49,657	1,434,089

Paradox Interactive AB	45,064	1,396,589

Peab AB, Class B*	21,859	202,305

Sinch AB*	8,280	786,042

Skandinaviska Enskilda Banken AB, Class A*	22,171	190,255

SSAB AB, Class B*,#	12,710	34,288

Sweco AB, Class B#	58,455	2,941,463

Swedbank AB, Class A*	86,800	1,358,907

Tele2 AB, Class B	140,983	1,663,875

Telefonaktiebolaget LM Ericsson, Class B	121,000	1,350,906

Trelleborg AB, Class B*	41,487	690,335

Volvo AB, Class B*	85,880	1,669,267

TOTAL SWEDEN		$29,151,598

SWITZERLAND – 5.6%

ABB Ltd.	30,050	729,164

BKW AG	7,161	711,336

Cembra Money Bank AG	10,870	1,207,698

Chocoladefabriken Lindt & Spruengli AG#	139	1,102,057

Comet Holding AG	9,031	1,269,621

Emmi AG	1,777	1,678,555

EMS-Chemie Holding AG	210	184,712

Galenica AG	8,300	523,414

Huber + Suhner AG	11,052	797,015

LafargeHolcim Ltd.*	35,650	1,530,086

Description	Number of Shares	Value

Landis+Gyr Group AG*	1,470	$82,099

Logitech International SA	2,390	201,062

Lonza Group AG	2,616	1,585,061

Novartis AG	41,953	3,269,086

Partners Group Holding AG	2,603	2,343,497

Roche Holding AG	4,920	1,580,951

Siegfried Holding AG	2,507	1,587,204

Siemens Energy AG*	5,010	109,696

Sika AG	15,402	3,788,968

Straumann Holding AG	1,961	2,046,996

Swiss Life Holding AG	1,500	504,583

Swiss Prime Site AG	410	34,493

Swisscom AG	2,700	1,373,223

Temenos AG	7,549	811,303

UBS Group AG	149,540	1,740,941

VAT Group AG	3,625	680,104

Zurich Insurance Group AG	2,547	845,975

TOTAL SWITZERLAND		$32,318,900

TAIWAN – 3.6%

MediaTek, Inc.	123,000	2,923,744

Merida Industry Co. Ltd.	243,000	2,369,127

Taiwan Semiconductor Manufacturing Co. Ltd.	1,021,000	15,447,398

TOTAL TAIWAN		$20,740,269

THAILAND – 0.2%

Kasikornbank PCL	546,200	1,333,822

UNITED KINGDOM – 4.7%

3i Group PLC	10,200	127,395

Admiral Group PLC	10,390	370,132

AstraZeneca PLC	13,400	1,345,434

Aviva PLC	45,993	153,413

Barratt Developments PLC*	38,157	238,504

Berkeley Group Holdings PLC	3,957	208,052

BP PLC	309,157	788,562

British American Tobacco PLC	33,880	1,073,840

BT Group PLC	146,675	192,636

Croda International PLC	37,200	2,907,520

CVS Group PLC	52,849	847,281

DCC PLC	26,403	1,715,719

Direct Line Insurance Group PLC	29,438	100,602

Fiat Chrysler Automobiles NV*	111,100	1,362,932

GB Group PLC*	91,341	1,051,702

GlaxoSmithKline PLC	51,790	864,815

HSBC Holdings PLC	218,350	915,016

IG Group Holdings PLC	6,270	61,876

Imperial Brands PLC	17,050	269,862

Johnson Matthey PLC	3,830	106,616

Kingfisher PLC*	85,080	316,411

Legal & General Group PLC	113,303	271,656

Lloyds Banking Group PLC*	1,127,099	410,384

National Grid PLC	179,992	2,141,093

Ninety One PLC*	6,970	18,737

Pennon Group PLC	7,700	99,095

Persimmon PLC	9,241	279,785

Prudential PLC	1,490	18,223

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

     Wilmington International Fund (continued)

Description	Number of Shares	Value

Reckitt Benckiser Group PLC	3,054	$269,022

Rightmove PLC*,#	20,470	163,825

RSA Insurance Group PLC	30,030	164,913

Smith & Nephew PLC	5,850	101,580

Softcat PLC	4,090	59,623

Spirax-Sarco Engineering PLC	5,047	737,839

Spirent Communications PLC	15,280	57,365

SSE PLC	38,063	624,214

St. James’s Place PLC	76,713	894,063

Synthomer PLC	6,990	34,158

Tate & Lyle PLC	10,770	83,024

Taylor Wimpey PLC*	23,838	32,660

Tesco PLC	519,700	1,383,206

Trainline PLC*	326,259	1,163,180

Travis Perkins PLC*	89,025	1,222,695

Unilever NV	22,263	1,255,049

Vodafone Group PLC	220,670	294,367

Wm Morrison Supermarkets PLC	52,570	110,969

WPP PLC	14,980	119,650

TOTAL UNITED KINGDOM		$27,028,695

UNITED STATES – 1.8%

Ferguson PLC	18,510	1,838,431

James Hardie Industries PLC	183,805	4,462,763

ResMed, Inc.	129,514	2,544,227

Samsonite International SA*	1,204,486	1,228,756

TOTAL UNITED STATES		$10,074,177

TOTAL COMMON STOCKS (Cost $426,522,808)		$512,785,486

INVESTMENT COMPANIES – 3.0%

iShares Core MSCI EAFE ETF	196,500	11,428,440

iShares Core MSCI Emerging Markets ETF	113,500	6,068,845

TOTAL INVESTMENT COMPANIES (Cost $17,992,202)		$17,497,285

PREFERRED STOCKS – 0.2%

GERMANY – 0.2%

Henkel AG & Co. KGaA, 1.85%	3,640	354,211

Volkswagen AG, 4.86%	4,802	699,479

TOTAL PREFERRED STOCKS (Cost $1,199,191)		$1,053,690

RIGHTS – 0.0%**

Societa Cattolica, Expire 11/27/20*	4,810	—

TOTAL RIGHTS (Cost $0)		$—

WARRANTS – 1.1%

CHINA – 1.1%

Midea Group Co. Ltd., Expire 05/27/21*	338,353	3,936,060

Zhejiang Sanhua Intelligent Controls Co. Ltd., Expire 11/27/20*	685,413	2,503,540

TOTAL WARRANTS (Cost $3,812,953)		$6,439,600

Description	Number of Shares	Value

MONEY MARKET FUND – 5.5%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%^	31,332,183	$31,332,183

TOTAL MONEY MARKET FUND (Cost $31,332,183)		$31,332,183

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.5%

REPURCHASE AGREEMENTS – 2.5%

Bank of America Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $2,766,326 collateralized by U.S. Government Agency Securities, 2.00% to 5.00%, maturing 11/01/27 to 11/01/50; total market value of $2,821,631.	$2,766,305	2,766,305

Citigroup Global Markets Ltd., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $2,766,326 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 10/31/20 to 8/20/70; total market value of $2,821,631.	2,766,305	2,766,305

Daiwa Capital Markets America, 0.10%, dated 10/30/20, due 11/02/20, repurchase price $2,766,328 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 12/31/20 to 11/01/50; total market value of $2,821,631.	2,766,305	2,766,305

National Bank Financial, 0.14%, dated 10/30/20, due 11/02/20, repurchase price $2,766,337 collateralized by U.S. Treasury Securities, 0.13% to 6.25%, maturing 11/02/20 to 9/09/49; total market value of $2,821,629.	2,766,305	2,766,305

Nomura Securities International, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $727,951 collateralized by U.S. Government Agency Securities, 2.00% to 5.50%, maturing 10/01/34 to 9/20/50; total market value of $742,505.	727,946	727,946

RBC Dominion Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $2,766,326 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 2/04/21 to 11/01/50; total market value of $2,821,631.	2,766,305	2,766,305

TOTAL REPURCHASE AGREEMENTS (Cost $14,559,471)		$14,559,471

TOTAL INVESTMENTS – 101.5% (Cost $495,418,808)		$583,667,715

COLLATERAL FOR SECURITIES ON LOAN – (2.5%)		(14,559,471)

OTHER ASSETS LESS LIABILITIES – 1.0%		5,894,027

TOTAL NET ASSETS – 100.0%		$575,002,271

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Cost of investments and derivatives for Federal income tax purposes is $497,829,049. The net unrealized appreciation/(depreciation) of investments and derivatives was $85,687,843. This consists of net unrealized appreciation from investment for those securities and derivatives having an excess of value over cost of $125,956,333 and net unrealized depreciation from investments for those securities and derivatives having an excess of cost over value of $(40,268,490).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2		Level 3		Total

Assets

Investments in Securities

Common Stocks

Australia	$—	$17,006,357		$—		$17,006,357

Belgium	—	4,856,704		—		4,856,704
Bulgaria	—	—		—	(a)	—

China	23,900,608	35,961,320		—		59,861,928

Denmark	—	19,395,062		—		19,395,062

Finland	—	4,661,420		—		4,661,420

France	—	40,050,469		—		40,050,469

Germany	—	44,863,486		—		44,863,486

Hong Kong	2,529,544	20,230,815		—		22,760,359

India	5,914,941	—		—		5,914,941

Ireland	—	8,089,640		—		8,089,640

Italy	—	7,597,242		—		7,597,242

Japan	—	106,829,839		—		106,829,839

Luxembourg	—	82,657		—		82,657

Macao	—	2,052,531		—		2,052,531

Netherlands	—	16,393,223		—		16,393,223

Norway	—	4,767,041		—		4,767,041

Philippines	—	1,251,655		—		1,251,655

Russian Federation	—	114,974		—		114,974

Singapore	—	2,546,422		—		2,546,422

South Africa	—	565,588		—		565,588

South Korea	—	16,217,681		—		16,217,681

Spain	—	6,258,806		—		6,258,806

Sweden	—	29,151,598		—		29,151,598

Switzerland	109,696	32,209,204		—		32,318,900

Taiwan	—	20,740,269		—		20,740,269

Thailand	—	1,333,822		—		1,333,822

United Kingdom	—	27,028,695		—		27,028,695

United States	—	10,074,177		—		10,074,177

Investment Companies	17,497,285	—		—		17,497,285

Preferred Stocks

Germany	—	1,053,690		—		1,053,690

Warrants

China	—	6,439,600		—		6,439,600

Rights	—	—	(a)	—		—

Money Market Fund	31,332,183	—		—		31,332,183

Repurchase Agreements	—	14,559,471		—		14,559,471

Total Investments in Securities	$81,284,257	$502,383,458		$—		$583,667,715

Liabilities

Other Financial Instruments!

Financial Futures Contracts	$(150,823)	$—		$—		$(150,823)

Total Liabilities - Other Financial Instruments	$(150,823)	$—		$—		$(150,823)

(a)	Includes internally fair valued securities currently priced at zero ($0).

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington International Fund (concluded)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

As a result of utilizing international fair value pricing at October 31, 2020, a majority portion of the Fund’s common stock investments were categorized as Level 2.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

At October 31, 2020, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

MSCI India NTR Index	December 2020	121	$8,181,593	$8,030,770	$—	$(150,823)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(150,823)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2020. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Global Alpha Equities Fund

At October 31, 2020, the Fund’s portfolio composition was as follows (unaudited):

Common Stocks	Percentage of Total Net Assets
Insurance	6.0%
IT Services	4.9%
Pharmaceuticals	4.3%
Interactive Media & Services	3.8%
Health Care Equipment & Supplies	3.6%
Internet & Direct Marketing Retail	3.6%
Machinery	3.2%
Software	3.0%
Hotels, Restaurants & Leisure	3.0%
Real Estate Investment Trusts	2.7%
Banks	2.5%
Commercial Services & Supplies	2.1%
Capital Markets	1.8%
Diversified Financial Services	1.8%
Food Products	1.8%
Specialty Retail	1.7%
Diversified Telecommunication Services	1.7%
Beverages	1.6%
Technology Hardware, Storage & Peripherals	1.6%
Oil, Gas & Consumable Fuels	1.6%
Road & Rail	1.5%
Trading Companies & Distributors	1.5%
Household Products	1.4%
Health Care Providers & Services	1.4%
Semiconductors & Semiconductor Equipment	1.3%
Aerospace & Defense	1.3%
Chemicals	1.2%
Air Freight & Logistics	1.1%
Communications Equipment	1.0%
Building Products	1.0%
Media	1.0%
Construction & Engineering	0.9%
Multi-Utilities	0.9%
Household Durables	0.9%
Professional Services	0.9%
Gas Utilities	0.8%
Metals & Mining	0.8%
Electronic Equipment, Instruments & Components	0.7%
Electric Utilities	0.7%
Wireless Telecommunication Services	0.7%
Food & Staples Retailing	0.7%
Electrical Equipment	0.7%
Automobiles	0.7%
Life Sciences Tools & Services	0.6%
Textiles, Apparel & Luxury Goods	0.6%
Real Estate Management & Development	0.6%
Tobacco	0.5%
Containers & Packaging	0.5%
Multiline Retail	0.4%
Entertainment	0.4%
Diversified Consumer Services	0.4%
Auto Components	0.4%

Common Stocks	Percentage of Total Net Assets
Biotechnology	0.4%
Water Utilities	0.3%
Consumer Finance	0.3%
Leisure Products	0.2%
Marine	0.2%
Health Care Technology	0.2%
Personal Products	0.1%
Construction Materials	0.1%
Energy Equipment & Services	0.1%
Transportation Infrastructure	0.1%
Paper & Forest Products	0.1%
Distributors	0.0%(1)
Preferred Stock	0.2%
Investment Companies	0.1%
Cash Equivalents(2)	8.2%
Other Assets and Liabilities - Net(3)	5.6%

TOTAL	100.0%

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	12

    Wilmington Global Alpha Equities Fund (continued)

Country Allocation	Percentage of Total Net Assets
Common Stocks
United States	45.5%
Japan	8.5%
China	5.7%
United Kingdom	4.7%
Canada	4.2%
France	4.1%
Switzerland	3.2%
Netherlands	1.6%
Germany	1.4%
Hong Kong	1.3%
Taiwan	1.0%
All other countries less than 1.0%	4.7%
Preferred Stocks	0.2%
Investment Companies	0.1%
Cash Equivalents(2)	8.2%
Other Assets and Liabilities - Net(3)	5.6%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 85.9%

AEROSPACE & DEFENSE - 1.3%

BAE Systems PLC	124,565	$640,313

BWX Technologies, Inc.	14,027	771,625

Dassault Aviation SA*	66	55,220

Lockheed Martin Corp.	2,923	1,023,430

Raytheon Technologies Corp.	7,044	382,630

TOTAL AEROSPACE & DEFENSE		$2,873,218

AIR FREIGHT & LOGISTICS – 1.1%

Bpost SA*	3,358	29,756

C.H. Robinson Worldwide, Inc.	2,085	184,377

Expeditors International of Washington, Inc.	9,747	861,342

PostNL NV*	35,868	118,964

SG Holdings Co. Ltd.	4,896	118,094

United Parcel Service, Inc., Class B	5,155	809,902

ZTO Express Cayman, Inc., ADR	5,565	161,274

ZTO Express Cayman, Inc.*	2,800	82,781

TOTAL AIR FREIGHT & LOGISTICS		$2,366,490

AUTO COMPONENTS – 0.4%

Aisan Industry Co. Ltd.	2,325	9,965

Bridgestone Corp.	2,482	80,901

Denso Corp.	1,110	51,722

Exedy Corp.	4,345	54,778

Hankook Tire & Technology Co. Ltd.	3,858	108,079

NOK Corp.	7,895	90,035

Sumitomo Electric Industries Ltd.	5,057	55,830

Description	Number of Shares	Value
Sumitomo Riko Co. Ltd.	6,230	$31,779
Tachi-S Co. Ltd.	3,960	40,010
Tokai Rika Co. Ltd.	9,957	156,035
Toyoda Gosei Co. Ltd.	705	17,917
Toyota Boshoku Corp.	4,540	65,947
TS Tech Co. Ltd.	2,332	64,547
Unipres Corp.	6,140	47,562

TOTAL AUTO COMPONENTS		$875,107

AUTOMOBILES – 0.7%
Daimler AG	4,424	228,670
Dongfeng Motor Group Co. Ltd., Class H	172,817	121,737
Honda Motor Co. Ltd.	16,705	395,122
Isuzu Motors Ltd.	68,933	559,288
Mitsubishi Motors Corp.*	16,910	31,013
Nissan Motor Co. Ltd.*	20,720	73,360
Renault SA*	2,819	69,815

TOTAL AUTOMOBILES		$1,479,005

BANKS – 2.5%
ABN AMRO Bank NV*	11,903	97,774
AIB Group PLC*	53,440	60,451
Bank Mandiri Persero Tbk PT	82,703	32,215
Bank of Ireland Group PLC*	37,915	94,077
Bank of Nova Scotia (The)	12,788	531,274
Bank of Nova Scotia (The)	12,728	528,976
BPER Banca*	22,363	26,570
CaixaBank SA	60,298	110,019
Citizens Financial Group, Inc.	19,007	517,941

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Dah Sing Financial Holdings Ltd.	14,442	$35,973

DGB Financial Group, Inc.	10,416	57,200

DNB ASA*	26,896	363,225

Erste Group Bank AG*	2,611	53,670

First Citizens BancShares, Inc., Class A	867	401,161

First Republic Bank	4,921	620,735

KB Financial Group, Inc., ADR	4,191	149,744

PNC Financial Services Group, Inc. (The)	5,980	669,042

Resona Holdings, Inc.	58,220	191,950

Sberbank of Russia PJSC, ADR	5,120	51,763

Seven Bank Ltd.	29,443	67,570

Shinhan Financial Group Co. Ltd., ADR	4,889	131,563

Standard Chartered PLC*	86,438	395,005

Sumitomo Mitsui Trust Holdings, Inc.	7,096	190,793

Tochigi Bank Ltd. (The)	12,040	20,838

Unicaja Banco SA*	78,599	50,329

UniCredit SpA*	15,561	116,542

TOTAL BANKS		$5,566,400

BEVERAGES – 1.6%

Anadolu Efes Biracilik Ve Malt Sanayii AS	12,552	29,163

Asahi Group Holdings Ltd.	2,791	86,373

Boston Beer Co., Inc. (The), Class A*	370	384,497

Coca-Cola Co. (The)	13,012	625,357

Coca-Cola Icecek AS*	8,197	44,035

Constellation Brands, Inc., Class A	3,187	526,588

Diageo PLC	17,116	553,153

Heineken NV	8,756	775,060

PepsiCo., Inc.	4,712	628,062

TOTAL BEVERAGES		$3,652,288

BIOTECHNOLOGY – 0.4%

Exact Sciences Corp.*	4,871	603,176

Zai Lab Ltd., ADR*	2,330	191,176

TOTAL BIOTECHNOLOGY		$794,352

BUILDING PRODUCTS – 1.0%

Assa Abloy AB, Class B	18,709	400,980

Cie de Saint-Gobain*	6,595	256,898

Lennox International, Inc.	3,913	1,063,006

Trane Technologies PLC	3,324	441,261

TOTAL BUILDING PRODUCTS		$2,162,145

CAPITAL MARKETS – 1.8%

Ares Management Corp., Class A	12,043	509,419

Charles Schwab Corp. (The)	36,715	1,509,354

CME Group, Inc.	493	74,305

Deutsche Boerse AG	745	109,778

GAM Holding AG*	4,857	7,850

Hong Kong Exchanges & Clearing Ltd.	5,100	244,385

Ichiyoshi Securities Co. Ltd.	5,250	20,996

Intercontinental Exchange, Inc.	2,014	190,122

Julius Baer Group Ltd.	1,588	70,674

Moody’s Corp.	1,315	345,714

Nomura Holdings, Inc.	19,282	86,353

Partners Group Holding AG	148	133,245

Description	Number of Shares	Value

UBS Group AG	66,445	$773,551

Uranium Participation Corp.*	10,887	32,686

TOTAL CAPITAL MARKETS		$4,108,432

CHEMICALS – 1.2%

ADEKA Corp.	6,071	78,509

Air Liquide SA	917	134,100

China BlueChemical Ltd., Class H	217,661	30,959

EMS-Chemie Holding AG	176	154,806

Givaudan SA	36	146,806

Koninklijke DSM NV	966	154,490

Linde PLC	3,482	767,224

Mitsubishi Gas Chemical Co., Inc.	3,700	67,449

Nitto Denko Corp.	1,850	129,973

Sherwin-Williams Co. (The)	1,192	820,072

Shin-Etsu Chemical Co. Ltd.	909	121,412

Symrise AG	1,205	148,589

TOTAL CHEMICALS		$2,754,389

COMMERCIAL SERVICES & SUPPLIES – 2.1%

Aeon Delight Co. Ltd.	2,889	76,056

Babcock International Group PLC	17,001	47,893

Cintas Corp.	4,189	1,317,650

Clean Harbors, Inc.*	3,260	172,682

Copart, Inc.*	17,944	1,980,300

Prosegur Cia de Seguridad SA	19,053	43,642

Republic Services, Inc.	2,134	188,155

Secom Co. Ltd.	2,135	180,363

Toppan Forms Co. Ltd.	5,435	52,147

Waste Connections, Inc.	6,329	628,596

TOTAL COMMERCIAL SERVICES & SUPPLIES		$4,687,484

COMMUNICATIONS EQUIPMENT – 1.0%

Accton Technology Corp.	43,000	312,408

Cisco Systems, Inc.	15,046	540,151

Motorola Solutions, Inc.	8,512	1,345,407

Nokia OYJ*	40,741	137,346

TOTAL COMMUNICATIONS EQUIPMENT		$2,335,312

CONSTRUCTION & ENGINEERING – 0.9%

China Machinery Engineering Corp., Class H	119,932	23,097

Chiyoda Corp.*	8,010	17,370

Hazama Ando Corp.	10,583	65,748

Implenia AG	514	10,309

JGC Holdings Corp.	18,281	150,313

Kumagai Gumi Co. Ltd.	3,576	82,653

Kyowa Exeo Corp.	4,514	104,079

Raubex Group Ltd.	24,643	30,280

Taisei Corp.	5,051	157,177

Toyo Engineering Corp.*	5,709	16,742

Vinci SA	18,259	1,442,190

TOTAL CONSTRUCTION & ENGINEERING		$2,099,958

CONSTRUCTION MATERIALS – 0.1%

Anhui Conch Cement Co. Ltd., Class H	4,000	25,022

Imerys SA	1,702	50,874

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

     Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

LafargeHolcim Ltd.*	4,666	$200,263

Vicat SA	1,499	46,090

TOTAL CONSTRUCTION MATERIALS		$322,249

CONSUMER FINANCE – 0.3%

Credit Acceptance Corp.*	1,898	565,832

Provident Financial PLC*	15,873	47,799

TOTAL CONSUMER FINANCE		$613,631

CONTAINERS & PACKAGING – 0.5%

Ball Corp.	11,536	1,026,704

Nampak Ltd.*	81,857	4,301

TOTAL CONTAINERS & PACKAGING		$1,031,005

DISTRIBUTORS – 0.0%**

PALTAC Corp.	2,050	114,611

DIVERSIFIED CONSUMER SERVICES – 0.4%

Benesse Holdings, Inc.	505	11,906

Chegg, Inc.*	9,042	664,045

New Oriental Education & Technology Group,

Inc., ADR*	493	79,067

TAL Education Group, ADR*	2,796	185,822

TOTAL DIVERSIFIED CONSUMER SERVICES		$940,840

DIVERSIFIED FINANCIAL SERVICES – 1.8%

Bank of America Corp.	22,954	544,010

Berkshire Hathaway, Inc., Class B*	6,876	1,388,264

BNP Paribas SA*	4,559	158,994

G-Resources Group Ltd.*	1,648,298	7,667

Groupe Bruxelles Lambert SA	1,520	124,653

ING Groep NV*	23,735	162,578

Kasikornbank PCL	33,743	82,400

Mitsubishi UFJ Financial Group, Inc.	173,274	683,030

Royal Bank of Canada	6,146	429,754

Societe Generale SA*	6,193	84,150

Sumitomo Mitsui Financial Group, Inc.	12,685	351,145

Tokyo Century Corp.	1,623	79,573

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,096,218

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.7%

AT&T, Inc.	5,136	138,775

BT Group PLC	61,423	80,670

Cellnex Telecom SA	8,807	565,330

China Telecom Corp. Ltd., Class H	357,486	112,218

China Unicom Hong Kong Ltd.	216,205	133,267

Elisa OYJ	2,186	107,483

Hellenic Telecommunications Organization SA	35,121	465,764

Koninklijke KPN NV	180,658	487,918

KT Corp., ADR	11,907	114,545

Magyar Telekom Telecommunications PLC, ADR	9,160	48,204

Nippon Telegraph & Telephone Corp.	14,582	306,745

Proximus SADP	6,060	117,808

Swisscom AG	250	127,150

Telefonica Deutschland Holding AG	44,112	111,262

Verizon Communications, Inc.	15,665	892,748

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$3,809,887

Description	Number of Shares	Value

ELECTRIC UTILITIES – 0.7%

Alliant Energy Corp.	1,859	$102,766

Avangrid, Inc.	4,655	229,678

Chugoku Electric Power Co., Inc. (The)	6,048	75,986

Edison International	7,367	412,847

Exelon Corp.	9,551	380,989

Iberdrola SA	11,482	135,575

NextEra Energy, Inc.	352	25,770

Red Electrica Corp. SA	6,736	118,651

Xcel Energy, Inc.	2,646	185,299

TOTAL ELECTRIC UTILITIES		$1,667,561

ELECTRICAL EQUIPMENT – 0.7%

Cosel Co. Ltd.	3,960	37,908

Emerson Electric Co.	6,950	450,290

Mitsubishi Electric Corp.	12,170	156,736

Nissin Electric Co. Ltd.	7,500	75,083

Schneider Electric SE	5,643	685,661

Ushio, Inc.	10,900	121,760

Zumtobel Group AG*	5,680	31,749

TOTAL ELECTRICAL EQUIPMENT		$1,559,187

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.7%

Ai Holdings Corp.	4,800	84,395

Canon Marketing Japan, Inc.	3,931	83,743

Citizen Watch Co. Ltd.*	20,490	54,284

Enplas Corp.	1,350	29,562

FLIR Systems, Inc.	2,138	74,167

Foxconn Technology Co. Ltd.	40,881	71,696

Hon Hai Precision Industry Co. Ltd.	28,838	78,213

Hosiden Corp.	7,900	70,037

Innolux Corp.*	166,784	57,889

Kyocera Corp.	4,157	228,936

Maruwa Co. Ltd.	715	74,380

Nichicon Corp.	9,965	80,684

Nippon Chemi-Con Corp.*	4,130	52,821

PAX Global Technology Ltd.	78,589	45,672

Sunny Optical Technology Group Co. Ltd.	21,200	351,986

Vontier Corp.*	8,200	235,668

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,674,133

ENERGY EQUIPMENT & SERVICES – 0.1%

China Oilfield Services Ltd., Class H	180,000	108,699

Drilling Co. of 1972 A/S (The)*	275	5,195

Fugro NV*	5,154	19,669

Saipem SpA	20,643	36,370

Trican Well Service Ltd.*	24,829	21,618

TOTAL ENERGY EQUIPMENT & SERVICES		$191,551

ENTERTAINMENT – 0.4%

Avex, Inc.	4,975	48,061

DeNA Co. Ltd.	5,705	97,339

Electronic Arts, Inc.*	1,439	172,435

NetEase, Inc., ADR	2,600	225,654

Nexon Co. Ltd.	3,404	94,872

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

     Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Nintendo Co. Ltd.	181	$97,865

Tencent Music Entertainment Group, ADR*	17,436	259,448

TOTAL ENTERTAINMENT		$995,674

FOOD & STAPLES RETAILING – 0.7%

Cawachi Ltd.	480	13,614

Cosmos Pharmaceutical Corp.	373	63,350

Etablissements Franz Colruyt NV	2,214	130,968

J Sainsbury PLC	53,600	139,908

Jeronimo Martins SGPS SA	7,465	118,572

Kato Sangyo Co. Ltd.	2,000	66,452

Koninklijke Ahold Delhaize NV	4,864	133,350

METRO AG	2,560	25,071

Performance Food Group Co.*	11,661	391,926

Sundrug Co. Ltd.	3,943	146,411

Walmart, Inc.	1,324	183,705

Welcia Holdings Co. Ltd.	1,296	50,792

Wm Morrison Supermarkets PLC	55,333	116,801

TOTAL FOOD & STAPLES RETAILING		$1,580,920

FOOD PRODUCTS – 1.8%

Barry Callebaut AG	68	140,396

Campbell Soup Co.	1,612	75,232

Chocoladefabriken Lindt & Spruengli AG	16	126,856

General Mills, Inc.	3,071	181,558

Hershey Co. (The)	964	132,511

Hormel Foods Corp.	3,971	193,348

Kellogg Co.	10,385	653,113

MEIJI Holdings Co. Ltd.	1,040	75,347

Nestle SA	9,829	1,105,546

Nissin Foods Holdings Co. Ltd.	927	80,268

Nomad Foods Ltd.*	24,165	586,001

Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	273,400	17,938

Toyo Suisan Kaisha Ltd.	1,467	73,006

Viscofan SA	6,438	434,649

Yakult Honsha Co. Ltd.	420	20,325

Yamazaki Baking Co. Ltd.	4,272	70,171

Yihai International Holding Ltd.*	7,000	92,988

TOTAL FOOD PRODUCTS		$4,059,253

GAS UTILITIES – 0.8%

Enagas SA	4,894	105,631

ENN Energy Holdings Ltd.	16,900	213,888

Osaka Gas Co. Ltd.	1,153	21,896

Rubis SCA	14,999	493,164

Snam SpA	25,697	125,301

Toho Gas Co. Ltd.	1,620	83,627

Tokyo Gas Co. Ltd.	3,475	78,742

UGI Corp.	18,862	609,997

TOTAL GAS UTILITIES		$1,732,246

HEALTH CARE EQUIPMENT & SUPPLIES – 3.6%

Abbott Laboratories	1,993	209,484

Align Technology, Inc.*	1,790	762,683

Baxter International, Inc.	8,657	671,523

Becton Dickinson & Co.	1,938	447,930

Danaher Corp.	6,242	1,432,789

Description	Number of Shares	Value

Hologic, Inc.*	10,875	$748,418

Insulet Corp.*	2,770	615,633

Koninklijke Philips NV*	19,870	920,314

Medtronic PLC	11,605	1,167,115

Smith & Nephew PLC	13,981	242,768

Sonova Holding AG*	1	237

Sysmex Corp.	4,273	401,358

Tandem Diabetes Care, Inc.*	4,598	501,182

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$8,121,434

HEALTH CARE PROVIDERS & SERVICES – 1.4%

BML, Inc.	3,400	95,589

Fresenius Medical Care AG & Co. KGaA	1,511	115,383

HCA Healthcare, Inc.	4,193	519,681

Humana, Inc.	1,383	552,204

Laboratory Corp. of America Holdings*	2,103	420,116

Medipal Holdings Corp.	3,539	63,086

Quest Diagnostics, Inc.	1,617	197,500

Suzuken Co. Ltd.	1,900	68,591

UnitedHealth Group, Inc.	3,475	1,060,362

TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,092,512

HEALTH CARE TECHNOLOGY – 0.2%

AGFA-Gevaert NV*	9,284	35,299

Cerner Corp.	2,744	192,327

Multiplan Corp.*	26,055	190,202

TOTAL HEALTH CARE TECHNOLOGY		$417,828

HOTELS, RESTAURANTS & LEISURE – 3.0%

Choice Hotels International, Inc.	10,278	897,783

Compass Group PLC	82,634	1,131,073

DraftKings, Inc., Class A*	2,554	90,412

Galaxy Entertainment Group Ltd.	22,000	145,388

Huazhu Group Ltd., ADR	4,910	194,583

McDonald’s Corp.	10,768	2,293,584

McDonald’s Holdings Co. Japan Ltd.	1,415	67,101

Penn National Gaming, Inc.*	4,646	250,791

Sands China Ltd.	92,400	324,288

Sodexo SA	1,814	116,524

Sushiro Global Holdings Ltd.	14,700	399,053

Yum China Holdings, Inc.	10,943	582,496

Yum! Brands, Inc.	2,153	200,940

TOTAL HOTELS, RESTAURANTS & LEISURE		$6,694,016

HOUSEHOLD DURABLES – 0.9%

Funai Electric Co. Ltd.*	8,000	33,391

Lennar Corp., Class A	6,325	444,205

Nikon Corp.	7,715	47,018

NVR, Inc.*	333	1,316,379

Sekisui Chemical Co. Ltd.	9,728	151,643

Sekisui House Ltd.	4,273	70,988

TOTAL HOUSEHOLD DURABLES		$2,063,624

HOUSEHOLD PRODUCTS – 1.4%

Clorox Co. (The)	888	184,038

Colgate-Palmolive Co.	12,645	997,564

Lion Corp.	462	9,421

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

     Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Procter & Gamble Co. (The)	7,086	$971,490

Reckitt Benckiser Group PLC	12,085	1,064,550

TOTAL HOUSEHOLD PRODUCTS		$3,227,063

INSURANCE – 6.0%

Admiral Group PLC	4,472	159,310

Ageas SA	2,527	101,760

AIA Group Ltd.	245,597	2,337,390

Arthur J. Gallagher & Co.	4,952	513,572

Assicurazioni Generali SpA	6,580	88,266

AXA SA	60,805	976,486

China Life Insurance Co. Ltd., Class H	111,000	242,194

Chubb Ltd.	5,268	684,366

Dai-ichi Life Holdings, Inc.	7,845	117,168

Enstar Group Ltd.*	3,239	556,687

Gjensidige Forsikring ASA	6,788	129,345

Globe Life, Inc.	8,262	669,966

Intact Financial Corp.	18,360	1,896,497

Markel Corp.*	1,363	1,271,406

MS&AD Insurance Group Holdings, Inc.	8,501	232,632

Progressive Corp. (The)	15,982	1,468,746

RenaissanceRe Holdings Ltd.	2,659	430,013

SCOR SE*	2,849	69,189

Shin Kong Financial Holding Co. Ltd.	147,626	41,120

T&D Holdings, Inc.	23,308	232,942

Tokio Marine Holdings, Inc.	17,552	784,482

Tongyang Life Insurance Co. Ltd.	9,135	25,514

White Mountains Insurance Group Ltd.	383	347,890

Zurich Insurance Group AG	66	21,922

TOTAL INSURANCE		$13,398,863

INTERACTIVE MEDIA & SERVICES – 3.8%

Alphabet, Inc., Class A*	1,148	1,855,294

Alphabet, Inc., Class C*	641	1,039,067

Facebook, Inc., Class A*	4,133	1,087,434

Gree, Inc.	21,680	113,051

LINE Corp.*	1,617	82,973

Match Group, Inc.*	4,713	550,384

Scout24 AG	1,055	85,113

Snap, Inc., Class A*	11,216	441,798

Tencent Holdings Ltd.	42,753	3,266,571

Z Holdings Corp.	9,966	69,494

TOTAL INTERACTIVE MEDIA & SERVICES		$8,591,179

INTERNET & DIRECT MARKETING RETAIL – 3.6%

Alibaba Group Holding Ltd.*	10,600	401,675

Alibaba Group Holding Ltd., ADR*	8,911	2,715,093

Amazon.com, Inc.*	1,148	3,485,500

Booking Holdings, Inc.*	189	306,653

Meituan, Class B*	23,939	892,426

Trip.com Group Ltd., ADR*	7,291	209,689

TOTAL INTERNET & DIRECT MARKETING RETAIL		$8,011,036

IT SERVICES – 4.9%

Accenture PLC, Class A	3,938	854,192

Automatic Data Processing, Inc.	2,993	472,774

Black Knight, Inc.*	12,016	1,056,807

Capgemini SE	6,611	763,358

Description	Number of Shares	Value

DTS Corp.	4,786	$93,083

Edenred	14,180	660,986

Fidelity National Information Services, Inc.	10,888	1,356,536

FleetCor Technologies, Inc.*	2,637	582,540

Fujitsu Ltd.	568	67,203

Future Corp.	2,500	42,794

Global Payments, Inc.	3,430	541,048

GoDaddy, Inc., Class A*	7,282	515,129

International Business Machines Corp.	1,646	183,792

Leidos Holdings, Inc.	4,603	382,049

Nexi SpA*	28,908	445,013

Nihon Unisys Ltd.	2,750	81,060

NS Solutions Corp.	4,847	141,943

Obic Co. Ltd.	452	80,023

Paychex, Inc.	2,686	220,923

PayPal Holdings, Inc.*	1,858	345,830

Science Applications International Corp.	6,197	473,265

Sopra Steria Group*	175	20,810

Square, Inc., Class A*	2,922	452,559

Transcosmos, Inc.	900	24,422

Visa, Inc., Class A	2,403	436,649

Western Union Co. (The)	8,133	158,106

Worldline SA*	6,401	474,100

TOTAL IT SERVICES		$10,926,994

LEISURE PRODUCTS – 0.2%

Bandai Namco Holdings, Inc.	1,502	112,252

Polaris, Inc.	3,617	328,640

Sega Sammy Holdings, Inc.	6,725	84,275

TOTAL LEISURE PRODUCTS		$525,167

LIFE SCIENCES TOOLS & SERVICES – 0.6%

Agilent Technologies, Inc.	1,305	133,227

CMIC Holdings Co. Ltd.	910	11,210

EPS Holdings, Inc.	3,320	30,077

Pharmaron Beijing Co. Ltd., Class H	12,200	176,633

QIAGEN NV*	3,059	145,259

Thermo Fisher Scientific, Inc.	1,412	668,045

WuXi AppTec Co. Ltd., Class H	4,400	70,349

Wuxi Biologics Cayman, Inc.*	6,900	193,778

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,428,578

MACHINERY – 3.2%

Alfa Laval AB*	15,244	309,633

Amada Co. Ltd.	8,085	70,369

Fortive Corp.	38,907	2,396,671

Hino Motors Ltd.	14,500	111,095

Hisaka Works Ltd.	3,830	32,366

IDEX Corp.	6,713	1,143,828

Ingersoll Rand, Inc.*	18,876	659,527

Japan Steel Works Ltd. (The)	9,535	203,843

Kone OYJ, Class B	1,910	152,061

Makita Corp.	2,240	99,016

Mitsubishi Heavy Industries Ltd.	2,052	44,088

OKUMA Corp.	1,990	96,590

Otis Worldwide Corp.	3,522	215,828

PACCAR, Inc.	9,669	825,539

Schindler Holding AG	558	143,430

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Schindler Holding AG	555	$142,172

Shibaura Machine Co. Ltd.	1,168	23,310

Star Micronics Co. Ltd.	4,400	59,083

Takuma Co. Ltd.	3,310	50,684

THK Co. Ltd.	6,580	174,666

Weichai Power Co. Ltd., Class H	77,000	146,014

TOTAL MACHINERY		$7,099,813

MARINE – 0.2%

AP Moller - Maersk A/S, Class B	124	198,727

D/S Norden A/S	5,110	72,662

Kuehne + Nagel International AG	857	171,283

Pacific Basin Shipping Ltd.	474,767	69,353

TOTAL MARINE		$512,025

MEDIA – 1.0%

Charter Communications, Inc., Class A*	925	558,534

China Literature Ltd.*	10,200	83,797

Comcast Corp., Class A	13,321	562,679

Criteo SA, ADR*	3,653	62,685

Fuji Media Holdings, Inc.	3,825	36,787

Gendai Agency, Inc.	1,200	3,175

Liberty Broadband Corp., Class C*	1,404	198,961

Metropole Television SA*	4,610	50,639

Nippon Television Holdings, Inc.	11,827	124,804

Omnicom Group, Inc.	2,616	123,475

RTL Group SA*	59	2,242

RTL Group SA*	2,203	73,893

Television Francaise 1*	12,206	71,671

TV Asahi Holdings Corp.	4,625	69,876

WPP PLC	15,303	122,229

TOTAL MEDIA		$2,145,447

METALS & MINING – 0.8%

Anglo American PLC	5,392	126,514

Asahi Holdings, Inc.	6,468	210,921

Barrick Gold Corp.	5,837	156,056

Centerra Gold, Inc.	5,293	46,244

Chubu Steel Plate Co. Ltd.	1,442	9,963

Eldorado Gold Corp.*	4,610	57,763

Endeavour Mining Corp.*	2,905	71,257

Gold Fields Ltd.	6,612	71,510

Harmony Gold Mining Co. Ltd., ADR*	12,620	61,964

IAMGOLD Corp.*	7,287	26,743

Impala Platinum Holdings Ltd.	2,533	22,545

Kinross Gold Corp.	10,396	82,856

Kyoei Steel Ltd.	5,005	63,015

Maruichi Steel Tube Ltd.	3,235	74,216

Nakayama Steel Works Ltd.	7,290	24,425

Neturen Co. Ltd.	2,565	11,767

Norsk Hydro ASA*	39,266	110,352

OceanaGold Corp.*	26,225	34,250

Pacific Metals Co. Ltd.	2,057	31,769

Resolute Mining Ltd.*	43,397	24,647

Salzgitter AG*	4,407	64,116

Tokyo Steel Manufacturing Co. Ltd.	11,850	75,411

Western Areas Ltd.	33,231	44,896

Description	Number of Shares	Value

Yamato Kogyo Co. Ltd.	7,468	$179,345

Yodogawa Steel Works Ltd.	900	16,894

TOTAL METALS & MINING		$1,699,439

MULTILINE RETAIL – 0.4%

Dollar General Corp.	1,037	216,432

Dollarama, Inc.	13,704	471,920

Marks & Spencer Group PLC	30,076	34,650

Marui Group Co. Ltd.	12,060	217,948

Pan Pacific International Holdings Corp.	3,646	77,363

TOTAL MULTILINE RETAIL		$1,018,313

MULTI-UTILITIES – 0.9%

Centrica PLC*	79,942	38,500

CMS Energy Corp.	2,050	129,827

Consolidated Edison, Inc.	2,001	157,058

E.ON SE	25,983	270,591

Engie SA*	13,779	166,651

National Grid PLC	93,095	1,107,411

WEC Energy Group, Inc.	2,185	219,702

TOTAL MULTI-UTILITIES		$2,089,740

OIL, GAS & CONSUMABLE FUELS – 1.6%

Advantage Oil & Gas Ltd.*	17,310	28,584

ARC Resources Ltd.	8,762	43,142

BP PLC	70,687	180,300

Cameco Corp.	5,493	52,197

Enbridge, Inc.	18,771	517,213

Eni SpA	18,444	129,201

Galp Energia SGPS SA	36,535	296,708

Gazprom PJSC, ADR	16,366	63,009

Inpex Corp.	16,290	77,254

Japan Petroleum Exploration Co. Ltd.	1,690	26,722

LUKOIL PJSC, ADR	11	562

LUKOIL PJSC, ADR	413	21,130

Ovintiv, Inc.	3,280	30,208

Repsol SA	72	452

Royal Dutch Shell PLC, Class B	23,353	281,622

Surgutneftegas PJSC, ADR	14,210	59,611

TC Energy Corp.	14,302	562,934

TOTAL SE	36,391	1,102,528

Tourmaline Oil Corp.	2,721	35,251

YPF SA, ADR*	5,042	16,235

TOTAL OIL, GAS & CONSUMABLE FUELS		$3,524,863

PAPER & FOREST PRODUCTS – 0.1%

UPM-Kymmene OYJ	4,339	122,616

PERSONAL PRODUCTS – 0.1%

Beiersdorf AG	1,030	107,851

Kobayashi Pharmaceutical Co. Ltd.	887	86,434

Unilever NV	2,355	132,760

TOTAL PERSONAL PRODUCTS		$327,045

PHARMACEUTICALS – 4.3%

Astellas Pharma, Inc.	16,758	229,801

AstraZeneca PLC	4,283	430,037

AstraZeneca PLC, ADR	17,586	882,114

Bristol-Myers Squibb Co.	3,131	183,007

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

     Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Chugai Pharmaceutical Co. Ltd.	1,500	$57,900

CSPC Pharmaceutical Group Ltd.	90,240	95,828

Eisai Co. Ltd.	925	71,922

GlaxoSmithKline PLC	6,259	104,516

Hutchison China MediTech Ltd., ADR*	2,777	81,755

Johnson & Johnson	8,270	1,133,900

Kyowa Kirin Co. Ltd.	5,303	131,692

Merck & Co., Inc.	15,105	1,136,047

Novartis AG	30,559	2,381,236

Novo Nordisk A/S, Class B	1,989	126,830

Ono Pharmaceutical Co. Ltd.	5,670	161,738

Orion OYJ, Class B	2,658	113,761

Pfizer, Inc.	24,440	867,131

Roche Holding AG	2,588	831,606

Sanofi	1,245	112,415

Santen Pharmaceutical Co. Ltd.	4,323	77,019

Sino Biopharmaceutical Ltd.	96,000	97,248

Takeda Pharmaceutical Co. Ltd.	8,632	266,751

Vifor Pharma AG	845	95,101

TOTAL PHARMACEUTICALS		$9,669,355

PROFESSIONAL SERVICES – 0.9%

Adecco Group AG	3,771	184,907

BeNEXT Group, Inc.	5,100	47,818

Bureau Veritas SA*	21,515	471,788

CoStar Group, Inc.*	273	224,845

Experian PLC	10,425	381,908

Hays PLC*	51,877	71,635

Meitec Corp.	500	24,788

Pagegroup PLC*	14,161	65,605

SGS SA	55	137,380

SThree PLC*	9,302	29,658

Verisk Analytics, Inc.	12	2,136

Wolters Kluwer NV	5,157	417,545

TOTAL PROFESSIONAL SERVICES		$2,060,013

REAL ESTATE INVESTMENT TRUSTS – 2.7%

Alexandria Real Estate Equities, Inc.	2,388	361,830

American Tower Corp.	6,188	1,421,074

Boston Properties, Inc.	3,341	241,922

British Land Co. PLC (The)	9,935	44,866

Daiwa Securities Living Investments Corp.	127	124,056

Goodman Group	21,252	275,068

Japan Real Estate Investment Corp.	16	78,411

Land Securities Group PLC	6,713	44,293

LaSalle Logiport REIT	85	132,325

Medical Properties Trust, Inc.	76,065	1,355,478

Nippon Building Fund, Inc.	13	65,660

Public Storage	6,045	1,384,728

Realty Income Corp.	480	27,773

Segro PLC	36,142	422,309

TOTAL REAL ESTATE INVESTMENT TRUSTS		$5,979,793

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.6%

CK Asset Holdings Ltd.	17,565	81,563

Daito Trust Construction Co. Ltd.	938	85,325

Deutsche Wohnen SE	9,001	454,307

Mitsubishi Estate Co. Ltd.	15,994	238,564

Description	Number of Shares	Value

Nexity SA	13,351	$374,845

Swiss Prime Site AG	1,352	113,744

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,348,348

ROAD &RAIL – 1.5%

AMERCO	1,818	631,137

Canadian National Railway Co.	25,800	2,562,959

East Japan Railway Co.	1,147	59,980

Go-Ahead Group PLC (The)*	3,236	24,552

Keio Corp.	1,388	80,667

Nagoya Railroad Co. Ltd.	2,858	76,181

TOTAL ROAD & RAIL		$3,435,476

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 1.3%

Marvell Technology Group Ltd.	14,382	539,469

MediaTek, Inc.	22,000	522,946

Miraial Co. Ltd.	2,620	30,588

Realtek Semiconductor Corp.	34,166	425,621

Taiwan Semiconductor Manufacturing Co. Ltd.	43,000	650,576

Texas Instruments, Inc.	3,889	562,310

Tokyo Seimitsu Co. Ltd.	4,555	153,692

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$2,885,202

SOFTWARE – 3.0%

Adobe, Inc.*	451	201,642

ANSYS, Inc.*	270	82,180

CDK Global, Inc.	4,354	187,657

Citrix Systems, Inc.	1,463	165,714

Constellation Software, Inc.	1,321	1,386,728

Kingdee International Software Group Co. Ltd.*	64,545	170,415

Microsoft Corp.	17,491	3,541,403

Oracle Corp.	3,686	206,822

Sage Group PLC (The)	2,585	21,269

SAP SE	973	103,804

TOPICUS.COM	2,457	0

Trend Micro, Inc.	1,148	64,305

Tyler Technologies, Inc.*	604	232,166

Workday, Inc., Class A*	1,883	395,656

TOTAL SOFTWARE		$6,759,761

SPECIALTY RETAIL – 1.7%

ABC-Mart, Inc.	400	20,290

AutoZone, Inc.*	171	193,056

CarMax, Inc.*	7,141	617,268

CECONOMY AG*	12,309	54,438

China Meidong Auto Holdings Ltd.	58,000	237,508

Five Below, Inc.*	4,492	598,963

Halfords Group PLC	14,607	45,514

Hikari Tsushin, Inc.	595	139,554

Home Depot, Inc. (The)	1,592	424,603

Kingfisher PLC*	44,467	165,372

Nitori Holdings Co. Ltd.	420	86,334

Shimamura Co. Ltd.	1,520	162,048

TJX Cos., Inc. (The)	20,621	1,047,547

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

USS Co. Ltd.	5,015	$91,727

Xebio Holdings Co. Ltd.	6,245	40,782

TOTAL SPECIALTY RETAIL		$3,925,004

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.6%

Acer, Inc.	86,222	72,058

Apple, Inc.	27,948	3,042,419

Canon, Inc.	6,952	121,008

Compal Electronics, Inc., GDR	36,972	120,211

HP, Inc.	4,925	88,453

Maxell Holdings Ltd.*	4,070	42,550

Melco Holdings, Inc.	400	10,351

Quadient SA	3,577	46,614

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$3,543,664

TEXTILES, APPAREL & LUXURY GOODS – 0.6%

361 Degrees International Ltd.	172,696	21,204

Li Ning Co. Ltd.	18,000	93,815

NIKE, Inc., Class B	7,418	890,753

Sanyo Shokai Ltd.	3,060	14,495

VF Corp.	5,408	363,418

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,383,685

TOBACCO – 0.5%

Philip Morris International, Inc.	7,939	563,828

Swedish Match AB	6,785	510,114

TOTAL TOBACCO		$1,073,942

TRADING COMPANIES & DISTRIBUTORS – 1.5%

Brenntag AG	21,410	1,368,451

Fastenal Co.	11,764	508,558

Ferguson PLC	3,053	303,227

Inaba Denki Sangyo Co. Ltd.	2,600	62,591

ITOCHU Corp.	9,649	231,755

Mitsubishi Corp.	7,949	177,353

Mitsui & Co. Ltd.	5,476	85,773

Rexel SA*	11,195	117,868

SIG PLC*	26,772	8,327

Sumitomo Corp.	7,054	77,175

Triton International Ltd.	11,715	432,049

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,373,127

TRANSPORTATION INFRASTRUCTURE – 0.1%

Hamburger Hafen und Logistik AG	1,324	22,196

Kamigumi Co. Ltd.	6,102	109,170

TOTAL TRANSPORTATION INFRASTRUCTURE		$131,366

Description	Number of Shares	Value

WATER UTILITIES – 0.3%

Guangdong Investment Ltd.	354,503	$525,767

Severn Trent PLC	4,195	132,026

TOTAL WATER UTILITIES		$657,793

WIRELESS TELECOMMUNICATION SERVICES – 0.7%

China Mobile Ltd.	19,135	117,040

KDDI Corp.	42,921	1,161,227

MTN Group Ltd.	9,790	34,955

NTT DOCOMO, Inc.	3,006	111,929

Orange Belgium SA	3,452	57,527

SoftBank Corp.	6,304	73,363

VEON Ltd., ADR	40,158	50,198

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,606,239

TOTAL COMMON STOCKS (Cost $ 178,102,839)		$193,013,909

INVESTMENT COMPANIES – 0.1%

EQUITY FUNDS – 0.1%

iShares Core MSCI EAFE ETF	786	45,714

NEXT FUNDS TOPIX ETF	2,010	31,700

TOTAL INVESTMENT COMPANIES (Cost $ 71,361)		$77,414

PREFERRED STOCKS – 0.2%

CONSUMER DISCRETIONARY – 0.2%

Volkswagen AG 4.86%	2,723	396,643

MATERIALS – 0.0%**

Fuchs Petrolub SE 0.97%	920	47,354

TOTAL PREFERRED STOCKS (Cost $ 470,478)		$443,997

MONEY MARKET FUND – 8.2%

Dreyfus Government Cash Management Fund, Institutional Shares 0.02%^	18,429,735	18,429,735

TOTAL MONEY MARKET FUND (Cost $ 18,429,735)		$18,429,735

TOTAL INVESTMENTS – 94.4% (COST $ 197,074,413)		$211,965,055

OTHER ASSETS LESS LIABILITIES – 5.6%		12,661,789

TOTAL NET ASSETS – 100.0%		$224,626,844

Cost of investments and derivatives for Federal income tax purposes is $203,564,256. The net unrealized appreciation/(depreciation) of investments and derivatives was $11,774,442. This consists of net unrealized appreciation from investment for those securities and derivatives having an excess of value over cost of $29,317,125 and net unrealized depreciation from investments for those securities and derivatives having an excess of cost over value of $(17,542,683).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	20

Wilmington Global Alpha Equities Fund (continued)

   The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities

Common Stocks

Aerospace & Defense	$2,177,685	$695,533	$—	$2,873,218

Air Freight & Logistics	2,099,676	266,814	—	2,366,490

Auto Components	—	875,107	—	875,107

Automobiles	—	1,479,005	—	1,479,005

Banks	3,602,199	1,964,201	—	5,566,400

Beverages	2,164,504	1,487,784	—	3,652,288

Biotechnology	794,352	—	—	794,352

Building Products	1,504,267	657,878	—	2,162,145

Capital Markets	2,661,600	1,446,832	—	4,108,432

Chemicals	1,587,296	1,167,093	—	2,754,389

Commercial Services & Supplies	4,287,383	400,101	—	4,687,484

Communications Equipment	1,885,558	449,754	—	2,335,312

Construction & Engineering	—	2,099,958	—	2,099,958

Construction Materials	—	322,249	—	322,249

Consumer Finance	565,832	47,799	—	613,631

Containers & Packaging	1,026,704	4,301	—	1,031,005

Distributors	—	114,611	—	114,611

Diversified Consumer Services	928,934	11,906	—	940,840

Diversified Financial Services	2,362,028	1,734,190	—	4,096,218

Diversified Telecommunication Services	1,194,272	2,615,615	—	3,809,887

Electric Utilities	1,337,349	330,212	—	1,667,561

Electrical Equipment	450,290	1,108,897	—	1,559,187

Electronic Equipment, Instruments & Components	309,835	1,364,298	—	1,674,133

Energy Equipment & Services	21,618	169,933	—	191,551

Entertainment	657,537	338,137	—	995,674

Food & Staples Retailing	575,631	1,005,289	—	1,580,920

Food Products	1,821,763	2,237,490	—	4,059,253

Gas Utilities	609,997	1,122,249	—	1,732,246

Health Care Equipment & Supplies	6,556,757	1,564,677	—	8,121,434

Health Care Providers & Services	2,749,863	342,649	—	3,092,512

Health Care Technology	382,529	35,299	—	417,828

Hotels, Restaurants & Leisure	4,510,589	2,183,427	—	6,694,016

Household Durables	1,760,584	303,040	—	2,063,624

Household Products	2,153,092	1,073,971	—	3,227,063

Insurance	7,839,143	5,559,720	—	13,398,863

Interactive Media & Services	4,973,977	3,617,202	—	8,591,179

Internet & Direct Marketing Retail	6,716,935	1,294,101	—	8,011,036

IT Services	8,032,199	2,894,795	—	10,926,994

Leisure Products	328,640	196,527	—	525,167

Life Sciences Tools & Services	801,272	627,306	—	1,428,578

Machinery	5,241,393	1,858,420	—	7,099,813

Marine	—	512,025	—	512,025

Media	1,506,334	639,113	—	2,145,447

Metals & Mining	537,133	1,162,306	—	1,699,439

Multiline Retail	688,352	329,961	—	1,018,313

Multi-Utilities	506,587	1,583,153	—	2,089,740

Oil, Gas & Consumable Fuels	1,408,946	2,115,917	—	3,524,863

Paper & Forest Products	—	122,616	—	122,616

Personal Products	—	327,045	—	327,045

Pharmaceuticals	4,283,954	5,385,401	—	9,669,355

Professional Services	226,981	1,833,032	—	2,060,013

Real Estate Investment Trusts	4,792,805	1,186,988	—	5,979,793

Real Estate Management & Development	—	1,348,348	—	1,348,348

Road & Rail	3,194,096	241,380	—	3,435,476

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

21	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total

Semiconductors & Semiconductor Equipment	$1,101,779	$1,783,423	$—	$2,885,202

Software	6,399,968	359,793	—	6,759,761

Specialty Retail	2,881,437	1,043,567	—	3,925,004

Technology Hardware, Storage & Peripherals	3,251,083	292,581	—	3,543,664

Textiles, Apparel & Luxury Goods	1,254,171	129,514	—	1,383,685

Tobacco	563,828	510,114	—	1,073,942

Trading Companies & Distributors	940,607	2,432,520	—	3,373,127

Transportation Infrastructure	—	131,366	—	131,366

Water Utilities	—	657,793	—	657,793

Wireless Telecommunication Services	50,198	1,556,041	—	1,606,239

Investment Companies	45,714	31,700	—	77,414

Preferred Stocks	—	443,997	—	443,997

Money Market Fund	18,429,735	—	—	18,429,735

Total Investments in Securities	$138,736,991	$73,228,064	$—	$211,965,055

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$230,703	$—	$230,703

Financial Futures Contracts	3,759,824	—	—	3,759,824

Total Assets - Other Financial Instruments	$3,759,824	$230,703	$—	$3,990,527

Liabilities

Other Financial Instruments!

Forward Foreign Currency Contracts	$—	$(42,805)	$—	$(42,805)

Financial Futures Contracts	(574,079)	—	—	(574,079)

Total Liabilities - Other Financial Instruments	$(574,079)	$(42,805)	$—	$(616,884)

!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial future contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

As a result of utilizing international fair value pricing at October 31, 2020, a portion of the Fund’s common stock investments were categorized as Level 2.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

GDR	Global Depositary Receipt

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	22

Wilmington Global Alpha Equities Fund (concluded)

At October 31, 2020, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)

CONTRACTS SOLD
12/16/2020	BNP Paribas	8,975,000 CAD	$6,871,016	$6,738,126	$132,890	$ —
12/16/2020	JPMorgan Chase	2,266,000 GBP	2,977,903	2,936,691	41,212	—
12/16/2020	Morgan Stanley	327,000,000 JPY	3,082,679	3,125,484	—	(42,805)
12/16/2020	HSBC Bank USA, N.A.	3,187,000 EUR	3,772,595	3,715,994	56,601	—
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$230,703	$(42,805)

At October 31, 2020, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

SHORT POSITIONS:
E-Mini Russell 2000 Index	December 2020	81	$6,031,617	$6,224,040	$ —	$(192,421)
E-Mini S&P 500 Index	December 2020	163	27,035,705	26,607,305	428,400	—
E-Mini S&P Mid 400 Index	December 2020	84	15,541,382	15,923,040	—	(381,658)
Euro STOXX 50 Index	December 2020	139	5,355,718	4,790,217	565,501	—
FTSE 100 Index	December 2020	60	4,663,313	4,324,508	338,804	—
HSCE Index	November 2020	99	6,381,049	6,248,397	132,652	—
MSCI EAFE Index	December 2020	329	31,312,713	29,345,155	1,967,558	—
S&P TSX 60 Index	December 2020	36	5,198,836	5,001,036	197,800	—
TOPIX Index	December 2020	51	7,791,653	7,662,544	129,109	—
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$3,759,824	$(574,079)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2020. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

23

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Real Asset Fund

At October 31, 2020, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Real Estate Related Securities:

Exchange-Traded Funds	34.9%

Real Estate Investment Trusts	30.2%

Common Stocks	9.2%

Investment Companies	3.4%

Rights	0.0%(1)

Commodity Related Securities:

Exchange-Traded Commodity Funds	17.5%

Investment Company Commodity Fund	3.5%

Cash Equivalents(2)	0.0%(1)

Cash Collateral Invested for Securities on Loan(3)	2.2%

Other Assets and Liabilities - Net(4)	(0.9)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 77.7%

COMMON STOCKS – 9.2%

DIVERSIFIED REAL ESTATE ACTIVITIES – 3.6%

Airport City Ltd.*	4,669	$50,597

Allreal Holding AG	764	161,815

CapitaLand Ltd.	123,800	232,965

Chinese Estates Holdings Ltd.	75,000	37,813

City Developments Ltd.	39,000	181,111

CTO Realty Growth, Inc.	326	14,386

Daito Trust Construction Co. Ltd.	3,500	318,378

Daiwa House Industry Co. Ltd.	33,900	890,714

DIC Asset AG	3,489	40,156

Far East Consortium International Ltd.	78,000	23,069

Hang Lung Properties Ltd.	87,000	211,800

Heiwa Real Estate Co. Ltd.	4,300	125,537

Kerry Properties Ltd.	45,500	111,636

Lendlease Corp. Ltd.	28,456	239,376

Mitsubishi Estate Co. Ltd.	69,700	1,039,637

Mitsui Fudosan Co. Ltd.	49,000	834,351

New World Development Co. Ltd.	61,000	291,238

Nomura Real Estate Holdings, Inc.	9,000	157,198

OUE Ltd.	18,100	14,840

Property & Building Corp. Ltd.	345	28,240

SAMTY Co. Ltd.	1,400	22,180

Shinoken Group Co. Ltd.	4,300	42,672

Description	Number of Shares	Value

Star Mica Holdings Co. Ltd.	2,000	$26,952

Sumitomo Realty & Development Co. Ltd.	26,700	714,475

Sun Frontier Fudousan Co. Ltd.	1,700	13,665

Sun Hung Kai Properties Ltd.	76,500	984,694

Tokyo Tatemono Co. Ltd.	13,100	150,666

Tokyu Fudosan Holdings Corp.	25,300	110,556

UOL Group Ltd.	32,700	149,053

Wharf Holdings Ltd. (The)	119,000	246,341

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$7,466,111

HOTEL & RESORT – 0.1%

Ascott Residence Trust	161,683	98,445

CDL Hospitality Trusts	63,800	46,328

TOTAL HOTEL & RESORT		$144,773

OFFICE – 0.1%

alstria office REIT AG	7,735	98,470

Precinct Properties New Zealand Ltd.	84,495	98,842

TOTAL OFFICE		$197,312

REAL ESTATE DEVELOPMENT – 0.9%

BUWOG AG Escrow Shares*	3,077	—

Cedar Woods Properties Ltd.	4,976	20,068

Chip Eng Seng Corp. Ltd.	44,200	13,925

CK Asset Holdings Ltd.	132,000	612,941

Forestar Group, Inc.*	1,558	25,925

Goldcrest Co. Ltd.	1,500	19,166

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	24

    Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Greenland Hong Kong Holdings Ltd.	101,000	$32,834

Helical PLC	12,067	53,153

Henderson Land Development Co. Ltd.	93,735	331,080

Howard Hughes Corp. (The)*	2,270	141,171

Instone Real Estate Group AG*	917	18,976

K Wah International Holdings Ltd.	85,000	40,337

Katitas Co. Ltd.	2,600	73,764

Nexity SA	2,227	62,526

Road King Infrastructure Ltd.	34,000	40,437

Selvaag Bolig ASA	6,948	34,657

Sino Land Co. Ltd.	132,000	156,430

St. Modwen Properties PLC	19,519	83,834

Takara Leben Co. Ltd.	7,200	20,099

Tosei Corp.	2,300	23,048

Urban & Civic PLC	6,245	16,587

TOTAL REAL ESTATE DEVELOPMENT		$1,820,958

REAL ESTATE OPERATING COMPANIES – 4.5%

ADO Properties SA*	2,188	55,006

Aeon Mall Co. Ltd.	5,400	84,237

Alony Hetz Properties & Investments Ltd.	7,307	73,243

Amot Investments Ltd.	8,779	40,233

Aroundtown SA*	56,773	272,321

Ashtrom Properties Ltd.	7,118	39,990

Azrieli Group Ltd.	2,722	127,760

Big Shopping Centers Ltd.	209	15,810

Blue Square Real Estate Ltd.	878	35,817

CA Immobilien Anlagen AG	5,378	147,726

Castellum AB	13,543	281,974

Catena AB	1,465	59,625

CLS Holdings PLC	42,029	107,943

Daibiru Corp.	5,100	57,751

Deutsche Wohnen SE	18,969	957,421

Dios Fastigheter AB	6,443	45,111

Entra ASA	5,914	77,314

Fabege AB	17,964	226,830

Fastighets AB Balder, Class B*	5,984	281,629

Grainger PLC	32,354	117,213

Grand City Properties SA	3,165	71,841

Hang Lung Group Ltd.	30,000	66,594

Hongkong Land Holdings Ltd.	49,300	180,988

Hufvudstaden AB, Class A	3,483	45,471

Hulic Co. Ltd.	22,300	206,563

Hysan Development Co. Ltd.	11,001	35,072

Ichigo, Inc.	4,800	13,606

IMMOFINANZ AG*	2,361	31,661

Intershop Holding AG	103	63,159

Keihanshin Building Co. Ltd.	7,300	132,398

Kennedy-Wilson Holdings, Inc.	6,295	82,968

Klovern AB, Class B	42,277	64,421

Kungsleden AB	9,447	80,165

LEG Immobilien AG	4,272	577,373

Leopalace21 Corp.*	22,000	34,468

Melisron Ltd.	1,293	46,765

Mobimo Holding AG*	348	100,566

NP3 Fastigheter AB	6,120	71,322

Nyfosa AB*	11,802	97,582

PSP Swiss Property AG	2,810	339,802

Description	Number of Shares	Value

S IMMO AG	4,007	$59,210

Sagax AB, Class D	25,109	87,467

Samhallsbyggnadsbolaget i Norden AB	81,389	223,994

Shurgard Self Storage SA	592	25,243

Sirius Real Estate Ltd.	19,656	18,722

Swire Properties Ltd.	55,600	149,202

Swiss Prime Site AG	3,356	282,340

TAG Immobilien AG*	10,475	308,694

Tricon Residential, Inc.	7,268	59,680

VGP NV	350	45,608

Vonovia SE	30,015	1,916,863

Wallenstam AB, Class B	6,496	86,111

Wharf Real Estate Investment Co. Ltd.	98,000	377,181

Wihlborgs Fastigheter AB	8,624	155,443

TOTAL REAL ESTATE OPERATING COMPANIES		$9,243,497

RETAIL – 0.0%

Eurocommercial Properties NV	4,965	54,198

Kiwi Property Group Ltd.	25,687	20,882

TOTAL RETAIL		$75,080

TOTAL COMMON STOCKS (COST $16,572,311)		$18,947,731

EXCHANGE-TRADED FUNDS – 34.9%

EQUITY FUNDS – 34.9%

Schwab U.S. REIT ETF#	1,049,800	35,976,646

Vanguard Global ex-U.S. Real Estate ETF#	771,300	36,235,674

TOTAL EQUITY FUNDS		$72,212,320

TOTAL EXCHANGE-TRADED FUNDS (COST $82,305,139)		$72,212,320

INVESTMENT COMPANIES – 3.4%

EQUITY FUNDS – 3.4%

Tortoise MLP & Pipeline Fund	973,466	6,979,754

REAL ESTATE – 0.0%**

BMO Commercial Property Trust Ltd.	13,224	10,537

TOTAL INVESTMENT COMPANIES (COST $12,912,522)		$6,990,291

RIGHTS – 0.0%**

Mapletree Logistics Trust, Expire 11/20/20	3,006	—

Shaftesbury PLC*, Expire 11/16/20	1,375	980

TOTAL RIGHTS		$980

REAL ESTATE INVESTMENT TRUSTS – 30.2%

DIVERSIFIED – 3.2%

Abacus Property Group	21,546	41,971

Activia Properties, Inc.	24	86,712

American Assets Trust, Inc.	2,528	52,911

Charter Hall Group	33,736	292,509

Charter Hall Long Wale REIT	18,790	62,998

Cofinimmo SA	897	121,908

Colony Capital, Inc.#	31,235	111,197

Cominar REIT	2,682	14,293

Daiwa House REIT Investment Corp.	78	180,434

Essential Properties Realty Trust, Inc.	4,700	77,644

Gecina SA	2,892	359,022

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

25	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Gladstone Commercial Corp.	1,116	$18,135

Global Net Lease, Inc.	4,719	67,151

Goodman Property Trust	95,209	156,167

GPT Group (The)	101,604	287,768

Growthpoint Properties Australia Ltd.	18,802	44,949

H&R REIT	11,787	90,594

Hankyu Hanshin REIT, Inc.	60	66,299

Heiwa REIT, Inc.	76	82,167

Hulic Reit, Inc.	26	34,181

ICADE	2,288	115,706

Investec Australia Property Fund	21,935	19,124

Kenedix Office Investment Corp.	30	173,513

Land Securities Group PLC	34,437	227,216

Lar Espana Real Estate Socimi SA	2,557	9,117

LondonMetric Property PLC	53,050	148,324

LXI REIT PLC	19,555	27,725

Mapletree North Asia Commercial Trust	116,000	74,002

Merlin Properties Socimi SA	20,539	138,249

Mirvac Group	240,328	356,400

NIPPON REIT Investment Corp.	35	112,379

Nomura Real Estate Master Fund, Inc.	253	302,121

One Liberty Properties, Inc.	2,607	40,226

OUE Commercial REIT	118,851	28,345

Picton Property Income Ltd. (The)	63,920	51,595

Premier Investment Corp.	106	116,597

PS Business Parks, Inc.	694	79,137

REIT 1 Ltd.	11,700	44,345

Samty Residential Investment Corp.	22	21,132

Sekisui House Reit, Inc.	215	150,349

Star Asia Investment Corp.	122	51,753

Stockland	115,129	311,318

STORE Capital Corp.	11,268	289,588

Sunlight REIT	139,000	59,935

Suntec REIT	82,900	81,413

Tokyu REIT, Inc.	87	118,295

Tosei Reit Investment Corp.	15	14,915

United Urban Investment Corp.	134	143,068

VEREIT, Inc.	61,783	383,055

Washington REIT	4,250	74,290

WP Carey, Inc.	9,707	607,755

XYMAX REIT Investment Corp.	19	15,608

Yuexiu REIT	95,000	43,856

TOTAL DIVERSIFIED		$6,679,461

DIVERSIFIED REAL ESTATE ACTIVITIES – 0.0%**

Sella Capital Real Estate Ltd.	30,059	47,394

HEALTH CARE – 2.6%

Aedifica SA	1,769	178,280

Arena REIT	17,467	32,376

Assura PLC	126,635	125,017

CareTrust REIT, Inc.	5,040	86,184

Community Healthcare Trust, Inc.	461	21,344

Diversified Healthcare Trust	12,759	36,937

Health Care & Medical Investment Corp.	17	20,361

Healthcare Realty Trust, Inc.	7,053	196,073

Healthcare Trust of America, Inc., Class A	10,924	265,453

Healthpeak Properties, Inc.	26,102	703,971

Description	Number of Shares	Value

LTC Properties, Inc.	3,212	$106,028

Medical Properties Trust, Inc.	28,187	502,292

National Health Investors, Inc.	2,938	164,675

New Senior Investment Group, Inc.	6,765	26,451

NorthWest Healthcare Properties REIT	2,862	24,511

Omega Healthcare Investors, Inc.	11,525	332,035

Parkway Life REIT	17,000	50,396

Physicians Realty Trust	9,773	164,773

Primary Health Properties PLC	77,644	144,845

Sabra Health Care REIT, Inc.	11,566	152,209

Universal Health Realty Income Trust	726	38,819

Ventas, Inc.	20,456	807,398

Vital Healthcare Property Trust	24,302	46,721

Welltower, Inc.	22,005	1,183,209

TOTAL HEALTH CARE		$5,410,358

HOTEL & RESORT – 0.7%

Apple Hospitality REIT, Inc.	17,422	172,478

DiamondRock Hospitality Co.	15,284	75,503

Hersha Hospitality Trust	3,210	15,729

Host Hotels & Resorts, Inc.	37,823	396,385

Ichigo Hotel REIT Investment Corp.	58	38,591

Invincible Investment Corp.	322	102,930

Japan Hotel REIT Investment Corp.	175	84,746

Ooedo Onsen Reit Investment Corp.	20	13,376

Park Hotels & Resorts, Inc.	6,656	66,094

Pebblebrook Hotel Trust	8,860	106,143

RLJ Lodging Trust	11,928	97,571

Ryman Hospitality Properties, Inc.	1,260	50,211

Service Properties Trust	10,529	75,914

Summit Hotel Properties, Inc.	9,756	51,512

Sunstone Hotel Investors, Inc.	21,286	157,942

Xenia Hotels & Resorts, Inc.	4,295	35,391

TOTAL HOTEL & RESORT		$1,540,516

INDUSTRIAL – 5.5%

Americold Realty Trust#	9,685	350,888

APN Industria REIT	12,124	22,411

Ascendas REIT	173,100	365,262

Dream Industrial REIT	7,428	65,956

Duke Realty Corp.	18,391	698,674

EastGroup Properties, Inc.	1,590	211,597

First Industrial Realty Trust, Inc.	5,689	226,479

Frasers Logistics & Commercial Trust	187,320	168,913

GLP J-REIT	166	255,914

Goodman Group	93,012	1,203,868

Granite REIT	1,863	104,456

Industrial & Infrastructure Fund Investment Corp.	95	161,717

Industrial Logistics Properties Trust	5,261	100,906

Innovative Industrial Properties, Inc.#	1,037	120,945

Japan Logistics Fund, Inc.	48	134,893

LaSalle Logiport REIT	96	149,450

Lexington Realty Trust	13,070	129,785

Mapletree Industrial Trust	103,300	230,220

Mapletree Logistics Trust	158,250	226,059

Mitsubishi Estate Logistics REIT Investment Corp.	19	75,746

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	26

    Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Mitsui Fudosan Logistics Park, Inc.	27	$129,003

Monmouth Real Estate Investment Corp.	5,189	71,868

Montea CVA	593	65,118

Nippon Prologis REIT, Inc.	123	404,847

Prologis, Inc.	38,758	3,844,794

Rexford Industrial Realty, Inc.	4,866	226,074

Segro PLC	65,377	763,911

Soilbuild Business Space REIT	12	4

STAG Industrial, Inc.	7,013	218,245

Summit Industrial Income REIT	2,802	28,329

Terreno Realty Corp.	2,585	145,484

Tritax Big Box REIT PLC	82,699	167,795

Warehouses De Pauw CVA	9,327	312,485

TOTAL INDUSTRIAL		$11,382,096

OFFICE – 3.8%

Alexandria Real Estate Equities, Inc.	6,245	946,242

Allied Properties REIT	4,391	106,487

Befimmo SA	330	12,846

Boston Properties, Inc.	7,803	565,015

Brandywine Realty Trust	9,291	81,389

Champion REIT	160,000	77,527

City Office REIT, Inc.	2,823	17,841

Columbia Property Trust, Inc.	8,546	90,417

Corporate Office Properties Trust	5,911	132,584

Cousins Properties, Inc.	7,741	197,241

Covivio	3,213	191,336

Cromwell Property Group	70,423	43,339

Daiwa Office Investment Corp.	18	97,679

Derwent London PLC	7,299	251,352

Dexus	63,973	387,040

Douglas Emmett, Inc.	7,065	166,734

Dream Office REIT	3,839	50,455

Easterly Government Properties, Inc.	5,688	118,879

Equity Commonwealth	8,714	230,224

Franklin Street Properties Corp.	5,659	23,768

GDI Property Group	37,938	28,373

Global One Real Estate Investment Corp.	77	69,520

Great Portland Estates PLC	16,267	121,613

Hibernia REIT PLC	36,138	43,715

Highwoods Properties, Inc.	5,470	162,842

Hudson Pacific Properties, Inc.	8,172	157,393

Ichigo Office REIT Investment Corp.	99	64,020

Inmobiliaria Colonial Socimi SA	20,649	146,993

Intervest Offices & Warehouses NV	685	16,936

Invesco Office J-REIT, Inc.	690	85,600

Japan Excellent, Inc.	65	71,519

Japan Prime Realty Investment Corp.	48	129,723

Japan Real Estate Investment Corp.	64	313,645

JBG SMITH Properties	6,514	152,102

Keppel REIT	134,000	97,724

Kilroy Realty Corp.	5,144	242,179

Mack-Cali Realty Corp.	6,689	73,512

Manulife US REIT	29,035	20,782

MCUBS MidCity Investment Corp.	153	109,745

Mirai Corp.	138	47,690

Mori Hills REIT Investment Corp.	84	103,466

Mori Trust Sogo REIT, Inc.	51	60,914

Description	Number of Shares	Value

Nippon Building Fund, Inc.	82	$414,166

NSI NV	1,341	42,345

Office Properties Income Trust	2,541	46,780

One REIT, Inc.	16	36,984

Orix JREIT, Inc.	184	258,595

Paramount Group, Inc.	14,237	82,290

Piedmont Office Realty Trust, Inc., Class A	6,634	75,760

Prosperity REIT	65,000	18,445

Regional REIT Ltd.	31,547	25,500

SL Green Realty Corp.#	4,685	200,565

True North Commercial REIT	3,946	16,231

Vornado Realty Trust	9,105	279,797

Workspace Group PLC	16,624	132,895

TOTAL OFFICE		$7,738,754

RESIDENTIAL – 4.3%

Advance Residence Investment Corp.	73	213,153

American Campus Communities, Inc.	8,335	312,229

American Homes 4 Rent, Class A	11,726	331,494

Apartment Investment & Management Co., Class A	8,258	263,430

AvalonBay Communities, Inc.	7,510	1,044,866

Bluerock Residential Growth REIT, Inc.	7,162	62,023

Boardwalk REIT	1,785	35,880

Camden Property Trust	5,106	470,978

Canadian Apartment Properties REIT	5,526	177,647

Care Property Invest NV	640	19,397

Civitas Social Housing PLC	32,796	44,190

Clipper Realty, Inc.	14,811	83,238

Comforia Residential REIT, Inc.	47	134,408

Daiwa Securities Living Investments Corp.	122	119,172

Empiric Student Property PLC	15,749	11,020

Equity LifeStyle Properties, Inc.	8,757	518,327

Equity Residential	18,409	864,855

Essex Property Trust, Inc.	3,485	712,996

Front Yard Residential Corp.	2,160	28,922

Independence Realty Trust, Inc.	3,834	46,583

Ingenia Communities Group	24,221	78,581

InterRent REIT	6,334	54,008

Investors Real Estate Trust	389	26,223

Invitation Homes, Inc.	26,782	730,077

Irish Residential Properties REIT PLC	33,709	53,606

Kenedix Residential Next Investment Corp.	76	124,139

Killam Apartment REIT	4,235	50,891

Mid-America Apartment Communities, Inc.	5,426	632,834

NexPoint Residential Trust, Inc.	608	26,947

Nippon Accommodations Fund, Inc.	36	206,232

Northview Apartment REIT	2,317	62,816

Preferred Apartment Communities, Inc., Class A	2,787	15,050

Starts Proceed Investment Corp.	19	36,262

Sun Communities, Inc.	4,638	638,328

UDR, Inc.	14,338	447,919

UMH Properties, Inc.	2,326	31,703

UNITE Group PLC (The)*	20,630	222,633

TOTAL RESIDENTIAL		$8,933,057

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

27	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

RETAIL – 4.1%

Acadia Realty Trust	8,103	$75,601

AEON REIT Investment Corp.	79	89,350

Agree Realty Corp.	2,237	138,851

Alexander’s, Inc.	245	59,581

Altarea SCA	156	19,979

American Finance Trust, Inc.	15,406	88,816

Aventus Group	19,965	34,528

British Land Co. PLC (The)	42,410	191,520

Brixmor Property Group, Inc.	15,303	167,721

BWP Trust	45,660	128,719

Capital & Counties Properties PLC	26,301	35,646

CapitaLand Mall Trust	263,880	334,483

CapitaLand Retail China Trust	16,985	14,562

Carmila SA	5,913	45,731

Charter Hall Retail REIT	6,721	16,263

Choice Properties REIT	12,370	111,695

Federal Realty Investment Trust	3,704	254,761

First Capital REIT	1,322	11,729

Fortune REIT	101,000	84,358

Frasers Centrepoint Trust	44,023	68,149

Frontier Real Estate Investment Corp.	5	16,739

Fukuoka REIT Corp.	12	14,547

Getty Realty Corp.	2,065	54,268

Hammerson PLC*	126,292	26,669

Home Consortium Ltd.	7,756	20,203

Japan Retail Fund Investment Corp.	119	171,528

Kenedix Retail REIT Corp.	14	26,795

Kimco Realty Corp.	22,269	228,480

Kite Realty Group Trust	3,650	37,814

Klepierre SA	8,409	106,543

Link REIT	118,100	901,322

Mapletree Commercial Trust	150,023	189,160

National Retail Properties, Inc.	9,051	289,722

Realty Income Corp.	17,921	1,036,909

Regency Centers Corp.	9,639	343,052

Retail Estates NV	1,527	90,249

Retail Opportunity Investments Corp.	9,001	87,580

Retail Properties of America, Inc., Class A	11,268	59,044

RioCan REIT	3,304	35,661

RPT Realty	2,980	14,572

Sasseur REIT	34,300	18,837

Saul Centers, Inc.	797	19,726

Scentre Group	265,425	391,693

Seritage Growth Properties, Class A*,#	2,127	27,077

Shaftesbury PLC	11,397	67,178

Shopping Centres Australasia Property Group	49,146	80,184

Simon Property Group, Inc.	14,864	933,608

SITE Centers Corp.	7,871	53,601

Spirit Realty Capital, Inc.	5,259	158,033

Supermarket Income Reit PLC	14,610	19,495

Tanger Factory Outlet Centers, Inc.#	3,336	20,650

Taubman Centers, Inc.	4,397	146,948

Unibail-Rodamco-Westfield	5,888	238,352

Urban Edge Properties	7,955	74,777

Vastned Retail NV	1,224	32,366

Vicinity Centres	178,095	151,346

Description	Number of Shares	Value

Waypoint REIT	19,429	$36,611

Weingarten Realty Investors	10,602	168,148

Whitestone REIT	2,143	12,772

TOTAL RETAIL		$8,374,302

SPECIALIZED – 6.0%

Big Yellow Group PLC	10,056	143,307

Charter Hall Social Infrastructure REIT	57,944	118,008

CoreCivic, Inc.	12,885	82,593

CoreSite Realty Corp.	1,899	226,665

CubeSmart	10,208	346,357

CyrusOne, Inc.	5,971	424,240

Digital Realty Trust, Inc.	13,940	2,011,542

EPR Properties	4,432	105,659

Equinix, Inc.	4,586	3,353,467

Extra Space Storage, Inc.	7,332	850,145

Farmland Partners, Inc.	2,902	18,689

Four Corners Property Trust, Inc.	3,633	92,060

Gaming and Leisure Properties, Inc.	11,774	427,985

GEO Group, Inc. (The)#	13,202	116,970

Gladstone Land Corp.	1,517	21,041

Iron Mountain, Inc.#	17,824	464,494

Keppel DC REIT	87,295	185,346

Life Storage, Inc.	2,460	280,809

National Storage Affiliates Trust	3,129	106,042

National Storage REIT	33,137	42,055

Public Storage	8,269	1,894,180

QTS Realty Trust, Inc., Class A	2,463	151,499

Rural Funds Group	14,991	25,297

Safehold, Inc.#	372	25,601

Safestore Holdings PLC	15,484	161,188

VICI Properties, Inc.	27,153	623,161

TOTAL SPECIALIZED		$12,298,400

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $65,367,290)		$62,404,338

TOTAL REAL ESTATE RELATED SECURITIES (COST $177,157,262)		$160,555,660

COMMODITY RELATED SECURITIES – 21.0%

EXCHANGE-TRADED FUNDS – 17.5%

COMMODITY – 17.5%

iShares Commodities Select Strategy ETF	375,100	9,069,918

iShares Gold Trust*	941,650	16,846,119

iShares Silver Trust*	144,100	3,168,759

SPDR S&P Global Natural Resources ETF#	193,200	7,026,684

TOTAL COMMODITY		$36,111,480

TOTAL EXCHANGE-TRADED FUNDS (COST $37,785,026)		$36,111,480

INVESTMENT COMPANY – 3.5%

COMMODITY – 3.5%

Vanguard Commodity Strategy Fund	295,567	7,188,177

TOTAL INVESTMENT COMPANY (COST $6,000,000)		$7,188,177

TOTAL COMMODITY RELATED SECURITIES (COST $43,785,026)		$43,299,657

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	28

    Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

SHORT-TERM INVESTMENTS – 0.0%**

MONEY MARKET FUND – 0.0%**

Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%^	66,486	$66,486

TOTAL SHORT-TERM INVESTMENT (COST $66,486)		$66,486

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.2%

REPURCHASE AGREEMENTS – 2.2%

Bank of America Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $842,859 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 12/31/20 to 7/01/50; total market value of $859,710.	$842,853	842,853

BNP Paribas SA, 0.09%, dated 10/30/20, due 11/02/20, repurchase price $842,859 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 12/31/20 to 7/01/50; total market value of $859,710.	842,853	842,853

Citigroup Global Markets Ltd., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $842,859 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 10/31/20 to 8/20/70; total market value of $859,710.	842,853	842,853

Description	Par Value	Value

Daiwa Capital Markets America, 0.10%, dated 10/30/20, due 11/02/20, repurchase price $842,860 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 12/31/20 to 11/01/50; total market value of $859,710.	$842,853	$842,853

Nomura Securities International, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $335,543 collateralized by U.S. Government Agency Securities, 2.00% to 5.50%, maturing 10/01/34 to 9/20/50; total market value of $342,251.	335,540	335,540

RBC Dominion Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $842,859 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 2/04/21 to 11/01/50; total market value of $859,710.	842,853	842,853

TOTAL REPURCHASE AGREEMENTS (COST $4,549,805)		$4,549,805

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $4,549,805)		$4,549,805

TOTAL INVESTMENTS – 100.9% (Cost $225,558,579)		$208,471,608

COLLATERAL FOR SECURITIES ON LOAN – (2.2%)		(4,549,805)

OTHER ASSETS LESS LIABILITIES – 1.3%		2,682,127

TOTAL NET ASSETS – 100.0%		$206,603,930

Cost of investments for Federal income tax purposes is $232,411,319. The net unrealized appreciation/(depreciation) of investments was $(23,939,711). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $15,207,378 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(39,147,089).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

29	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (concluded)

    The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets

Investments in Securities

Real Estate Related Securities
Common Stocks
Diversified Real Estate Activities	$14,386	$7,451,725	$—	$7,466,111
Hotel & Resort	—	144,773	—	144,773
Office	—	197,312	—	197,312
Real Estate Development	167,096	1,653,862	—	1,820,958
Real Estate Operating Companies	142,648	9,100,849	—	9,243,497
Retail	—	75,080	—	75,080
Exchange-Traded Funds	72,212,320	—	—	72,212,320
Investment Companies	6,979,754	10,537	—	6,990,291
Real Estate Investment Trusts
Diversified	1,905,976	4,773,485	—	6,679,461
Diversified Real Estate Activities	—	47,394	—	47,394
Health Care	4,812,362	597,996	—	5,410,358
Hotel & Resort	1,300,873	239,643	—	1,540,516
Industrial	6,544,484	4,837,612	—	11,382,096
Office	4,216,727	3,522,027	—	7,738,754
Residential	7,670,264	1,262,793	—	8,933,057
Retail	4,711,197	3,663,105	—	8,374,302
Specialized	11,623,199	675,201	—	12,298,400
Rights	—	980	—	980
Commodity Related Securities
Exchange-Traded Funds	36,111,480	—	—	36,111,480
Investment Company	7,188,177	—	—	7,188,177
Money Market Fund	66,486	—	—	66,486
Repurchase Agreements	—	4,549,805	—	4,549,805

Total Investments in Securities	$165,667,429	$42,804,179	$—	$208,471,608

As a result of utilizing international fair value pricing at October 31, 2020, a portion of the Fund’s common stock investments were categorized as Level 2.

* Non-income producing security.
# Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
** Represents less than 0.05%.
^ 7-Day net yield.
The following acronyms are used throughout this Fund:
CVA	Dutch Certification
ETF	Exchange-Traded Fund
J-REIT	Japanese Real Estate Investment Trust
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SCA	Limited Partnership With Share Capital
SPDR	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

30

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Diversified Income Fund

At October 31, 2020, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

Common Stocks	37.9%

Investment Companies	32.1%

Corporate Bonds	10.3%

U.S. Treasury Obligations	8.6%

Mortgage-Backed Securities	6.2%

Collateralized Mortgage Obligations	0.3%

Enhanced Equipment Trust Certificate	0.1%

Government Agency	0.1%

Cash Equivalents(1)	4.3%

Cash Collateral Invested for Securities on Loan(2)	5.9%

Other Assets and Liabilities - Net(3)	(5.8)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Par Value	Value

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.3%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

Series 2012-114, Class VM, 3.50%, 10/25/25	$85,835	$89,357

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.85%, 02/25/34Δ	8,179	7,735

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.25%, 11/25/35Δ	1,682	1,598

TOTAL WHOLE LOAN		$9,333

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $105,737)		$98,690

CORPORATE BONDS – 10.3%

AEROSPACE & DEFENSE – 0.1%

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	15,000	16,370

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27Ω	25,000	27,995

TOTAL AEROSPACE & DEFENSE		$44,365

Description	Par Value	Value

AUTOMOTIVE – 0.3%

General Motors Financial Co., Inc., Company Guaranteed, 3.20%, 07/06/21	$40,000	$40,531

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 05/10/22	55,000	56,912

TOTAL AUTOMOTIVE		$97,443

BEVERAGES – 0.3%

Anheuser-Busch InBev Finance, Inc., Company Guaranteed, 4.90%, 02/01/46	20,000	24,425

Keurig Dr. Pepper, Inc., Company Guaranteed

2.70%, 11/15/22	40,000	41,502

3.20%, 05/01/30	15,000	16,724

TOTAL BEVERAGES		$82,651

BIOTECHNOLOGY – 0.1%

Amgen, Inc., Sr. Unsecured, 4.40%, 05/01/45	25,000	30,574

CAPITAL MARKETS – 1.2%

Fifth Third Bancorp, Sr. Unsecured

3.50%, 03/15/22	100,000	103,816

2.55%, 05/05/27	15,000	16,026

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	20,000	22,007

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

31	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

Goldman Sachs Group, Inc. (The), Sr. Unsecured

(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	$55,000	$59,661

(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	35,000	39,461

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24	25,000	26,665

Morgan Stanley, Sr. Unsecured, MTN, (SOFRRATE + 3.12%), 3.62%, 04/01/31Δ	20,000	22,982

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	10,000	11,608

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	18,000	18,569

Truist Financial Corp., Sr. Unsecured, 2.90%, 03/03/21	30,000	30,201

U.S. Bancorp, Series V, Sr. Unsecured, 2.63%, 01/24/22	45,000	46,192

TOTAL CAPITAL MARKETS		$397,188

CHEMICALS – 0.0%

DuPont de Nemours, Inc., Sr. Unsecured, 3.77%, 11/15/20	15,000	15,017

COMMERCIAL SERVICES & SUPPLIES – 0.2%

Global Payments, Inc., Sr. Unsecured, 3.75%, 06/01/23	50,000	53,569

COMPUTERS – 0.2%

Hewlett Packard Enterprise Co., Sr. Unsecured, 3.50%, 10/05/21	50,000	51,302

DIVERSIFIED FINANCIAL SERVICES – 1.2%

Bank of America Corp., Sr. Unsecured, MTN, 3.25%, 10/21/27	20,000	22,067

BlackRock, Inc., Sr. Unsecured, 3.38%, 06/01/22	38,000	39,799

Capital One Financial Corp., Sr. Unsecured, 2.60%, 05/11/23	30,000	31,461

Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%), 2.88%, 07/24/23Δ	35,000	36,335

FMR LLC, Sr. Unsecured, 6.45%, 11/15/39Ω	100,000	148,699

Wells Fargo & Co., Series M, Subordinated, 3.45%, 02/13/23	35,000	37,150

Wells Fargo & Co., Sr. Unsecured, (SOFRRATE + 2.00%), 2.19%, 04/30/26Δ	25,000	26,053

Wells Fargo & Co., Subordinated, MTN, 4.40%, 06/14/46	40,000	47,076

TOTAL DIVERSIFIED FINANCIAL SERVICES		$388,640

ELECTRIC – 0.3%

DTE Energy Co., Series F, Sr. Unsecured, 3.85%, 12/01/23	10,000	10,890

FirstEnergy Corp., Sr. Unsecured, 2.05%, 03/01/25	100,000	100,173

TOTAL ELECTRIC		$111,063

Description	Par Value	Value

ENVIRONMENTAL CONTROL – 0.2%

Waste Management, Inc., Company Guaranteed

3.50%, 05/15/24	$35,000	$37,996

4.10%, 03/01/45	25,000	30,421

TOTAL ENVIRONMENTAL CONTROL		$68,417

FOOD & STAPLES RETAILING – 0.8%

Archer-Daniels-Midland Co., Sr. Unsecured, 3.25%, 03/27/30	20,000	22,900

Campbell Soup Co., Sr. Unsecured, 3.30%, 03/19/25	40,000	43,601

Conagra Brands, Inc., Sr. Unsecured, 4.60%, 11/01/25	40,000	46,632

Kroger Co. (The), Sr. Unsecured

2.80%, 08/01/22	35,000	36,356

5.40%, 01/15/49	50,000	69,286

McCormick & Co., Inc.,Sr. Unsecured, 2.50%, 04/15/30	35,000	37,022

TOTAL FOOD & STAPLES RETAILING		$255,797

HEALTHCARE-PRODUCTS – 0.1%

DH Europe Finance II Sarl, Company Guaranteed, 2.20%, 11/15/24	45,000	47,512

HEALTHCARE-SERVICES – 0.3%

Anthem, Inc., Sr. Unsecured, 3.65%, 12/01/27	30,000	33,950

UnitedHealth Group, Inc., Sr. Unsecured

2.75%, 02/15/23	25,000	26,212

2.95%, 10/15/27	25,000	27,755

TOTAL HEALTHCARE-SERVICES		$87,917

HOME FURNISHINGS – 0.3%

Whirlpool Corp., Sr. Unsecured

4.70%, 06/01/22	65,000	69,126

4.60%, 05/15/50	30,000	37,132

TOTAL HOME FURNISHINGS		$106,258

HOUSEHOLD PRODUCTS/WARES – 0.1%

Church & Dwight Co., Inc., Sr. Unsecured, 3.95%, 08/01/47	15,000	17,847

INSURANCE – 1.0%

American International Group, Inc., Sr. Unsecured, 3.30%, 03/01/21	60,000	60,459

Aon PLC, Company Guaranteed, 4.00%, 11/27/23	40,000	43,645

CNA Financial Corp., Sr. Unsecured, 3.95%, 05/15/24	35,000	38,659

Lincoln National Corp., Sr. Unsecured, 3.63%, 12/12/26	25,000	28,202

W.R. Berkley Corp., Sr. Unsecured

4.63%, 03/15/22	60,000	63,253

4.75%, 08/01/44	45,000	56,551

4.00%, 05/12/50	30,000	35,211

TOTAL INSURANCE		$325,980

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	32

    Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

MACHINERY – 0.2%

Caterpillar, Inc., Sr. Unsecured, 2.60%, 04/09/30#	$25,000	$27,062

Roper Technologies, Inc.,Sr. Unsecured, 2.00%, 06/30/30	30,000	30,427

TOTAL MACHINERY		$57,489

MEDIA – 0.4%

ViacomCBS, Inc., Company Guaranteed, 4.60%, 01/15/45	75,000	82,782

ViacomCBS, Inc., Sr. Unsecured, 4.95%, 05/19/50#	25,000	29,421

Walt Disney Co. (The) / TWDC Enterprises 18 Corp., Company Guaranteed, GMTN, 4.13%, 06/01/44	10,000	11,904

TOTAL MEDIA		$124,107

MISCELLANEOUS MANUFACTURING – 0.4%

Illinois Tool Works, Inc., Sr. Unsecured, 3.50%, 03/01/24	45,000	49,053

Textron, Inc., Sr. Unsecured, 3.65%, 03/01/21	20,000	20,194

Trane Technologies Luxembourg Finance SA, Company Guaranteed, 3.50%, 03/21/26	55,000	62,012

TOTAL MISCELLANEOUS MANUFACTURING		$131,259

OIL & GAS – 0.5%

Marathon Petroleum Corp., Sr. Unsecured, 3.63%, 09/15/24	20,000	21,261

Occidental Petroleum Corp., Sr. Unsecured, 2.70%, 08/15/22	32,000	29,610

Phillips 66, Company Guaranteed

4.30%, 04/01/22	20,000	21,124

3.85%, 04/09/25	10,000	11,014

Shell International Finance BV, Company Guaranteed, 3.25%, 05/11/25	25,000	27,634

Valero Energy Corp., Sr. Unsecured

4.00%, 04/01/29	30,000	31,321

4.90%, 03/15/45	10,000	10,106

TOTAL OIL & GAS		$152,070

PHARMACEUTICALS – 0.3%

AbbVie, Inc., Sr. Unsecured

4.25%, 11/14/28	25,000	29,492

4.40%, 11/06/42	20,000	23,823

Bristol-Myers Squibb Co., Sr. Unsecured, 2.75%, 02/15/23	25,000	26,275

Zoetis, Inc., Sr. Unsecured, 3.95%, 09/12/47	20,000	23,866

TOTAL PHARMACEUTICALS		$103,456

PIPELINES – 0.7%

Energy Transfer Operating LP, Company Guaranteed

3.60%, 02/01/23	35,000	36,041

4.20%, 04/15/27	40,000	41,679

3.75%, 05/15/30	15,000	14,748

Kinder Morgan, Inc., Company Guaranteed, 5.20%, 03/01/48	40,000	45,899

Description	Par Value	Value

MPLX LP, Sr. Unsecured, 4.00%, 03/15/28	$30,000	$32,546

ONEOK Partners LP, Company Guaranteed, 6.20%, 09/15/43	45,000	47,906

Spectra Energy Partners LP, Company Guaranteed, 4.50%, 03/15/45	25,000	27,257

TOTAL PIPELINES		$246,076

REAL ESTATE INVESTMENT TRUSTS – 0.5%

American Tower Corp., Sr. Unsecured, 5.00%, 02/15/24	15,000	16,988

AvalonBay Communities, Inc., Sr. Unsecured, MTN, 3.35%, 05/15/27	25,000	27,869

Healthcare Realty Trust, Inc., Sr. Unsecured, 3.88%, 05/01/25	15,000	16,424

Healthpeak Properties, Inc., Sr. Unsecured, 2.88%, 01/15/31	50,000	52,653

Welltower, Inc., Sr. Unsecured, 3.63%, 03/15/24	55,000	59,622

TOTAL REAL ESTATE INVESTMENT TRUSTS		$173,556

RETAIL – 0.0%

McDonald’s Corp., Sr. Unsecured, MTN, 1.45%, 09/01/25	15,000	15,453

SEMICONDUCTORS – 0.1%

Intel Corp., Sr. Unsecured, 2.70%, 12/15/22	35,000	36,757

TELECOMMUNICATIONS – 0.1%

AT&T, Inc., Sr. Unsecured

4.50%, 05/15/35	15,000	17,432

3.55%, 09/15/55Ω	29,000	27,449

TOTAL TELECOMMUNICATIONS		$44,881

TRANSPORTATION – 0.3%

FedEx Corp., Company Guaranteed

3.88%, 08/01/42	30,000	33,065

4.10%, 02/01/45	15,000	16,953

Ryder System, Inc., Sr. Unsecured, MTN, 2.50%, 09/01/22	10,000	10,343

Union Pacific Corp., Sr. Unsecured, 3.15%, 03/01/24	45,000	48,675

TOTAL TRANSPORTATION		$109,036

TRUCKING & LEASING – 0.1%

GATX Corp., Sr. Unsecured, 5.20%, 03/15/44	20,000	24,911

TOTAL CORPORATE BONDS
(COST $3,089,766)		$3,400,591

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

33	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

COMMON STOCKS – 37.9%

COMMUNICATION SERVICES – 2.4%

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.9%

AT&T, Inc.	13,475	$364,095

Verizon Communications, Inc.	4,675	266,428

		$630,523

MEDIA – 0.5%

Omnicom Group, Inc.	3,150	148,680

TOTAL COMMUNICATION SERVICES		$779,203

CONSUMER DISCRETIONARY – 2.7%

HOTELS, RESTAURANTS & LEISURE – 0.5%

McDonald’s Corp.	850	181,050

MULTILINE RETAIL – 1.4%

Target Corp.	3,000	456,660

SPECIALTY RETAIL – 0.8%

Home Depot, Inc. (The)	1,000	266,710

TOTAL CONSUMER DISCRETIONARY		$904,420

CONSUMER STAPLES – 3.8%

BEVERAGES – 1.7%

Coca-Cola Co. (The)	6,050	290,763

PepsiCo., Inc.	1,976	263,381

		$554,144

HOUSEHOLD PRODUCTS – 1.3%

Procter & Gamble Co. (The)	3,100	425,010

TOBACCO – 0.8%

Philip Morris International, Inc.	3,600	255,672

TOTAL CONSUMER STAPLES		$1,234,826

ENERGY – 1.9%

OIL, GAS & CONSUMABLE FUELS – 1.9%

Chevron Corp.	3,525	244,987

ConocoPhillips	6,410	183,454

Exxon Mobil Corp.	2,525	82,366

Valero Energy Corp.	2,825	109,073

TOTAL ENERGY		$619,880

FINANCIALS – 7.4%

BANKS – 2.5%

KeyCorp.	10,950	142,131

Toronto-Dominion Bank (The)	4,925	217,833

U.S. Bancorp	7,175	279,466

United Bankshares, Inc.	6,950	182,298

		$821,728

CAPITAL MARKETS – 1.6%

BlackRock, Inc.	510	305,597

Main Street Capital Corp.	60	1,644

Morgan Stanley	4,600	221,490

		$528,731

Description	Number of Shares	Value

DIVERSIFIED FINANCIAL SERVICES – 2.0%

Citigroup, Inc.	4,700	$194,674

JPMorgan Chase & Co.	4,625	453,435

		$648,109

INSURANCE – 1.3%

MetLife, Inc.	6,100	230,885

Old Republic International Corp.	12,950	210,826

		$441,711

TOTAL FINANCIALS		$2,440,279

HEALTH CARE – 5.3%

BIOTECHNOLOGY – 0.5%

Amgen, Inc.	800	173,552

HEALTH CARE PROVIDERS & SERVICES – 0.8%

CVS Health Corp.	4,675	262,221

PHARMACEUTICALS – 4.0%

Bristol-Myers Squibb Co.	4,550	265,947

Johnson & Johnson	3,000	411,330

Merck & Co., Inc.	3,575	268,876

Pfizer, Inc.	9,875	350,365

		$1,296,518

TOTAL HEALTH CARE		$1,732,291

INDUSTRIALS – 4.7%

AEROSPACE & DEFENSE – 1.1%

Lockheed Martin Corp.	1,075	376,390

AIR FREIGHT & LOGISTICS – 1.3%

United Parcel Service, Inc.	2,675	420,269

BUILDING PRODUCTS – 0.8%

Johnson Controls International PLC	6,175	260,647

ELECTRICAL EQUIPMENT – 0.9%

Emerson Electric Co.	4,375	283,456

MACHINERY – 0.6%

Caterpillar, Inc.	1,250	196,313

TOTAL INDUSTRIALS		$1,537,075

INFORMATION TECHNOLOGY – 4.5%

COMMUNICATIONS EQUIPMENT – 1.0%

Cisco Systems, Inc.	9,450	339,255

IT SERVICES – 0.6%

International Business Machines Corp.	1,850	206,571

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.9%

Broadcom, Inc.	1,100	384,593

QUALCOMM, Inc.	4,525	558,204

		$942,797

TOTAL INFORMATION TECHNOLOGY		$1,488,623

MATERIALS – 1.8%

CHEMICALS – 1.8%

Dow, Inc.	7,250	329,803

Nutrien Ltd.	6,750	274,590

TOTAL MATERIALS		$604,393

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	34

Wilmington Diversified Income Fund (continued)

Description	Number of Shares	Value

REAL ESTATE – 0.5%

REAL ESTATE INVESTMENT TRUSTS – 0.5%
Crown Castle International Corp.	1,135	$177,287

TOTAL REAL ESTATE		$177,287

UTILITIES – 2.9%

ELECTRIC UTILITIES – 2.9%
American Electric Power Co., Inc.	2,975	267,542
Duke Energy Corp.	2,275	209,550
FirstEnergy Corp.	6,725	199,867
NextEra Energy, Inc.	3,640	266,484

TOTAL UTILITIES		$943,443

TOTAL COMMON STOCKS
(COST $11,586,129)		$12,461,720

	Par Value

ENHANCED EQUIPMENT TRUST CERTIFICATE – 0.1%

AIRLINES – 0.1%
Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 08/10/22	$29,321	29,270

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATE (COST $28,546)		$29,270

GOVERNMENT AGENCY – 0.1%

FEDERAL HOME LOAN BANK (FHLB) – 0.1%
3.25%, 11/16/28#	$35,000	41,363

MORTGAGE-BACKED SECURITIES – 6.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.8%
Pool C00478, 8.50%, 09/01/26	797	921
Pool A15865, 5.50%, 11/01/33	21,621	24,508
Pool A19412, 5.00%, 03/01/34	45,368	52,308
Pool G05774, 5.00%, 01/01/40	111,414	125,594
Pool C03517, 4.50%, 09/01/40	13,985	15,546
Pool C03849, 3.50%, 04/01/42	26,881	29,039
Pool C04305, 3.00%, 11/01/42	111,502	117,931
Pool C09020, 3.50%, 11/01/42	89,312	96,330
Pool G07889, 3.50%, 08/01/43	19,569	21,097
Pool Q23891, 4.00%, 12/01/43	17,837	19,608
Pool G60038, 3.50%, 01/01/44	70,437	75,964
Pool ZS4693, 3.00%, 12/01/46	86,090	90,875
Pool SD8000, 3.00%, 07/01/49	41,567	43,449
Pool SD8012, 4.00%, 09/01/49	1,872	2,003
Pool SD8037, 2.50%, 01/01/50	133,290	138,850
Pool RA2480, 2.50%, 07/01/50	13,709	14,380
Pool SD8104, 1.50%, 11/01/50	47,000	47,343

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$915,746

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.4%
Pool AB4089, 3.00%, 12/01/26	12,125	12,713
Pool 533246, 7.50%, 04/01/30	2,083	2,146
Pool AJ4050, 4.00%, 10/01/41	44,616	49,092
Pool AX5302, 4.00%, 01/01/42	14,874	16,379
Pool AT7899, 3.50%, 07/01/43	37,753	40,398
Pool AS0302, 3.00%, 08/01/43	45,148	47,802

Description	Par Value	Value

Pool AL6325, 3.00%, 10/01/44	$40,929	$43,644
Pool BC0830, 3.00%, 04/01/46	45,141	47,663
Pool BC9468, 3.00%, 06/01/46	14,441	15,248
Pool BE1899, 3.00%, 11/01/46	72,198	76,232
Pool BD7166, 4.50%, 04/01/47	43,433	47,565
Pool BE3625, 3.50%, 05/01/47	70,964	75,242
Pool BE3702, 4.00%, 06/01/47	99,069	106,688
Pool BE3767, 3.50%, 07/01/47	8,213	8,733
Pool BH9215, 3.50%, 01/01/48	22,016	23,355
Pool BJ0650, 3.50%, 03/01/48	137,571	145,341
Pool BJ9169, 4.00%, 05/01/48	49,894	53,454
Pool BK4764, 4.00%, 08/01/48	38,117	40,836
Pool MA3444, 4.50%, 08/01/48	26,563	28,888
Pool BN1628, 4.50%, 11/01/48	13,109	14,182
Pool BN3956, 4.00%, 01/01/49	19,517	20,909
Pool MA3871, 3.00%, 12/01/49	54,458	56,930
Pool CA5353, 3.50%, 03/01/50	139,963	147,933

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,121,373

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	3,632	3,896
Pool 354765, 7.00%, 02/15/24	6,002	6,660
Pool 354827, 7.00%, 05/15/24	4,032	4,476

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$15,032

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,980,563)		$2,052,151

U.S. TREASURY OBLIGATIONS – 8.6%

U.S. TREASURY BONDS – 2.5%
4.75%, 02/15/37#	21,000	32,206
4.38%, 05/15/40	120,000	182,884
3.63%, 02/15/44	87,000	123,212
3.38%, 05/15/44	139,000	190,079
3.13%, 08/15/44	11,000	14,499
3.00%, 11/15/44	53,000	68,542
3.00%, 11/15/45#	8,000	10,388
2.50%, 02/15/46	65,000	77,471
3.00%, 02/15/47	21,000	27,409
3.00%, 05/15/47	30,000	39,203
2.00%, 02/15/50	50,000	54,120

TOTAL U.S. TREASURY BONDS		$820,013

U.S. TREASURY NOTES – 6.1%
1.63%, 11/15/22	46,000	47,370
1.75%, 05/15/23	405,000	421,126
2.00%, 04/30/24	170,000	180,417
1.75%, 07/31/24	30,000	31,660
2.25%, 11/15/24	80,000	86,262
2.00%, 02/15/25	115,000	123,230
2.13%, 05/15/25	140,000	151,223
2.00%, 08/15/25	35,000	37,708
2.25%, 11/15/25	5,000	5,463
1.63%, 05/15/26	195,000	207,409
1.50%, 08/15/26	90,000	95,137

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

35	PORTFOLIOS OF INVESTMENTS

Wilmington Diversified Income Fund (continued)

Description	Par Value	Value

2.25%, 08/15/27	$460,000	$510,210
2.38%, 05/15/29	100,000	113,234

TOTAL U.S. TREASURY NOTES		$2,010,449

TOTAL U.S. TREASURY OBLIGATIONS
(COST $2,506,795)		$2,830,462

	Number of Shares

INVESTMENT COMPANIES – 32.1%

EXCHANGE-TRADED FUNDS – 28.3%
iShares iBoxx High Yield Corporate Bond ETF#	21,300	1,786,644
iShares International Select Dividend ETF#	227,000	5,504,750
SPDR Dow Jones International Real Estate ETF#	42,625	1,216,944
Vanguard REIT ETF	10,700	819,513

TOTAL EXCHANGE-TRADED FUNDS		$9,327,851

INFLATION-PROTECTED SECURITIES FUND – 3.8%
Vanguard Inflation-Protected Securities Fund, Admiral Shares	44,382	1,242,240

TOTAL INVESTMENT COMPANIES
(COST $12,989,739)		$10,570,091

MONEY MARKET FUND – 4.3%
TOTAL MONEY MARKET FUND
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%^	1,427,526	1,427,526

TOTAL MONEY MARKET FUND (COST $1,427,526)		$1,427,526

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 5.9%

REPURCHASE AGREEMENTS
Bank of America Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $142,031 collateralized by U.S. Government Agency Securities, 2.00% to 5.00%, maturing 11/01/27 to 11/01/50; total market value of $144,871.	$142,030	142,030

Description	Par Value	Value

BNP Paribas SA, 0.09%, dated 10/30/20, due 11/02/20, repurchase price $356,806 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 12/31/20 to 7/01/50; total market value of $363,939.	$356,803	$356,803
Citigroup Global Markets Ltd., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $356,806 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 10/31/20 to 8/20/70; total market value of $363,939.	356,803	356,803
Daiwa Capital Markets America, 0.10%, dated 10/30/20, due 11/02/20, repurchase price $356,806 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 12/31/20 to 11/01/50; total market value of $363,939.	356,803	356,803
National Bank Financial, 0.14%, dated 10/30/20, due 11/02/20, repurchase price $356,807 collateralized by U.S. Treasury Securities, 0.13% to 6.25%, maturing 11/02/20 to 9/09/49; total market value of $363,939.	356,803	356,803
RBC Dominion Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $356,806 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 2/04/21 to 11/01/50; total market value of $363,939.	356,803	356,803

TOTAL REPURCHASE AGREEMENTS – 5.9%
(COST $1,926,045)		$1,926,045

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $1,926,045)		$1,926,045

TOTAL INVESTMENTS – 105.8%
(COST $35,675,507)		$34,837,909
COLLATERAL FOR SECURITIES ON LOAN – (5.8%)		(1,926,045)
OTHER ASSETS LESS LIABILITIES – 0.0%**		10,258

TOTAL NET ASSETS – 100.0%		$32,922,122

Cost of investments for Federal income tax purposes is $35, 672, 114. The net unrealized appreciation/(depreciation) of investments was $(834,205). This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,763,542 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(3,597,747).

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	36

     Wilmington Diversified Income Fund (Concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$98,690	$—	$98,690
Common Stocks	12,461,720	—	—	12,461,720
Corporate Bonds	—	3,400,591	—	3,400,591
Enhanced Equipment Trust Certificate	—	29,270	—	29,270
Government Agency	—	41,363	—	41,363
Mortgage-Backed Securities	—	2,052,151	—	2,052,151
U.S. Treasury Obligations	—	2,830,462	—	2,830,462
Investment Companies	10,570,091	—	—	10,570,091
Money Market Fund	1,427,526	—	—	1,427,526
Repurchase Agreements	—	1,926,045	—	1,926,045

Total	$24,459,337	$10,378,572	$—	$34,837,909

**	Represents less than 0.05%.
Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2020, these liquid restricted securities amounted to $204,143 representing 0.62% of total net assets.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
^	7-Day net yield.

The following acronyms are used throughout this Fund:

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SOFRRATE	Secured Overnight Financing Rate
SPDR	Standard & Poor’s Depositary Receipt
USD	United States Dollar

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

37	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2020 (unaudited)	Wilmington International Fund		Wilmington Global Alpha Equities Fund
ASSETS:
Investments, at identified cost	$495,418,808		$197,074,413

Investments in securities, at value (Including $13,519,690 and $0, respectively, of securities on loan) (Note 2)	$583,667,715		$211,965,055
Deposits for financial futures contracts	1,054,701		10,022,580
Cash denominated in foreign currencies	2,975,226	(a)	15,929	(a)
Variation margin receivable for financial futures contracts	—		992,355
Income receivable	1,051,792		285,091
Foreign tax reclaim receivable	1,535,629		258,087
Receivable for shares sold	385,077		2,619,382
Unrealized appreciation on forward foreign currency contracts	—		230,703
Receivable for investments sold	11,110,938		191,671
Prepaid assets	27,944		14,553

TOTAL ASSETS	601,809,022		226,595,406

LIABILITIES:
Due to custodian	—		18,580
Variation margin payable for financial futures contracts	24,200		27,459
Deferred capital gains tax payable	679		24
Payable for investments purchased	11,062,562		1,183,867
Collateral for securities on loan	14,559,471		—
Unrealized depreciation on forward foreign currency contracts	—		42,805
Payable for shares redeemed	440,625		348,275
Payable to sub-advisors	185,483		105,191
Payable for Trustees’ fees	8,744		8,744
Payable for administration fees	15,390		5,822
Payable for distribution services fees	—		64
Payable for investment advisory fees	151,789		82,271
Other accrued expenses	357,808		145,460

TOTAL LIABILITIES	26,806,751		1,968,562

NET ASSETS	$575,002,271		$224,626,844

NET ASSETS CONSIST OF:

Paid-in capital	$525,479,297		$218,365,372
Distributable earnings (loss)	49,522,974		6,261,472

TOTAL NET ASSETS	$575,002,271		$224,626,844

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$3,321,523		$296,659

Shares outstanding (unlimited shares authorized)	393,546		26,050

Net Asset Value per share	$8.44		$11.39

Offering Price per share*	$8.93	**	$12.05	**

Class I
Net Assets	$571,680,748		$224,330,185

Shares outstanding (unlimited shares authorized)	67,193,145		19,427,658

Net Asset Value and Offering Price per share	$8.51		$11.55

(a)	Cost of cash denominated in foreign currencies was $2,993,498 and $15,905, respectively.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)	38

October 31, 2020 (unaudited)	Wilmington Real Asset Fund		Wilmington Diversified Income Fund

ASSETS:
Investments, at identified cost	$225,558,579		$35,675,507

Investments in securities, at value (Including $4,428,457 and $1,881,997, respectively, of securities on loan) (Note 2)	$208,471,608		$34,837,909
Cash	—		8,378
Cash denominated in foreign currencies	161,607	(a)	—
Income receivable	178,371		83,503
Foreign tax reclaim receivable	191,077		137
Due from advisor	—		16,170
Receivable for shares sold	94,651		118
Receivable for investments sold	4,004,349		—
Prepaid assets	13,812		19,120

TOTAL ASSETS	213,115,475		34,965,335

LIABILITIES:
Due to custodian	1,656,560		—
Collateral for securities on loan	4,549,805		1,926,045
Payable for shares redeemed	6,477		9,710
Payable to sub-advisors	13,505		—
Payable for Trustees’ fees	8,744		8,652
Payable for administration fees	5,656		879
Payable for distribution services fees	205		7,781
Payable for investment advisory fees	54,951		—
Other accrued expenses	215,642		90,146

TOTAL LIABILITIES	6,511,545		2,043,213

NET ASSETS	$206,603,930		$32,922,122

NET ASSETS CONSIST OF:

Paid-in capital	$251,424,758		$34,768,277
Distributable earnings (loss)	(44,820,828)		(1,846,155)

TOTAL NET ASSETS	$206,603,930		$32,922,122

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$777,881		$32,391,546

Shares outstanding (unlimited shares authorized)	61,917		3,336,596

Net Asset Value per share	$12.56		$9.71

Offering Price per share*	$13.29	**	$10.28	**

Class I
Net Assets	$205,826,049		$530,576

Shares outstanding (unlimited shares authorized)	16,191,675		54,607

Net Asset Value and Offering Price per share	$12.71		$9.72

(a)	Cost of cash denominated in foreign currencies was $160,659.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

39	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2020 (unaudited)	Wilmington International Fund	Wilmington Global Alpha Equities Fund

INVESTMENT INCOME:
Dividends	$5,545,457 (a)	$1,954,800 (a)
Interest	89,866	5,149
Securities lending income, net	101,839	—

TOTAL INVESTMENT INCOME	5,737,162	1,959,949

EXPENSES:
Investment advisory fees	2,315,907	1,645,223
Administration fees	86,377	33,203
Portfolio accounting and administration fees	105,073	48,169
Custodian fees	90,278	31,782
Transfer and dividend disbursing agent fees and expenses	56,407	43,746
Trustees’ fees	30,594	30,594
Professional fees	83,486	80,402
Distribution services fee—Class A	4,217	361
Shareholder services fee—Class A	4,217	361
Shareholder services fee—Class I	709,066	273,843
Share registration costs	15,101	19,452
Printing and postage	11,270	8,644
Miscellaneous	46,453	18,342

TOTAL EXPENSES	3,558,446	2,234,122

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(631,522)	(596,193)
Waiver of shareholder services fee—Class A	(4,217)	(361)
Waiver of shareholder services fee—Class I	(484,161)	(273,843)

TOTAL WAIVERS AND REIMBURSEMENTS	(1,119,900)	(870,397)

Net expenses	2,438,546	1,363,725

Net investment income	3,298,616	596,224

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(2,950,503)	9,208,051
Net realized gain (loss) on forward foreign currency contracts	(150,910)	(571,678)
Net realized gain (loss) on foreign currency transactions	10,846	54,918
Net realized gain (loss) on financial futures contracts	1,857,846	(28,904,928)
Litigation proceeds	972 (b)	1,257 (b)

Net realized gain (loss)	(1,231,749)	(20,212,380)

Net change in unrealized appreciation (depreciation) on investments	79,647,310	12,521,755
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	601	(67,042)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	97,622	14,216
Net change in unrealized appreciation (depreciation) on financial futures contracts	(490,101)	17,150,027

Net change in unrealized appreciation (depreciation)	79,255,432	29,618,956

Net realized and unrealized gain (loss)	78,023,683	9,406,576

Change in net assets resulting from operations	$81,322,299	$10,002,800

(a)	Net of foreign withholding taxes withheld of $550,306 and $161,375, respectively.
(b)	The Litigation proceeds represent a class action settlement received by the Fund.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS (continued)	40

Six Months Ended October 31, 2020 (unaudited)	Wilmington Real Asset Fund	Wilmington Diversified Income Fund

INVESTMENT INCOME:
Dividends	$2,346,894 (a)	$463,616 (a)
Interest	—	139,034
Securities lending income, net	25,007	5,324

TOTAL INVESTMENT INCOME	2,371,901	607,974

EXPENSES:
Investment advisory fees	554,251	68,566
Administration fees	32,022	5,189
Portfolio accounting and administration fees	77,415	18,702
Custodian fees	57,531	1,411
Transfer and dividend disbursing agent fees and expenses	44,581	22,939
Trustees’ fees	30,594	30,594
Professional fees	79,783	54,751
Distribution services fee—Class A	1,238	42,187
Shareholder services fee—Class A	1,238	42,187
Shareholder services fee—Class I	263,181	667
Share registration costs	17,555	8,554
Printing and postage	10,170	5,189
Miscellaneous	24,261	8,677

TOTAL EXPENSES	1,193,820	309,613

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(176,116)	(164,576)
Waiver of shareholder services fee—Class A	(1,238)	(42,187)
Waiver of shareholder services fee—Class I	(263,181)	(667)

TOTAL WAIVERS AND REIMBURSEMENTS	(440,535)	(207,430)

Net expenses	753,285	102,183

Net investment income	1,618,616	505,791

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(2,529,280)	(122,872)
Net realized gain (loss) on forward foreign currency contracts	(408)	—
Net realized gain (loss) on foreign currency transactions	16,436	—

Net realized gain (loss)	(2,513,252)	(122,872)

Net change in unrealized appreciation (depreciation) on investments	7,625,473	804,495
Net change in unrealized appreciation (depreciation) on foreign currency transactions	5,956	—

Net change in unrealized appreciation (depreciation)	7,631,429	804,495

Net realized and unrealized gain (loss)	5,118,177	681,623

Change in net assets resulting from operations	$6,736,793	$1,187,414

(a)	Net of foreign withholding taxes withheld of $59,182 and $2,506, respectively.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

41	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington International Fund		Wilmington Global Alpha Equities Fund

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

OPERATIONS:
Net investment income	$3,298,616	$8,760,578	$596,224	$1,588,127
Net realized gain (loss)	(1,231,749)	(27,424,995)	(20,212,380)	13,823,568
Net change in unrealized appreciation (depreciation)	79,255,432	(44,981,027)	29,618,956	(22,691,724)

Change in net assets resulting from operations	81,322,299	(63,645,444)	10,002,800	(7,280,029)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(29,463)	(58,590)	—	(1,405)
Class I	(5,478,602)	(9,522,428)	—	(2,321,797)

Total distributions to shareholders	(5,508,065)	(9,581,018)	—	(2,323,202)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	7,487	13,474	82,327	140,958
Class I	42,566,999	141,661,987	37,430,715	100,727,971
Distributions reinvested
Class A	25,487	50,869	—	1,373
Class I	1,205,367	2,358,908	—	941,789
Cost of shares redeemed
Class A	(195,407)	(1,346,018)	(7,691)	(53,284)
Class I	(61,098,050)	(128,456,761)	(35,000,435)	(48,360,296)

Change in net assets resulting from share transactions	(17,488,117)	14,282,459	2,504,916	53,398,511

Change in net assets	58,326,117	(58,944,003)	12,507,716	43,795,280
NET ASSETS:
Beginning of period	516,676,154	575,620,157	212,119,128	168,323,848

End of period	$575,002,271	$516,676,154	$224,626,844	$212,119,128

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	919	1,663	7,583	12,575
Class I	5,150,487	18,263,863	3,280,974	8,757,708
Distributions reinvested
Class A	3,191	6,089	—	117
Class I	148,998	280,142	—	79,610
Shares redeemed
Class A	(23,458)	(166,540)	(684)	(4,592)
Class I	(7,391,047)	(15,738,820)	(3,100,578)	(4,342,370)

Net change resulting from share transactions	(2,110,910)	2,646,397	187,295	4,503,048

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (continued)	42

	Wilmington Real Asset Fund		Wilmington Diversified Income Fund

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

OPERATIONS:
Net investment income	$1,618,616	$10,479,624	$505,791	$1,468,788
Net realized gain (loss)	(2,513,252)	818,770	(122,872)	(749,345)
Net change in unrealized appreciation (depreciation)	7,631,429	(46,892,572)	804,495	(2,792,079)

Change in net assets resulting from operations	6,736,793	(35,594,178)	1,187,414	(2,072,636)

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(12,978)	(38,272)	(589,019)	(1,350,031)
Class I	(2,975,553)	(11,252,467)	(9,967)	(24,433)

Total distributions to shareholders	(2,988,531)	(11,290,739)	(598,986)	(1,374,464)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	45,934	200,308	217,051	390,191
Class I	28,301,705	63,422,482	21,568	129,029
Distributions reinvested
Class A	8,982	26,100	541,885	1,247,276
Class I	1,212,075	5,458,098	7,661	11,930
Cost of shares redeemed
Class A	(236,371)	(305,579)	(1,655,303)	(4,457,443)
Class I	(26,524,005)	(132,696,076)	(5,088)	(248,138)

Change in net assets resulting from share transactions	2,808,320	(63,894,667)	(872,226)	(2,927,155)

Change in net assets	6,556,582	(110,779,584)	(283,798)	(6,374,255)
NET ASSETS:
Beginning of period	200,047,348	310,826,932	33,205,920	39,580,175

End of period	$206,603,930	$200,047,348	$32,922,122	$33,205,920

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	3,579	13,863	21,795	37,841
Class I	2,172,018	4,840,601	2,244	13,122
Distributions reinvested
Class A	696	1,862	55,350	118,944
Class I	92,683	387,546	782	1,152
Shares redeemed
Class A	(18,003)	(21,519)	(167,321)	(426,388)
Class I	(2,041,730)	(10,521,157)	(511)	(22,657)

Net change resulting from share transactions	209,243	(5,298,804)	(87,661)	(277,986)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

43	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON INTERNATIONAL FUND

CLASS A	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016

Net Asset Value, Beginning of Period	$ 7.35		$ 8.52		$ 9.11		$ 7.86	$ 7.08	$ 8.04
Income (Loss) From Operations:
Net Investment Income(a)	0.04		0.13		0.14		0.08	0.08	0.08
Net Realized and Unrealized Gain (Loss)	1.12	(b)	(1.17	)(b)	(0.51	)(b)	1.26 (b)	0.79 (c)	(0.95)

Total Income (Loss) From Operations	1.16		(1.04)		(0.37)		1.34	0.87	(0.87)

Less Distributions From:
Net Investment Income	(0.07)		(0.13)		(0.14)		(0.09)	(0.09)	(0.09)
Net Realized Gains	—		—		(0.08)		—	—	—

Total Distributions	(0.07)		(0.13)		(0.22)		(0.09)	(0.09)	(0.09)

Net Asset Value, End of Period	$ 8.44		$ 7.35		$ 8.52		$ 9.11	$ 7.86	$ 7.08

Total Return(d)	15.87%		(12.35)%		(4.07)%		17.18%	12.52%	(10.82)%
Net Assets, End of Period (000’s)	$3,321		$3,036		$4,871		$5,473	$4,913	$4,810
Ratios to Average Net Assets
Gross Expense(e)	1.50	%(f)	1.50%		1.50%		1.48%	1.79%	1.87%
Net Expense(e),(g)	1.02	%(f)	0.98%		1.00%		1.04%	1.22%	1.31%
Net Investment Income	0.98	%(f)	1.57%		1.69%		0.93%	1.16%	1.15%
Portfolio Turnover Rate	32%		79%		70%		75%	177%	71%

CLASS I	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019		Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016

Net Asset Value, Beginning of Period	$ 7.41		$ 8.59		$ 9.18		$ 7.92	$ 7.13	$ 8.09
Income (Loss) From Operations:
Net Investment Income(a)	0.05		0.13		0.17		0.09	0.09	0.09
Net Realized and Unrealized Gain (Loss)	1.13	(b)	(1.17	)(b)	(0.53	)(b)	1.27 (b)	0.80 (c)	(0.95)

Total Income (Loss) From Operations	1.18		(1.04)		(0.36)		1.36	0.89	(0.86)

Less Distributions From:
Net Investment Income	(0.08)		(0.14)		(0.15)		(0.10)	(0.10)	(0.10)
Net Realized Gains	—		—		(0.08)		—	—	—

Total Distributions	(0.08)		(0.14)		(0.23)		(0.10)	(0.10)	(0.10)

Net Asset Value, End of Period	$ 8.51		$ 7.41		$ 8.59		$ 9.18	$ 7.92	$ 7.13

Total Return(d)	15.99%		(12.28)%		(3.91)%		17.29%	12.69%	(10.70)%
Net Assets, End of Period (000’s)	$571,681		$513,640		$570,749		$655,810	$438,974	$411,357
Ratios to Average Net Assets
Gross Expense(e)	1.25	%(f)	1.25%		1.26%		1.23%	1.54%	1.62%
Net Expense(e),(g)	0.85	%(f)	0.85%		0.87%		0.91%	1.09%	1.18%
Net Investment Income	1.16	%(f)	1.58%		1.95%		1.06%	1.28%	1.28%
Portfolio Turnover Rate	32%		79%		70%		75%	177%	71%

(a)	Per share numbers have been calculated using the average shares method.
(b)

Amount includes a non-recurring payment for Litigation proceeds which represents proceeds from securities litigation by the Fund. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.00 and $0.00 for Class A and Class I, respectively.

(c)

Amount includes a non-recurring payment for Litigation proceeds which represents a class action settlement received by the Fund related to best execution of foreign exchange transactions. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.01 and $0.01 for Class A and Class I, respectively.

(d)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(e)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(f)	Annualized for periods less than one year.
(g)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	44

For a share outstanding throughout each period:

WILMINGTON GLOBAL ALPHA EQUITIES FUND
CLASS A	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017		Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$10.87		$11.28		$10.99	$10.54		$ 9.82		$10.86
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.02		0.07		0.09	0.05		(0.01)		(0.05)
Net Realized and Unrealized Gain (Loss)	0.50	(b)	(0.35	)(b)	0.33	0.52	(b)	0.75		(0.75)

Total Income (Loss) From Operations	0.52		(0.28)		0.42	0.57		0.74		(0.80)

Less Distributions From:
Net Investment Income	—		(0.13)		(0.13)	(0.12)		(0.02)		(0.24)
Net Realized Gains	—		—		—	—		—		—

Total Distributions	—		(0.13)		(0.13)	(0.12)		(0.02)		(0.24)

Net Asset Value, End of Period	$11.39		$10.87		$11.28	$10.99		$10.54		$ 9.82

Total Return(c)	4.78%		(2.57)%		3.87%	5.41%		7.59%		(7.48)%
Net Assets, End of Period (000’s)	$ 297		$ 208		$ 125	$ 132		$ 180		$1,290
Ratios to Average Net Assets
Gross Expense(d)	2.28	%(e)	2.29%		2.36%	2.46%		3.06%		2.89%
Net Expense(d),(f)	1.49	%(e)	1.49%		1.49%	1.50%		2.48	%(g)	2.46	%(g)
Net Investment Income (Loss)	0.28	%(e)	0.63%		0.78%	0.42%		(0.06)%		(0.44)%
Portfolio Turnover Rate	35%		84%		61%	58	%(h)	367%		387%

CLASS I	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018		Year Ended April 30, 2017		Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$ 11.01		$ 11.40		$ 11.08	$ 10.61		$ 9.86		$ 10.88
Income (Loss) From Operations:
Net Investment Income (Loss)(a)	0.03		0.09		0.11	0.11		0.03		(0.02)
Net Realized and Unrealized Gain (Loss)	0.51	(b)	(0.34	)(b)	0.34	0.49	(b)	0.75		(0.76)

Total Income (Loss) From Operations	0.54		(0.25)		0.45	0.60		0.78		(0.78)

Less Distributions From:
Net Investment Income	—		(0.14)		(0.13)	(0.13)		(0.03)		(0.24)

Total Distributions	—		(0.14)		(0.13)	(0.13)		(0.03)		(0.24)

Net Asset Value, End of Period	$ 11.55		$ 11.01		$ 11.40	$ 11.08		$ 10.61		$ 9.86

Total Return(c)	4.91%		(2.31)%		4.18%	5.63%		7.93%		(7.22)%
Net Assets, End of Period (000’s)	$224,330		$211,911		$168,199	$156,369		$103,768		$158,200
Ratios to Average Net Assets
Gross Expense(d)	2.04	%(e)	2.04%		2.11%	2.21%		2.82%		2.64%
Net Expense(d),(f)	1.24	%(e)	1.24%		1.24%	1.25%		2.12	%(g)	2.21%(g)
Net Investment Income (Loss)	0.54	%(e)	0.82%		1.02%	1.03%		0.32%		(0.16)%
Portfolio Turnover Rate	35%		84%		61%	58	%(h)	367%		387%

(a)	Per share numbers have been calculated using the average shares method.
(b)

Amount includes a non-recurring payment for Litigation proceeds which represents proceeds from securities litigation by the Fund. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.00 and $0.00 for Class A and Class I, respectively.

(c)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(g)

Expense ratio includes dividend and interest expense related to securities sold short. Excluding such dividend and interest expense, the ratio of expenses to average net assets for the years and the periods presented would be:

	Class A	Class I
April 30, 2017	2.06%	1.77%
April 30, 2016	2.15%	1.90%
(h)

In January 2017, the Fund transitioned to a single sub-advisor strategy. As a result, the portfolio turnover rate for the fiscal year ended April 30, 2018 was significantly lower than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2019 (unaudited)

45	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON REAL ASSET FUND
CLASS A	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$12.33		$ 14.40		$14.48	$13.87	$13.63	$14.77
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.45		0.34	0.35	0.23	0.21
Net Realized and Unrealized Gain (Loss)	0.32		(2.03	)(b)	(0.07)	0.63	0.01	(0.68)

Total Income (Loss) From Operations	0.40		(1.58)		0.27	0.98	0.24	(0.47)

Less Distributions From:
Net Investment Income	(0.17)		(0.49)		(0.35)	(0.37)	—	(0.67)

Total Distributions	(0.17)		(0.49)		(0.35)	(0.37)	—	(0.67)

Net Asset Value, End of Period	$12.56		$ 12.33		$14.40	$14.48	$13.87	$13.63

Total Return(c)	3.21%		(11.35)%		2.05%	7.11%	1.76%	(3.09)%
Net Assets, End of Period (000’s)	$ 778		$ 932		$1,173	$1,297	$1,643	$1,762
Ratios to Average Net Assets
Gross Expense(d)	1.38	%(e)	1.30%		1.32%	1.32%	1.45%	1.48%
Net Expense(d),(f)	0.96	%(e)	0.96%		0.96%	0.99%	1.20%	1.23%
Net Investment Income	1.28	%(e)	3.16%		2.44%	2.46%	1.68%	1.53%
Portfolio Turnover Rate	3	%(g)	411%		347%	438%	593%	418%

CLASS I	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$ 12.47		$ 14.56		$ 14.63	$ 14.01	$ 13.73	$ 14.86
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.49		0.38	0.40	0.27	0.24
Net Realized and Unrealized Gain (Loss)	0.33		(2.06	)(b)	(0.07)	0.62	0.01	(0.67)

Total Income (Loss) From Operations	0.43		(1.57)		0.31	1.02	0.28	(0.43)

Less Distributions From:
Net Investment Income	(0.19)		(0.52)		(0.38)	(0.40)	—	(0.70)

Total Distributions	(0.19)		(0.52)		(0.38)	(0.40)	—	(0.70)

Net Asset Value, End of Period	$ 12.71		$ 12.47		$ 14.56	$ 14.63	$ 14.01	$ 13.73

Total Return(c)	3.39%		(11.13)%		2.29%	(7.31)%	(2.11)%	(2.89)%
Net Assets, End of Period (000’s)	$205,826		$199,115		$309,654	$307,734	$345,787	$453,171
Ratios to Average Net Assets
Gross Expense(d)	1.13	%(e)	1.05%		1.07%	1.07%	1.20%	1.23%
Net Expense(d),(f)	0.71	%(e)	0.71%		0.71%	0.74%	0.95%	0.98%
Net Investment Income	1.53	%(e)	3.41%		2.69%	2.74%	1.97%	1.75%
Portfolio Turnover Rate	3	%(g)	411%		347%	438%	593%	418%

(a)	Per share numbers have been calculated using the average shares method.
(b)

Amount includes a non-recurring payment for Litigation proceeds which represents proceeds from securities litigation by the Fund. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.00 and $0.00 for Class A and Class I, respectively.

(c)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.
(g)

In 2020, the Fund transitioned to a single sub-advisor strategy. As a result, the portfolio turnover rate for the six months ended October 31, 2020 was significantly lower than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	46

For a share outstanding throughout each period:

WILMINGTON DIVERSIFIED INCOME FUND
CLASS A	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$ 9.54		$ 10.54		$ 10.47	$ 11.24	$ 10.40	$ 10.98
Income (Loss) From Operations:
Net Investment Income(a)	0.15		0.40		0.36	0.26	0.12	0.12
Net Realized and Unrealized Gain (Loss)	0.19		(1.02	)(b)	0.11	0.52	0.85	(0.53)

Total Income (Loss) From Operations	0.34		(0.62)		0.47	0.78	0.97	(0.41)

Less Distributions From:
Net Investment Income	(0.17)		(0.38)		(0.36)	(0.23)	(0.13)	(0.15)
Net Realized Gains	—		—		(0.04)	(1.32)	—	(0.02)

Total Distributions	(0.17)		(0.38)		(0.40)	(1.55)	(0.13)	(0.17)

Net Asset Value, End of Period	$ 9.71		$ 9.54		$ 10.54	$ 10.47	$ 11.24	$ 10.40

Total Return(c)	3.59%		(6.17)%		4.66%	6.99%	9.38%	(3.70)%
Net Assets, End of Period (000’s)	$32,391		$32,708		$38,943	$40,993	$42,878	$44,607
Ratios to Average Net Assets
Gross Expense(d)	1.81	%(e)	1.68%		1.67%	1.72%	1.59%	1.52%
Net Expense(d),(f)	0.60	%(e)	0.60%		0.60%	0.66%	0.74%	0.74%
Net Investment Income	2.95	%(e)	3.86%		3.45%	2.30%	1.16%	1.14%
Portfolio Turnover Rate	6%		14%		14%	85%	9%	52%

CLASS I	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$ 9.55		$10.54		$10.48	$11.25	$10.41	$10.98
Income (Loss) From Operations:
Net Investment Income(a)	0.16		0.44		0.39	0.29	0.15	0.15
Net Realized and Unrealized Gain (Loss)	0.20		(1.02	)(b)	0.10	0.52	0.85	(0.53)

Total Income (Loss) From Operations	0.36		(0.58)		0.49	0.81	1.00	(0.38)

Less Distributions From:
Net Investment Income	(0.19)		(0.41)		(0.39)	(0.26)	(0.16)	(0.17)
Net Realized Gains	—		—		(0.04)	(1.32)	—	(0.02)

Total Distributions	(0.19)		(0.41)		(0.43)	(1.58)	(0.16)	(0.19)

Net Asset Value, End of Period	$ 9.72		$ 9.55		$10.54	$10.48	$11.25	$10.41

Total Return(c)	3.72%		(5.83)%		4.82%	7.24%	9.64%	(3.42)%
Net Assets, End of Period (000’s)	$ 531		$ 498		$ 637	$1,109	$ 725	$1,129
Ratios to Average Net Assets
Gross Expense(d)	1.56	%(e)	1.44%		1.40%	1.48%	1.34%	1.27%
Net Expense(d),(f)	0.35	%(e)	0.35%		0.35%	0.41%	0.49%	0.49%
Net Investment Income	3.19	%(e)	4.20%		3.72%	2.62%	1.44%	1.39%
Portfolio Turnover Rate	6%		14%		14%	85%	9%	52%

(a)	Per share numbers have been calculated using the average shares method.
(b)

Amount includes a non-recurring payment for Litigation proceeds which represents proceeds from securities litigation by the Fund. The litigation proceeds impacted the realized and unrealized gain (loss) per share by $0.00 and $0.00 for Class A and Class I, respectively.

(c)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.
(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.
(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

47	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2020 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 funds, 4 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)(d)	The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Wilmington Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

Wilmington Diversified Income Fund (“Diversified Income Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk.

(d)   Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services—Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Funds utilize a Fair Value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (“Trustees”) may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

•	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

•	investments in open-end regulated investment companies are valued at net asset value (“NAV”);

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

•	price information on listed securities, including underlying Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded;

•	swap agreements are valued daily based upon the terms specific to each agreement with its counterparty; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	48

Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (“NYSE”). In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Wilmington International Fund, the Wilmington Global Alpha Equities and the Wilmington Real Asset Fund may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2020, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)
International Fund
Bank of America Securities, Inc.	$2,766,305	$2,766,305	$—	$—
Citigroup Global Markets Ltd.	2,766,305	2,766,305	—	—
Daiwa Capital Markets America	2,766,305	2,766,305	—	—
National Bank Financial	2,766,305	2,766,305	—	—
Nomura Securities International, Inc.	727,946	727,946	—	—
RBC Dominion Securities, Inc.	2,766,305	2,766,305	—	—

	$14,559,471	$14,559,471	$—	$—

Real Asset Fund
Bank of America Securities, Inc.	$842,853	$842,853	$—	$—
BNP Paribas SA	842,853	842,853	—	—
Citigroup Global Markets Ltd.	842,853	842,853	—

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

49	NOTES TO FINANCIAL STATEMENTS (continued)

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)
Daiwa Capital Markets America	$842,853	$842,853	$—	$—
Nomura Securities International, Inc.	335,540	335,540	—	—
RBC Dominion Securities, Inc.	842,853	842,853	—	—

	$4,549,805	$4,549,805	$—	$—

Diversified Income Fund
Bank of America Securities, Inc.	$142,030	$142,030	$—	$—
BNP Paribas SA	356,803	356,803	—	—
Citigroup Global Markets Ltd.	356,803	356,803	—	—
Daiwa Capital Markets America	356,803	356,803	—	—
National Bank Financial	356,803	356,803	—	—
RBC Dominion Securities, Inc.	356,803	356,803	—	—

	$1,926,045	$1,926,045	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Global Alpha Equities Fund, which is paid annually.

Real Estate Investment Trusts – The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted to the actual amounts when the amounts are determined.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended October 31, 2020, the Funds did not incur any interest or penalties.

Warrants and Rights – Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Funds until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Trustees’ approved fair value procedures.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (“FCs”) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	50

amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Securities Sold Short – Certain Funds may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. The Funds are required to pay the lender any dividends declared on short positions. Such amounts are recorded on the ex-dividend date as dividends expense on securities sold short on the Statements of Operations.

In accordance with the terms of its prime brokerage agreement, the Funds may be charged a fee on borrowed securities. Such fees are calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds are required to maintain margin cash balances at the prime broker sufficiently to satisfy their short sales positions on a daily basis. The Funds are charged interest expense at the Fed Funds open rate plus 50 basis points on the amount of any shortfall in the required cash margin. The Funds record these prime broker charges on a net basis as Prime Broker interest expense on securities sold short on the Statements of Operations.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2020, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)
International Fund	$13,519,690	$13,519,690	$—
Real Asset Fund	4,428,457	4,428,457	—
Diversified Income Fund	1,881,997	1,881,997	—

(1)

Collateral with a value of $14,559,471, $4,549,805 and $1,926,045, respectively, has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

TBA Commitments – “TBA” (to be announced) commitments are commitments to purchase or sell mortgage-backed securities for a fixed price at a future date, typically not exceeding 45 days. TBAs may be considered securities in themselves and involve a risk of loss if the value of the TBA changes relative to the Funds’ “basis” in the position prior to the settlement date. Unsettled TBAs are valued according to the procedures described in the section entitled “Investment Valuation.”

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

51	NOTES TO FINANCIAL STATEMENTS (continued)

3.	DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward foreign currency contracts, and financial futures contracts, may exceed amounts recognized on the Statements of Assets and Liabilities.

Options – Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. A Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. A Fund, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, a Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. A Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

For the six months ended October 31, 2020, the Funds did not utilize options.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Real Asset Fund and the Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

For the six months ended October 31, 2020, the International Fund and Global Alpha Equities Fund used equity index futures contracts to manage equity market exposure.

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities as of October 31, 2020.

Location on the Statement of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin receivable for financial futures contracts*	Variation margin payable for financial futures contracts*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts**	Unrealized depreciation on forward foreign currency contracts**

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The amount presented below is the cumulative unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2020.

**	The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

	Asset Derivatives Fair Value
Fund	Total Value	Equity Contracts	Foreign Exchange Contracts
Global Alpha Equities Fund
Financial Futures Contracts	$3,759,824	$3,759,824	$—
Forward Foreign Currency Contracts	230,703	—	230,703

Totals	$3,990,527	$3,759,824	$230,703

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	52

	Liability Derivatives Fair Value
Fund	Total Value	Equity Contracts	Foreign Exchange Contracts
International Fund
Financial Futures Contracts	$(150,823)	$(150,823)	$—

Totals	$(150,823)	$(150,823)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(574,079)	$(574,079)	$—
Forward Foreign Currency Contracts	(42,805)	—	(42,805)

Totals	$(616,884)	$(574,079)	$(42,805)

The effect of derivative instruments on the Statements of Operations for the six months ended October 31, 2020 are as follows:

Derivative Type	Location on the Statements of Operations
Equity contracts	Net realized gain (loss) on financial futures contracts.
Net change in unrealized appreciation (depreciation) on financial futures contracts.

Foreign exchange contracts	Net realized gain (loss) on forward foreign currency contracts.
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

Interest rate contracts	Net realized gain (loss) on financial futures contracts.
Net change in unrealized appreciation (depreciation) on financial futures contracts.

	Net Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts
International Fund
Financial Futures Contracts	$1,857,846	$1,857,846	$—
Forward Foreign Currency Contracts	(150,910)	—	(150,910)

Totals	$1,706,936	$1,857,846	$(150,910)

Global Alpha Equities Fund
Financial Futures Contracts	$(28,904,928)	$(28,904,928)	$—
Forward Foreign Currency Contracts	(571,678)	—	(571,678)

Totals	$(29,476,606)	$(28,904,928)	$(571,678)

Real Asset Fund
Forward Foreign Currency Contracts	$(408)	$—	$(408)

Totals	$(408)	$—	$(408)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts
International Fund
Financial Futures Contracts	$(490,101)	$(490,101)	$—
Forward Foreign Currency Contracts	601	—	601

Totals	$(489,500)	$(490,101)	$601

Global Alpha Equities Fund
Financial Futures Contracts	$17,150,027	$17,150,027	$—
Forward Foreign Currency Contracts	(67,042)	—	(67,042)

Totals	$17,082,985	$17,150,027	$(67,042)

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

53	NOTES TO FINANCIAL STATEMENTS (continued)

     The average quarterly volume of derivative activities for the six months ended October 31, 2020 are as follows.

	Asset Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

International Fund	$7,084,004	$177,199
Global Alpha Equities Fund	—	1,340,100
Real Asset Fund	—	21,981

	Liability Derivative Volume
Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

International Fund	$537,598	$3,620,960
Global Alpha Equities Fund	101,751,465	17,763,112

(1)	Notional Amount.
(2)	Contract Amount.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the Fund’s Portfolio of Investments or Statements of Assets and Liabilities.

At October 31, 2020, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)

Global Alpha Equities Fund
BNP Paribas SA	$132,890	$—	$—	$—	$132,890
HSBC Bank USA, N.A.	56,601	—	—	—	56,601
JP Morgan Chase Bank, N.A.	41,212	—	—	—	41,212

Total Derivative Assets	$230,703	$—	$—	$—	$230,703

	Derivative Liabilities Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Pledged(3)	Cash Collateral Pledged(3)	Net Exposure of Derivative Liabilities(2)

Morgan Stanley Capital Services LLC	$(42,805)	$—	$—	$—	$(42,805)

Total Derivative Liabilities	$(42,805)	$—	$—	$—	$(42,805)

(1)	Excess of collateral received is not shown for financial reporting purposes.
(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.
(3)	Excess of collateral pledged is not shown for financial reporting purposes.

4. FEDERAL TAX INFORMATION

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2020, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The federal tax returns filed or to be filed for the years ended 2020, 2019, 2018 and 2017, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	54

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to losses deferred due to wash sales. The tax character of distributions for the corresponding fiscal year ends were as follows:

	2020		2019
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
International Fund	$ 9,581,018	$—	$10,380,986	$5,260,990
Global Alpha Equities Fund	2,323,202	—	1,794,132	—
Real Asset Fund	11,290,739	—	7,988,977	—
Diversified Income Fund	1,374,464	—	1,481,925	53,403

*	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

    As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals
International Fund	$3,436,717	$ —	$—	$ 5,163,012	$(34,890,989)	$—
Global Alpha Equities Fund	630,489	3,068,934	2	(7,440,753)	—	—
Real Asset Fund	1,693,903	—	1	(31,565,147)	(18,697,847)	—
Diversified Income Fund	252,083	—	1	(1,638,700)	(1,047,967)	—

At April 30, 2020, the following Funds had capital loss carryforwards which will reduce each Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
International Fund	$22,337,319	$12,553,670	$34,890,989
Real Asset Fund	5,403,015	13,294,832	18,697,847
Diversified Income Fund	149,419	898,548	1,047,967

5. ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
International Fund	0.45%
Global Alpha Equities Fund	0.95%
Real Asset Fund	0.45%
Diversified Income Fund	0.40%

The International Fund, Global Alpha Equities Fund and Real Asset Fund, utilize a sub-advisor strategy, whereby WFMC allocates all or a portion of the Funds’ assets among one or more sub-advisors and strategies. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below.

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net asset of the Fund/ Allocated Net Assets for Sub-advisors
International Fund
WFMC	$1,283,912	$(631,522)	0.45%
Sub-advisors:
Allianz Global investors U.S. LLC	135,636	—	0.38% on the first $100 million; and 0.33% on the next $100 million; and 0.28% on assets in excess of $200 million allocated to the Europe Equity Growth Select Strategy
	62,105	—	0.25% on assets allocated to the High Dividend Europe Strategy

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

55	NOTES TO FINANCIAL STATEMENTS (continued)

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net asset of the Fund/ Allocated Net Assets for Sub-advisors
AXA Investment Managers, Inc.	$170,015	$ —	0.43% on the first $150 million; and
			0.41% on assets in excess of $150 million
Berenberg Asset Management LLC	80,252	—	0.27%
Nikko Asset Management Americas, Inc.	184,433	—	0.32%
Schroder Investment Management North America, Inc.	399,554	—	0.50%

Total(a)	$2,315,907	$(631,522)

Global Alpha Equities Fund
WFMC	$1,041,975	$(596,193)	0.95%
Sub-advisors:
Wellington Management Company LP	603,248	—	0.55%

Total(b)	$1,645,223	$(596,193)

Real Asset Fund
WFMC	$475,956	$(176,116)	0.45% on all Assets except Assets allocated to the inflation- protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.
Sub-advisors:
Pacific Investment Management Company LLC (terminated 07/27/2020)	84	—	0.25%
Parametric Portfolio Associates LLC	78,211	—	0.25% of the first $20 million in assets; 0.20% of the next $20 million in assets; and 0.15% of assets in excess of $40 million

Total(c)	$554,251	$(176,116)

Diversified Income Fund
WFMC	$68,566	$(164,576)	0.40%

(a)	The total gross advisory and sub-advisory fees during the period were 0.81% for the International Fund.

(b)	The total gross advisory and sub-advisory fees during the period were 1.50% for the Global Alpha Equities Fund.

(c)	The total gross advisory and sub-advisory fees during the period were 0.52% for the Real Asset Fund.

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2021 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I
International Fund*	1.10%	0.85%
Global Alpha Equities Fund	1.49%	1.24%
Real Asset Fund	0.96%	0.71%
Diversified Income Fund	0.60%	0.35%

*	Prior to August 31, 2020, the International Fund’s contractual expense limitation was 0.98% for Class A.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	56

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. The fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the next $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2020, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2020, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees from Class A
International Fund	$ 2,130
Global Alpha Equities Fund	190
Real Asset Fund	858
Diversified Income Fund	38,553

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2020, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
International Fund	$ 77
Global Alpha Equities Fund	673
Real Asset Fund	33
Diversified Income Fund	5,089

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2020, M&T received a portion of the fees paid by the following Fund which is listed below:

Fund	Shareholder Services Fee
International Fund	$213,050

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

57	NOTES TO FINANCIAL STATEMENTS (continued)

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Certain Funds may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2020 were as follows:

Fund	Commissions
Global Alpha Equities Fund	$51
Diversified Income Fund	30

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2020 were as follows:

	Investments
Fund	Purchases	Sales
International Fund	$166,905,807	$174,155,863
Global Alpha Equities Fund	68,440,027	85,287,239
Real Asset Fund	13,654,614	6,087,711
Diversified Income Fund	1,928,136	2,360,812

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2020 were as follows:

Fund	U.S. Government Securities Sales
Diversified Income Fund	$1,243,133

7. MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Funds and negatively impact Fund performance.

8. CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9. LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The LOC expires on April 1, 2021.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	58

The Trust did not utilize the LOC during the six months ended October 31, 2020.

10. RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. As of October 31, 2020, ASU 2018-13 has been fully adopted and the implementation did not have a material impact on the Funds’ financial statements.

In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

59

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 9, 2020 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 18, 2020, the Board held a special telephonic meeting (the “August Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and, together with WFMC, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”), to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative perfor- mance data;
•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;
•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and rec- ommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and
•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington International Fund

The Fund is sub-advised by Allianz Global Investors U.S. LLC; AXA Investment Managers, Inc.; Berenberg Asset Management LLC; Nikko Asset Management Americas, Inc.; and Schroder Investment Management North America, Inc.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

Semi-Annual Report	60

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered the performance of each Sub-Adviser against an appropriate benchmark and that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2020.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Global Alpha Equities Fund

The Fund is sub-advised by Wellington Management Company LLP.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the three- and five-year periods and below the peer group average for the one-year period ended June 30, 2020.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Real Asset Fund

The Fund is sub-advised by Parametric Portfolio Associates LLC.

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the custom peer group average for the five-year period and below the custom peer group average for the one- and three-year periods ended June 30, 2020. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance was attributed to its exposure to TIPS, and management’s decision to eliminate TIPS exposure in early April 2020.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Diversified Income Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2020. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be attributed to the sustained and significant outperformance of the growth investing style over the Fund’s value investing style, particularly in international markets.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

61

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

62

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy:

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

63

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Additional Sub-Advisors to the

Wilmington International Fund

Allianz Global Investors U.S. LLC

1633 Broadway

New York, New York 10019

AXA Investment Managers, Inc.

100 West Putnam Avenue

Greenwich, Connecticut 06830

Berenberg Asset Management LLC

330 N. Wabash Avenue, 39th floor

Chicago, Illinois 60611

Nikko Asset Management Americas, Inc.

535 Madison Avenue, Suite 2500

New York, New York 10022

Schroder Investment Management North America, Inc.

875 Third Avenue

New York, New York 10022

Additional Sub-Advisors to the

Wilmington Global Alpha Equities Fund

Wellington Management Company LLP

280 Congress Street

Boston, Massachusetts 02210

Additional Sub-Advisors to the

Wilmington Real Asset Fund

Parametric Portfolio Associates, LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Co-Administrator

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer

Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

WT-SAR-MMgr-1020
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com
We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

October 31, 2020 (unaudited)

PRESIDENT’S MESSAGE AND

Semi-Annual
Report

WILMINGTON FUNDS

Fixed Income Funds

Wilmington Broad Market Bond Fund Wilmington Intermediate-Term Bond Fund Wilmington Short-Term Bond Fund Wilmington Municipal Bond Fund Wilmington New York Municipal Bond Fund

Beginning on or about June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them from the Fund or from your financial intermediary, such as a broker/dealer, bank, or insurance company. Instead, you will be notified by mail each time a report is posted on the website and provided with a link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive shareholder reports and other communications from the Wilmington Funds electronically by contacting your financial intermediary or, if you are a direct investor, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to continue to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive reports in paper will apply to all funds held directly with the Wilmington Funds and may apply to all funds held with your financial intermediary.

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)

Wilmington Short-Term Bond Fund (“Short-Term Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

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i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the semi-annual fiscal year period of May 1, 2020, through October 31, 2020. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year.

The economy

The last six months revealed both the economic toll of the pandemic’s first wave, and the subsequent rebound as activity reverted toward more normal levels. U.S. gross domestic product (“GDP”) declined by a record -31.4% annualized in 2Q, as strict lockdown measures imposed across much of the world to contain the virus brought consumer activity to a near halt. GDP bounced back strongly in 3Q, gaining 31.4% annualized as initial outbreaks stabilized and economies began to reopen. The labor market recovered considerably over the period, adding back 12 of the 22 million jobs lost in March and April, although momentum began to wane with the unemployment rate still historically elevated. The federal government delivered a healthy volume of fiscal stimulus, more than offsetting wages lost by low income consumer and helping to fuel a robust rebound in spending on goods. Retail sales snapped back sharply to pre-pandemic levels by June, although the pace of gains decelerated in the months that followed as critical supplemental unemployment benefits expired without replacement. Relative to goods, spending on services saw more modest improvement, due to social distancing measures and persistent virus concerns. With the economic outlook still clouded by the pandemic, the Federal Reserve (the “Fed”) guided for rates to remain at the lower bound for years to come. The Fed’s shift to average inflation targeting, allowing inflation to run above 2% for extended periods, signaled that it is likely to remain accommodative for the time being.

Economic activity outside the U.S. varied between regions depending on the success of virus containment efforts. In China, where infection rates have been well controlled relative to much of the world, indicators of both manufacturing and services activity returned to expansion, while activity in the virus-sensitive transportation, hotel, and restaurant industries showed continued improvement. Eurozone economies began plotting their path to recovery, before moderating towards the end of the period. With outbreaks well contained from May-August, the Euro zone services sector returned to expansion in July before contracting in September and October as governments tightened mobility restrictions to curb an accelerating second wave of cases.

Bond markets

Fixed income markets recorded solid returns over the period, with both taxable and tax-exempt credit outperforming treasuries materially. The U.S. 10-year yield compressed to a record low and traded in a tight range for much of the period, before rising moderately in October. The Fed remained an active buyer of investment-grade and recently downgraded high-yield credit through its purchasing facilities. Fed support and improving economic trends helped fuel robust volumes of new issuance, alongside a steady appetite for yield from global investors. High yield taxable outperformed investment grade as spreads continued to normalize from elevated levels, and investors embraced riskier assets. After recording strong gains from May through July, municipal bonds saw more muted returns over the following months as issuance picked up pace and spreads widened moderately in September and October.

For the six-month period May 1, 2020 to October 31, 2020, certain Bloomberg Barclays indices performed as follows:1

Bloomberg Barclays U.S. Treasury Bond Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	Bloomberg Barclays U.S. Credit Bond Index[4]	Bloomberg Barclays Municipal Bond Index[5]	Bloomberg Barclays U.S. Corporate High Yield Bond Index[6]
-0.93%	1.27%	4.80%	4.99%	10.83%

Past performance is no guarantee of future results. Short term performance may not be indicative of long term results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2020 (unaudited)

ii

Equity markets

Global equities extended gains in the period as the continued recovery in the broader economy, better than expected corporate earnings and optimism over the development of COVID-19 treatments and vaccines, boosted risk sentiment. The S&P 500 led the way for much of the period, thanks to the dominant performance of mega-cap technology stocks with business models that benefitted most from the stay-at-home environment. Leadership began to shift from safe to more cyclical areas of the market in September, as large technology stocks, which had seen valuations inflate significantly, suffered a sharp sell-off. U.S. small cap equities logged strong gains over the period, after rebounding from depressed levels and maintaining a strong bid throughout the tech led unwind in September. Emerging markets equities outperformed, benefitting from economic momentum in China, which contributes over 1/3 of index market cap, and receiving some support from a weakening U.S. dollar. International developed equities started off on strong footing but lagged towards the end of the period as renewed COVID outbreaks and mobility restrictions fueled growth concerns.

For the six-month period May 1, 2020 to October 31, 2020, certain stock market indices performed as follows:

S&P 500® Index[7]	Russel 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]
13.29%	18.13%	8.57%	20.96%

Past performance is no guarantee of future results. Short term performance may not be indicative of long term results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2020

October 31, 2020 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small-and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

2.

Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg Barclays U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Barclays Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2020 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Funds expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)

WILMINGTON BROAD MARKET BOND FUND
Actual
Class A	$1,000.00	$1,016.90	$4.27	0.84%
Class I	$1,000.00	$1,017.80	$2.49	0.49%
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,020.97	$4.28	0.84%
Class I	$1,000.00	$1,022.74	$2.50	0.49%

WILMINGTON INTERMEDIATE-TERM BOND FUND
Actual
Class A	$1,000.00	$1,028.80	$4.30	0.84%
Class I	$1,000.00	$1,029.50	$2.51	0.49%
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,020.97	$4.28	0.84%
Class I	$1,000.00	$1,022.74	$2.50	0.49%

WILMINGTON SHORT-TERM BOND FUND
Actual
Class A	$1,000.00	$1,011.30	$3.70	0.73%
Class I	$1,000.00	$1,012.50	$2.43	0.48%
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,021.53	$3.72	0.73%
Class I	$1,000.00	$1,022.79	$2.45	0.48%

WILMINGTON MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,052.30	$3.83	0.74%
Class I	$1,000.00	$1,053.60	$2.54	0.49%
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,021.48	$3.77	0.74%
Class I	$1,000.00	$1,022.74	$2.50	0.49%

WILMINGTON NEW YORK MUNICIPAL BOND FUND
Actual
Class A	$1,000.00	$1,039.30	$4.21	0.82%
Class I	$1,000.00	$1,041.60	$2.93	0.57%

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

2

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
Hypothetical (assuming a 5% return before expenses)
Class A	$1,000.00	$1,021.07	$4.18	0.82%
Class I	$1,000.00	$1,022.33	$2.91	0.57%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).
(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Funds invest.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

3

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2020, the Fund’s portfolio composition was as follows (unaudited):

	Percentage of Total Net Assets
Corporate Bonds	44.8%
U.S. Treasury Obligations	24.1%
Mortgage-Backed Securities	22.0%
Government Agencies	3.2%
Commercial Paper	2.8%
Investment Company	1.0%
Municipal Bond	0.4%
Collateralized Mortgage Obligations	0.2%
Enhanced Equipment Trust Certificates	0.1%
Asset-Backed Security	0.0	%(1)
Cash Equivalents(2)	1.9%
Cash Collateral Invested for Securities on Loan(3)	4.2%
Other Assets and Liabilities - Net(4)	(4.7)%

TOTAL	100.0%

Credit Quality Diversification(5)	Percentage of Total Net Assets
U.S. Government Agency Securities	25.4%
U.S. Treasury	24.1%
AA / Aa	0.1%
A / A	8.1%
BBB / Baa	34.0%
BB / Ba	2.6%
B / B	0.5%
Not Rated	9.9%
Other Assets and Liabilities - Net(4)	(4.7)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(5)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Par Value	Value

ASSET-BACKED SECURITY – 0.0%**

FINANCIAL SERVICES – 0.0%**

LA Arena Funding LLC, Series 1999-1, Class A, 7.66%, 12/15/26Ω	$216,222	$214,273

TOTAL ASSET-BACKED SECURITY (COST $216,222)		$214,273

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.2%

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%

Series 2005-29, Class WC, 4.75%, 04/25/35	12,884	14,206

Series 2012-114, Class VM, 3.50%, 10/25/25	1,158,776	1,206,323

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,220,529

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.85%, 02/25/34Δ	40,604	38,397

Description	Par Value	Value

CHL Mortgage Pass-Through Trust, Series 2004-8, Class 2A1, 4.50%, 06/01/21	$4,798	$4,979

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.25%, 11/25/35Δ	33,643	31,958

TOTAL WHOLE LOAN		$75,334

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $1,385,895)		$1,295,863

COMMERCIAL PAPER – 2.8%t

Dow Chemical Co. (The), 0.22%, 11/16/20	2,000,000	1,999,821

Enbridge US, Inc., 0.15%, 11/09/20Ω	7,000,000	6,999,703

General Motors Financial Co., Inc., 0.75%, 01/27/21Ω	8,000,000	7,985,308

TOTAL COMMERCIAL PAPER (COST $16,985,083)		$16,984,832

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CORPORATE BONDS – 44.8%

AEROSPACE & DEFENSE – 1.4%

Boeing Co. (The), Sr. Unsecured, 1.95%, 02/01/24	$2,700,000	$2,693,895

L3Harris Technologies, Inc., Sr. Unsecured, 2.90%, 12/15/29	835,000	911,281

Northrop Grumman Corp., Sr. Unsecured 2.93%, 01/15/25	1,000,000	1,082,770
4.03%, 10/15/47	1,765,000	2,116,531

Raytheon Technologies Corp., Sr. Unsecured, 3.50%, 03/15/27Ω	1,600,000	1,791,649

TOTAL AEROSPACE & DEFENSE		$8,596,126

AUTOMOTIVE – 2.3%

American Honda Finance Corp., Sr. Unsecured, MTN, 0.65%, 09/08/23	1,790,000	1,795,674

Daimler Finance North America LLC, Company Guaranteed, 3.88%, 09/15/21Ω	250,000	257,116

Ford Motor Co., Sr. Unsecured, 8.50%, 04/21/23	800,000	883,695

Ford Motor Credit Co. LLC, Sr. Unsecured 5.75%, 02/01/21	500,000	502,625
4.25%, 09/20/22	450,000	456,247
3.37%, 11/17/23	1,000,000	993,039
5.58%, 03/18/24	1,000,000	1,053,105
5.13%, 06/16/25	1,500,000	1,562,569

General Motors Co., Sr. Unsecured 5.40%, 10/02/23	335,000	370,929
6.25%, 10/02/43	1,000,000	1,235,207

General Motors Financial Co., Inc., Sr. Unsecured, 4.20%, 11/06/21	1,650,000	1,701,401

PACCAR Financial Corp., Sr. Unsecured, MTN, 2.65%, 05/10/22	3,045,000	3,150,840

TOTAL AUTOMOTIVE		$13,962,447

BEVERAGES – 0.7%

Anheuser-Busch Cos., LLC, Company Guaranteed, 4.90%, 02/01/46	1,125,000	1,381,195

Keurig Dr. Pepper, Inc., Company Guaranteed 2.53%, 11/15/21	1,000,000	1,019,905
3.20%, 05/01/30	775,000	864,052
5.09%, 05/25/48	700,000	926,630

TOTAL BEVERAGES		$4,191,782

BUILDING PRODUCTS – 0.5%

Carrier Global Corp., Sr. Unsecured, 2.24%, 02/15/25Ω	3,000,000	3,134,771

Johnson Controls International PLC, Sr. Unsecured, 4.63%, 07/02/44	100,000	122,567

TOTAL BUILDING PRODUCTS		$3,257,338

Description	Par Value	Value

CAPITAL MARKETS – 4.7%

Bank of New York Mellon Corp. (The), Subordinated, MTN, 3.00%, 10/30/28	$775,000	$856,603

Credit Suisse AG, Sr. Unsecured, 2.10%, 11/12/21	1,785,000	1,816,677

Fifth Third Bancorp, Sr. Unsecured 3.50%, 03/15/22	1,250,000	1,297,708
2.55%, 05/05/27	780,000	833,336

Fifth Third Bancorp, Subordinated, 4.30%, 01/16/24	530,000	583,191

Goldman Sachs Group, Inc. (The), Sr. Unsecured 3.00%, 04/26/22	915,000	926,711
(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	800,000	867,794
(3 Month USD LIBOR + 1.51%), 3.69%, 06/05/28Δ	2,080,000	2,345,108

Huntington Bancshares, Inc., Sr. Unsecured, 2.63%, 08/06/24	1,325,000	1,413,243

KeyBank NA, Sr. Unsecured, BKNT 3.30%, 02/01/22	615,000	637,502
1.25%, 03/10/23	2,000,000	2,040,835

Morgan Stanley, Sr. Unsecured, MTN 2.63%, 11/17/21	4,000,000	4,096,184
3.13%, 07/27/26	340,000	375,078
(SOFRRATE + 3.12%), 3.62%, 04/01/31Δ	890,000	1,022,701

Morgan Stanley, Subordinated, GMTN, 4.35%, 09/08/26	505,000	586,224

PNC Bank NA, Subordinated, BKNT 2.95%, 01/30/23	350,000	368,306
2.70%, 10/22/29	1,125,000	1,207,285

PNC Financial Services Group, Inc. (The), Subordinated, 3.90%, 04/29/24	1,500,000	1,650,550

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	847,000	873,768

Truist Bank, Subordinated, BKNT 3.80%, 10/30/26	1,000,000	1,147,516
2.25%, 03/11/30	1,850,000	1,898,710

Truist Financial Corp., Sr. Unsecured, 2.90%, 03/03/21	1,475,000	1,484,866

TOTAL CAPITAL MARKETS		$28,329,896

CHEMICALS – 0.1%

DuPont de Nemours, Inc., Sr. Unsecured, 3.77%, 11/15/20	735,000	735,826

COMMERCIAL SERVICES & SUPPLIES – 0.6%

Global Payments, Inc., Sr. Unsecured 3.75%, 06/01/23	2,570,000	2,753,447
2.90%, 05/15/30	1,000,000	1,062,602

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,816,049

COMPUTERS – 0.5%

Hewlett Packard Enterprise Co., Sr. Unsecured, 2.25%, 04/01/23	3,000,000	3,105,319

DIVERSIFIED FINANCIAL SERVICES – 4.4%

Bank of America Corp., Sr. Unsecured,
5.70%, 01/24/22	3,000,000	3,195,999

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Bank of America Corp., Sr. Unsecured, MTN
3.25%, 10/21/27	$1,095,000	$1,208,177
(SOFRRATE + 1.88%), 2.83%, 10/24/51Δ	250,000	250,639

Bank of America Corp., Subordinated, MTN,
4.25%, 10/22/26	1,000,000	1,154,915

Berkshire Hathaway Finance Corp., Company Guaranteed,
4.30%, 05/15/43	425,000	537,956

Capital One Financial Corp., Sr. Unsecured,
2.60%, 05/11/23	1,470,000	1,541,593

Citibank NA, Sr. Unsecured, BKNT,
3.40%, 07/23/21	1,400,000	1,428,277

Citigroup, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.95%),
2.88%, 07/24/23Δ	2,060,000	2,138,590

Citigroup, Inc., Subordinated,
4.13%, 07/25/28	1,650,000	1,884,656

FMR LLC, Sr. Unsecured,
6.45%, 11/15/39Ω	1,000,000	1,486,985

JPMorgan Chase & Co., Series W, Jr. Subordinated, (3 Month USD LIBOR + 1.00%),
1.28%, 05/15/47Δ	1,000,000	784,304

Lloyds Banking Group PLC, Sr. Unsecured, (UST Yield Curve CMT 1 Year + 1.10%),
1.33%, 06/15/23Δ	2,000,000	2,016,773

Truist Financial Corp., Sr. Unsecured, MTN,
(3 Month USD LIBOR + 0.65%),
0.88%, 04/01/22Δ	2,000,000	2,013,249

U.S. Bancorp, Subordinated, MTN,
2.95%, 07/15/22	2,000,000	2,083,695

Wells Fargo & Co., Sr. Unsecured
2.10%, 07/26/21	2,000,000	2,028,158
(SOFRRATE + 2.00%), 2.19%, 04/30/26Δ	1,170,000	1,219,278

Wells Fargo & Co., Subordinated, MTN,
4.40%, 06/14/46	1,000,000	1,176,898

TOTAL DIVERSIFIED FINANCIAL SERVICES		$26,150,142

ELECTRIC – 3.0%

Baltimore Gas and Electric Co., Sr. Unsecured,
3.50%, 08/15/46	1,550,000	1,751,021

Commonwealth Edison Co., 1st Mortgage,
3.80%, 10/01/42	1,000,000	1,159,743

Consolidated Edison, Inc., Sr. Unsecured,
2.00%, 05/15/21	750,000	755,402

DTE Energy Co., Series F, Sr. Unsecured,
3.85%, 12/01/23	305,000	332,148

DTE Energy Co., Series H, Sr. Unsecured,
0.55%, 11/01/22	1,500,000	1,506,661

Entergy Arkansas LLC, 1st Mortgage,
4.95%, 12/15/44	1,000,000	1,122,067

Entergy Corp., Sr. Unsecured,
0.90%, 09/15/25	1,000,000	1,001,530

Entergy Louisiana LLC, 1st Mortgage,
2.90%, 03/15/51	1,000,000	1,036,820

Exelon Corp., Sr. Unsecured,
4.70%, 04/15/50	2,000,000	2,546,553

FirstEnergy Corp., Series A, Sr. Unsecured,
1.60%, 01/15/26	1,000,000	975,584

FirstEnergy Corp., Series B, Sr. Unsecured,
3.90%, 07/15/27	800,000	856,409

Description	Par Value	Value

NextEra Energy Capital Holdings, Inc., Company Guaranteed,
4.50%, 06/01/21	$3,000,000	$3,041,490

Sempra Energy, Sr. Unsecured,
2.90%, 02/01/23	760,000	796,858

System Energy Resources, Inc., 1st Mortgage,
4.10%, 04/01/23	500,000	536,528

WEC Energy Group, Inc., Sr. Unsecured,
1.38%, 10/15/27	750,000	748,834

TOTAL ELECTRIC		$18,167,648

ENVIRONMENTAL CONTROL – 0.5%

Waste Management, Inc., Company Guaranteed
3.50%, 05/15/24	1,255,000	1,362,445
4.10%, 03/01/45	1,520,000	1,849,589

TOTAL ENVIRONMENTAL CONTROL		$3,212,034

FOOD & STAPLES RETAILING – 2.5%

Campbell Soup Co., Sr. Unsecured
3.65%, 03/15/23	3,000,000	3,206,022
3.30%, 03/19/25	2,050,000	2,234,569

Conagra Brands, Inc., Sr. Unsecured,
5.40%, 11/01/48	665,000	909,979

Kroger Co. (The), Sr. Unsecured
2.95%, 11/01/21	1,750,000	1,791,072
2.80%, 08/01/22	2,060,000	2,139,818
5.40%, 01/15/49	1,640,000	2,272,591
3.95%, 01/15/50	1,000,000	1,161,935

Mondelez International, Inc., Sr. Unsecured,
0.63%, 07/01/22	1,250,000	1,255,333

TOTAL FOOD & STAPLES RETAILING		$14,971,319

FOREST PRODUCTS & PAPER – 0.3%

International Paper Co., Sr. Unsecured,
4.40%, 08/15/47	1,500,000	1,835,857
GAS-0.3%

Southern Co. Gas Capital Corp., Company Guaranteed,
3.95%, 10/01/46	1,425,000	1,609,266

HEALTHCARE-PRODUCTS – 1.1%

Becton Dickinson and Co., Sr. Unsecured,
2.89%, 06/06/22	3,000,000	3,102,184

DH Europe Finance II Sarl, Company Guaranteed,
2.20%, 11/15/24	2,330,000	2,460,070

Zimmer Biomet Holdings, Inc., Sr. Unsecured, (3 Month USD LIBOR + 0.75%),
0.98%, 03/19/21Δ	1,000,000	1,000,072

TOTAL HEALTHCARE-PRODUCTS		$6,562,326

HEALTHCARE-SERVICES – 3.0%

Anthem, Inc., Sr. Unsecured,
3.65%, 12/01/27	1,650,000	1,867,241

Cardinal Health, Inc., Sr. Unsecured,
4.50%, 11/15/44	650,000	698,080

Cigna Corp., Company Guaranteed
3.75%, 07/15/23	500,000	540,948
4.80%, 07/15/46	1,000,000	1,251,133

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CommonSpirit Health, Sr. Secured,
2.76%, 10/01/24	$3,140,000	$3,294,436

CVS Health Corp., Sr. Unsecured,
2.13%, 06/01/21	5,000,000	5,043,302

Elanco Animal Health, Inc., Sr. Unsecured,
5.90%, 08/28/28	2,000,000	2,335,917

NYU Langone Hospitals, Secured,
3.38%, 07/01/55	1,000,000	971,875

UnitedHealth Group, Inc., Sr. Unsecured
2.95%, 10/15/27	1,350,000	1,498,796
3.95%, 10/15/42	290,000	347,875

TOTAL HEALTHCARE-SERVICES		$17,849,603

HOME FURNISHINGS – 0.6%

Whirlpool Corp., Sr. Unsecured
4.70%, 06/01/22	1,500,000	1,595,202
4.60%, 05/15/50	1,405,000	1,739,018

TOTAL HOME FURNISHINGS		$3,334,220

HOUSEHOLD PRODUCTS/WARES – 0.2%

Church & Dwight Co., Inc., Sr. Unsecured,
3.95%, 08/01/47	870,000	1,035,101

INSURANCE – 3.1%

American International Group, Inc., Sr. Unsecured
3.30%, 03/01/21	3,000,000	3,022,946
4.20%, 04/01/28	1,000,000	1,162,646

Aon Corp., Company Guaranteed,
2.20%, 11/15/22	3,500,000	3,626,066

Aon PLC, Company Guaranteed,
4.00%, 11/27/23	1,450,000	1,582,133

CNA Financial Corp., Sr. Unsecured,
3.95%, 05/15/24	950,000	1,049,302

Lincoln National Corp., Sr. Unsecured
4.20%, 03/15/22	1,000,000	1,048,302
3.63%, 12/12/26	1,380,000	1,556,760

Principal Financial Group, Inc., Company Guaranteed,
3.30%, 09/15/22	250,000	262,138

W.R. Berkley Corp., Sr. Unsecured
4.63%, 03/15/22	1,000,000	1,054,216
4.75%, 08/01/44	1,715,000	2,155,231
4.00%, 05/12/50	1,425,000	1,672,515

TOTAL INSURANCE		$18,192,255

MACHINERY – 0.5%

Roper Technologies, Inc., Sr. Unsecured
0.45%, 08/15/22	1,500,000	1,499,134
2.00%, 06/30/30	1,345,000	1,364,174

TOTAL MACHINERY		$2,863,308

MEDIA – 1.7%

CCO Holdings LLC, Sr. Unsecured,
4.25%, 02/01/31Ω	3,000,000	3,075,000

Comcast Corp., Company Guaranteed,
4.95%, 10/15/58	1,500,000	2,146,423

Discovery Communications LLC, Company Guaranteed
3.95%, 03/20/28	1,000,000	1,125,423
3.63%, 05/15/30	1,000,000	1,105,936

Description	Par Value	Value

ViacomCBS, Inc., Company Guaranteed,
4.60%, 01/15/45	$1,100,000	$1,214,131

ViacomCBS, Inc., Sr. Unsecured,
4.95%, 05/19/50#	1,185,000	1,394,576

TOTAL MEDIA		$10,061,489

MINING – 0.2%

Barrick Gold Corp., Sr. Unsecured,
5.25%, 04/01/42	1,000,000	1,357,368

MISCELLANEOUS MANUFACTURING – 0.6%

Textron, Inc., Sr. Unsecured
3.65%, 03/01/21	480,000	484,669
3.88%, 03/01/25	750,000	826,068
2.45%, 03/15/31	2,000,000	1,983,034

TOTAL MISCELLANEOUS MANUFACTURING		$3,293,771

OIL & GAS – 2.2%

Canadian Natural Resources Ltd., Sr. Unsecured,
2.95%, 01/15/23#	3,000,000	3,111,010

Marathon Petroleum Corp., Sr. Unsecured,
3.63%, 09/15/24	745,000	791,979

Occidental Petroleum Corp., Sr. Unsecured,
2.70%, 08/15/22	1,545,000	1,429,612

Phillips 66, Company Guaranteed
4.30%, 04/01/22	1,450,000	1,531,459
3.85%, 04/09/25	575,000	633,321

Pioneer Natural Resources Co., Sr. Unsecured,
1.90%, 08/15/30	1,700,000	1,592,074

Valero Energy Corp., Sr. Unsecured
2.15%, 09/15/27	1,800,000	1,722,812
4.00%, 04/01/29	1,580,000	1,649,554
4.90%, 03/15/45	563,000	568,980

TOTAL OIL & GAS		$13,030,801

PHARMACEUTICALS – 1.9%

AbbVie, Inc., Sr. Unsecured
2.95%, 11/21/26Ω	1,875,000	2,046,637
4.25%, 11/14/28	1,235,000	1,456,868
4.40%, 11/06/42	460,000	547,933
4.88%, 11/14/48	1,000,000	1,274,543
4.25%, 11/21/49Ω	1,000,000	1,174,345

Bristol-Myers Squibb Co., Sr. Unsecured
(3 Month USD LIBOR + 0.38%), 0.66%, 05/16/22Δ	665,000	666,655
2.75%, 02/15/23	1,305,000	1,371,554
3.40%, 07/26/29	1,000,000	1,150,522

Pfizer, Inc., Sr. Unsecured,
2.63%, 04/01/30	650,000	714,052

Zoetis, Inc., Sr. Unsecured,
3.95%, 09/12/47	1,005,000	1,199,268

TOTAL PHARMACEUTICALS		$11,602,377

PIPELINES – 2.2%

Energy Transfer Operating LP, Company Guaranteed
3.60%, 02/01/23	870,000	895,874
3.75%, 05/15/30	715,000	702,988
5.30%, 04/15/47	1,250,000	1,199,473

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Enterprise Products Operating LLC, Company Guaranteed
2.80%, 02/15/21	$1,075,000	$1,082,786
4.20%, 01/31/50	1,120,000	1,200,896
4.95%, 10/15/54	500,000	564,500

Kinder Morgan Energy Partners LP, Company Guaranteed,
5.40%, 09/01/44	1,000,000	1,141,432

Kinder Morgan, Inc., Company Guaranteed,
5.20%, 03/01/48	2,040,000	2,340,842

MPLX LP, Sr. Unsecured
(3 Month USD LIBOR + 1.10%), 1.34%, 09/09/22Δ	470,000	470,429
4.70%, 04/15/48	1,000,000	1,002,568

ONEOK Partners LP, Company Guaranteed,
6.20%, 09/15/43	1,000,000	1,064,567

Plains All American Pipeline LP, Sr. Unsecured,
3.85%, 10/15/23	500,000	523,153

Spectra Energy Partners LP, Company Guaranteed,
3.50%, 03/15/25	670,000	723,715

TOTAL PIPELINES		$12,913,223

REAL ESTATE INVESTMENT TRUSTS – 2.3%

American Tower Corp., Sr. Unsecured
5.00%, 02/15/24	415,000	470,007
3.13%, 01/15/27	1,000,000	1,089,588
3.10%, 06/15/50	1,500,000	1,460,419

AvalonBay Communities, Inc., Sr. Unsecured, MTN,
3.35%, 05/15/27	1,420,000	1,582,966

Healthcare Realty Trust, Inc., Sr. Unsecured
3.88%, 05/01/25	915,000	1,001,892
3.63%, 01/15/28	800,000	885,246

Healthpeak Properties, Inc., Sr. Unsecured,
2.88%, 01/15/31	2,350,000	2,474,676

Welltower, Inc., Sr. Unsecured
4.00%, 06/01/25	3,000,000	3,375,822
4.95%, 09/01/48	1,000,000	1,205,086

TOTAL REAL ESTATE INVESTMENT TRUSTS		$13,545,702

RETAIL – 0.1%

Nordstrom, Inc., Sr. Unsecured,
5.00%, 01/15/44	1,000,000	714,603

SEMICONDUCTORS – 0.6%

Texas Instruments, Inc., Sr. Unsecured,
1.75%, 05/04/30	3,365,000	3,431,010

TELECOMMUNICATIONS – 0.7%

AT&T, Inc., Sr. Unsecured
4.50%, 05/15/35	845,000	981,993
3.30%, 02/01/52	2,000,000	1,846,499
3.55%, 09/15/55Ω	1,423,000	1,346,922

TOTAL TELECOMMUNICATIONS		$4,175,414

TRANSPORTATION – 1.2%

Ryder System, Inc., Sr. Unsecured, MTN
3.50%, 06/01/21	500,000	508,819
2.50%, 09/01/22	980,000	1,013,597
3.65%, 03/18/24	1,670,000	1,815,723

Description	Par Value	Value

Union Pacific Corp., Sr. Unsecured
3.15%, 03/01/24	$2,565,000	$2,774,510
4.30%, 03/01/49	675,000	842,372

TOTAL TRANSPORTATION		$6,955,021

TRUCKING & LEASING – 0.8%

GATX Corp., Sr. Unsecured
3.25%, 09/15/26	1,065,000	1,162,227
3.85%, 03/30/27	1,500,000	1,647,883
4.00%, 06/30/30	1,000,000	1,152,323
5.20%, 03/15/44	640,000	797,151

TOTAL TRUCKING & LEASING		$4,759,584

TOTAL CORPORATE BONDS (COST $249,632,746)		$267,618,225

ENHANCED EQUIPMENT TRUST CERTIFICATES – 0.1%

AIRLINES – 0.1%

American Airlines 2011-1, Series A, Pass-Through Certificates, 5.25%, 01/31/21	146,204	139,775

Delta Air Lines, 2007-1, Series A, Pass-Through Certificates, 6.82%, 08/10/22	183,258	182,938

TOTAL AIRLINES		$322,713

TOTAL ENHANCED EQUIPMENT TRUST CERTIFICATES (COST $329,462)		$322,713

GOVERNMENT AGENCIES – 3.2%

FEDERAL HOME LOAN BANK (FHLB) – 1.4%

3.25%, 11/16/28#	6,960,000	8,225,394

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.5%

2.38%, 01/13/22	125,000	128,331

0.38%, 07/21/25#	9,000,000	8,952,696

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$9,081,027

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.3%

6.25%, 05/15/29	750,000	1,071,926

7.25%, 05/15/30	400,000	622,103

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,694,029

TOTAL GOVERNMENT AGENCIES
(COST $18,303,860)		$19,000,450

MORTGAGE-BACKED SECURITIES – 22.0%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.4%

Pool G12709, 5.00%, 07/01/22	7,930	8,191

Pool C00478, 8.50%, 09/01/26	7,170	8,286

Pool E09010, 2.50%, 09/01/27	470,476	489,552

Pool G18497, 3.00%, 01/01/29	62,450	65,792

Pool C01272, 6.00%, 12/01/31	13,648	16,018

Pool A13990, 4.50%, 10/01/33	9,410	10,367

Pool G01625, 5.00%, 11/01/33	19,866	22,559

Pool G08097, 6.50%, 11/01/35	10,142	12,064

Pool G02296, 5.00%, 06/01/36	99,722	112,995

Pool G02390, 6.00%, 09/01/36	3,533	4,110

Pool G05317, 5.00%, 04/01/37	411,455	466,235

Pool G03703, 5.50%, 12/01/37	11,039	12,673

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool G04776, 5.50%, 07/01/38	$34,723	$39,026
Pool G05500, 5.00%, 05/01/39	355,092	403,545
Pool A93415, 4.00%, 08/01/40	836,231	920,780
Pool A93505, 4.50%, 08/01/40	667,534	741,866
Pool A93996, 4.50%, 09/01/40	538,182	599,218
Pool G06222, 4.00%, 01/01/41	871,150	957,193
Pool A97047, 4.50%, 02/01/41	527,316	587,041
Pool G06956, 4.50%, 08/01/41	534,343	595,015
Pool C03750, 3.50%, 02/01/42	225,819	243,518
Pool C03849, 3.50%, 04/01/42	107,525	116,158
Pool Q08305, 3.50%, 05/01/42	682,582	756,883
Pool C04305, 3.00%, 11/01/42	1,964,520	2,077,790
Pool C09020, 3.50%, 11/01/42	1,689,221	1,821,955
Pool G07266, 4.00%, 12/01/42	1,419,027	1,555,161
Pool C04444, 3.00%, 01/01/43	68,779	72,700
Pool C09029, 3.00%, 03/01/43	306,045	324,942
Pool G08534, 3.00%, 06/01/43	380,966	404,479
Pool Q19476, 3.50%, 06/01/43	663,691	720,906
Pool C09044, 3.50%, 07/01/43	790,859	859,159
Pool G07889, 3.50%, 08/01/43	674,885	727,581
Pool G07624, 4.00%, 12/01/43	670,182	740,660
Pool G60038, 3.50%, 01/01/44	3,581,933	3,863,007
Pool G07680, 4.00%, 04/01/44	1,046,104	1,165,363
Pool G07943, 4.50%, 08/01/44	72,290	79,803
Pool G08607, 4.50%, 09/01/44	450,485	500,354
Pool Q33547, 3.50%, 05/01/45	643,532	700,517
Pool Q36970, 4.00%, 10/01/45	307,003	332,720
Pool G60384, 4.50%, 12/01/45	50,949	56,579
Pool Q39644, 3.50%, 03/01/46	2,581,974	2,758,223
Pool Q39438, 4.00%, 03/01/46	2,085,108	2,262,106
Pool G08705, 3.00%, 05/01/46	195,320	206,214
Pool G08708, 4.50%, 05/01/46	362,415	392,170
Pool ZS4671, 3.00%, 08/01/46	1,237,921	1,306,725
Pool Q44452, 3.00%, 11/01/46	1,690,100	1,784,366
Pool ZS4693, 3.00%, 12/01/46	3,299,180	3,482,554
Pool SD8037, 2.50%, 01/01/50	6,684,269	6,963,092
Pool RA2341, 2.50%, 04/01/50	4,767,416	4,979,670
Pool SD8104, 1.50%, 11/01/50	2,986,000	3,007,813

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$50,335,694

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 13.6%
Pool 975207, 5.00%, 03/01/23	10,753	11,238
Pool AE2520, 3.00%, 01/01/26	166,006	173,824
Pool 329794, 7.00%, 02/01/26	10,115	11,079
Pool 256639, 5.00%, 02/01/27	7,035	7,740
Pool 256752, 6.00%, 06/01/27	11,432	12,956
Pool 402255, 6.50%, 12/01/27	835	918
Pool AB8997, 2.50%, 04/01/28	112,158	116,823
Pool AS4480, 2.50%, 02/01/30	692,867	722,030
Pool AS7462, 2.50%, 06/01/31	289,284	302,869
Pool 254007, 6.50%, 10/01/31	7,690	9,075
Pool 638023, 6.50%, 04/01/32	44,378	49,191
Pool 642345, 6.50%, 05/01/32	35,785	39,667
Pool 651292, 6.50%, 07/01/32	56,121	62,208
Pool 686398, 6.00%, 03/01/33	128,497	147,478
Pool BP6496, 2.00%, 07/01/35	1,370,928	1,422,450
Pool MA4095, 2.00%, 08/01/35	1,948,863	2,022,229

Description	Par Value	Value

Pool 745412, 5.50%, 12/01/35	$14,004	$16,084
Pool 888789, 5.00%, 07/01/36	153,065	173,557
Pool 256515, 6.50%, 12/01/36	9,107	10,721
Pool AE0217, 4.50%, 08/01/40	84,139	93,384
Pool AB1796, 3.50%, 11/01/40	523,388	562,899
Pool AH5583, 4.50%, 02/01/41	241,254	268,503
Pool 890551, 4.50%, 08/01/41	52,185	58,095
Pool AL0658, 4.50%, 08/01/41	303,254	337,597
Pool AL1319, 4.50%, 10/01/41	469,609	516,150
Pool AL6302, 4.50%, 10/01/41	520,078	578,801
Pool AX5302, 4.00%, 01/01/42	899,840	990,882
Pool AK4523, 4.00%, 03/01/42	1,146,285	1,269,891
Pool AL2034, 4.50%, 04/01/42	136,871	152,141
Pool AB7936, 3.00%, 02/01/43	1,225,989	1,316,940
Pool AL3761, 4.50%, 02/01/43	174,071	192,545
Pool MA1458, 3.00%, 06/01/43	326,672	346,701
Pool AT7899, 3.50%, 07/01/43	1,954,693	2,091,651
Pool AS0302, 3.00%, 08/01/43	3,247,919	3,438,783
Pool AU4279, 3.00%, 09/01/43	625,588	664,057
Pool AL5537, 4.50%, 04/01/44	244,741	272,878
Pool AS3155, 4.00%, 08/01/44	52,529	57,877
Pool AX0833, 3.50%, 09/01/44	607,394	664,840
Pool AL6325, 3.00%, 10/01/44	2,074,380	2,211,981
Pool AS5136, 4.00%, 06/01/45	257,466	281,720
Pool AZ7362, 4.00%, 11/01/45	704,787	773,420
Pool AZ9565, 3.50%, 12/01/45	1,116,266	1,202,917
Pool BC0326, 3.50%, 12/01/45	875,254	943,196
Pool BC0245, 3.00%, 02/01/46	517,650	546,570
Pool BC0830, 3.00%, 04/01/46	752,351	794,385
Pool AS7568, 4.50%, 07/01/46	125,845	136,040
Pool BC4764, 3.00%, 10/01/46	959,051	1,012,634
Pool MA2771, 3.00%, 10/01/46	312,384	330,688
Pool AS8276, 3.00%, 11/01/46	1,065,202	1,127,617
Pool BC9003, 3.00%, 11/01/46	1,005,837	1,062,035
Pool BE1899, 3.00%, 11/01/46	3,717,334	3,925,031
Pool BE3767, 3.50%, 07/01/47	1,162,659	1,236,250
Pool BH2618, 3.50%, 08/01/47	333,833	354,964
Pool MA3088, 4.00%, 08/01/47	1,065,216	1,146,720
Pool BH4010, 4.50%, 09/01/47	1,034,659	1,117,663
Pool BH9215, 3.50%, 01/01/48	1,578,351	1,674,342
Pool BJ0650, 3.50%, 03/01/48	6,812,959	7,197,737
Pool BJ0639, 4.00%, 03/01/48	435,201	466,253
Pool BJ9169, 4.00%, 05/01/48	2,064,595	2,211,910
Pool BK4764, 4.00%, 08/01/48	1,986,597	2,128,349
Pool BN1628, 4.50%, 11/01/48	1,034,377	1,119,019
Pool BM5334, 3.50%, 01/01/49	1,334,895	1,444,872
Pool MA3871, 3.00%, 12/01/49	4,570,767	4,778,233
Pool CA5306, 3.00%, 03/01/50	3,992,941	4,189,698
Pool CA5353, 3.50%, 03/01/50	3,030,428	3,202,978
Pool MA4100, 2.00%, 08/01/50	1,973,459	2,036,274
Pool FM3989, 2.50%, 08/01/50	1,371,709	1,433,524
Pool MA4119, 2.00%, 09/01/50	1,407,936	1,452,755
Pool BQ2999, 2.50%, 10/01/50	2,870,000	3,025,259
Pool CA7383, 3.00%, 10/01/50	2,982,287	3,239,904
Pool TBA, 2.00%, 12/01/50‡	4,000,000	4,115,937

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$81,107,627

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354677, 7.50%, 10/15/23	$5,776	$6,198
Pool 354713, 7.50%, 12/15/23	2,982	3,175
Pool 354765, 7.00%, 02/15/24	10,520	11,672
Pool 354827, 7.00%, 05/15/24	6,719	7,460
Pool 385623, 7.00%, 05/15/24	11,994	13,239
Pool 360869, 7.50%, 05/15/24	10,561	11,340
Pool 2077, 7.00%, 09/20/25	3,455	3,797
Pool 503405, 6.50%, 04/15/29	14,556	15,250

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$72,131

TOTAL MORTGAGE-BACKED SECURITIES
(COST $127,932,179)		$131,515,452

MUNICIPAL BOND – 0.4%

GENERAL – 0.4%

New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds (Series B), 4.13%, 06/15/42	2,500,000	2,340,925

TOTAL MUNICIPAL BOND
(COST $2,500,000)		$2,340,925

U.S. TREASURY OBLIGATIONS – 24.1%

U.S. TREASURY BONDS – 6.5%
6.38%, 08/15/27#	450,000	623,025
5.25%, 02/15/29	500,000	681,731
6.25%, 05/15/30	500,000	750,273
5.38%, 02/15/31	600,000	867,537
3.00%, 05/15/42	500,000	643,471
3.63%, 08/15/43	881,000	1,245,074
3.75%, 11/15/43	365,000	525,536
3.63%, 02/15/44	2,106,000	2,982,582
3.13%, 08/15/44	6,637,000	8,748,146
3.00%, 11/15/44	2,000,000	2,586,482
2.50%, 02/15/45	2,135,000	2,540,175
3.00%, 05/15/45	2,000,000	2,589,626
2.88%, 08/15/45	300,000	380,990
3.00%, 11/15/45#	765,000	993,317
2.50%, 02/15/46	280,000	333,723
3.00%, 02/15/47	1,098,000	1,433,101
3.00%, 05/15/47	1,695,000	2,214,956
2.75%, 11/15/47	2,235,000	2,798,014
1.25%, 05/15/50#	6,300,000	5,686,836

TOTAL U.S. TREASURY BONDS		$38,624,595

U.S. TREASURY NOTES – 17.6%
2.63%, 11/15/20	500,000	500,392
2.00%, 11/15/21	1,000,000	1,019,271
1.75%, 05/15/22	380,000	389,292
2.13%, 06/30/22	6,615,000	6,831,581
1.63%, 08/15/22	6,000,000	6,158,044
1.63%, 11/15/22	1,928,000	1,985,437
2.50%, 03/31/23	7,000,000	7,392,432
1.75%, 05/15/23	2,000,000	2,079,634
1.63%, 05/31/23	12,400,000	12,860,816
2.50%, 08/15/23	200,000	212,873
2.00%, 04/30/24	10,195,000	10,819,686
1.75%, 07/31/24	1,900,000	2,005,162

Description	Par Value	Value

2.38%, 08/15/24	$5,600,000	$6,045,602
2.00%, 02/15/25	4,655,000	4,988,117
2.13%, 05/15/25	2,500,000	2,700,411
2.00%, 08/15/25	295,000	317,821
2.25%, 11/15/25	230,000	251,317
1.63%, 02/15/26	8,000,000	8,502,763
1.63%, 05/15/26	4,695,000	4,993,768
2.00%, 11/15/26	4,180,000	4,546,660
2.75%, 02/15/28	6,000,000	6,890,361
2.38%, 05/15/29	2,500,000	2,830,851
1.63%, 08/15/29#	5,000,000	5,356,227
1.50%, 02/15/30	5,000,000	5,300,921

TOTAL U.S. TREASURY NOTES		$104,979,439

TOTAL U.S. TREASURY OBLIGATIONS
(COST $129,934,758)		$143,604,034

	Number of Shares
INVESTMENT COMPANY – 1.0%

EXCHANGE-TRADED FUND – 1.0%

iShares iBoxx High Yield Corporate Bond ETF	68,340	5,732,359

TOTAL INVESTMENT COMPANY
(COST $6,002,419)		$5,732,359

MONEY MARKET FUND – 1.9%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%^	11,637,621	11,637,621

TOTAL MONEY MARKET FUND
(COST $11,637,621)		$11,637,621

	Par Value
CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 4.2%

REPURCHASE AGREEMENTS – 4.2%

Bank of America Securities, Inc., 0.09%,dated 10/30/20, due 11/02/20,repurchase price $4,699,416 collateralized by U.S. Government Agency Securities, 2.00% to 5.00%, maturing 11/01/27 to 11/01/50; total market value of $4,793,369.	$4,699,381	4,699,381

Citigroup Global Markets Ltd., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $4,699,416 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 10/31/20 to 8/20/70; total market value of $4,793,369.	4,699,381	4,699,381

Daiwa Capital Markets America, 0.10%,dated 10/30/20, due 11/02/20, repurchase price $4,699,420 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 12/31/20 to 11/01/50; total market value of $4,793,369.	4,699,381	4,699,381

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

National Bank Financial, 0.14%, dated 10/30/20, due 11/02/20, repurchase price $4,699,436 collateralized by U.S. Treasury Securities, 0.13% to 6.25%, maturing 11/02/20 to 9/09/49; total market value of $4,793,365.	$4,699,381	$4,699,381

Nomura Securities International, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $1,236,646 collateralized by U.S. Government Agency Securities, 2.00% to 5.50%, maturing 10/01/34 to 9/20/50; total market value of $1,261,370.	1,236,637	1,236,637

RBC Dominion Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $4,699,416 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 2/04/21 to 11/01/50; total market value of $4,793,369.	4,699,381	4,699,381

TOTAL REPURCHASE AGREEMENTS (COST $24,733,542)		$24,733,542

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $24,733,542)		$24,733,542

TOTAL INVESTMENTS – 104.7%
(COST $589,593,787)		$625,000,289
COLLATERAL FOR SECURITIES ON LOAN – (4.2%)		(24,733,542)
OTHER ASSETS LESS LIABILITIES – (0.5)%		(3,113,315)

TOTAL NET ASSETS – 100.0%		$597,153,432

Cost of investments for Federal income tax purposes is $589,638,068. The net unrealized appreciation/(depreciation) of investments was $35,362,221. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $37,395,021 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(2,032,800).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Asset-Backed Security	$—	$214,273	$—	$214,273
Collateralized Mortgage Obligations	—	1,295,863	—	1,295,863
Commercial Paper	—	16,984,832	—	16,984,832
Corporate Bonds	—	267,618,225	—	267,618,225
Enhanced Equipment Trust Certificates	—	322,713	—	322,713
Government Agencies	—	19,000,450	—	19,000,450
Mortgage-Backed Securities	—	131,515,452	—	131,515,452
Municipal Bond	—	2,340,925	—	2,340,925
U.S. Treasury Obligations	—	143,604,034	—	143,604,034
Investment Company	5,732,359	—	—	5,732,359
Money Market Fund	11,637,621	—	—	11,637,621
Repurchase Agreements	—	24,733,542	—	24,733,542

Total	$17,369,980	$607,630,309	$—	$625,000,289

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (concluded)

**	Represents less than 0.05%.
Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2020, these liquid restricted securities amounted to $29,512,708 representing 4.94% of total net assets.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[t]	The rate shown reflects the effective yield at purchase date.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
‡	Delayed delivery security.
^	7-Day net yield.

The following acronyms are used throughout this Fund:

BKNT	Bank Notes
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
PLC	Public Limited Company
SOFRRATE	Secured Overnight Financing Rate
TBA	To Be Announced Security
USD	United States Dollar
UST	United States Treasury

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

12

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Intermediate-Term Bond Fund

At October 31, 2020, the Fund’s portfolio composition was as follows (unaudited):

	Percentage of
	Total Net Assets
Corporate Bonds	58.4%
U.S. Treasury Obligations	31.8%
Government Agencies	5.4%
Mortgage-Backed Securities	1.2%
Adjustable Rate Mortgage	0.0	%(1)
Cash Equivalents(2)	3.3%
Cash Collateral Invested for Securities on Loan(3)	1.6%
Other Assets and Liabilities - Net(4)	(1.7)%

TOTAL	100.0%

Percentage of
Credit Quality Diversification(5)	Total Net Assets
U.S. Government Agency Securities	6.6%
U.S. Treasury	31.8%
A / A	15.1%
BBB / Baa	39.9%
BB / Ba	2.3%
B / B	1.1%
Not Rated	4.9%
Other Assets and Liabilities - Net(4)	(1.7)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(5)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Par Value	Value
ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 8.82%, Floor 1.72%), 2.59%, 05/01/33Δ	$8,182	$8,608

TOTAL ADJUSTABLE RATE MORTGAGE (COST $8,171)		$8,608

CORPORATE BONDS – 58.4%

AEROSPACE & DEFENSE – 0.8%

Boeing Co. (The), Sr. Unsecured
1.95%, 02/01/24	250,000	249,435
3.20%, 03/01/29	150,000	146,668

TOTAL AEROSPACE & DEFENSE		$396,103

AUTOMOTIVE – 1.8%

Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 03/18/24	250,000	263,276

General Motors Financial Co., Inc., Sr. Unsecured
4.20%, 11/06/21	375,000	386,682
2.90%, 02/26/25	230,000	239,154

TOTAL AUTOMOTIVE		$889,112

Description	Par Value	Value

BEVERAGES – 0.9%

Keurig Dr Pepper, Inc., Company Guaranteed,
3.55%, 05/25/21	$300,000	$305,352

PepsiCo, Inc., Sr. Unsecured,
2.75%, 03/19/30	120,000	133,091

TOTAL BEVERAGES		$438,443

BIOTECHNOLOGY – 0.5%

Amgen, Inc., Sr. Unsecured,
2.25%, 08/19/23	225,000	235,198

BUILDING PRODUCTS – 1.4%

Carrier Global Corp., Sr. Unsecured,
2.49%, 02/15/27Ω	250,000	262,064

Johnson Controls International PLC, Sr. Unsecured,
3.63%, 07/02/24ÿ	373,000	404,967

TOTAL BUILDING PRODUCTS		$667,031

CAPITAL MARKETS – 6.8%

Bank of America Corp., Sr. Unsecured, MTN
(SOFRRATE + 0.74%), 0.81%, 10/24/24Δ	120,000	120,277
(SOFRRATE + 1.15%), 1.32%, 06/19/26Δ	250,000	251,974
Fifth Third Bancorp, Subordinated,
4.30%, 01/16/24	250,000	275,090

Goldman Sachs Group, Inc. (The), Sr. Unsecured, (3 Month USD LIBOR + 1.20%),
3.27%, 09/29/25Δ	210,000	227,796

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

PNC Financial Services Group, Inc. (The), Sr. Unsecured,
3.45%, 04/23/29	$100,000	$114,250

PNC Financial Services Group, Inc. (The), Subordinated,
3.90%, 04/29/24	200,000	220,073

State Street Corp., Subordinated,
3.10%, 05/15/23	250,000	266,895

TD Ameritrade Holding Corp., Sr. Unsecured,
2.95%, 04/01/22	250,000	257,901

Toronto-Dominion Bank (The), Sr. Unsecured, GMTN,
3.25%, 03/11/24	275,000	298,379

Truist Bank, Sr. Unsecured,
3.20%, 04/01/24	175,000	189,132

Truist Bank, Subordinated,
3.63%, 09/16/25	250,000	280,776

Truist Financial Corp., Sr. Unsecured,
2.70%, 01/27/22	250,000	256,940

U.S. Bancorp, Subordinated,
3.00%, 07/30/29	500,000	551,609

TOTAL CAPITAL MARKETS		$3,311,092

COMMERCIAL SERVICES & SUPPLIES – 1.2%

Global Payments, Inc., Sr. Unsecured
3.80%, 04/01/21	300,000	303,394
2.65%, 02/15/25	275,000	290,998

TOTAL COMMERCIAL SERVICES & SUPPLIES		$594,392

COMPUTERS – 2.3%

Hewlett Packard Enterprise Co., Sr. Unsecured
4.40%, 10/15/22	425,000	453,335
1.45%, 04/01/24	150,000	152,791

International Business Machines Corp., Sr. Unsecured,
2.85%, 05/13/22	480,000	498,415

TOTAL COMPUTERS		$1,104,541

DIVERSIFIED FINANCIAL SERVICES – 6.8%

American Express Co., Sr. Unsecured
(3 Month USD LIBOR + 0.53%), 0.81%, 05/17/21Δ	165,000	165,333
3.13%, 05/20/26	150,000	167,339

Bank of America Corp., Sr. Unsecured, MTN,
2.50%, 10/21/22	415,000	423,518

Bank of Montreal, Sr. Unsecured, MTN,
1.90%, 08/27/21	180,000	182,478

Capital One Financial Corp., Sr. Unsecured
(3 Month USD LIBOR + 0.95%), 1.19%, 03/09/22Δ	250,000	252,021
3.90%, 01/29/24	250,000	273,255

Charles Schwab Corp. (The), Sr. Unsecured
(3 Month USD LIBOR + 0.32%), 0.57%,
05/21/21Δ	155,000	155,211
3.20%, 03/02/27	315,000	349,794

JPMorgan Chase & Co., Sr. Unsecured
(SOFRRATE + 1.46%), 1.51%, 06/01/24Δ	65,000	66,388
(SOFRRATE + 1.58%), 2.01%, 03/13/26Δ	150,000	155,588

JPMorgan Chase & Co., Subordinated,
3.88%, 09/10/24	300,000	331,736

Description	Par Value	Value

National Rural Utilities Cooperative Finance Corp., Collateral Trust,
3.70%, 03/15/29	$260,000	$303,619

Truist Financial Corp., Sr. Unsecured, MTN,
(3 Month USD LIBOR + 0.65%),
0.88%, 04/01/22Δ	345,000	347,285

Wells Fargo & Co., Sr. Unsecured, MTN,
(3 Month USD LIBOR + 0.75%),
2.16%, 02/11/26Δ	140,000	145,241

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,318,806

ELECTRIC – 4.3%

DTE Energy Co., Sr. Unsecured
3.70%, 08/01/23	300,000	324,847
3.50%, 06/01/24	250,000	270,783

Exelon Generation Co. LLC, Sr. Unsecured,
3.25%, 06/01/25	250,000	272,320

FirstEnergy Corp., Series A, Sr. Unsecured,
1.60%, 01/15/26	250,000	243,896

Southern Co. (The), Sr. Unsecured,
2.35%, 07/01/21	500,000	505,777

Union Electric Co., 1st Mortgage,
3.50%, 03/15/29	220,000	253,488

WEC Energy Group, Inc., Sr. Unsecured,
1.38%, 10/15/27	250,000	249,611

TOTAL ELECTRIC		$2,120,722

ELECTRONICS – 0.4%

Honeywell International, Inc., Sr. Unsecured,
0.48%, 08/19/22	175,000	175,266

FOOD & STAPLES RETAILING – 1.7%

Conagra Brands, Inc.,
1.38%, 11/01/27	200,000	197,914

Kroger Co. (The), Sr. Unsecured,
2.95%, 11/01/21	250,000	255,867

McCormick & Co., Inc., Sr. Unsecured,
2.50%, 04/15/30	350,000	370,214

TOTAL FOOD & STAPLES RETAILING		$823,995

HEALTHCARE-SERVICES – 1.9%

Anthem, Inc., Sr. Unsecured,
3.65%, 12/01/27	300,000	339,498

CommonSpirit Health, Sr. Secured
2.76%, 10/01/24	110,000	115,410
3.35%, 10/01/29	150,000	156,563

UnitedHealth Group, Inc., Sr. Unsecured,
2.38%, 10/15/22	300,000	312,134

TOTAL HEALTHCARE-SERVICES		$923,605

HOUSEHOLD PRODUCTS/WARES – 0.5%

Church & Dwight Co., Inc., Sr. Unsecured,
2.45%, 08/01/22	225,000	232,035

INSURANCE – 1.0%

Aon PLC, Company Guaranteed
2.80%, 03/15/21	240,000	241,722
4.00%, 11/27/23	250,000	272,781
TOTAL INSURANCE
		$514,503

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

MACHINERY – 1.1%

Caterpillar Financial Services Corp., Sr. Unsecured,
0.65%, 07/07/23	$50,000	$50,233

Roper Technologies, Inc., Sr. Unsecured
3.13%, 11/15/22	125,000	130,777
3.80%, 12/15/26	300,000	343,631

TOTAL MACHINERY		$524,641

MEDIA – 1.9%

CCO Holdings LLC, Sr. Unsecured,
4.25%, 02/01/31Ω	500,000	512,500

Discovery Communications LLC, Company Guaranteed,
4.13%, 05/15/29	350,000	398,838

TOTAL MEDIA		$911,338

MISCELLANEOUS MANUFACTURING – 3.7%

3M Co., Sr. Unsecured,
2.65%, 04/15/25	250,000	271,324

Textron, Inc., Sr. Unsecured
3.65%, 03/01/21	125,000	126,216
4.30%, 03/01/24	500,000	545,986
2.45%, 03/15/31	500,000	495,758

Trane Technologies Global Holding Co. Ltd., Company Guaranteed,
4.25%, 06/15/23	330,000	361,845

TOTAL MISCELLANEOUS MANUFACTURING		$1,801,129

OIL & GAS – 2.4%

Dominion Energy Gas Holdings LLC, Sr. Unsecured,
3.00%, 11/15/29	500,000	545,540

Phillips 66, Company Guaranteed,
4.30%, 04/01/22	400,000	422,472

Pioneer Natural Resources Co., Sr. Unsecured,
1.90%, 08/15/30	240,000	224,763

TOTAL OIL & GAS		$1,192,775

PHARMACEUTICALS – 4.4%

AbbVie, Inc., Sr. Unsecured
3.75%, 11/14/23	150,000	163,396
3.60%, 05/14/25	550,000	609,467

AstraZeneca PLC, Sr. Unsecured,
0.70%, 04/08/26	100,000	98,649

Bristol-Myers Squibb Co., Sr. Unsecured,
2.75%, 02/15/23	260,000	273,260

Cardinal Health, Inc., Sr. Unsecured,
3.20%, 03/15/23	350,000	370,330

CVS Health Corp., Sr. Unsecured
3.70%, 03/09/23	108,000	115,532
1.30%, 08/21/27	145,000	142,612

Elanco Animal Health, Inc., Sr. Unsecured,
4.91%, 08/27/21	250,000	255,820

Zoetis, Inc., Sr. Unsecured,
3.00%, 09/12/27	125,000	137,635

TOTAL PHARMACEUTICALS		$2,166,701

PIPELINES – 2.2%

Enterprise Products Operating LLC, Company Guaranteed,
2.80%, 02/15/21	225,000	226,630

Description	Par Value	Value

ONEOK Partners LP, Company Guaranteed,
3.38%, 10/01/22	$450,000	$466,691

Plains All American Pipeline LP, Sr. Unsecured,
3.85%, 10/15/23	366,000	382,947

TOTAL PIPELINES		$1,076,268

REAL ESTATE INVESTMENT TRUSTS – 3.3%

American Tower Corp., Sr. Unsecured,
5.00%, 02/15/24	250,000	283,137

Healthcare Realty Trust, Inc., Sr. Unsecured
3.88%, 05/01/25	300,000	328,489
3.63%, 01/15/28	300,000	331,968

Healthpeak Properties, Inc., Sr. Unsecured,
3.25%, 07/15/26	110,000	122,003

Ventas Realty LP, Company Guaranteed,
4.00%, 03/01/28	250,000	275,204

Welltower, Inc., Sr. Unsecured,
3.63%, 03/15/24	250,000	271,008

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,611,809

RETAIL – 2.3%

Amazon.com, Inc., Sr. Unsecured,
1.20%, 06/03/27	100,000	101,225

Home Depot, Inc. (The), Sr. Unsecured,
2.13%, 09/15/26	225,000	241,468

Lowe’s Cos., Inc., Sr. Unsecured,
3.65%, 04/05/29	200,000	230,357

McDonald’s Corp., Sr. Unsecured, MTN,
3.30%, 07/01/25	250,000	276,604

Target Corp., Sr. Unsecured,
2.25%, 04/15/25	250,000	267,200

TOTAL RETAIL		$1,116,854

SEMICONDUCTORS – 0.4%

Applied Materials, Inc., Sr. Unsecured,
1.75%, 06/01/30	50,000	51,067

QUALCOMM, Inc., Sr. Unsecured,
3.25%, 05/20/27	150,000	167,398

TOTAL SEMICONDUCTORS		$218,465

SOFTWARE – 0.1%

Oracle Corp., Sr. Unsecured,
2.50%, 04/01/25	50,000	53,541

TELECOMMUNICATIONS – 1.6%

AT&T, Inc., Sr. Unsecured
2.95%, 07/15/26	200,000	218,097
1.65%, 02/01/28	300,000	297,350

Verizon Communications, Inc., Sr. Unsecured,
2.63%, 08/15/26	240,000	261,558

TOTAL TELECOMMUNICATIONS		$777,005

TRANSPORTATION – 1.6%

Ryder System, Inc., Sr. Unsecured, MTN
2.50%, 09/01/22	265,000	274,085
3.40%, 03/01/23	500,000	528,686

TOTAL TRANSPORTATION		$802,771

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

TRUCKING & LEASING – 1.1%
GATX Corp., Sr. Unsecured,
3.25%, 09/15/26	$505,000	$551,103

TOTAL CORPORATE BONDS
(COST $27,105,759)		$28,549,244

GOVERNMENT AGENCIES – 5.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.4%
0.38%, 05/05/23#	500,000	502,008
0.30%, 08/10/23	400,000	399,883
0.38%, 07/21/25	250,000	248,686

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,150,577

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.0%
0.25%, 05/22/23	700,000	700,635
0.63%, 04/22/25#	750,000	756,546

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,457,181

TOTAL GOVERNMENT AGENCIES
(COST $2,597,668)		$2,607,758

MORTGAGE-BACKED SECURITIES – 1.2%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%
Pool C90504, 6.50%, 12/01/21	1,905	1,962
Pool G01625, 5.00%, 11/01/33	19,866	22,559
Pool A18401, 6.00%, 02/01/34	21,094	24,518
Pool G08097, 6.50%, 11/01/35	16,413	19,523
Pool G02390, 6.00%, 09/01/36	6,182	7,192
Pool G08193, 6.00%, 04/01/37	17,988	20,919

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$96,673

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.7%
Pool AE2520, 3.00%, 01/01/26	210,578	220,496
Pool 256639, 5.00%, 02/01/27	14,069	15,481
Pool 256752, 6.00%, 06/01/27	14,290	16,195
Pool 257007, 6.00%, 12/01/27	23,505	26,646
Pool 254240, 7.00%, 03/01/32	23,224	26,568
Pool 745412, 5.50%, 12/01/35	14,116	16,213

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$321,599

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%
Pool 780825, 6.50%, 07/15/28	35,820	41,027
Pool 2616, 7.00%, 07/20/28	20,958	25,126
Pool 2701, 6.50%, 01/20/29	43,384	50,821
Pool 426727, 7.00%, 02/15/29	4,480	5,103
Pool 781231, 7.00%, 12/15/30	19,496	23,610

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$145,687

TOTAL MORTGAGE-BACKED SECURITIES
(COST $509,197)		$563,959

U.S. TREASURY OBLIGATIONS – 31.8%

U.S. TREASURY NOTES – 31.8%
1.38%, 05/31/21	80,000	80,577
2.13%, 06/30/21	100,000	101,316
1.88%, 07/31/22	125,000	128,742
1.50%, 08/15/22	150,000	153,600

Description	Par Value	Value
2.00%, 02/15/23	$200,000	$208,367
2.50%, 03/31/23	400,000	422,425
2.75%, 05/31/23	200,000	213,214
0.25%, 06/15/23	250,000	250,462
2.50%, 08/15/23	250,000	266,091
1.63%, 10/31/23#	490,000	510,900
2.75%, 11/15/23	550,000	592,454
2.25%, 01/31/24	650,000	692,765
2.50%, 05/15/24	500,000	539,701
2.38%, 08/15/24	750,000	809,679
0.38%, 04/30/25	250,000	250,469
2.13%, 05/15/25	300,000	324,049
0.25%, 05/31/25	750,000	746,838
2.00%, 08/15/25	900,000	969,625
2.25%, 11/15/25	1,000,000	1,092,683
2.88%, 11/30/25	800,000	899,650
1.63%, 05/15/26	775,000	824,317
2.00%, 11/15/26	500,000	543,859
2.25%, 02/15/27	30,000	33,148
1.13%, 02/28/27	250,000	258,727
0.50%, 06/30/27	150,000	148,956
0.50%, 08/31/27	500,000	495,819
2.25%, 11/15/27	500,000	555,518
2.75%, 02/15/28	750,000	861,295
2.88%, 05/15/28	1,000,000	1,160,904
3.13%, 11/15/28	650,000	771,563
2.38%, 05/15/29	400,000	452,936
0.63%, 05/15/30	200,000	195,817

TOTAL U.S. TREASURY NOTES		$15,556,466

TOTAL U.S. TREASURY OBLIGATIONS
(COST $14,380,154)		$15,556,466

	Number of Shares

MONEY MARKET FUND – 3.3%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%^	1,622,266	1,622,266

TOTAL MONEY MARKET FUND
(COST $1,622,266)		$1,622,266

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 1.6%

REPURCHASE AGREEMENTS – 1.6%
Bank of America Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $153,263 collateralized by U.S. Government Agency Securities, 2.00% to 5.00%, maturing 11/01/27 to 11/01/50; total market value of $156,327.	$153,262	153,262
Citigroup Global Markets Ltd., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $153,263 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 10/31/20 to 8/20/70; total market value of $156,327.	153,262	153,262

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value
Daiwa Capital Markets America, 0.10%, dated 10/30/20, due 11/02/20, repurchase price $153,263 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 12/31/20 to 11/01/50; total market value of $156,327.	$153,262	$153,262
National Bank Financial, 0.14%, dated 10/30/20, due 11/02/20, repurchase price $153,264 collateralized by U.S. Treasury Securities, 0.13% to 6.25%, maturing 11/02/20 to 9/09/49; total market value of $156,327.	153,262	153,262
Nomura Securities International, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $40,332 collateralized by
U.S. Government Agency Securities, 2.00% to 5.50%, maturing 10/01/34 to 9/20/50; total market value of $41,139.	40,332	40,332
RBC Dominion Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $153,263 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 2/04/21 to 11/01/50; total market value of $156,327.	153,262	153,262

TOTAL REPURCHASE AGREEMENTS (COST $806,642)		$806,642

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $806,642)		$806,642

TOTAL INVESTMENTS – 101.7%
(COST $47,029,857)		$49,714,943
COLLATERAL FOR SECURITIES ON LOAN – (1.6%)		(806,642)
OTHER ASSETS LESS LIABILITIES – (0.1)%		(41,431)

TOTAL NET ASSETS – 100.0%		$48,866,870

Cost of investments for Federal income tax purposes is $47,029,857. The net unrealized appreciation/(depreciation) of investments was $2,685,086. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $2,733,485 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(48,399).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Adjustable Rate Mortgage	$—	$8,608	$—	$8,608
Corporate Bonds	—	28,549,244	—	28,549,244
Government Agencies	—	2,607,758	—	2,607,758
Mortgage-Backed Securities	—	563,959	—	563,959
U.S. Treasury Obligations	—	15,556,466	—	15,556,466
Money Market Fund	1,622,266	—	—	1,622,266
Repurchase Agreements	—	806,642	—	806,642

Total	$1,622,266	$48,092,677	$—	$49,714,943

**	Represents less than 0.05%.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (concluded)

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2020, these liquid restricted securities amounted to $774,564 representing 1.59% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
^	7-Day net yield.

The following acronyms are used throughout this Fund:

GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
PLC	Public Limited Company
SOFRRATE	Secured Overnight Financing Rate
USD	United States Dollar

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

18

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Short-Term Bond Fund

At October 31, 2020, the Fund’s portfolio composition was as follows (unaudited):

	Percentage of Total Net Assets
Corporate Bonds	73.6%
U.S. Treasury Obligations	15.1%
Commercial Paper	5.0%
Mortgage-Backed Securities	3.4%
Collateralized Mortgage Obligations	1.6%
Investment Company	0.9%
Adjustable Rate Mortgage	0.0	%(1)
Cash Equivalents(2)	0.2%
Cash Collateral Invested for Securities on Loan(3)	2.1%
Other Assets and Liabilities - Net(4)	(1.9)%

TOTAL	100.0%

Credit Quality Diversification(5)	Percentage of Total Net Assets
U.S. Government Agency Securities	4.8%
U.S. Treasury	15.1%
A / A	19.6%
BBB / Baa	48.6%
BB / Ba	5.5%
Not Rated	8.3%
Other Assets and Liabilities - Net(4)	(1.9)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(5)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 399251, (UST Yield Curve CMT 1 Year + 2.07%, Cap 11.19%, Floor 2.07%), 2.32%, 09/01/27Δ	$33	$33

TOTAL ADJUSTABLE RATE MORTGAGE (COST $33)		$33
COLLATERALIZED MORTGAGE OBLIGATIONS – 1.6%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.0%**

Series 1577, Class PK, 6.50%, 09/15/23	4,240	4,473
Series 1644, Class K, 6.75%, 12/15/23	3,227	3,428
Series 1686, Class PJ, 5.00%, 02/15/24	326	340
Series 3799, Class GK, 2.75%, 01/15/21	679	680

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$8,921

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.4%

Series 1993-113, Class PK, 6.50%, 07/25/23	5,156	5,473

Series 1993-127, Class H, 6.50%, 07/25/23	5,885	6,213

Series 1993-202, Class J, 6.50%, 11/25/23	3,723	3,937

Series 1994-3, Class PL, 5.50%, 01/25/24	6,058	6,377

Series 1994-55, Class H, 7.00%, 03/25/24	7,124	7,595

Description	Par Value	Value

Series 2011-66, Class QE, 2.00%, 07/25/21	$16,010	$16,067

Series 2011-81, Class PA, 3.50%, 08/25/26	546,234	562,517

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$608,179

WHOLE LOAN – 0.2%

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 3.85%, 02/25/34Δ	43,525	41,159

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 3.25%, 11/25/35Δ	56,072	53,262

TOTAL WHOLE LOAN		$94,421

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $728,616)		$711,521

COMMERCIAL PAPER – 5.0%t

Dow Chemical Co. (The), 0.22%, 11/16/20	380,000	379,966

Enbridge US, Inc., 0.16%, 11/06/20	700,000	699,976

General Motors Financial Co., Inc., 0.75%, 01/27/21	800,000	798,531

Whirlpool Corp., 0.16%, 11/13/20	351,000	350,976

TOTAL COMMERCIAL PAPER (COST $2,229,481)		$2,229,449

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

CORPORATE BONDS – 73.6%

AEROSPACE & DEFENSE – 2.8%

Boeing Co. (The), Sr. Unsecured,
1.95%, 02/01/24	$250,000	$249,435

General Dynamics Corp., Company
Guaranteed,
3.25%, 04/01/25	285,000	314,285

Raytheon Technologies Corp., Sr. Unsecured,
2.80%, 03/15/22Ω	680,000	700,093

TOTAL AEROSPACE & DEFENSE		$1,263,813

AGRICULTURE – 0.4%

Archer-Daniels-Midland Co., Sr. Unsecured,
2.75%, 03/27/25	185,000	200,939

AUTOMOTIVE – 4.3%

Ford Motor Co., Sr. Unsecured,
8.50%, 04/21/23	200,000	220,924

Ford Motor Credit Co. LLC, Sr. Unsecured
5.58%, 03/18/24	250,000	263,276
5.13%, 06/16/25	500,000	520,856

General Motors Co., Sr. Unsecured,
5.40%, 10/02/23	165,000	182,696

PACCAR Financial Corp., Sr. Unsecured, MTN
2.65%, 05/10/22	340,000	351,818
2.65%, 04/06/23	130,000	137,234
1.80%, 02/06/25	250,000	261,521

TOTAL AUTOMOTIVE		$1,938,325

BEVERAGES – 1.2%

Keurig Dr. Pepper, Inc., Company Guaranteed,
4.06%, 05/25/23	500,000	542,732

BUILDING PRODUCTS – 0.6%

Carrier Global Corp., Sr. Unsecured,
1.92%, 02/15/23Ω	250,000	257,544

CAPITAL MARKETS – 14.4%

Bank of America Corp., Sr. Unsecured,
(3 Month USD LIBOR + 0.79%),
3.00%, 12/20/23Δ	500,000	524,709

Bank of America Corp., Sr. Unsecured, MTN,
(SOFRRATE + 0.73%),
0.82%, 10/24/24Δ	1,000,000	1,001,638

Bank of Nova Scotia (The), Sr. Unsecured,
1.30%, 06/11/25	500,000	509,713

Credit Suisse AG, Sr. Unsecured,
2.10%, 11/12/21	390,000	396,921

Goldman Sachs Group, Inc. (The), Sr.
Unsecured
5.75%, 01/24/22	500,000	532,518
3.63%, 01/22/23	750,000	800,945

KeyBank NA, Sr. Unsecured, BKNT,
2.40%, 06/09/22	315,000	324,881

Morgan Stanley, Sr. Unsecured, GMTN,
3.13%, 01/23/23	500,000	528,377

Toronto-Dominion Bank (The), Sr. Unsecured,
MTN,
2.65%, 06/12/24	1,000,000	1,068,415

Truist Bank, Sr. Unsecured, BKNT,
2.80%, 05/17/22	750,000	776,895

TOTAL CAPITAL MARKETS		$6,465,012

Description	Par Value	Value

COMMERCIAL SERVICES & SUPPLIES – 0.6%

Global Payments, Inc., Sr. Unsecured,
2.65%, 02/15/25	$250,000	$264,544

COMPUTERS – 0.5%

Hewlett Packard Enterprise Co., Sr. Unsecured,
1.45%, 04/01/24	240,000	244,466

DIVERSIFIED FINANCIAL SERVICES – 8.1%

Citigroup, Inc., Sr. Unsecured
2.70%, 03/30/21	700,000	707,090
2.70%, 10/27/22#	750,000	782,203

Lloyds Banking Group PLC, Sr. Unsecured, (UST
Yield Curve CMT 1 Year + 1.10%),
1.33%, 06/15/23Δ	500,000	504,193

U.S. Bancorp, Subordinated, MTN,
2.95%, 07/15/22	620,000	645,946

Wells Fargo & Co., Sr. Unsecured, MTN,
3.00%, 01/22/21	500,000	502,506

Wells Fargo Bank NA, Sr. Unsecured, BKNT,
(3 Month USD LIBOR + 0.66%),
0.90%, 09/09/22Δ	500,000	502,478

TOTAL DIVERSIFIED FINANCIAL SERVICES		$3,644,416

ELECTRIC – 6.4%

Dominion Energy, Inc., Sr. Unsecured,
3.90%, 10/01/25	225,000	255,265

DTE Energy Co., Series F, Sr. Unsecured,
1.05%, 06/01/25	255,000	256,280

Duke Energy Corp., Sr. Unsecured,
3.95%, 10/15/23	500,000	544,917

Exelon Generation Co. LLC, Sr. Unsecured
3.40%, 03/15/22	500,000	517,567
3.25%, 06/01/25	185,000	201,517

Public Service Electric & Gas Co., Secured,
MTN,
2.38%, 05/15/23	600,000	625,123

Southern Co. (The), Sr. Unsecured,
2.35%, 07/01/21	475,000	480,488

TOTAL ELECTRIC		$2,881,157

ENVIRONMENTAL CONTROL – 1.2%

Waste Management, Inc., Company
Guaranteed,
2.90%, 09/15/22	500,000	518,771

FOOD & STAPLES RETAILING – 5.1%

Campbell Soup Co., Sr. Unsecured
3.30%, 03/15/21	275,000	277,974
3.30%, 03/19/25	300,000	327,010

Kroger Co. (The), Sr. Unsecured,
2.80%, 08/01/22	1,000,000	1,038,747

Mondelez International, Inc., Sr. Unsecured,
0.63%, 07/01/22	625,000	627,666

TOTAL FOOD & STAPLES RETAILING		$2,271,397

GAS – 1.9%

Dominion Energy Gas Holdings LLC, Sr.
Unsecured
2.80%, 11/15/20	327,000	327,204
3.55%, 11/01/23	500,000	539,167

TOTAL GAS		$866,371

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENT	20

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

HEALTHCARE-SERVICES – 1.2%

Cigna Corp., Company Guaranteed,
3.75%, 07/15/23	$500,000	$540,948

INSURANCE – 0.7%

Lincoln National Corp., Sr. Unsecured,
4.00%, 09/01/23	225,000	245,886

W.R. Berkley Corp., Sr. Unsecured,
4.63%, 03/15/22	44,000	46,386

TOTAL INSURANCE		$292,272

MACHINERY – 1.0%

Caterpillar Financial Services Corp., Sr.
Unsecured,
0.65%, 07/07/23	200,000	200,933

Caterpillar Financial Services Corp., Sr.
Unsecured, MTN,
1.45%, 05/15/25	250,000	257,522

TOTAL MACHINERY		$458,455

MEDIA – 1.2%

Discovery Communications LLC, Company
Guaranteed,
3.90%, 11/15/24#	475,000	525,833

OIL & GAS – 1.1%

Valero Energy Corp., Sr. Unsecured,
1.20%, 03/15/24	500,000	490,356

PHARMACEUTICALS – 7.7%

AbbVie, Inc., Sr. Unsecured
3.38%, 11/14/21	350,000	360,417
2.30%, 11/21/22Ω	500,000	518,787

Becton Dickinson & Co., Sr. Unsecured,
(3 Month USD LIBOR + 1.03%),
1.28%, 06/06/22Δ	1,000,000	1,006,415

Bristol-Myers Squibb Co., Sr. Unsecured,
(3 Month USD LIBOR + 0.38%),
0.66%, 05/16/22Δ	85,000	85,211

CVS Health Corp., Sr. Unsecured,
3.70%, 03/09/23	500,000	534,870

Elanco Animal Health, Inc., Sr. Unsecured,
4.91%, 08/27/21	500,000	511,641

McKesson Corp., Sr. Unsecured,
3.65%, 11/30/20	445,000	446,044

TOTAL PHARMACEUTICALS		$3,463,385

PIPELINES – 3.1%

Enbridge, Inc., Company Guaranteed, (3 Month
USD LIBOR + 0.50%),
0.77%, 02/18/22Δ	600,000	601,093

Enterprise Products Operating LLC, Company
Guaranteed,
3.35%, 03/15/23	500,000	530,010

MPLX LP, Sr. Unsecured, (3 Month USD LIBOR
+ 1.10%),
1.34%, 09/09/22Δ	250,000	250,228

TOTAL PIPELINES		$1,381,331

REAL ESTATE INVESTMENT TRUSTS – 2.7%

American Tower Corp., Sr. Unsecured
4.70%, 03/15/22	100,000	105,578

Description	Par Value	Value

5.00%, 02/15/24	$500,000	$566,274

Welltower, Inc., Sr. Unsecured,
4.50%, 01/15/24	500,000	549,457

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,221,309

RETAIL – 0.7%

Target Corp., Sr. Unsecured,
2.25%, 04/15/25	300,000	320,640

SEMICONDUCTORS – 0.7%

QUALCOMM, Inc., Sr. Unsecured,
2.90%, 05/20/24#	275,000	295,280

TELECOMMUNICATIONS – 1.7%

Verizon Communications, Inc., Sr. Unsecured,
2.45%, 11/01/22	750,000	776,915

TRANSPORTATION – 4.3%

Ryder System, Inc., Sr. Unsecured, MTN,
2.88%, 06/01/22	500,000	517,058

Union Pacific Corp., Sr. Unsecured,
3.20%, 06/08/21	1,375,000	1,398,918

TOTAL TRANSPORTATION		$1,915,976

TOTAL CORPORATE BONDS
(COST $32,451,018)		$33,042,187

MORTGAGE-BACKED SECURITIES – 3.4%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.8%
Pool G12709, 5.00%, 07/01/22	12,100	12,498
Pool C80328, 7.50%, 07/01/25	8,644	9,565
Pool G14695, 4.50%, 06/01/26	68,991	72,489
Pool G01425, 7.50%, 05/01/32	31,178	36,003
Pool C78010, 5.50%, 04/01/33	349,235	399,726
Pool A18401, 6.00%, 02/01/34	173,840	202,059
Pool G01831, 6.00%, 05/01/35	48,546	56,248

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$788,588

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.2%
Pool MA0909, 3.00%, 11/01/21	32,560	32,937
Pool 334593, 7.00%, 05/01/24	14,052	16,367
Pool AE2520, 3.00%, 01/01/26	70,193	73,499
Pool 436746, 6.50%, 08/01/28	17,500	20,353
Pool 440401, 6.50%, 08/01/28	49,961	56,342
Pool 323419, 6.00%, 12/01/28	16,891	19,687
Pool 485678, 6.50%, 03/01/29	9,569	10,908
Pool 252439, 6.50%, 05/01/29	8,860	10,272
Pool 545051, 6.00%, 09/01/29	19,255	22,062
Pool 725418, 6.50%, 05/01/34	52,631	58,468
Pool 833143, 5.50%, 09/01/35	141,895	159,930
Pool 843323, 5.50%, 10/01/35	14,237	16,355
Pool 255933, 5.50%, 11/01/35	42,365	49,175

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$546,355

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.4%
Pool 306066, 8.50%, 07/15/21	265	270
Pool 1061, 9.00%, 04/20/23	3,783	4,074
Pool 346572, 7.00%, 05/15/23	1,598	1,740
Pool 484269, 7.00%, 09/15/28	16,728	18,251

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

21	PORTFOLIOS OF INVESTMENT

Wilmington Short-Term Bond Fund (continued)

Description	Par Value	Value

Pool 592505, 6.00%, 04/15/33	$116,321	$135,773
Pool 581522, 6.00%, 05/15/33	31,462	36,678

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$196,786

TOTAL MORTGAGE-BACKED SECURITIES (COST $1,395,366)		$1,531,729

U.S. TREASURY OBLIGATIONS – 15.1%

U.S. TREASURY NOTES – 15.1%

2.75%, 09/15/21	450,000	460,215
2.50%, 01/15/22	1,000,000	1,028,342
1.75%, 06/30/22	1,150,000	1,180,464
1.75%, 07/15/22	3,000,000	3,081,353
1.88%, 07/31/22	1,000,000	1,029,933

TOTAL U.S. TREASURY NOTES		$6,780,307

TOTAL U.S. TREASURY OBLIGATIONS (COST $6,596,236)		$6,780,307

	Number of Shares

INVESTMENT COMPANY – 0.9%

EXCHANGE-TRADED FUND – 0.9%

iShares 0-5 Year High Yield Corporate Bond ETF	9,500	417,050

TOTAL INVESTMENT COMPANY (COST $440,834)		$417,050

MONEY MARKET FUND – 0.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%^	63,955	63,955

TOTAL MONEY MARKET FUND (COST $63,955)		$63,955

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.1%

REPURCHASE AGREEMENTS – 2.1%

Bank of America Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $182,650 collateralized by U.S. Government Agency Securities, 2.00% to 5.00%, maturing 11/01/27 to 11/01/50; total market value of $186,302.	$182,649	182,649

Description	Par Value	Value

Citigroup Global Markets Ltd., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $182,650 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 10/31/20 to 8/20/70; total market value of $186,302.	$182,649	$182,649

Daiwa Capital Markets America, 0.10%, dated 10/30/20, due 11/02/20, repurchase price $182,651 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 12/31/20 to 11/01/50; total market value of $186,302.	182,649	182,649

National Bank Financial, 0.14%, dated 10/30/20, due 11/02/20, repurchase price $182,651 collateralized by U.S. Treasury Securities, 0.13% to 6.25%, maturing 11/02/20 to 9/09/49; total market value of $186,302.	182,649	182,649

Nomura Securities International, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $48,041 collateralized by U.S. Government Agency Securities, 2.00% to 5.50%, maturing 10/01/34 to 9/20/50; total market value of $49,002.	48,041	48,041

RBC Dominion Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $182,650 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 5.00%, maturing 2/04/21 to 11/01/50; total market value of $186,302.	182,649	182,649

TOTAL REPURCHASE AGREEMENTS (COST $961,286)		$961,286

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $961,286)		$961,286

TOTAL INVESTMENTS – 101.9% (COST $44,866,825)		$45,737,517

COLLATERAL FOR SECURITIES ON LOAN – (2.1%)		(961,286)

OTHER ASSETS LESS LIABILITIES – 0.2%		103,391

TOTAL NET ASSETS – 100.0%		$44,879,622

Cost of investments for Federal income tax purposes is $44,870,241. The net unrealized appreciation/(depreciation) of investments was $867,276. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $933,889 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(66,613).

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENT	22

Wilmington Short-Term Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$33	$—	$33

Collateralized Mortgage Obligations	—	711,521	—	711,521

Commercial Paper	—	2,229,449	—	2,229,449

Corporate Bonds	—	33,042,187	—	33,042,187

Mortgage-Backed Securities	—	1,531,729	—	1,531,729

U.S. Treasury Obligations	—	6,780,307	—	6,780,307

Investment Company	417,050	—	—	417,050

Money Market Fund	63,955	—	—	63,955

Repurchase Agreements	—	961,286	—	961,286

Total	$481,005	$45,256,512	$—	$45,737,517

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

[t]	The rate shown reflects the effective yield at purchase date.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2020, these liquid restricted securities amounted to $1,476,424 representing 3.29% of total net assets.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

The following acronyms are used throughout this Fund:
BKNT	Bank Notes
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
LP	Limited Partnership
MTN	Medium Term Note
NA	National Association
SOFRRATE	Secured Overnight Financing Rate
USD	United States Dollar
UST	United States Treasury

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

23

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2020, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
General Obligations	24.7%
Housing	16.4%
Water	8.0%
Higher Education	7.0%
Medical	6.4%
Airport	6.1%
Dedicated Tax	5.7%
Development	4.7%
Transportation	3.9%
School District	3.7%
Lease	3.3%
Hospital	2.7%
Education	1.6%
Utilities	1.6%
Student Loan	1.1%
Power	0.4%
Facilities	0.3%
Cash Equivalents(1)	2.5%
Other Assets and Liabilities - Net(2)	(0.1)%

TOTAL	100.0

Credit Quality Diversification(3)	Percentage of Total Net Assets
AAA / Aaa	22.1%
AA / Aa	34.7%
A / A	25.7%
BBB / Baa	10.4%
Not Rated	7.2%
Other Assets and Liabilities - Net(2)	(0.1)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 97.6%

ALABAMA – 0.9%

HIGHER EDUCATION – 0.3%

University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	$1,197,830

WATER – 0.6%

Huntsville Water Revenue Warrants, AL, Revenue Bonds, 5.00%, 11/01/34	1,840,000	2,148,476

TOTAL ALABAMA		$3,346,306

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%

University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	1,810,000	1,997,353

TOTAL ALASKA		$1,997,353

Description	Par Value	Value

ARIZONA – 3.6%

DEDICATED TAX – 0.1%

Scottsdale Municipal Property Corp., AZ, Refunding Revenue Bonds, 5.00%, 07/01/30	$415,000	$540,214

DEVELOPMENT – 1.7%

Chandler Industrial Development Authority, AZ, Revenue Bonds, (Intel Corporation Project), 5.00%, 06/01/49Δ	5,000,000	5,744,450

Industrial Development Authority of the City of Phoenix (The), AZ, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	175,000	201,451

TOTAL DEVELOPMENT		$5,945,901

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	24

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

EDUCATION – 1.4%

Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund) 5.00%, 11/01/26	$1,000,000	$1,229,790

5.00%, 11/01/30	1,000,000	1,246,400

5.00%, 11/01/32	865,000	1,067,851

La Paz County Industrial Development Authority, AZ, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,300,000	1,465,971

TOTAL EDUCATION		$5,010,012

HOUSING – 0.4%

Industrial Development Authority of the County of Pima (The), AZ, Revenue Bonds, Prerefunded/ETM, 8.20%, 09/01/21	1,490,000	1,555,471

TOTAL ARIZONA		$13,051,598

ARKANSAS – 1.5%

SCHOOL DISTRICT – 0.5%

Siloam Springs School District No. 21 of Benton County, AR, GO Limited, Current Refunding Bonds, AD Valorem Property Tax, 2.00%, 06/01/24	1,720,000	1,810,214

WATER – 1.0%

Fort Smith, Water & Sewer, AR, Advance Refunding Revenue Bonds, (BAM), 5.00%, 10/01/28	2,815,000	3,450,430

TOTAL ARKANSAS		$5,260,644

CALIFORNIA – 1.7%

EDUCATION – 0.0%**

Sulphur Springs Union School District, CA, Refunding Bonds, Certificates of Participation, Prerefunded/ETM, (AGM), 6.50%, 12/01/37	10,000	11,047

GENERAL OBLIGATIONS – 0.9%

State of California, CA, GO Unlimited Current Refunding, 5.00%, 04/01/32	2,250,000	3,101,288

HIGHER EDUCATION – 0.0%**

California Educational Facilities Authority, CA, Revenue Bonds, (Pooled College and University Projects), (1999 Series B), Prerefunded/ETM, 5.25%, 04/01/24	10,000	10,842

LEASE – 0.1%

San Bernardino County, CA, Certificates of Participation, (Capital Facility Project), (Series B), Prerefunded/ETM, 6.88%, 08/01/24	415,000	474,025

POWER – 0.4%

M-S-R Public Power Agency, CA, Revenue Bonds, (Series E), (NATL), Prerefunded/ETM, 6.00%, 07/01/22	120,000	127,932

Description	Par Value	Value

Redding City Electric System Revenue, CA, Revenue Bonds, (NATL), Prerefunded/ETM, 6.37%, 07/01/22	$545,000	$578,458

Sacramento Municipal Utility District, CA, Revenue Bonds, (Series K-BHAC-CR), (BHAC-CR AMBAC), 5.25%, 07/01/24	600,000	666,234

TOTAL POWER		$1,372,624

SCHOOL DISTRICT – 0.3%

Los Angeles Unified School District, CA, GO Unlimited, AD Valorem Property Tax, (Series RYQ), 5.00%, 07/01/25	1,000,000	1,204,690

WATER – 0.0%**

Metropolitan Water District of Southern California, CA, Unrefunded Revenue Bonds, (Series A), (FGIC-TCRS), 5.75%, 07/01/21	140,000	140,000

TOTAL CALIFORNIA		$6,314,516

COLORADO – 2.8%

AIRPORT – 0.9%

City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	3,071,350

HOUSING – 0.6%

Colorado Housing and Finance Authority, CO, Single Family Revenue Bonds, (Series B), 3.75%, 05/01/50	1,945,000	2,161,342

MEDICAL – 0.7%

Colorado Health Facilities Authority, CO, Advance Refunding Revenue Bonds, (NCMC, Inc. Project), Prerefunded/ETM, 5.00%, 05/15/26	100,000	124,776

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49Δ	2,000,000	2,369,480

TOTAL MEDICAL		$2,494,256

WATER – 0.6%

City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	2,195,323

TOTAL COLORADO		$9,922,271

CONNECTICUT – 3.4%

DEDICATED TAX – 0.2%

Connecticut State Special Tax Revenue, CT, Highways Improvement Revenue Bonds, 5.00%, 05/01/25	625,000	748,406

GENERAL OBLIGATIONS – 0.5%

State of Connecticut, CT, GO Unlimited, (Series E), 5.00%, 10/15/23	1,035,000	1,174,984

State of Connecticut, CT, GO Unlimited, Refunding Notes, (Series E), 5.00%, 09/15/27	500,000	635,230

TOTAL GENERAL OBLIGATIONS		$1,810,214

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

25	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

HIGHER EDUCATION – 1.3%

Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Series R), Fairfield University, 5.00%, 07/01/31	$1,385,000	$1,666,238

University of Connecticut, CT, Revenue Bonds, (Series A)

5.00%, 03/15/31	1,480,000	1,749,286
5.00%, 01/15/33	1,000,000	1,193,610

TOTAL HIGHER EDUCATION		$4,609,134

HOUSING – 1.4%

Connecticut Housing Finance Authority, CT, Current Refunding Revenue Bonds, (Home Mortgage Finance Program), (Sub-Series D-1), 4.00%, 11/15/49	2,975,000	3,395,010

Connecticut Housing Finance Authority, CT, Revenue Bonds, (Sub-Series A-2), 4.00%, 11/15/41	1,640,000	1,767,100

TOTAL HOUSING		$5,162,110

TOTAL CONNECTICUT		$12,329,864

DELAWARE – 0.7%

GENERAL OBLIGATIONS – 0.7%

State of Delaware, DE, GO Unlimited, (Series A), 5.00%, 01/01/29	1,810,000	2,414,178

TOTAL DELAWARE		$2,414,178

DISTRICT OF COLUMBIA – 0.7%

GENERAL OBLIGATIONS – 0.7%

District of Columbia, DC, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 06/01/31	2,080,000	2,609,984

TOTAL DISTRICT OF COLUMBIA		$2,609,984

FLORIDA – 6.2%

AIRPORT – 1.0%

Broward County, FL, Airport System Revenue Bonds, 5.00%, 10/01/27	1,500,000	1,858,935

Miami-Dade County, FL, Seaport Department, Revenue Bonds, (Series B), 6.00%, 10/01/24	1,500,000	1,699,605

TOTAL AIRPORT		$3,558,540

GENERAL OBLIGATIONS – 1.1%

Broward County, FL, GO Unlimited, Refunding Bonds, (Parks & Land Preservation Project), AD Valorem Property Tax, 5.00%, 01/01/24	1,500,000	1,582,680

Miami-Dade County, FL, Revenue Bonds, (Sports Franchise Facilities), (NATL), Prerefunded/ETM, 5.25%, 10/01/30	65,000	89,362

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	2,374,997

TOTAL GENERAL OBLIGATIONS		$4,047,039

HIGHER EDUCATION – 1.5%

Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project) 5.00%, 04/01/28	750,000	915,780

Description	Par Value	Value

5.00%, 04/01/30	$750,000	$897,645
5.00%, 04/01/31	750,000	893,115
5.00%, 04/01/33	750,000	883,867

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,773,360

TOTAL HIGHER EDUCATION		$5,363,767

HOUSING – 1.7%

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), (Series A), Prerefunded/ETM, 3.25%, 12/01/27	500,000	547,785

Capital Trust Agency, Inc., FL, Multi Family Revenue Bonds, (Mission Springs Apartments Project), Prerefunded/ETM, 5.38%, 12/01/52	415,000	472,942

Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project)

5.00%, 02/01/25	500,000	574,310
5.00%, 02/01/26	500,000	585,495

Pinellas County Housing Finance Authority, FL, Single Family Revenue Bonds, (Series A), 4.00%, 03/01/50	3,345,000	3,727,300

TOTAL HOUSING		$5,907,832

WATER – 0.9%

Miami-Dade County, FL, Water & Sewer System Revenue, Advance Refunding Revenue Bonds, (Series B), 5.00%, 10/01/30	2,645,000	3,163,341

Village of Royal Palm Beach Utility System Revenue, FL, Revenue Bonds, Public Improvements, (NATL), Prerefunded/ETM, 4.50%, 10/01/22	150,000	158,052

TOTAL WATER		$3,321,393

TOTAL FLORIDA		$22,198,571

GEORGIA – 0.5%

HOUSING – 0.5%

Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), Prerefunded, 5.00%, 07/01/31	315,000	406,558

Development Authority of Bulloch County, GA, Advance Refunding Revenue Bonds, (Georgia Southern University Housing Foundation Four, LLC Project), Unrefunded, 5.00%, 07/01/31	1,260,000	1,505,360

TOTAL GEORGIA		$1,911,918

HAWAII – 0.4%

GENERAL OBLIGATIONS – 0.4%

State of Hawaii, HI, GO Unlimited, (Series FT), 5.00%, 01/01/26	1,075,000	1,315,370

TOTAL HAWAII		$1,315,370

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	26

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

ILLINOIS – 15.0%

AIRPORT – 0.7%

Chicago Midway International Airport, IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/29	$2,250,000	$2,473,965

DEDICATED TAX – 1.2%

Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,812,079

Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/26	2,000,000	2,341,560

TOTAL DEDICATED TAX		$4,153,639

GENERAL OBLIGATIONS – 10.6%

Chicago Park District, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (Series D)

5.00%, 01/01/26	1,250,000	1,380,713

5.00%, 01/01/27	3,455,000	3,792,588

Chicago, IL, GO Limited, (Lakefront Millennium Parking Facilities), (NATL), Prerefunded/ETM, 5.75%, 01/01/23	50,000	53,945

Chicago, IL, GO Unlimited Current Refunding, AD Valorem Property Tax, (Series A), 5.00%, 01/01/25	3,000,000	3,160,560

Cook County, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A), (AGM), 5.00%, 11/15/26	2,050,000	2,476,707

Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	10,395,000	12,537,825

Metropolitan Water Reclamation District of Greater Chicago, IL, GO Limited, (Water Utility & Sewer Improvements), AD Valorem Property Tax, (Series C-Green Bond), 5.00%, 12/01/28	7,040,000	8,266,438

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC) , 6.00%, 07/01/31	1,450,000	1,961,922

State of Illinois, IL, GO Unlimited, Public Improvements, (Series B), 5.00%, 12/01/25	3,935,000	4,294,384

Village of Matteson, IL, Revenue Bonds, Public Improvements, (Capital Appreciation Debt Certificates), Prerefunded/ETM, 8.00%, 12/01/29	255,000	281,041

TOTAL GENERAL OBLIGATIONS		$38,206,123

HOUSING – 2.4%

Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, (Marshall Field Garden Apartment Homes), 1.12%, 05/15/50Δ	925,000	935,406

Illinois Housing Development Authority, IL, Multi Family Revenue Bonds, Prerefunded/ETM , 7.00%, 07/01/23	210,000	219,127

Description	Par Value	Value

Illinois Housing Development Authority, IL, Single Family Revenue Bonds, (Series A), 3.75%, 04/01/50	$2,805,000	$3,147,546

Illinois Housing Development Authority, IL, Single Family Revenue Bonds, (Series D), 3.75%, 04/01/50	3,865,000	4,318,519

TOTAL HOUSING		$8,620,598

MEDICAL – 0.1%

Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Franciscan Sisters Health Care), (NATL), Prerefunded/ETM, 6.25%, 09/01/21	20,000	20,980

Illinois Health Facilities Authority, IL, Refunding Revenue Bonds, (Series A), (Evangelical Hospital), Prerefunded/ETM, 6.25%, 04/15/22	300,000	316,161

Illinois Health Facilities Authority, IL, Revenue Bonds, (Series B), (Ancilla Systems Inc.), (NATL), Prerefunded/ETM, 5.25%, 07/01/22	80,000	84,319

Illinois Health Facilities Authority, IL, Revenue Bonds, (Series C), (Evangelical Hospital), Prerefunded/ETM, 6.25%, 04/15/22	15,000	15,806

TOTAL MEDICAL		$437,266

TOTAL ILLINOIS		$53,891,591

INDIANA – 2.6%

DEVELOPMENT – 2.2%

Whiting City, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44Δ	6,500,000	7,921,615

HOUSING – 0.4%

Indiana Housing & Community Development Authority, IN, Current Refunding Revenue Bonds, (Series C-2), 4.00%, 01/01/37	1,320,000	1,377,631

TOTAL INDIANA		$9,299,246

IOWA – 1.1%

HOUSING – 1.1%

Iowa Finance Authority, IA, Revenue Bonds, (Series D), 3.50%, 01/01/49	3,415,000	3,826,712

TOTAL IOWA		$3,826,712

KANSAS – 0.1%

UTILITIES – 0.1%

Wichita City, Water & Sewer Utility Revenue, KS, Refunding Revenue Bonds, (Series A), Prerefunded/ETM, 5.00%, 10/01/23	500,000	520,615

TOTAL KANSAS		$520,615

KENTUCKY – 1.3%

GENERAL OBLIGATIONS – 0.6% Kentucky Public Energy Authority, KY, Revenue Bonds, (Series C), 4.00%, 02/01/50Δ	2,000,000	2,335,400

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

27	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

LEASE – 0.7%

Kentucky State Property & Building Commission, KY, Revenue Bonds, Public Improvements, (Project No. 119), 5.00%, 05/01/25	$2,000,000	$2,375,300

TOTAL KENTUCKY		$4,710,700

MARYLAND – 3.4%

DEDICATED TAX – 0.2%

Maryland State Department of Transportation, MD, Highways Improvement Revenue Bonds, 4.00%, 05/01/30	500,000	604,745

GENERAL OBLIGATIONS – 2.1%

Anne Arundel County, MD, GO Limited, AD Valorem Property Tax, 5.00%, 10/01/25	3,000,000	3,676,920

State of Maryland, MD, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series B Second Series), 5.00%, 08/01/27	3,000,000	3,868,560

TOTAL GENERAL OBLIGATIONS		$7,545,480

MEDICAL – 0.0%**

Maryland Health & Higher Educational Facilities Authority, MD, Refunding Revenue Bonds, (Helix Health Issue), (AMBAC), Prerefunded/ETM, 5.00%, 07/01/27	140,000	164,100

WATER – 1.1%

Washington Suburban Sanitary Commission, MD, Revenue Bonds, (Consolidated Public Improvement Bonds), 5.00%, 06/01/33	3,000,000	3,825,540

TOTAL MARYLAND		$12,139,865

MASSACHUSETTS – 3.1%

HIGHER EDUCATION – 0.7%

Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Series L), (Simmons University)

5.00%, 10/01/30	1,180,000	1,428,673
5.00%, 10/01/31	1,000,000	1,197,750

TOTAL HIGHER EDUCATION		$2,626,423

HOSPITAL – 0.9%

Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Partners Healthcare System), 5.00%, 07/01/33	2,455,000	3,029,421

HOUSING – 0.0%**

Massachusetts Housing Finance Agency, MA, Multi Family Revenue Bonds, Prerefunded/ETM, 7.00%, 04/01/21	10,000	10,267

MEDICAL – 0.4%

Massachusetts Health & Educational Facilities Authority, MA, Refunding Revenue Bonds, (Partners Healthcare System), (Series F1), (AGM), 0.20%, 07/01/40Δ	1,500,000	1,500,000

Description	Par Value	Value

STUDENT LOAN – 0.7%

Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Issue K), (Series A), 5.00%, 07/01/25	$2,200,000	$2,536,116

WATER – 0.4%

Massachusetts Water Resources Authority, MA, Refunding Revenue Bonds, (Series B), (AGM), 5.25%, 08/01/33	1,000,000	1,453,430

TOTAL MASSACHUSETTS		$11,155,657

MICHIGAN – 3.5%

DEDICATED TAX – 1.7%

Michigan Finance Authority, MI, Revenue Bonds, (Series H-1), 5.00%, 10/01/25	5,215,000	6,131,536

HOSPITAL – 1.2%

Kalamazoo Hospital Finance Authority, MI, Advance Refunding Revenue Bonds, (Bronson Healthcare Group), 5.00%, 05/15/30	2,055,000	2,437,271

Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Series A), (Beaumont Health Credit Group), 5.00%, 08/01/31	1,655,000	1,882,430

Michigan Finance Authority, MI, Advance Refunding Revenue Bonds, (Series E-1), (Ascension Senior Credit Group), 4.00%, 11/15/44Δ	90,000	101,779

TOTAL HOSPITAL		$4,421,480

HOUSING – 0.1%

Michigan State Housing Development Authority, MI, Multi Family Revenue Bonds, (Series A-1), 2.88%, 10/01/34	375,000	399,233

WATER – 0.5%

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Series C), (Local Government Loan Program), 5.00%, 07/01/34	1,450,000	1,694,282

TOTAL MICHIGAN		$12,646,531

MINNESOTA – 1.8%

HOUSING – 1.8%

Coon Rapids City, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 08/01/35	2,705,088	2,836,366

Minnesota Housing Finance Agency, MN, Revenue Bonds, (Series F), 3.75%, 01/01/50	3,430,000	3,798,211

TOTAL MINNESOTA		$6,634,577

NEBRASKA – 2.8%

GENERAL OBLIGATIONS – 1.9%

Central Plains Energy Project, NE, Current Refunding Revenue Bonds, 4.00%, 12/01/49Δ	6,000,000	6,873,360

HOUSING – 0.9%

Nebraska Investment Finance Authority, NE, Revenue Bonds, (Series E), 3.75%, 09/01/49	2,820,000	3,044,867

TOTAL NEBRASKA		$9,918,227

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	28

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

NEW JERSEY – 3.2%

HIGHER EDUCATION – 1.3%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Series B), (Rowan University Project), 5.00%, 07/01/27	$2,000,000	$2,327,480

New Jersey Educational Facilities Authority, NJ, Current Refunding Revenue Bonds, (Series B), (Montclair State University), 5.00%, 07/01/30	1,000,000	1,183,570

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,156,740

TOTAL HIGHER EDUCATION		$4,667,790

HOUSING – 0.1%

New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	436,164

New Jersey Housing & Mortgage Finance Agency, NJ, Multi Family Revenue Bonds, (Series A), Prerefunded/ETM, 6.00%, 11/01/23	30,000	31,114

TOTAL HOUSING		$467,278

LEASE – 1.0%

New Jersey Economic Development Authority, NJ, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/23	1,305,000	1,448,563

New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	251,548

New Jersey Sports & Exposition Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 09/01/24	1,685,000	1,854,207

TOTAL LEASE		$3,554,318

MEDICAL – 0.1%

New Jersey Health Care Facilities Financing Authority, NJ, Current Refunding Revenue Bonds, (Kennedy Health System), Prerefunded/ETM, 3.75%, 07/01/27	95,000	106,961

New Jersey Health Care Facilities Financing Authority, NJ, Refunding Revenue Bonds, (Series A), (Saint Clare’s Hospital, Inc.), (AGC), Prerefunded/ETM, 4.75%, 07/01/25	120,000	138,834

TOTAL MEDICAL		$245,795

TRANSPORTATION – 0.7%

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System), 5.00%, 12/15/28	2,135,000	2,517,101

TOTAL NEW JERSEY		$11,452,282

NEW MEXICO – 1.0%

GENERAL OBLIGATIONS – 1.0%

New Mexico Municipal Energy Acquisition Authority, NM, Revenue Bonds, (Series A), 5.00%, 11/01/39Δ	3,065,000	3,627,090

Description	Par Value	Value

HIGHER EDUCATION – 0.0%**

University of New Mexico (The), NM, Revenue Bonds, Prerefunded/ETM, 6.50%, 06/01/21	$50,000	$50,444

TOTAL NEW MEXICO		$3,677,534

NEW YORK – 5.9%

AIRPORT – 1.2%

Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series), 5.00%, 09/15/31	2,500,000	3,045,150

Port Authority of New York & New Jersey, NY, Revenue Bonds, (85th Series), 5.38%, 03/01/28	1,050,000	1,244,271

TOTAL AIRPORT		$4,289,421

DEDICATED TAX – 0.1%

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series-C-3), (AGM), 0.35%, 11/01/27Δ	600,000	600,000

GENERAL OBLIGATIONS – 1.0%

Nassau County, NY, GO Limited, AD Valorem Property Tax, (Series A), 5.00%, 01/01/27	410,000	490,598

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Series A-1), 5.00%, 08/01/24	1,000,000	1,163,800

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-2), (AGM), 0.20%, 08/01/26Δ	900,000	900,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series A-5), (AGM), 0.38%, 08/01/26Δ	500,000	500,000

New York City, NY, GO Unlimited, Refunding Bonds, AD Valorem Property Tax, (Sub-Series C-4), (AGM), 0.35%, 01/01/32Δ	500,000	500,000

TOTAL GENERAL OBLIGATIONS		$3,554,398

HOUSING – 1.9%

Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,975,732

New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, (Sustainable Neighborhood Bonds), 1.75%, 05/01/59Δ	5,000,000	5,055,600

TOTAL HOUSING		$7,031,332

MEDICAL – 0.7%

New York State Dormitory Authority, NY, Revenue Bonds, (Memorial Sloan-Kettering Cancer Center), (NATL), 5.50%, 07/01/23	2,230,000	2,424,679

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

29	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 1.0%
New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K), 5.00%, 01/01/30	$3,000,000	$3,488,190

TOTAL NEW YORK		$21,388,020

NORTH CAROLINA – 0.5%

MEDICAL – 0.1%
North Carolina Medical Care Commission, NC, Revenue Bonds, (First Mortgage), (Whitestone Project), (Series A), Prerefunded/ETM, 6.25%, 03/01/21	15,000	15,281
Wake County, NC, Refunding Revenue Bonds, Hospital System, (NATL), Prerefunded/ETM, 5.13%, 10/01/26	135,000	155,339

TOTAL MEDICAL		$170,620

POWER – 0.0%**
North Carolina Eastern Municipal Power Agency, NC, Revenue Bonds, (Series A), Prerefunded/ETM, 6.40%, 01/01/21	35,000	35,350

TRANSPORTATION – 0.4%
North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	1,250,000	1,570,850

TOTAL NORTH CAROLINA		$1,776,820

OHIO – 4.0%

HOUSING – 1.2%
Ohio Housing Finance Agency, OH, Revenue Bonds, (Series B), 4.50%, 03/01/50	3,895,000	4,422,695

MEDICAL – 1.4%
Mahoning, County, OH, Hospital Improvement Revenue Bonds, (Western Reserve Care System Project), (NATL), Prerefunded/ETM, 5.50%, 10/15/25	45,000	51,157
Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,675,871
Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded – Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 05/01/29	10,000	11,234
State of Ohio, OH, Refunding Revenue Bonds, 4.00%, 01/01/34	1,250,000	1,450,012

TOTAL MEDICAL		$5,188,274

TRANSPORTATION – 0.6%
Ohio Turnpike & Infrastructure Commission, OH, Refunding Revenue Bonds, (Series A), (NATL), 5.50%, 02/15/24	1,985,000	2,221,334

WATER – 0.8%
Ohio Water Development Authority Water Pollution Control Loan Fund, OH, Lease Revenue Bonds, (Series A), 5.00%, 12/01/31	2,000,000	2,704,900

TOTAL OHIO		$14,537,203

Description	Par Value	Value

OREGON – 0.4%

GENERAL OBLIGATIONS – 0.4%
Lane Community College, OR, GO Unlimited, AD Valorem Property Tax, (Series A), (SCH BD GTY), 5.00%, 06/15/30	$1,000,000	$1,361,250

TOTAL OREGON		$1,361,250

PENNSYLVANIA – 6.3%

AIRPORT – 0.5%
Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,788,015

DEDICATED TAX – 0.7%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,462,560

DEVELOPMENT – 0.8%
Pennsylvania Economic Development Financing Authority, PA, Revenue Bonds, (Waste Management Inc., Project), 1.75%, 08/01/38Δ	3,000,000	3,081,240

EDUCATION – 0.2%
Bucks County Industrial Development Authority, PA, Current Refunding Revenue Bonds, (George School Project)
5.00%, 09/15/32	180,000	235,044
5.00%, 09/15/33	125,000	162,394
5.00%, 09/15/34	130,000	168,558

TOTAL EDUCATION		$565,996

FACILITIES – 0.3%
Delaware Valley Regional Finance Authority, PA, Revenue Bonds, (Series C), 0.65%, 09/01/48Δ	1,000,000	991,310

GENERAL OBLIGATIONS – 0.5%
Bethlehem Authority, PA, Revenue Bonds, Public Improvements, (Guaranteed Lease Revenue Bonds), (Series A), (AGM), Prerefunded/ETM, 5.13%, 12/01/21	20,000	20,352
Commonwealth of Pennsylvania, PA, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series 1), 5.00%, 01/01/27	660,000	828,333
York City, PA, GO Unlimited, Refunding Notes, AD Valorem Property Tax, Prerefunded/ETM, 7.25%, 11/15/41	1,000,000	1,067,630

TOTAL GENERAL OBLIGATIONS		$1,916,315

HIGHER EDUCATION – 0.3%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,224,010

LEASE – 0.3%
Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,237,910

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	30

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

MEDICAL – 0.6%
Dauphin County General Authority, PA, Revenue Bonds, (HAPSCO Group, Inc., Tax Loan Program-Western PA Hospital Project), (Series A), (NATL), Prerefunded/ETM, 5.50%, 07/01/23	$480,000	$518,798
Pottsville Hospital Authority, PA, Current Refunding Revenue Bonds, (Schuylkill Health System Project), Prerefunded/ETM, 6.50%, 07/01/28	1,260,000	1,520,127

TOTAL MEDICAL		$2,038,925

WATER – 2.1%
Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	7,073,953
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	471,301

TOTAL WATER		$7,545,254

TOTAL PENNSYLVANIA		$22,851,535

PUERTO RICO – 0.2%

GENERAL OBLIGATIONS – 0.2%
Puerto Rico Public Finance Corp., PR, Refunding Revenue Bonds, (Commonwealth), (Series E), (AGC-ICC), Prerefunded/ETM, 6.00%, 08/01/26	510,000	659,925

TOTAL PUERTO RICO		$659,925

RHODE ISLAND – 0.4%

STUDENT LOAN – 0.4%
Rhode Island Student Loan Authority, RI, Revenue Bonds, (Series A), 5.00%, 12/01/23	1,200,000	1,312,308

TOTAL RHODE ISLAND		$1,312,308

SOUTH CAROLINA – 1.6%

HOUSING – 0.4%
South Carolina State Housing Finance & Development Authority, SC, Revenue Bonds, (Series B-2), 4.00%, 07/01/43	1,290,000	1,371,954

LEASE – 1.2%
Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	3,000,000	4,290,960

TOTAL SOUTH CAROLINA		$5,662,914

SOUTH DAKOTA – 0.6%

HOUSING – 0.6%
South Dakota Housing Development Authority, SD, Single Family Refunding Revenue Bonds, (Series A), 3.75%, 11/01/50	1,975,000	2,209,571

TOTAL SOUTH DAKOTA		$2,209,571

Description	Par Value	Value

TENNESSEE – 0.0%**

MEDICAL – 0.0%**
Metropolitan Govt. Nashville & Davidson County Health & Educational Facility Board, TN, Refunding Revenue Bonds, (Series A), (NATL), 4.88%, 11/01/28	$155,000	$180,279

TOTAL TENNESSEE		$180,279

TEXAS – 8.4%

DEDICATED TAX – 0.3%
Texas Transportation Commission State Highway Fund, TX, Refunding Revenue Bonds, (Series A), 5.00%, 04/01/22	915,000	976,589

GENERAL OBLIGATIONS – 1.8%
Collin County Community College District, TX, GO Limited, AD Valorem Property Tax, (Series A)
5.00%, 08/15/27	1,000,000	1,283,150
5.00%, 08/15/33	2,000,000	2,609,460
El Paso, TX, GO Limited, AD Valorem Property Tax, 4.00%, 08/15/33	2,300,000	2,662,825

TOTAL GENERAL OBLIGATIONS		$6,555,435

HIGHER EDUCATION – 1.0%
Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools)
5.00%, 08/15/27	1,000,000	1,276,300
5.00%, 08/15/29	1,000,000	1,297,270
5.00%, 08/15/31	835,000	995,637

TOTAL HIGHER EDUCATION		$3,569,207

HOUSING – 0.9%
Texas Department of Housing & Community Affairs, TX, Revenue Bonds, (Series A), 4.00%, 03/01/50	2,690,000	3,072,706

MEDICAL – 0.1%
North Central Texas Health Facility Development Corp., TX, Refunding Revenue Bonds, (Presbyterian Healthcare System), (Series B), (NATL), Prerefunded/ETM, 5.50%, 06/01/21	25,000	25,748
Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (AMBAC), Prerefunded/ETM, 6.00%, 09/01/24	85,000	96,270
Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (FGIC), Prerefunded/ETM, 6.00%, 09/01/24	50,000	56,630
Tarrant County Health Facilities Development Corp., TX, Revenue Bonds, (Harris Methodist Health System), (NATL-IBC), Prerefunded/ETM, 6.00%, 09/01/24	25,000	28,315

TOTAL MEDICAL		$206,963

SCHOOL DISTRICT – 1.6%
Beaumont Independent School District, TX, GO Unlimited Current Refunding, AD Valorem Property Tax, 4.00%, 02/15/31	1,000,000	1,167,270

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

31	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Carroll Independent School District, TX, GO Unlimited, AD Valorem Property Tax, 5.00%, 02/15/23	$250,000	$276,900
Fort Worth Independent School District, TX, GO Unlimited, Advance Refunding, AD Valorem Property Tax, 5.00%, 02/15/24	350,000	403,806
Lewisville Independent School District, TX, GO Unlimited, AD Valorem Property Tax, 4.00%, 08/15/34	3,000,000	3,660,780
Northside Independent School District, TX, GO Unlimited, Advance Refunding, AD Valorem Property Tax, 5.00%, 08/15/23	300,000	339,021

TOTAL SCHOOL DISTRICT		$5,847,777

TRANSPORTATION – 1.2%
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,780,964
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Series F), 5.00%, 01/01/25	1,000,000	1,145,280
Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,391,575

TOTAL TRANSPORTATION		$4,317,819

UTILITIES – 1.5%
Austin, TX, Refunding Revenue Bonds, (BHAC-CR NATL-RE) , 5.25%, 05/15/25	5,000,000	5,567,800

TOTAL TEXAS		$30,114,296

UTAH – 4.1%

AIRPORT – 1.8%
Salt Lake City Corp., UT, Revenue Bonds, (Series A)
5.00%, 07/01/32	3,000,000	3,614,250
5.00%, 07/01/33	2,500,000	2,995,525

TOTAL AIRPORT		$6,609,775

GENERAL OBLIGATIONS – 0.3%
State of Utah, UT, GO Unlimited, 5.00%, 07/01/26	1,000,000	1,255,970

MEDICAL – 2.0%
Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM
5.40%, 02/15/28	2,500,000	2,934,900
5.13%, 02/15/33	3,565,000	4,145,418

TOTAL MEDICAL		$7,080,318

TOTAL UTAH		$14,946,063

WASHINGTON – 3.1%

DEDICATED TAX – 1.2%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	3,835,000	4,280,704

Description	Par Value	Value

HOSPITAL – 0.6%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, Overlake Hospital Medical Center, 5.00%, 07/01/33	$1,750,000	$2,106,807

SCHOOL DISTRICT – 1.3%
Clark County School District No 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	3,000,000	3,663,750
King County School District No. 414 Lake Washington, WA, GO Limited, AD Valorem Property Tax, 4.00%, 12/01/23	1,000,000	1,115,000

TOTAL SCHOOL DISTRICT		$4,778,750

TOTAL WASHINGTON		$11,166,261

WISCONSIN – 0.2%

GENERAL OBLIGATIONS – 0.0%**
State of Wisconsin, WI, GO Unlimited, Advance Refunding, AD Valorem Property Tax, (Series 1), 5.00%, 11/01/21	180,000	188,543

MEDICAL – 0.2%
Wisconsin Health & Educational Facilities Authority, WI, Current Refunding Revenue Bonds, (Aurora Health Care, Inc.), (Series A), Prerefunded/ETM, 5.13%, 04/15/31	500,000	557,410

TOTAL WISCONSIN		$745,953

TOTAL MUNICIPAL BONDS
(Cost $339,781,935)		$351,458,508

	Number of Shares
MONEY MARKET FUND – 2.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%^	9,048,081	9,048,081

TOTAL MONEY MARKET FUND
(Cost $9,048,081)		$9,048,081

TOTAL INVESTMENTS – 100.1%
(Cost $348,830,016)		$360,506,589
OTHER ASSETS LESS LIABILITIES – (0.1)%		(390,506)

TOTAL NET ASSETS – 100.0%		$360,116,083

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	32

Wilmington Municipal Bond Fund (concluded)

Cost of investments for Federal income tax purposes is $348,831,949. The net unrealized appreciation/(depreciation) of investments was $11,674,640. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $12,363,710 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(689,070).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Bonds	$—	$351,458,508	$—	$351,458,508
Money Market Fund	9,048,081	—	—	9,048,081

Total	$9,048,081	$351,458,508	$—	$360,506,589

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Fund:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
AMBAC	American Municipal Bond Assurance Corporation
BAM	Build America Mutual Assurance Company
BHAC	Berkshire Hathaway Assurance Corporation
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Corporation
GO	General Obligation
IBC	International Bancshares Corporation
ICC	Insured Custody Certificates
LLC	Limited Liability Corporation
NATL	National Public Finance Guarantee Corporation
SCH BD GTY	School Bond Guaranty
TCRS	Tax Credit Reporting Service
UT	Unlimited Tax

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

33

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2020, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Higher Education	22.0%
Housing	16.9%
Dedicated Tax	14.4%
General Obligations	10.9%
Medical	7.3%
Airport	6.9%
Transportation	5.6%
Power	3.2%
Lease	2.6%
Development	2.2%
Student Housing	1.8%
Facilities	0.2%
Cash Equivalents(1)	4.6%
Other Assets and Liabilities - Net(2)	1.4%

TOTAL	100.0

Percentage of
Credit Quality Diversification(3)	Total Net Assets
AAA / Aaa	0.2%
AA / Aa	43.8%
A / A	32.2%
BBB / Baa	17.8%
Not Rated	4.6%
Other Assets and Liabilities - Net(2)	1.4%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 94.0%

NEW YORK – 94.0%

AIRPORT – 6.9%
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (205th Series), 5.00%, 11/15/32	$1,000,000	$1,222,650
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, Port, Airport & Marina Improvements, (207th Series), 5.00%, 09/15/23	3,000,000	3,374,220

TOTAL AIRPORT		$4,596,870

DEDICATED TAX – 14.4%
Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,385,760
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	1,300,000	1,558,765

Description	Par Value	Value

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series C-1), 5.00%, 11/01/25	$500,000	$609,310
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (Series D), 5.00%, 02/15/27	945,000	1,167,009
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,434,940
New York State Urban Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), 5.00%, 03/15/25	540,000	643,874
Sales Tax Asset Receivable Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 10/15/31	1,500,000	1,756,815

TOTAL DEDICATED TAX		$9,556,473

DEVELOPMENT – 2.2%
New York Liberty Development Corp., NY, Refunding Revenue Bonds, Goldman Sachs Headquarters, 5.25%, 10/01/35	1,045,000	1,436,718

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS	34

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

FACILITIES – 0.2%
United Nations Development Corp., NY, Revenue Bonds, Public Improvements, Prerefunded/ETM, 5.90%, 05/01/23	$115,000	$124,049

GENERAL OBLIGATIONS – 10.9%
Monroe County, NY, GO, Public Improvements, AD Valorem Property Tax, (AGM), 5.00%, 06/01/22	1,070,000	1,147,511
Nassau County, NY, GO, Public Improvements, AD Valorem Property Tax, (Series C), (BAM), 5.00%, 04/01/26	1,000,000	1,222,750
New York, NY, GO Unlimited, (Series A-1), 5.00%, 08/01/31	1,000,000	1,301,140
Newburgh, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), Prerefunded/ETM, 5.25%, 06/15/27	1,010,000	1,090,396
Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM)
5.00%, 05/01/26	1,000,000	1,212,070
5.00%, 05/01/30	1,000,000	1,279,690

TOTAL GENERAL OBLIGATIONS		$7,253,557

HIGHER EDUCATION – 22.0%
City of Albany Capital Resource Corp., NY, Refunding Revenue Bonds, Albany Law School of Union University Project
4.00%, 07/01/22	600,000	616,320
4.00%, 07/01/23	725,000	750,107
4.00%, 07/01/25	865,000	908,250
4.00%, 07/01/26	800,000	840,936
5.00%, 07/01/29	1,195,000	1,310,855
Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, The Culinary Institute of America, 5.00%, 07/01/32	1,040,000	1,160,786
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, The Juilliard School, (Series A), 5.00%, 01/01/33	1,025,000	1,308,269
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Brooklyn Law School, (Series A), 5.00%, 07/01/33	1,200,000	1,377,216
New York State Dormitory Authority, NY, Refunding Revenue Bonds, (NATL-IBC), 5.25%, 05/15/21	5,000	5,133
New York State Dormitory Authority, NY, Refunding Revenue Bonds, School Districts Financing Program, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	1,000,000	1,271,880
New York State Dormitory Authority, NY, Refunding Revenue Notes, 3rd General Resolution, (Series E), 5.00%, 05/15/27	1,740,000	1,845,096
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	2,725,000	3,252,178

TOTAL HIGHER EDUCATION		$14,647,026

HOUSING – 16.9%
New York City, NY, Housing Development Corp., Multi Family Revenue Bonds, (Sustainable Neighborhood Bonds), 1.75%, 05/01/59Δ	2,000,000	2,022,240

Description	Par Value	Value

New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	$2,000,000	$2,149,060
New York City, NY, Housing Development Corp., Revenue Bonds, Sustainable Neighborhood Bonds
2.45%, 05/01/31	500,000	520,495
3.10%, 11/01/34	890,000	948,402
New York State Housing Finance Agency, NY, Multi Family Revenue Bonds, Climate Bond Certified/Sustainability Bonds (Series P), 1.60%, 11/01/24	1,000,000	1,007,940
New York State Mortgage Agency, NY, Current Refunding Revenue Bonds, (221th Series), 3.50%, 10/01/32	1,940,000	2,110,739
New York State Mortgage Agency, NY, Single Family Revenue Bonds, (223th Series), 3.50%, 04/01/49	1,335,000	1,435,165
New York State Mortgage Agency, NY, Single Family Revenue Bonds, (226th Series), 3.50%, 10/01/50	1,000,000	1,094,250

TOTAL HOUSING		$11,288,291

LEASE – 2.6%
Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,759,109

MEDICAL – 7.3%
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (NYU Hospitals Center), 5.00%, 07/01/27	2,000,000	2,285,940
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	1,000,000	1,241,390
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, Health, Hospital, Nursing Home Revenue (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,334,221

TOTAL MEDICAL		$4,861,551

POWER – 3.2%
Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A), 5.00%, 09/01/33	700,000	923,265
Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series B), 5.00%, 09/01/25	1,000,000	1,221,020

TOTAL POWER		$2,144,285

STUDENT HOUSING – 1.8%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, UBF Facility Student Housing Corp., (AGM), 5.00%, 10/01/31	1,000,000	1,198,700

TRANSPORTATION – 5.6%
Metropolitan Transportation Authority, NY, Revenue Bonds, (Series D-1), 5.00%, 09/01/22	1,500,000	1,526,100

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

35	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund(concluded)

Description	Par Value	Value
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/24	$1,000,000	$1,058,270
New York State Thruway Authority, NY, Refunding Revenue Bonds, Highway Revenue Tolls, (Series K)
5.00%, 01/01/29	105,000	122,367
5.00%, 01/01/30	700,000	813,911
Triborough Bridge & Tunnel Authority, NY, Current Refunding Revenue Bonds, Highway Revenue Tools, (Series B), 5.00%, 11/15/29	200,000	217,468

TOTAL TRANSPORTATION		$3,738,116

TOTAL NEW YORK		$62,604,745

TOTAL MUNICIPAL BONDS
(Cost $60,952,063)		$62,604,745

Description	Number of Shares	Value
MONEY MARKET FUND – 4.6%
Dreyfus Government Cash Management Fund, Institutional Shares, 0.02%^	3,072,408	$3,072,408

TOTAL MONEY MARKET FUND
(Cost $3,072,408)		$3,072,408

TOTAL INVESTMENTS – 98.6%
(Cost $64,024,471)		$65,677,153
OTHER ASSETS LESS LIABILITIES – 1.4%		945,740

TOTAL NET ASSETS – 100.0%		$66,622,893

Cost of investments for Federal income tax purposes is $64,059,940.The net unrealized appreciation/(depreciation) of investments was $1,617,213. This consists of net unrealized appreciation from investment for those securities having an excess of value over cost of $1,901,693 and net unrealized depreciation from investments for those securities having an excess of cost over value of $(284,480).

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$62,604,745	$—	$62,604,745
Money Market Fund	3,072,408	—	—	3,072,408

Total	$3,072,408	$62,604,745	$—	$65,677,153

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

ETM	Escrowed to Maturity

GO	General Obligation

IBC	International Bancshares Corporation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	36

October 31, 2020 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund		Wilmington Short-Term Bond Fund
ASSETS:
Investments, at identified cost	$589,593,787		$47,029,857		$44,866,825

Investments in securities, at value (Including $23,947,468, $787,550 and $925,406, respectively, of securities on loan) (Note 2)	$625,000,289		$49,714,943		$45,737,517
Cash	101,950		4,450		—
Income receivable	3,486,964		304,147		289,706
Due from advisor	—		2,612		4,847
Receivable for shares sold	1,084,458		9		160,003
Receivable for investments sold	4,131,819		—		—
Prepaid assets	25,647		21,194		19,696

TOTAL ASSETS	633,831,127		50,047,355		46,211,769

LIABILITIES:
Payable for investments purchased	10,943,536		249,660		249,660
Collateral for securities on loan	24,733,542		806,642		961,286
Income distribution payable	502,516		39,131		11,040
Payable for shares redeemed	141,210		317		22,839
Payable for Trustees’ fees	8,652		8,731		8,744
Payable for administration fees	15,409		1,269		1,167
Payable for distribution services fees	673		313		826
Payable for shareholder services fees	269		125		—
Payable for investment advisory fees	189,733		—		—
Other accrued expenses	142,155		74,297		76,585

TOTAL LIABILITIES	36,677,695		1,180,485		1,332,147

NET ASSETS	$597,153,432		$48,866,870		$44,879,622

NET ASSETS CONSIST OF:

Paid-in capital	$560,771,995		$45,331,922		$44,983,925
Distributable earnings (loss)	36,381,437		3,534,948		(104,303)

TOTAL NET ASSETS	$597,153,432		$48,866,870		$44,879,622

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$3,142,339		$1,465,051		$3,879,071

Shares outstanding (unlimited shares authorized)	300,162		140,912		380,638

Net Asset Value per share	$10.47		$10.40		$10.19

Offering Price per share*	$10.96	**	$10.89	**	$10.37	***

Class I
Net Assets	$594,011,093		$47,401,819		$41,000,551

Shares outstanding (unlimited shares authorized)	57,710,692		4,555,838		4,022,254

Net Asset Value and Offering Price per share	$10.29		$10.40		$10.19

*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.
***	Computation of offering price per share: 100/98.25 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

37	STATEMENTS OF ASSETS AND LIABILITIES (concluded)

October 31, 2020 (unaudited)	Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$348,830,016		$64,024,471

Investments in securities, at value	$360,506,589		$65,677,153
Income receivable	4,317,648		807,902
Receivable for shares sold	863,008		258,657
Prepaid assets	27,771		10,880

TOTAL ASSETS	365,715,016		66,754,592

LIABILITIES:
Payable for investments purchased	4,838,085		—
Income distribution payable	430,577		29,347
Payable for shares redeemed	175,910		13,151
Payable for Trustees’ fees	8,652		8,652
Payable for administration fees	9,264		1,693
Payable for distribution services fees	5,249		1,520
Payable for investment advisory fees	109,747		8,739
Other accrued expenses	21,449		68,597

TOTAL LIABILITIES	5,598,933		131,699

NET ASSETS	$360,116,083		$66,622,893

NET ASSETS CONSIST OF:
Paid-in capital	$349,015,151		$64,852,037
Distributable earnings (loss)	11,100,932		1,770,856

TOTAL NET ASSETS	$360,116,083		$66,622,893

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$24,563,556		$7,128,001

Shares outstanding (unlimited shares authorized)	1,849,307		676,696

Net Asset Value per share	$13.28		$10.53

Offering Price per share*	$13.91	**	$11.03	**

Class I
Net Assets	$335,552,527		$59,494,892

Shares outstanding (unlimited shares authorized)	25,252,498		5,644,463

Net Asset Value and Offering Price per share	$13.29		$10.54

*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	38

Six Months Ended October 31, 2020 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Intermediate-Term Bond Fund	Wilmington Short-Term Bond Fund
INVESTMENT INCOME:
Dividends	$159,968	$2,529	$13,481
Interest	7,412,577	598,880	460,526
Securities lending income, net	6,173	784	367

TOTAL INVESTMENT INCOME	7,578,718	602,193	474,374

EXPENSES:
Investment advisory fees	1,291,629	112,681	95,841
Administration fees	86,897	7,580	7,253
Portfolio accounting and administration fees	69,839	21,827	20,431
Custodian fees	6,171	1,492	2,085
Transfer and dividend disbursing agent fees and expenses	43,128	1,496	2,935
Trustees’ fees	30,594	30,594	30,594
Professional fees	50,376	48,285	48,243
Distribution services fee—Class A	4,084	1,879	5,864
Shareholder services fee—Class A	4,084	1,879	5,864
Shareholder services fee—Class I	713,486	60,722	54,036
Share registration costs	17,712	15,036	15,644
Printing and postage	10,148	2,061	2,039
Miscellaneous	26,001	9,570	9,392

TOTAL EXPENSES	2,354,149	315,102	300,221

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(226,134)	(127,923)	(119,447)
Waiver of shareholder services fee—Class A	(2,450)	(1,127)	(5,864)
Waiver of shareholder services fee—Class I	(713,486)	(60,722)	(54,036)

TOTAL WAIVERS AND REIMBURSEMENTS	(942,070)	(189,772)	(179,347)

Net expenses	1,412,079	125,330	120,874

Net investment income	6,166,639	476,863	353,500

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	860,057	330,846	189,928
Net change in unrealized appreciation (depreciation) on investments	2,572,578	668,642	58,559

Net realized and unrealized gain (loss)	3,432,635	999,488	248,487

Change in net assets resulting from operations	$9,599,274	$1,476,351	$601,987

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

39	STATEMENTS OF OPERATIONS (concluded)

Six Months Ended October 31, 2020 (unaudited)	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$849	$215
Interest	4,177,219	697,414

TOTAL INVESTMENT INCOME	4,178,068	697,629

EXPENSES:
Investment advisory fees	816,638	146,347
Administration fees	54,941	9,845
Portfolio accounting and administration fees	51,026	20,364
Custodian fees	2,206	664
Transfer and dividend disbursing agent fees and expenses	7,735	5,452
Trustees’ fees	30,594	30,594
Professional fees	49,785	47,470
Distribution services fee—Class A	31,281	9,213
Shareholder services fee—Class A	31,281	9,213
Shareholder services fee—Class I	422,406	72,090
Share registration costs	16,794	5,767
Printing and postage	3,752	3,124
Miscellaneous	18,100	9,885

TOTAL EXPENSES	1,536,539	370,028

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(162,343)	(94,651)
Waiver of shareholder services fee—Class A	(31,281)	(9,213)
Waiver of shareholder services fee—Class I	(422,406)	(72,090)

TOTAL WAIVERS AND REIMBURSEMENTS	(616,030)	(175,954)

Net expenses	920,509	194,074

Net investment income	3,257,559	503,555

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(108,773)	(4,804)
Net change in unrealized appreciation (depreciation) on investments	15,141,243	2,047,477

Net realized and unrealized gain (loss)	15,032,470	2,042,673

Change in net assets resulting from operations	$18,290,029	$2,546,228

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	40

	Wilmington Broad Market Bond Fund		Wilmington Intermediate-Term Bond Fund

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020

OPERATIONS:
Net investment income	$6,166,639	$12,467,103	$476,863	$1,310,261
Net realized gain (loss)	860,057	3,339,184	330,846	980,351
Net change in unrealized appreciation (depreciation)	2,572,578	31,263,726	668,642	1,645,505

Change in net assets resulting from operations	9,599,274	47,070,013	1,476,351	3,936,117

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(29,590)	(64,387)	(11,947)	(42,342)
Class I	(6,137,376)	(13,059,554)	(465,100)	(1,594,387)

Total distributions to shareholders	(6,166,966)	(13,123,941)	(477,047)	(1,636,729)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	10,601	535,517	—	—
Class I	85,107,552	173,643,574	2,862,057	8,082,186
Distributions reinvested
Class A	22,499	46,198	9,532	33,152
Class I	3,121,821	7,046,793	214,650	786,619
Cost of shares redeemed
Class A	(157,831)	(1,044,490)	(124,054)	(312,432)
Class I	(33,450,296)	(222,700,202)	(4,605,400)	(39,612,198)

Change in net assets resulting from share transactions	54,654,346	(42,472,610)	(1,643,215)	(31,022,673)

Change in net assets	58,086,654	(8,526,538)	(643,911)	(28,723,285)
NET ASSETS:
Beginning of period	539,066,778	547,593,316	49,510,781	78,234,066

End of period	$597,153,432	$539,066,778	$48,866,870	$49,510,781

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	1,008	52,652	—	—
Class I	8,195,635	17,484,936	275,468	805,727
Distributions reinvested
Class A	2,138	4,567	915	3,303
Class I	301,670	709,331	20,607	78,410
Shares redeemed
Class A	(14,987)	(105,610)	(12,073)	(31,017)
Class I	(3,236,697)	(22,708,456)	(442,878)	(3,974,501)

Net change resulting from share transactions	5,248,767	(4,562,580)	(157,961)	(3,118,078)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

41	STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Wilmington Short-Term Bond Fund		Wilmington Municipal Bond Fund

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
OPERATIONS:
Net investment income	$353,500	$983,177	$3,257,559	$6,346,416
Net realized gain (loss)	189,928	321,471	(108,773)	6,015,567
Net change in unrealized appreciation (depreciation)	58,559	686,722	15,141,243	(12,257,840)

Change in net assets resulting from operations	601,987	1,991,370	18,290,029	104,143

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(29,721)	(103,114)	(195,255)	(897,121)
Class I	(323,827)	(911,687)	(3,062,304)	(10,143,822)

Total distributions to shareholders	(353,548)	(1,014,801)	(3,257,559)	(11,040,943)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	118,835	1,023,822	60,674	1,158,841
Class I	5,483,126	9,978,636	48,055,364	125,486,757
Distributions reinvested
Class A	17,465	55,577	135,018	612,894
Class I	245,058	683,168	588,431	4,834,614
Cost of shares redeemed
Class A	(2,384,969)	(589,051)	(738,332)	(5,875,324)
Class I	(7,655,736)	(13,511,420)	(43,686,303)	(64,462,561)

Change in net assets resulting from share transactions	(4,176,221)	(2,359,268)	4,414,852	61,755,221

Change in net assets	(3,927,782)	(1,382,699)	19,447,322	50,818,421
NET ASSETS:
Beginning of period	48,807,404	50,190,103	340,668,761	289,850,340

End of period	$44,879,622	$48,807,404	$360,116,083	$340,668,761

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	11,675	101,662	4,550	86,244
Class I	537,296	992,906	3,630,543	9,669,481
Distributions reinvested
Class A	1,711	5,524	10,177	45,846
Class I	24,003	67,892	44,338	362,237
Shares redeemed
Class A	(233,680)	(58,587)	(55,601)	(438,848)
Class I	(750,370)	(1,341,738)	(3,294,578)	(4,875,090)

Net change resulting from share transactions	(409,365)	(232,341)	339,429	4,849,870

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	42

	Wilmington New York Municipal Bond Fund

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
OPERATIONS:
Net investment income	$503,555	$1,032,991
Net realized gain (loss)	(4,804)	714,111
Net change in unrealized appreciation (depreciation)	2,047,477	(1,682,471)

Change in net assets resulting from operations	2,546,228	64,631

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(48,539)	(168,791)
Class I	(455,014)	(1,288,518)

Total distributions to shareholders	(503,553)	(1,457,309)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	8,145	79,147
Class I	7,542,715	13,716,192
Distributions reinvested
Class A	32,208	120,538
Class I	298,840	919,727
Cost of shares redeemed
Class A	(404,163)	(1,430,945)
Class I	(5,127,839)	(11,791,130)

Change in net assets resulting from share transactions	2,349,906	1,613,529

Change in net assets	4,392,581	220,851
NET ASSETS:
Beginning of period	62,230,312	62,009,461

End of period	$66,622,893	$62,230,312

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	774	7,486
Class I	714,299	1,308,297
Distributions reinvested
Class A	3,053	11,368
Class I	28,306	86,687
Shares redeemed
Class A	(38,301)	(135,330)
Class I	(486,399)	(1,122,548)

Net change resulting from share transactions	221,732	155,960

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

43	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON BROAD MARKET BOND FUND

CLASS A	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period
Income (Loss) From Operations:	$10.39		$ 9.71	$ 9.51	$ 9.78	$ 9.94	$ 9.95
Net Investment Income(a)	0.10		0.21	0.21	0.18	0.16	0.18
Net Realized and Unrealized Gain (Loss)	0.08		0.69	0.21	(0.26)	(0.14)	0.02

Total Income (Loss) From Operations	0.18		0.90	0.42	(0.08)	0.02	0.20

Less Distributions From:
Net Investment Income	(0.10)		(0.22)	(0.22)	(0.19)	(0.18)	(0.20)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Distributions	(0.10)		(0.22)	(0.22)	(0.19)	(0.18)	(0.21)

Net Asset Value, End of Period	$10.47		$10.39	$ 9.71	$ 9.51	$ 9.78	$ 9.94

Total Return(b)	1.69%		9.35%	4.45%	(0.81)%	0.22%	2.03%
Net Assets, End of Period (000’s)	$3,142		$3,242	$3,501	$4,074	$4,503	$5,206
Ratios to Average Net Assets
Gross Expense(c)	1.07	%(d)	1.07%	1.08%	1.09%	1.09%	1.10%
Net Expense(c),(e)	0.84	%(d)	0.83%	0.83%	0.87%	0.89%	0.88%
Net Investment Income	1.81	%(d)	2.06%	2.18%	1.82%	1.62%	1.85%
Portfolio Turnover Rate	21%		46%	36%	34%	32%	44%

CLASS I	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$10.22		$9.55	$9.35	$9.62	$9.78	$9.79
Income (Loss) From Operations:
Net Investment Income(a)	0.11		0.24	0.24	0.21	0.19	0.21
Net Realized and Unrealized Gain (Loss)	0.07		0.68	0.21	(0.26)	(0.14)	0.02

Total Income (Loss) From Operations	0.18		0.92	0.45	(0.05)	0.05	0.23

Less Distributions From:
Net Investment Income	(0.11)		(0.25)	(0.25)	(0.22)	(0.21)	(0.23)
Net Realized Gains	—		—	—	—	—	(0.01)

Total Distributions	(0.11)		(0.25)	(0.25)	(0.22)	(0.21)	(0.24)

Net Asset Value, End of Period	$10.29		$10.22	$9.55	$9.35	$9.62	$9.78

Total Return(b)	1.78%		9.74%	4.84%	(0.52)%	0.54%	2.38%
Net Assets, End of Period (000’s)	$594,011		$535,825	$544,092	$506,940	$503,184	$409,975
Ratios to Average Net Assets
Gross Expense(c)	0.82	%(d)	0.82%	0.83%	0.84%	0.84%	0.85%
Net Expense(c),(e)	0.49	%(d)	0.49%	0.49%	0.53%	0.55%	0.55%
Net Investment Income	2.15	%(d)	2.40%	2.52%	2.18%	1.96%	2.15%
Portfolio Turnover Rate	21%		46%	36%	34%	32%	44%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	44

For a share outstanding throughout each period:

WILMINGTON INTERMEDIATE-TERM BOND FUND

CLASS A	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$10.19		$ 9.81	$ 9.58	$ 9.88	$10.01	$10.02
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.19	0.19	0.16	0.13	0.13
Net Realized and Unrealized Gain (Loss)	0.21		0.44	0.23	(0.27)	(0.12)	0.03

Total Income (Loss) From Operations	0.29		0.63	0.42	(0.11)	0.01	0.16

Less Distributions From:
Net Investment Income	(0.08)		(0.19)	(0.19)	(0.16)	(0.13)	(0.13)
Net Realized Gains	—		(0.06)	0.00 (b)	(0.03)	(0.01)	(0.04)

Total Distributions	(0.08)		(0.25)	(0.19)	(0.19)	(0.14)	(0.17)

Net Asset Value, End of Period	$10.40		$10.19	$ 9.81	$ 9.58	$ 9.88	$10.01

Total Return(c)	2.88%		6.49%	4.47%	(1.14)%	0.16%	1.62%
Net Assets, End of Period (000’s)	$1,465		$1,550	$1,763	$1,912	$2,765	$3,509
Ratios to Average Net Assets
Gross Expense(d)	1.50	%(e)	1.40%	1.32%	1.26%	1.18%	1.18%
Net Expense(d),(f)	0.84	%(e)	0.80%	0.80%	0.83%	0.86%	0.85%
Net Investment Income	1.56	%(e)	1.92%	1.96%	1.65%	1.32%	1.34%
Portfolio Turnover Rate	22%		35%	25%	30%	39%	32%

CLASS I	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$ 10.20		$ 9.81	$ 9.59	$ 9.88	$ 10.02	$ 10.03
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.22	0.22	0.19	0.17	0.17
Net Realized and Unrealized Gain (Loss)	0.20		0.45	0.22	(0.26)	(0.13)	0.03

Total Income (Loss) From Operations	0.30		0.67	0.44	(0.07)	0.04	0.20

Less Distributions From:
Net Investment Income	(0.10)		(0.22)	(0.22)	(0.19)	(0.17)	(0.17)
Net Realized Gains	—		(0.06)	0.00 (b)	(0.03)	(0.01)	(0.04)

Total Distributions	(0.10)		(0.28)	(0.22)	(0.22)	(0.18)	(0.21)

Net Asset Value, End of Period	$ 10.40		$ 10.20	$ 9.81	$ 9.59	$ 9.88	$ 10.02

Total Return(c)	2.95%		6.92%	4.68%	(0.72)%	0.40%	1.94%
Net Assets, End of Period (000’s)	$47,402		$47,961	$76,471	$82,301	$127,103	$120,406
Ratios to Average Net Assets
Gross Expense(d)	1.25	%(e)	1.15%	1.07%	1.01%	0.93%	0.93%
Net Expense(d),(f)	0.49	%(e)	0.49%	0.49%	0.52%	0.53%	0.53%
Net Investment Income	1.91	%(e)	2.23%	2.26%	1.96%	1.66%	1.66%
Portfolio Turnover Rate	22%		35%	25%	30%	39%	32%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.

(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

45	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON SHORT-TERM BOND FUND

CLASS A	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$10.14		$ 9.95		$9.85	$ 9.99	$10.07	$10.10
Income (Loss) From Operations:
Net Investment Income(a)	0.07		0.18		0.16	0.12	0.10	0.07
Net Realized and Unrealized Gain (Loss)	0.04		0.19		0.11	(0.12)	(0.06)	0.02

Total Income (Loss) From Operations	0.11		0.37		0.27	0.00 (b)	0.04	0.09

Less Distributions From:
Net Investment Income	(0.06)		(0.18)		(0.17)	(0.14)	(0.12)	(0.10)
Net Realized Gains	—		—		—	—	—	(0.02)

Total Distributions	(0.06)		(0.18)		(0.17)	(0.14)	(0.12)	(0.12)

Net Asset Value, End of Period	$10.19		$10.14		$ 9.95	$ 9.85	$ 9.99	$10.07

Total Return(c)	1.13%		3.78%		2.79%	(0.03)%	0.43%	0.87%
Net Assets, End of Period (000’s)	$3,879		$6,094		$5,494	$5,973	$6,628	$7,796
Ratios to Average Net Assets
Gross Expense(d)	1.48	%(e)	1.43%		1.42%	1.37%	1.23%	1.11%
Net Expense(d),(f)	0.73	%(e)	0.73%		0.73%	0.73%	0.73%	0.73%
Net Investment Income	1.27	%(e)	1.76%		1.65%	1.22%	0.96%	0.71%
Portfolio Turnover Rate	56%		140	%(g)	67%	42%	72%	104%

CLASS I	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$ 10.14		$ 9.95		$ 9.85	$ 9.99	$ 10.07	$ 10.10
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.20		0.19	0.15	0.12	0.10
Net Realized and Unrealized Gain (Loss)	0.05		0.20		0.11	(0.13)	(0.05)	0.01

Total Income (Loss) From Operations	0.13		0.40		0.30	0.02	0.07	0.11

Less Distributions From:
Net Investment Income	(0.08)		(0.21)		(0.20)	(0.16)	(0.15)	(0.12)
Net Realized Gains	—		—		—	—	—	(0.02)

Total Distributions	(0.08)		(0.21)		(0.20)	(0.16)	(0.15)	(0.14)

Net Asset Value, End of Period	$ 10.19		$ 10.14		$ 9.95	$ 9.85	$ 9.99	$ 10.07

Total Return(c)	1.25%		4.04%		3.04%	0.22%	0.68%	1.12%
Net Assets, End of Period (000’s)	$41,001		$42,713		$44,696	$46,309	$64,706	$160,541
Ratios to Average Net Assets
Gross Expense(d)	1.23	%(e)	1.19%		1.17%	1.11%	0.98%	0.86%
Net Expense(d),(f)	0.48	%(e)	0.48%		0.48%	0.48%	0.48%	0.48%
Net Investment Income	1.50	%(e)	2.01%		1.90%	1.46%	1.19%	0.97%
Portfolio Turnover Rate	56%		140	%(g)	67%	42%	72%	104%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Represents less than $0.005.

(c)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(d)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(e)	Annualized for periods less than one year.

(f)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

(g)	The rate for the fiscal year ended April 30, 2020 increased due to elevated trading activity required to take advantage of changing market conditions in the short-term fixed income market.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	46

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$12.72		$13.22	$12.78	$13.14	$13.54	$13.41
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.25	0.26	0.22	0.22	0.23
Net Realized and Unrealized Gain (Loss)	0.56		(0.28)	0.44	(0.26)	(0.31)	0.37

Total Income (Loss) From Operations	0.66		(0.03)	0.70	(0.04)	(0.09)	0.60

Less Distributions From:
Net Investment Income	(0.10)		(0.25)	(0.26)	(0.22)	(0.22)	(0.23)
Net Realized Gains	—		(0.22)	—	(0.10)	(0.09)	(0.24)

Total Distributions	(0.10)		(0.47)	(0.26)	(0.32)	(0.31)	(0.47)

Net Asset Value, End of Period	$ 13.28		$ 12.72	$ 13.22	$ 12.78	$ 13.14	$ 13.54

Total Return(b)	5.23%		(0.36)%	5.52%	(0.29)%	(0.65)%	4.55%
Net Assets, End of Period (000’s)	$24,564		$24,052	$29,050	$29,109	$31,951	$38,182
Ratios to Average Net Assets
Gross Expense(c)	1.08	%(d)	1.09%	1.10%	1.10%	1.09%	1.09%
Net Expense(c),(e)	0.74	%(d)	0.74%	0.74%	0.74%	0.74%	0.74%
Net Investment Income	1.56	%(d)	1.90%	1.99%	1.70%	1.62%	1.69%
Portfolio Turnover Rate	12%		81%	83%	79%	40%	32%

CLASS I	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$12.73		$13.23	$12.79	$13.15	$13.55	$13.42
Income (Loss) From Operations:
Net Investment Income(a)	0.12		0.29	0.29	0.26	0.25	0.26
Net Realized and Unrealized Gain (Loss)	0.56		(0.28)	0.44	(0.26)	(0.31)	0.37

Total Income (Loss) From Operations	0.68		0.01	0.73	0.00 (f)	(0.06)	0.63

Less Distributions From:
Net Investment Income	(0.12)		(0.29)	(0.29)	(0.26)	(0.25)	(0.26)
Net Realized Gains	—		(0.22)	—	(0.10)	(0.09)	(0.24)

Total Distributions	(0.12)		(0.51)	(0.29)	(0.36)	(0.34)	(0.50)

Net Asset Value, End of Period	$13.29		$12.73	$13.23	$12.79	$13.15	$13.55

Total Return(b)	5.36%		(0.10)%	5.78%	(0.03)%	(0.39)%	4.81%
Net Assets, End of Period (000’s)	$335,553		$316,617	$260,800	$259,934	$263,825	$267,864
Ratios to Average Net Assets
Gross Expense(c)	0.83	%(d)	0.84%	0.85%	0.85%	0.84%	0.84%
Net Expense(c),(e)	0.49	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Net Investment Income	1.81	%(d)	2.14%	2.24%	1.95%	1.87%	1.94%
Portfolio Turnover Rate	12%		81%	83%	79%	40%	32%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

(f)	Represents less than $0.005.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

47	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

CLASS A	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$10.20		$10.43	$10.18	$ 10.56	$ 10.91	$ 10.66
Income (Loss) From Operations:
Net Investment Income(a)	0.07		0.15	0.15	0.15	0.16	0.19
Net Realized and Unrealized Gain (Loss)	0.33		(0.16)	0.36	(0.22)	(0.25)	0.27

Total Income (Loss) From Operations	0.40		(0.01)	0.51	(0.07)	(0.09)	0.46

Less Distributions From:
Net Investment Income	(0.07)		(0.15)	(0.15)	(0.15)	(0.16)	(0.19)
Net Realized Gains	—		(0.07)	(0.11)	(0.16)	(0.10)	(0.02)

Total Distributions	(0.07)		(0.22)	(0.26)	(0.31)	(0.26)	(0.21)

Net Asset Value, End of Period	$10.53		$10.20	$10.43	$ 10.18	$ 10.56	$ 10.91

Total Return(b)	3.93%		(0.12)%	5.16%	(0.75)%	(0.81)%	4.32%
Net Assets, End of Period (000’s)	$7,128		$7,251	$8,630	$14,863	$17,554	$20,197
Ratios to Average Net Assets
Gross Expense(c)	1.36	%(d)	1.34%	1.33%	1.28%	1.24%	1.22%
Net Expense(c),(e)	0.82	%(d)	0.82%	0.83%	0.84%	0.84%	0.84%
Net Investment Income	1.33	%(d)	1.43%	1.50%	1.43%	1.50%	1.76%
Portfolio Turnover Rate	4%		60%	45%	64%	32%	24%

CLASS I	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017	Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$ 10.20		$ 10.43	$ 10.19	$ 10.57	$ 10.92	$ 10.67
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.18	0.18	0.18	0.19	0.22
Net Realized and Unrealized Gain (Loss)	0.34		(0.16)	0.35	(0.22)	(0.25)	0.27

Total Income (Loss) From Operations	0.42		0.02	0.53	(0.04)	(0.06)	0.49

Less Distributions From:
Net Investment Income	(0.08)		(0.18)	(0.18)	(0.18)	(0.19)	(0.22)
Net Realized Gains	—		(0.07)	(0.11)	(0.16)	(0.10)	(0.02)

Total Distributions	(0.08)		(0.25)	(0.29)	(0.34)	(0.29)	(0.24)

Net Asset Value, End of Period	$ 10.54		$ 10.20	$ 10.43	$ 10.19	$ 10.57	$ 10.92

Total Return(b)	4.16%		0.13%	5.32%	(0.50)%	(0.55)%	4.58%
Net Assets, End of Period (000’s)	$59,495		$54,979	$53,379	$56,626	$67,991	$63,704
Ratios to Average Net Assets
Gross Expense(c)	1.11	%(d)	1.09%	1.09%	1.03%	0.99%	0.98%
Net Expense(c),(e)	0.57	%(d)	0.57%	0.58%	0.59%	0.59%	0.59%
Net Investment Income	1.58	%(d)	1.68%	1.76%	1.68%	1.75%	2.01%
Portfolio Turnover Rate	4%		60%	45%	64%	32%	24%

(a)	Per share numbers have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	The investment advisor and other service providers waived or reimbursed a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	48

Wilmington Funds

October 31, 2020 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 funds, 5 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Intermediate-Term Bond Fund (“Intermediate-Term Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Short-Term Bond Fund (“Short-Term Bond Fund”)(d)	The Fund seeks to provide current income.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

(n) Non-diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I and Institutional Class. Service Class, Select Class, Administrative Class and Institutional Class are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value –The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Funds utilize a fair value approach. The fair value of the Funds’ portfolio securities are determined as follows:

•	investments in open-end regulated investment companies are valued at NAV;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

•	for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (“Trustees”).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

49	NOTES TO FINANCIAL STATEMENTS (continued)

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2020, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund
Bank of America Securities, Inc.	$4,699,381	$4,699,381	$—	$—
Citigroup Global Markets Ltd.	4,699,381	4,699,381	—	—
Daiwa Capital Markets America	4,699,381	4,699,381	—	—
National Bank Financial	4,699,381	4,699,381	—	—
Nomura Securities International, Inc.	1,236,637	1,236,637	—	—
RBC Dominion Securities, Inc.	4,699,381	4,699,381	—	—

	$24,733,542	$24,733,542	$—	$—

Intermediate-Term Bond Fund
Bank of America Securities, Inc.	$153,262	$153,262	$—	$—
Citigroup Global Markets Ltd.	153,262	153,262	—	—
Daiwa Capital Markets America	153,262	153,262	—	—
National Bank Financial	153,262	153,262	—	—
Nomura Securities International, Inc.	40,332	40,332	—	—
RBC Dominion Securities, Inc.	153,262	153,262	—	—

	$806,642	$806,642	$—	$—

Short-Term Bond Fund
Bank of America Securities, Inc.	$182,649	$182,649	$—	$—
Citigroup Global Markets Ltd.	182,649	182,649	—	—
Daiwa Capital Markets America	182,649	182,649	—	—
National Bank Financial	182,649	182,649	—	—
Nomura Securities International, Inc.	48,041	48,041	—	—
RBC Dominion Securities, Inc.	182,649	182,649	—	—

	$961,286	$961,286	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights;

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	50

differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended October 31, 2020, the Funds did not incur any interest or penalties.

When-Issued and Delayed Delivery Transactions – The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities owned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investment purchased with cash collateral are presented on the portfolios of investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2020, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)
Broad Market Bond Fund	$23,947,468	$23,947,468	$—

Intermediate-Term Bond Fund	787,550	787,550	—

Short-Term Bond Fund	925,406	925,406	—

(1)

Collateral with a value of $24,733,542, $806,642 and $961,286, respectively, has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

51	NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2020, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The Funds’ federal tax returns filed or to be filed for the years ended 2020, 2019, 2018 and 2017, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The tax character of distributions for the corresponding fiscal year ends were as follows:

Fund	Ordinary Income*	2020 Tax Exempt Income	Long-Term Capital Gains	Ordinary Income*	2019 Tax Exempt Income	Long-Term Capital Gains
Broad Market Bond Fund	$13,123,941	$—	$—	$13,684,821	$—	$—

Intermediate-Term Bond Fund	1,443,833	—	192,896	1,814,403	—	31,638

Short-Term Bond Fund	1,014,801	—	—	995,560	—	—

Municipal Bond Fund	1,145,984	6,195,042	3,699,917	105,114	6,311,677	—

New York Municipal Bond Fund	33,820	999,116	424,373	40,199	1,097,326	719,746

  *    For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards	Late Year Loss Deferrals
Broad Market Bond Fund	$1,224,796	$—	$—	$(1,065,310)	$32,789,643	$—	$ —
Intermediate-Term Bond Fund	47,817	—	563,677	(92,294)	2,016,444	—	—

Short-Term Bond Fund	88,126	—	—	(78,780)	808,717	(1,170,805)	—
Municipal Bond Fund	—	550,782	—	(554,039)	(3,466,603)	—	(461,678)

New York Municipal Bond Fund	—	80,540	123,171	(80,735)	(394,795)	—	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to defer taxable ordinary income losses incurred after December 31 and treat as occurring on the first day of the following fiscal year.

At April 30, 2020, the following Fund had capital loss carryforwards which will reduce the Fund’s taxable income arising from future net realized gain on investments, if any, to the extent permitted by the (“Code”) and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax.

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
Short-Term Bond Fund	$244,634	$926,171	$1,170,805

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
Broad Market Bond Fund	0.45%
Intermediate-Term Bond Fund	0.45%
Short-Term Bond Fund	0.40%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	52

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2021 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I
Broad Market Bond Fund	0.84%	0.49%
Intermediate-Term Bond Fund	0.84%	0.49%
Short-Term Bond Fund	0.73%	0.48%
Municipal Bond Fund	0.74%	0.49%
New York Municipal Bond Fund	0.82%	0.57%

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. The fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust
WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2020, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2020, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the Funds which are listed below:

Fund	Distribution Fees from Class A
Broad Market Bond Fund	$ 3,387
Intermediate-Term Bond Fund	909
Short-Term Bond Fund	4,229
Municipal Bond Fund	26,261
New York Municipal Bond Fund	7,566

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

53	NOTES TO FINANCIAL STATEMENTS (continued)

Sales Charges – The Class A shares of all the Funds bear front-end sales charges.

For the six months ended October 31, 2020, M&T received the amounts listed below from sales charges on the sale of Class A shares.

Fund	Sales Charges from Class A
Broad Market Bond Fund	$275
Short-Term Bond Fund	61
New York Municipal Bond Fund	386

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Class A and Class I shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2020, M&T received a portion of the fees paid by the following Funds which are listed below:

Fund	Shareholder Services Fee
Broad Market Bond Fund	$1,275
Intermediate-Term Bond Fund	336

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Certain Funds may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2020 were as follows:

Fund	Commissions
Broad Market Bond Fund	$1,483
Intermediate-Term Bond Fund	390
Short-Term Bond Fund	390

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2020 were as follows:

	Investments

Fund	Purchases	Sales
Broad Market Bond Fund	$149,212,176	$104,875,195
Intermediate-Term Bond Fund	8,443,315	12,173,096
Short-Term Bond Fund	21,719,847	11,673,351
Municipal Bond Fund	49,587,787	39,639,404
New York Municipal Bond Fund	4,473,754	2,289,280

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	54

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2020 were as follows:

	U.S. Government Securities

Fund	Purchases	Sales
Broad Market Bond Fund	$8,837,990	$11,224,508
Intermediate-Term Bond Fund	2,100,845	1,221,697
Short-Term Bond Fund	2,003,679	12,036,778

6.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Funds and negatively impact Fund performance.

7.	CONCENTRATION OF RISK

The value of the Municipal Bond Fund and New York Municipal Bond Fund investments may be adversely affected by new legislation within the US states or territories, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in each Fund.

At October 31, 2020, the percentages of each Fund’s net assets insured by bond issuers are listed below:

Fund	Municipal Bond Fund	New York Municipal Bond Fund
Assured Guaranty Corporation	0.22%	—
Assured Guaranty Municipal	3.66%	5.43%
American Municipal Bond Assurance Corporation	2.28%	—
Build America Mutual Assurance Company	0.96%	5.58%
National Public Finance Guarantee Corporation	4.60%	4.89%
Total	11.72%	15.90%

8.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

9.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The LOC expires on April 1, 2021.

The Trust did not utilize the LOC during the six months ended October 31, 2020.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

55	NOTES TO FINANCIAL STATEMENTS (concluded)

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standards Update (“ASU”), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. As of October 31, 2020, ASU 2018-13 has been fully adopted and the implementation did not have a material impact on the Funds’ financial statements.

In March 2020, the FASB issued ASU No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

11.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

56

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 9, 2020 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 18, 2020, the Board held a special telephonic meeting (the “August Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and, together with WFMC, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”), to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

57	Semi-Annual Report

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and that the Fund’s total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one- and three-year periods and below the peer group average for the five-year period ended June 30, 2020.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Intermediate-Term Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2020.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Short-Term Bond Fund

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and that the Fund’s total expense ratio was above the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one- and three-year periods and below the peer group average for the five-year period ended June 30, 2020.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2020. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be attributed to the Fund’s overweight in the health care, higher education and revenue sectors, which underperformed due to the COVID-19 pandemic.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the five-year period and below the peer group average for the one- and three-year periods ended June 30, 2020. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be attributed to the underperformance of New York general obligation bonds versus revenue bonds; the underperformance of New York state credits versus other state credits due to the COVID-19 pandemic; and the general contraction of all New York credit.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

58

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

59

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy:

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

60

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

Investment Advisor	Distributor

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Co-Administrator

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

WT-SAR-FI-1020

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Wilmington Funds (the “Trust”), covering the semi-annual fiscal year period of May 1, 2020, through October 31, 2020. Inside you will find a comprehensive review of the Trust’s holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Trust’s investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Trust’s semi-annual fiscal year.

The economy

The last six months revealed both the economic toll of the pandemic’s first wave, and the subsequent rebound as activity reverted toward more normal levels. U.S. gross domestic product (“GDP”) declined by a record -31.4% annualized in 2Q, as strict lockdown measures imposed across much of the world to contain the virus brought consumer activity to a near halt. GDP bounced back strongly in 3Q, gaining 31.4% annualized as initial outbreaks stabilized and economies began to reopen. The labor market recovered considerably over the period, adding back 12 of the 22 million jobs lost in March and April, although momentum began to wane with the unemployment rate still historically elevated. The federal government delivered a healthy volume of fiscal stimulus, more than offsetting wages lost by low income consumer and helping to fuel a robust rebound in spending on goods. Retail sales snapped back sharply to pre-pandemic levels by June, although the pace of gains decelerated in the months that followed as critical supplemental unemployment benefits expired without replacement. Relative to goods, spending on services saw more modest improvement, due to social distancing measures and persistent virus concerns. With the economic outlook still clouded by the pandemic, the Federal Reserve (the “Fed”) guided for rates to remain at the lower bound for years to come. The Fed’s shift to average inflation targeting, allowing inflation to run above 2% for extended periods, signaled that it is likely to remain accommodative for the time being.

Economic activity outside the U.S. varied between regions depending on the success of virus containment efforts. In China, where infection rates have been well controlled relative to much of the world, indicators of both manufacturing and services activity returned to expansion, while activity in the virus-sensitive transportation, hotel, and restaurant industries showed continued improvement. Eurozone economies began plotting their path to recovery, before moderating towards the end of the period. With outbreaks well contained from May-August, the Euro zone services sector returned to expansion in July before contracting in September and October as governments tightened mobility restrictions to curb an accelerating second wave of cases.

Bond markets

Fixed income markets recorded solid returns over the period, with both taxable and tax-exempt credit outperforming treasuries materially. The U.S. 10-year yield compressed to a record low and traded in a tight range for much of the period, before rising moderately in October. The Fed remained an active buyer of investment-grade and recently downgraded high-yield credit through its purchasing facilities. Fed support and improving economic trends helped fuel robust volumes of new issuance, alongside a steady appetite for yield from global investors. High yield taxable outperformed investment grade as spreads continued to normalize from elevated levels, and investors embraced riskier assets. After recording strong gains from May through July, municipal bonds saw more muted returns over the following months as issuance picked up pace and spreads widened moderately in September and October.

For the six-month period May 1, 2020 to October 31, 2020, certain Bloomberg Barclays indices performed as follows:1

Bloomberg Barclays U.S. Treasury Bond Index[2]	Bloomberg Barclays U.S. Aggregate Bond Index[3]	Bloomberg Barclays U.S. Credit Bond Index[4]	Bloomberg Barclays Municipal Bond Index[5]	Bloomberg Barclays U.S. Corporate High Yield Bond Index[6]
-0.93%	1.27%	4.80%	4.99%	10.83%

Past performance is no guarantee of future results. Short term performance may not be indicative of long term results.

Source: Lipper. You cannot invest directly in an index.

PRESIDENT’S MESSAGE / October 31, 2020 (unaudited)

ii

Equity markets

Global equities extended gains in the period as the continued recovery in the broader economy, better than expected corporate earnings and optimism over the development of COVID-19 treatments and vaccines, boosted risk sentiment. The S&P 500 led the way for much of the period, thanks to the dominant performance of mega-cap technology stocks with business models that benefitted most from the stay-at-home environment. Leadership began to shift from safe to more cyclical areas of the market in September, as large technology stocks, which had seen valuations inflate significantly, suffered a sharp sell-off. U.S. small cap equities logged strong gains over the period, after rebounding from depressed levels and maintaining a strong bid throughout the tech led unwind in September. Emerging markets equities outperformed, benefitting from economic momentum in China, which contributes over 1/3 of index market cap, and receiving some support from a weakening U.S. dollar. International developed equities started off on strong footing but lagged towards the end of the period as renewed COVID outbreaks and mobility restrictions fueled growth concerns.

For the six-month period May 1, 2020 to October 31, 2020, certain stock market indices performed as follows:

S&P 500® Index[7]	Russel 2000® Index[8]	MSCI EAFE (Net) Index[9]	MSCI Emerging Markets (Net) Index[10]
13.29%	18.13%	8.57%	20.96%

Past performance is no guarantee of future results. Short term performance may not be indicative of long term results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Dominick J. D’Eramo, CFA

President

November 19, 2020

October 31, 2020 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity Securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the money market funds, and you should not expect that the investment advisor will provide financial support to the money market funds at any time.

1.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.
2.

Bloomberg Barclays U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

3.

Bloomberg Barclays U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Barclays Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg Barclays U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg Barclays Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Barclays U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg Barclays EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

7.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

8.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $128 million to $1.3 billion. The index is unmanaged and investments cannot be made directly in an index.

9.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The index consisted of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

10.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2020 (unaudited)

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2020 to October 31, 2020.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5%per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/20	Ending Account Value 10/31/20	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$1.06	0.21%
Institutional Class	$1,000.00	$1,000.10	$1.01	0.20%
Select Class	$1,000.00	$1,000.10	$1.01	0.20%
Service Class	$1,000.00	$1,000.10	$1.01	0.20%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.15	$1.07	0.21%
Institutional Class	$1,000.00	$1,024.20	$1.02	0.20%
Select Class	$1,000.00	$1,024.20	$1.02	0.20%
Service Class	$1,000.00	$1,024.20	$1.02	0.20%
WILMINGTON U.S. TREASURY MONEY MARKET FUND
Actual
Administrative Class	$1,000.00	$1,000.10	$1.06	0.21%
Institutional Class	$1,000.00	$1,000.10	$0.91	0.18%
Select Class	$1,000.00	$1,000.10	$1.06	0.21%
Service Class	$1,000.00	$1,000.10	$1.16	0.23%
Hypothetical (assuming a 5% return before expenses)
Administrative Class	$1,000.00	$1,024.15	$1.07	0.21%
Institutional Class	$1,000.00	$1,024.30	$0.92	0.18%
Select Class	$1,000.00	$1,024.15	$1.07	0.21%
Service Class	$1,000.00	$1,024.05	$1.17	0.23%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Funds’ invest.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2020, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Obligations	45.9%
U.S. Government Agency Obligations	33.2%
Repurchase Agreements	18.0%
Money Market Fund	2.2%
Other Assets and Liabilities - Net(1)	0.7%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 33.2%

FEDERAL FARM CREDIT BANK (FFCB) – 7.5%
(3 Month USD LIBOR - 0.13%), 0.15%, 11/16/20Δ	$50,000,000	$49,999,846
(1 Month USD LIBOR + 0.01%), 0.15%, 01/12/21Δ	50,000,000	49,999,512
(SOFRRATE + 0.11%), 0.20%, 01/15/21Δ	20,000,000	20,000,000
(SOFRRATE + 0.28%), 0.37%, 04/01/21Δ	50,000,000	50,000,000
(U.S. Treasury 3 Month Bill Money Market Yield + 0.23%), 0.33%, 05/26/21Δ	25,000,000	25,000,000
(U.S. Treasury 3 Month Bill Money Market Yield + 0.30%), 0.40%, 08/02/21Δ	25,000,000	25,000,000
(1 Month USD LIBOR + 0.02%), 0.17%, 11/26/21Δ	25,000,000	25,000,000
(SOFRRATE + 0.20%), 0.29%, 06/23/22Δ	40,000,000	40,000,000
0.54%, 11/18/20‡	50,000,000	49,987,486
1.58%, 11/25/20‡	41,000,000	40,958,180
0.31%, 01/27/21‡	125,000,000	124,909,375
0.49%, 02/05/21‡	90,000,000	89,884,800
0.49%, 02/17/21‡	75,000,000	74,892,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$665,631,199

FEDERAL HOME LOAN BANK (FHLB) – 22.0%
0.10%, 11/13/20‡	39,000,000	38,998,700
0.08%, 11/19/20‡	40,000,000	39,998,500
0.07%, 11/20/20‡	147,000,000	146,993,380
0.10%, 11/25/20‡	30,000,000	29,998,000
0.10%, 11/27/20‡	50,000,000	49,996,389
0.09%, 12/02/20‡	45,000,000	44,996,396
0.09%, 12/09/20‡	130,000,000	129,987,281
0.43%, 12/14/20‡	100,000,000	99,949,833
0.09%, 12/16/20‡	50,000,000	49,994,688
0.09%, 12/18/20‡	40,000,000	39,995,405
0.12%, 12/21/20‡	28,760,000	28,755,406
0.09%, 12/23/20‡	205,000,000	204,972,556
0.09%, 12/28/20‡	122,000,000	121,981,649

Description	Par Value	Value
0.10%, 01/13/21‡	$160,000,000	$159,966,744
0.10%, 01/15/21‡	25,000,000	24,994,792
0.10%, 01/20/21‡	25,000,000	24,994,444
0.09%, 01/22/21‡	29,584,000	29,577,935
0.10%, 01/29/21‡	91,000,000	90,978,257
0.12%, 02/26/21‡	25,000,000	24,990,494
(3 Month USD LIBOR - 0.20%), 0.09%, 11/16/20Δ	50,000,000	50,000,000
(1 Month USD LIBOR - 0.02%), 0.14%, 11/27/20Δ	100,000,000	100,000,000
(SOFRRATE + 0.10%), 0.19%, 12/23/20Δ	90,400,000	90,400,000
(3 Month USD LIBOR - 0.17%), 0.06%, 01/08/21Δ	100,000,000	100,000,000
(SOFRRATE + 0.04%), 0.13%, 02/09/21Δ	30,000,000	30,000,000
(SOFRRATE + 0.04%), 0.13%, 03/19/21Δ	100,000,000	100,000,000
(SOFRRATE + 0.23%), 0.32%, 04/13/21Δ	25,000,000	25,000,000
(3 Month USD LIBOR - 0.14%), 0.07%, 04/23/21Δ	50,000,000	50,000,000
(SOFRRATE + 0.15%), 0.24%, 09/03/21Δ	23,000,000	23,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,950,520,849

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.0%
(SOFRRATE + 0.04%), 0.13%, 12/04/20Δ	50,000,000	50,000,000
(SOFRRATE + 0.05%), 0.14%, 03/05/21Δ	25,000,000	25,000,000
(SOFRRATE + 0.32%), 0.41%, 09/23/21Δ	50,000,000	50,000,000
(SOFRRATE + 0.19%), 0.28%, 06/02/22Δ	50,000,000	50,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$175,000,000

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 1.7%
(SOFRRATE + 0.30%), 0.39%, 01/07/22Δ	25,000,000	25,000,000
(SOFRRATE + 0.39%), 0.48%, 04/15/22Δ	50,000,000	50,000,000

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

3        PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value

(SOFRRATE + 0.32%), 0.41%, 04/27/22Δ	$25,000,000	$25,000,000

(SOFRRATE + 0.20%), 0.29%, 06/15/22Δ	50,000,000	50,000,000

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$150,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,941,152,048)		$2,941,152,048

U.S. TREASURY OBLIGATIONS – 45.9%

U.S. TREASURY BILLS – 43.9%

0.12%, 11/05/20‡	330,000,000	329,996,314

0.08%, 11/10/20‡	375,000,000	374,990,275

0.11%, 11/12/20‡	65,000,000	64,997,915

0.09%, 11/17/20‡	50,000,000	49,998,058

0.11%, 11/19/20‡	150,000,000	149,993,037

0.11%, 11/27/20‡	200,000,000	199,985,808

0.17%, 12/03/20‡	550,000,000	549,941,311

0.13%, 12/08/20‡	50,000,000	49,995,067

0.10%, 12/10/20‡	50,000,000	49,993,771

0.09%, 12/15/20‡	100,000,000	99,988,633

0.09%, 12/17/20‡	200,000,000	199,974,668

0.09%, 12/22/20‡	100,000,000	99,987,250

0.18%, 12/24/20‡	75,000,000	74,980,677

0.11%, 01/05/21‡	100,000,000	99,980,410

0.11%, 01/12/21‡	96,000,000	95,979,310

0.10%, 01/21/21‡	410,000,000	409,908,425

0.13%, 01/26/21‡	125,000,000	124,967,959

0.10%, 01/28/21‡	100,000,000	99,975,556

0.11%, 02/02/21‡	350,000,000	349,902,221

0.10%, 02/04/21‡	200,000,000	199,947,090

0.13%, 02/09/21‡	50,000,000	49,987,361

0.10%, 02/16/21‡	65,000,000	64,980,681

0.10%, 02/18/21‡	100,000,000	99,970,933

TOTAL U.S. TREASURY BILLS		$3,890,422,730

U.S. TREASURY NOTES – 2.0%

(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 0.24%, 04/30/21Δ	125,000,000	124,996,769

(U.S. Treasury 3 Month Bill Money Market Yield + 0.22%), 0.32%, 07/31/21Δ	49,934,000	49,939,467

TOTAL U.S. TREASURY NOTES		$174,936,236

TOTAL U.S. TREASURY OBLIGATIONS (COST $4,065,358,966)		$4,065,358,966

	Number of Shares

MONEY MARKET FUND – 2.2%

Blackrock Liquidity FedFund Institutional Shares, 0.04%^	199,113,477	199,113,477

TOTAL MONEY MARKET FUND (COST $199,113,477)		$199,113,477

Description	Par Value	Value

REPURCHASE AGREEMENTS – 18.0%

Credit Suisse First Boston LLC, 0.07%, dated 10/30/20, due 11/02/20, repurchase price $89,000,519 collateralized by U.S. Treasury Securities, 0.00% to 5.50%, maturing 11/15/20 to 8/15/28; total market value of $90,780,549.	$89,000,000	89,000,000

Deutsche Bank Securities, Inc., 0.07%, dated 10/30/20, due 11/02/20, repurchase price $55,000,321, collateralized by U.S. Treasury Security, 0.00%, maturing 12/10/20; total market value of $56,100,077.	55,000,000	55,000,000

Mizuho Securities USA, 0.09%, dated 10/30/20, due 11/02/20, repurchase price $200,001,500, collateralized by U.S. Treasury Securities, 0.50% to 2.00%, maturing 10/31/20 to 3/31/27; total market value of $204,000,034.	200,000,000	200,000,000

RBC Capital Markets LLC, 0.09%, dated 10/30/20, due 11/02/20, repurchase price $700,005,250 collateralized by U.S. Government Agency Securities, 1.93% to 5.00%, maturing 3/01/33 to 8/01/59; total market value of $714,000,000.	700,000,000	700,000,000

TD Securities, Inc., 0.09%, dated 10/30/20, due 11/02/20, repurchase price $550,004,125 collateralized by U.S. Government Agency Securities, 2.00% to 4.50%, maturing 10/01/35 to 10/01/50; total market value of $566,500,000.	550,000,000	550,000,000

TOTAL REPURCHASE AGREEMENTS (COST $1,594,000,000)		$1,594,000,000

TOTAL INVESTMENTS – 99.3% (COST $8,799,624,491)		$8,799,624,491

OTHER ASSETS LESS LIABILITIES – 0.7%		59,341,838

TOTAL NET ASSETS – 100.0%		$8,858,966,329

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS        4

Wilmington U.S. Government Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments in Securities

U.S. Government Agency Obligations	$—	$2,941,152,048	$—	$2,941,152,048

U.S. Treasury Obligations	—	4,065,358,966	—	4,065,358,966

Money Market Fund	199,113,477	—	—	199,113,477

Repurchase Agreements	—	1,594,000,000	—	1,594,000,000

Total	$199,113,477	$8,600,511,014	$—	$8,799,624,491

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.
^	7-Day net yield.

The following acronyms are used throughout this Fund:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Corporation
SOFRRATE	Secured Overnight Financing Rate
USD	United States Dollar

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2020, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Obligations	92.6%
Repurchase Agreements	5.0%
Money Market Fund	2.0%
Other Assets and Liabilities – Net(1)	0.4%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2020 (unaudited)

Description	Par Value	Value
U.S. TREASURY OBLIGATIONS – 92.6%

U.S. TREASURY BILLS – 75.5%

0.09%, 11/03/20‡	$9,960,000	$9,959,945

0.12%, 11/05/20‡	191,780,000	191,777,946

0.08%, 11/10/20‡	100,000,000	99,997,375

0.11%, 11/12/20‡	35,000,000	34,998,877

0.17%, 12/03/20‡	100,000,000	99,986,267

0.10%, 12/10/20‡	125,000,000	124,984,427

0.09%, 12/17/20‡	50,000,000	49,992,972

0.09%, 12/22/20‡	100,000,000	99,987,250

0.18%, 12/24/20‡	25,000,000	24,993,559

0.11%, 01/12/21‡	25,000,000	24,994,600

0.10%, 01/21/21‡	18,760,000	18,755,990

0.13%, 01/26/21‡	100,000,000	99,976,111

0.10%, 01/28/21‡	25,000,000	24,993,889

0.11%, 02/02/21‡	36,200,000	36,189,713

0.10%, 02/04/21‡	50,000,000	49,987,465

TOTAL U.S. TREASURY BILLS		$991,576,386

U.S. TREASURY NOTES – 17.1%

(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 0.24%, 04/30/21Δ	150,000,000	150,004,135

(U.S. Treasury 3 Month Bill Money Market Yield + 0.15%), 0.25%, 01/31/22Δ	25,000,000	25,010,738

(U.S. Treasury 3 Month Bill Money Market Yield + 0.06%), 0.16%, 07/31/22Δ	50,000,000	49,999,998

TOTAL U.S. TREASURY NOTES		$225,014,871

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,216,591,257)		$1,216,591,257

Description	Number of Shares	Value

MONEY MARKET FUND – 2.0%

Blackrock Liquidity Funds T-Fund Institutional Shares, 0.04%^	25,812,418	$25,812,418

TOTAL MONEY MARKET FUND (COST $25,812,418)		$25,812,418

	Par Value

REPURCHASE AGREEMENTS – 5.0%

Credit Suisse First Boston LLC, 0.07%, dated 10/30/20, due 11/2/20, repurchase price $16,000,093 collateralized by U.S. Treasury Securities, 0.00% to 3.63%, maturing 11/15/20 to 8/31/25; total market value of $16,320,100.	$16,000,000	16,000,000

RBC Capital Markets LLC, 0.07%, dated 10/30/20, due 11/2/20, repurchase price $50,000,292 collateralized by U.S. Treasury Securities, 0.63% to 1.75%, maturing 5/31/22 to 10/31/23; total market value of $51,000,021.	50,000,000	50,000,000

TOTAL REPURCHASE AGREEMENTS (COST $66,000,000)		$66,000,000

TOTAL INVESTMENTS – 99.6% (COST $1,308,403,675)		$1,308,403,675

OTHER ASSETS LESS LIABILITIES – 0.4%		5,806,859

TOTAL NET ASSETS – 100.0%		$1,314,210,534

Cost of investments for Federal income tax purposes is the same as for financial statement purposes.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS        6

Wilmington U.S. Treasury Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Obligations	$—	$1,216,591,257	$—	$1,216,591,257

Money Market Fund	25,812,418	—	—	25,812,418

Repurchase Agreements	—	66,000,000	—	66,000,000

Total	$25,812,418	$1,282,591,257	$—	$1,308,403,675

‡	The rate shown reflects the effective yield at purchase date.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

LLC    Limited Liability Corporation

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

7          STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2020 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
ASSETS:
Investments, at identified cost	$8,799,624,491	$1,308,403,675

Investments in securities, at value	$7,205,624,491	$1,242,403,675
Investments in repurchase agreements, at value	1,594,000,000	66,000,000

TOTAL INVESTMENTS	8,799,624,491	1,308,403,675

Cash	60,711,475	6,131,686
Income receivable	282,927	2,580
Receivable for shares sold	8,975	29,624
Prepaid assets	66,889	25,510

TOTAL ASSETS	8,860,694,757	1,314,593,075

LIABILITIES:
Income distribution payable	64,566	9,632
Payable for shares redeemed	20,804	36,444
Payable for Trustees’ fees	8,661	8,661
Payable for administration fees	242,652	52,243
Payable for investment advisory fees	535,754	14,914
Other accrued expenses	855,991	260,647

TOTAL LIABILITIES	1,728,428	382,541

NET ASSETS	$8,858,966,329	$1,314,210,534

NET ASSETS CONSIST OF:
Paid-in capital	$8,858,962,371	$1,314,207,126
Distributable earnings (loss)	3,958	3,408

TOTAL NET ASSETS	$8,858,966,329	$1,314,210,534

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$1,713,030,204	$304,631,475

Shares outstanding (unlimited shares authorized)	1,713,275,385	304,670,942

Net Asset Value and Offering Price per share	$1.000	$1.000

Institutional Class
Net Assets	$1,668,922,268	$325,890,160

Shares outstanding (unlimited shares authorized)	1,668,988,237	325,890,634

Net Asset Value and Offering Price per share	$1.000	$1.000

Select Class
Net Assets	$4,333,597,897	$683,586,741

Shares outstanding (unlimited shares authorized)	4,334,057,403	683,598,276

Net Asset Value and Offering Price per share	$1.000	$1.000

Service Class
Net Assets	$1,143,415,960	$102,158

Shares outstanding (unlimited shares authorized)	1,143,373,740	102,156

Net Asset Value and Offering Price per share	$1.000	$1.000

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS          8

Six Months Ended October 31, 2020 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Interest	$9,371,864	$1,485,816

TOTAL INVESTMENT INCOME	9,371,864	1,485,816

EXPENSES:
Investment advisory fees	10,877,167	1,657,734
Administration fees	1,320,529	200,832
Portfolio accounting and administration fees	769,537	122,905
Custodian fees	92,322	35,061
Transfer and dividend disbursing agent fees and expenses	32,590	6,388
Trustees’ fees	30,594	30,594
Professional fees	87,761	73,652
Distribution services fee—Administrative Class	1,781,165	422,142
Distribution services fee—Service Class	1,383,506	179
Shareholder services fee—Administrative Class	1,781,165	422,142
Shareholder services fee—Select Class	5,753,681	1,038,213
Shareholder services fee—Service Class	1,383,506	179
Share registration costs	21,478	31,411
Printing and postage	100,309	12,667
Miscellaneous	109,166	62,612

TOTAL EXPENSES	25,524,476	4,116,711

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(4,810,670)	(912,589)
Waiver of distribution services fee—Administrative Class	(1,777,353)	(408,922)
Waiver of distribution services fee—Service Class	(1,375,729)	(157)
Waiver of shareholder services fee—Administrative Class	(1,781,165)	(394,782)
Waiver of shareholder services fee—Select Class	(5,753,681)	(1,038,213)
Waiver of shareholder services fee—Service Class	(1,272,239)	(159)

TOTAL WAIVERS AND REIMBURSEMENTS	(16,770,837)	(2,754,822)

Net expenses	8,753,639	1,361,889

Net investment income	618,225	123,927

REALIZED GAIN (LOSS):
Net realized gain (loss) on investments	5,326	1,419

Net realized gain (loss)	5,326	1,419

Change in net assets resulting from operations	$623,551	$125,346

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

9             STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund

	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020	Six Months Ended October 31, 2020 (Unaudited)	Year Ended April 30, 2020
OPERATIONS:
Net investment income	$618,225	$105,479,150	$123,927	$22,817,630
Net realized gain (loss)	5,326	26,362	1,419	9,003

Change in net assets resulting from operations	623,551	105,505,512	125,346	22,826,633

DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Class	(72,190)	(15,638,028)	(17,116)	(3,367,609)
Institutional Class	(129,738)	(16,010,624)	(12,969)	(449,968)
Select Class	(361,260)	(61,857,851)	(93,834)	(19,005,385)
Service Class	(56,369)	(12,003,710)	(8)	(1,108)

Total distributions to shareholders	(619,557)	(105,510,213)	(123,927)	(22,824,070)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	2,154,916,626	5,654,548,559	398,542,712	1,037,961,294
Institutional Class	1,711,538,872	3,880,022,217	384,261,906	1,100,749,168
Select Class	3,592,225,730	9,865,138,562	946,949,331	2,938,441,833
Service Class	891,724,981	2,868,472,912	16,000	203,585
Distributions reinvested
Administrative Class	4	741	222	35,569
Institutional Class	1,241	187,667	—	—
Select Class	36,354	5,448,805	12,522	1,329,643
Service Class	20,179	3,850,166	8	1,108
Cost of shares redeemed
Administrative Class	(1,951,208,922)	(5,442,512,780)	(454,373,137)	(960,858,127)
Institutional Class	(1,788,361,325)	(2,561,580,453)	(109,160,191)	(1,049,960,250)
Select Class	(4,171,305,526)	(9,368,060,263)	(1,255,582,664)	(3,151,207,591)
Service Class	(916,514,656)	(2,895,348,366)	(102,000)	(101,585)

Change in net assets resulting from share transactions	(476,926,442)	2,010,167,767	(89,435,291)	(83,405,353)

Change in net assets	(476,922,448)	2,010,163,066	(89,433,872)	(83,402,790)
NET ASSETS:
Beginning of period	9,335,888,777	7,325,725,711	1,403,644,406	1,487,047,196

End of period	$8,858,966,329	$9,335,888,777	$1,314,210,534	$1,403,644,406

SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	2,154,916,626	5,654,548,559	398,542,712	1,037,961,293
Institutional Class	1,711,538,872	3,880,022,217	384,261,906	1,100,749,168
Select Class	3,592,225,730	9,865,138,562	946,949,331	2,938,441,833
Service Class	891,724,981	2,868,472,911	16,000	203,585
Distributions reinvested
Administrative Class	4	741	222	35,569
Institutional Class	1,241	187,667	—	—
Select Class	36,354	5,448,805	12,522	1,329,643
Service Class	20,179	3,850,166	8	1,108
Shares redeemed
Administrative Class	(1,951,208,922)	(5,442,512,780)	(454,373,137)	(960,858,127)
Institutional Class	(1,788,361,325)	(2,561,580,453)	(109,160,191)	(1,049,960,249)
Select Class	(4,171,305,526)	(9,368,060,263)	(1,255,582,664)	(3,151,207,591)
Service Class	(916,514,656)	(2,895,348,366)	(102,000)	(101,585)

Net change resulting from share transactions	(476,926,442)	2,010,167,766	(89,435,291)	(83,405,353)

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS         10

    For a share outstanding throughout each period:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.013	0.016	0.006	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.013	0.016	0.006	0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.013)	(0.016)	(0.006)	(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	0.01	%(b)	1.21%	1.57%	0.56%	0.04%		0.02%
Net Assets, End of Period (000’s)	$1,713,030		$1,509,322	$1,297,285	$1,196,676	$1,516,147		$1,619,679
Ratios to Average Net Assets
Gross Expense(c)	0.82	%(d)	0.81%	0.82%	0.82%	0.89%		0.97%
Net Expense(c),(e)	0.21	%(d)	0.61%	0.62%	0.62%	0.42%		0.18%

Net Investment Income	0.01	%(d)	1.18%	1.57%	0.54%	0.04%		0.02%
INSTITUTIONAL CLASS	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.016	0.019	0.009	0.001		0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.016	0.019	0.009	0.001		0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.016)	(0.019)	(0.009)	(0.001)		(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	0.01	%(b)	1.56%	1.92%	0.91%	0.17%		0.02%
Net Assets, End of Period (000’s)	$1,668,922		$1,745,742	$427,114	$704,435	$359,524		$12,840
Ratios to Average Net Assets
Gross Expense(c)	0.31	%(d)	0.31%	0.32%	0.32%	0.34%		0.47%
Net Expense(c),(e)	0.20	%(d)	0.27%	0.27%	0.27%	0.27%		0.13%
Net Investment Income	0.02	%(d)	1.39%	1.92%	0.97%	0.21%		0.01%
SELECT CLASS	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.015	0.018	0.008	0.001		0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.015	0.018	0.008	0.001		0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.015)	(0.018)	(0.008)	(0.001)		(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	0.01	%(b)	1.46%	1.82%	0.81%	0.13%		0.02%
Net Assets, End of Period (000’s)	$4,333,598		$4,912,640	$4,410,116	$3,273,958	$3,671,694		$976,287
Ratios to Average Net Assets
Gross Expense(c)	0.56	%(d)	0.56%	0.57%	0.57%	0.61%		0.72%
Net Expense(c),(e)	0.20	%(d)	0.37%	0.37%	0.37%	0.33%		0.18%
Net Investment Income	0.02	%(d)	1.42%	1.82%	0.80%	0.15%		0.02%

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

11          FINANCIAL HIGHLIGHTS (continued)

SERVICE CLASS	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.011	0.014	0.004	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	(0.000	)(a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.011	0.014	0.004	0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.011)	(0.014)	(0.004)	(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	0.01	%(b)	1.08%	1.42%	0.41%	0.01%		0.01%
Net Assets, End of Period (000’s)	$1,143,416		$1,168,185	$1,191,211	$1,250,181	$1,364,106		$794,950
Ratios to Average Net Assets
Gross Expense(c)	0.80	%(d)	0.81%	0.82%	0.82%	0.88%		0.97%
Net Expense(c),(e)	0.20	%(d)	0.74%	0.77%	0.77%	0.46%		0.18%
Net Investment Income	0.01	%(d)	1.07%	1.41%	0.41%	0.01%		0.01%

(a)	Represents less than $0.001.
(b)	Total return is not annualized for periods less than one year.
(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers waived a portion of their fees.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)        12

For a share outstanding throughout each period:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

ADMINISTRATIVE CLASS	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.013		0.016	0.006	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.013		0.016	0.006	0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.013)		(0.016)	(0.006)	(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000

Total Return	0.01	%(b)	1.20%		1.58%	0.57%	0.03%		0.01%
Net Assets, End of Period (000’s)	$304,632		$360,463		$283,323	$340,788	$479,284		$646,349
Ratios to Average Net Assets
Gross Expense(c)	0.83	%(d)	0.83%		0.83%	0.84%	0.91%		0.99%
Net Expense(c),(e)	0.21	%(d)	0.59%		0.60%	0.60%	0.39%		0.15%
Net Investment Income	0.01	%(d)	1.15%		1.54%	0.53%	0.03%		0.01%

INSTITUTIONAL CLASS	Six Months Ended October 31, 2020 (Unaudited)		For the Period October 16, 2019* through April 30, 2020
Net Asset Value, Beginning of Period	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.007
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.007
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.007)
Net Asset Value, End of Period	$1.000		$1.000

Total Return	0.01	%(b)	0.61	%(b)
Net Assets, End of Period (000’s)	$325,890		$50,788
Ratios to Average Net Assets
Gross Expense(c)	0.32	%(d)	0.32	%(d)
Net Expense(c),(e)	0.18	%(d)	0.25	%(d)
Net Investment Income	0.02	%(d)	1.18	%(d)

SELECT CLASS	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020		Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016

Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.015		0.018	0.008	0.001		0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.015		0.018	0.008	0.001		0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.015)		(0.018)	(0.008)	(0.001)		(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000		$1.000	$1.000	$1.000		$1.000

Total Return	0.01	%(b)	1.44%		1.83%	0.82%	0.12%		0.01%
Net Assets, End of Period (000’s)	$683,587		$992,205		$1,203,639	$790,207	$311,815		$242,597
Ratios to Average Net Assets
Gross Expense(c)	0.59	%(d)	0.58%		0.58%	0.59%	0.66%		0.74%
Net Expense(c),(e)	0.21	%(d)	0.35%		0.35%	0.35%	0.31%		0.15%
Net Investment Income	0.02	%(d)	1.45%		1.85%	0.89%	0.13%		0.01%

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

13          FINANCIAL HIGHLIGHTS (concluded)

SERVICE CLASS	Six Months Ended October 31, 2020 (Unaudited)		Year Ended April 30, 2020	Year Ended April 30, 2019	Year Ended April 30, 2018	Year Ended April 30, 2017		Year Ended April 30, 2016
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.000	(a)	0.011	0.014	0.004	0.000	(a)	0.000	(a)
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000 (a)	0.000 (a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.000		0.011	0.014	0.004	0.000		0.000
Less Distributions From:
Net Investment Income	(0.000	)(a)	(0.011)	(0.014)	(0.004)	(0.000	)(a)	(0.000	)(a)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000		$1.000

Total Return	0.01	%(b)	1.07%	1.43%	0.42%	0.01%		0.01%
Net Assets, End of Period (000’s)	$102		$188	$85	$44	$31		$26
Ratios to Average Net Assets
Gross Expense(c)	0.82	%(d)	0.84%	0.83%	0.84%	0.90%		0.97%
Net Expense(c),(e)	0.23	%(d)	0.70%	0.75%	0.74%	0.42%		0.17%
Net Investment Income	0.01	%(d)	0.97%	1.40%	0.44%	0.01%		0.01%

(a)	Represents less than $0.001.
(b)	Total return for periods of less than one year are not annualized.
(c)

The Fund invests in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.
(e)	The investment manager and other service providers waived a portion of their fees.
*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS         14

Wilmington Funds

October 31, 2020 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 12 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 10 funds are presented in separate reports.

Fund	Investment Goal

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d) Diversified

The Trust offers 6 classes of shares: Class A, Service Class, Select Class, Administrative Class, Class I, and Institutional Class. Class A and Class I are not available for the Funds. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares of the class outstanding at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the ‘‘Fed’’) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

15        NOTES TO FINANCIAL STATEMENTS (continued)

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2020, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)
U.S. Government Money Market Fund
Credit Suisse First Boston LLC	$89,000,000	$ 89,000,000	$—	$—
Deutsche Bank Securities, Inc.	55,000,000	55,000,000	—	—
Mizuho Securities USA	200,000,000	200,000,000	—	—
RBC Capital Markets LLC	700,000,000	700,000,000	—	—
TD Securities, Inc.	550,000,000	550,000,000	—	—

	$1,594,000,000	$ 1,594,000,000	$—	$—

U.S. Treasury Money Market Fund
Credit Suisse First Boston LLC	$16,000,000	$ 16,000,000	$—	$—
RBC Capital Markets LLC	50,000,000	50,000,000	—	—

	$66,000,000	$ 66,000,000	$—	$—

(1)  The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)  Net exposure represents the receivable (payable) due from (to) the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Federal Taxes – It is the Funds’ policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all their income. Accordingly, no provisions for Federal income tax or excise tax are necessary.

The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the six months ended October 31, 2020, the Funds did not incur any interest or penalties.

3.	FEDERAL TAX INFORMATION

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2020, there were no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure. The federal tax returns filed or to be filed for the years ended 2020, 2019, 2018 and 2017, as well as the current tax year, remain subject to examination by the Internal Revenue Service.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. The tax character of distributions for the corresponding fiscal year ends were as follows:

	2020		2019
Fund	Ordinary Income*	Long-Term Capital Gains	Ordinary Income*	Long-Term Capital Gains
U.S. Government Money Market Fund	$105,510,213	$—	$112,042,670	$—
U.S. Treasury Money Market Fund	22,824,070	—	22,930,188	—

*       For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)        16

As of April 30, 2020, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Other Timing Differences	Capital Loss Carryforwards	Late Year Loss Deferrals
U.S. Government Money Market Fund	$917,175	$ —	$(917,211)	$—	$—
U.S. Treasury Money Market Fund	155,741	2,001	(155,753)	—	—

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate
U.S. Government Money Market Fund	0.25%
U.S. Treasury Money Market Fund	0.25%

During the six months ended October 31, 2020, WFMC has agreed to reduce its advisory fee and/or reimburse certain of the Funds’ operating expenses, and/or certain class-specific fees and expenses, in an effort to maintain the current yield of each share class at or above zero. The fee waiver does not take into consideration acquired fund fees and expenses, taxes or extraordinary items. Any such waiver or expense reimbursement may be modified or discontinued at any time without notice.

WFMC and the Funds’ distributor and shareholder service providers have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2021, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, or other extraordinary expenses expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC, nor the Fund’s distributor and shareholder service provider, will recoup previously waived fees/expenses in subsequent years.

	Current Contractual
	Expense Limitations
Fund	Administrative Class	Institutional Class	Select Class	Service Class
U.S. Government Money Market Fund	0.62%	0.27%	0.37%	0.77%
U.S. Treasury Money Market Fund	0.60%	0.25%	0.35%	0.75%

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. The fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. The fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

	Maximum	Average Aggregate Daily Net
Administrator	Fee	Assets of the Trust

WFMC	0.040%	on the first $5 billion

	0.030%	on the next $2 billion

	0.025%	on the next $3 billion

	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion

	0.0150%	on the next $10 billion

	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2020, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

17        NOTES TO FINANCIAL STATEMENTS (continued)

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates), may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2020, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received a portion of the fees paid by the following Funds which are listed below:

Distribution
Fund	Fees
U.S. Government Money Market Fund	$ —
U.S. Treasury Money Market Fund	1,800

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholders Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2020, M&T received a portion of the fees paid by the following Funds which are listed below:

Shareholder
Services
Fund	Fee
U.S. Government Money Market Fund	$88,842
U.S. Treasury Money Market Fund	26,011

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

Recently, the global pandemic outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in substantial market volatility and global business disruption, impacting the global economy and the financial health of individual companies in significant and unforeseen ways. The duration and future impact of COVID-19 are currently unknown, which may exacerbate other types of risks that apply to the Funds and negatively impact Fund performance.

6.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

7.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)        18

1.25% per annum over the greater of the Federal Funds Rate or the overnight LIBOR. The LOC includes a commitment fee of 0.15% per annum on the daily unused portion. The LOC expires on April 1, 2021.

The Trust did not utilize the LOC during the six months ended October 31, 2020.

8.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, FASB issued an Accounting Standards Update (“ASU”), ASU 2018-13, which changes certain fair value measurement disclosure requirements. ASU 2018-13, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. As of October 31, 2020, ASU 2018-13 has been fully adopted and the implementation did not have a material impact on the Funds’ financial statements.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 9, 2020 (the “September Meeting”), the Board of Trustees of the Trust agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 18, 2020, the Board held a special telephonic meeting (the “August Meeting”) with personnel of Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and, together with WFMC, the “Adviser”) and independent counsel to the Independent Trustees (“Counsel”), to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with the WFMC and with WTIA and the Advisory Agreements between the three multi-manager Funds (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and custom peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements and concluded that, for each Fund, the level of profitability did not appear unreasonably high.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

Semi-Annual Report         20

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2020.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2020.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreement.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Funds’ Form N-MFPs are available on the SEC’s website at www.sec.gov.

Electronic Delivery

Wilmington Funds encourages you to sign up for electronic delivery of investor materials. By doing so you will receive information faster, help lower shareholder costs, and reduce the impact to the environment. To enroll in electronic delivery:

1.)	Go to www.wilmingtonfunds.com and select “Individual Investors”
2.)	Click on the link “Sign up for Electronic Delivery”
3.)	Login to your account or create new user ID
4.)	Select E-Delivery Consent from the available options, and
5.)	Complete the information requested, including providing the email address where you would like to receive notification for electronic documents.

* If you hold your account through a financial intermediary, please contact your advisor to request electronic delivery of investor materials.

Householding

In an effort to reduce volume of mail you receive, only one copy of the prospectus, annual/semi-annual report, SAI and proxy statements will be sent to shareholders who are part of the same family and share the same address.

If you would like to request additional copies of the prospectus, annual/semi-annual report or SAI, or wish to opt out of householding mailings, please contact Shareholder Services at 1-800-836-2211, or write to Wilmington Funds, P.O. Box 9828, Providence, RI 02940-8025.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

June 8, 2012

The Wilmington Funds, their distributor and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure.

Information The Funds Collect:

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security number, assets and income.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy:

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all of the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security:

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information. We do not permit them to use that information for their own or any other purposes, or rent, sell, trade or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

Employee Access to Information:

Our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information in order to service a customer’s account or comply with legal requirements.

Visiting The Funds’ Website:

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

SEMI-ANNUAL REPORT / October 31, 2020 (unaudited)

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether or not you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit our site so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail:

If you have opted to receive marketing information from the Funds by e-mail, it is our policy to include instructions in all marketing messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mail on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to us. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836-2211.

Surveys/Aggregate Data:

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information in an effort to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement:

The effective date of this policy is June 8, 2012. We reserve the right to modify this policy at any time. When it is revised or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this policy statement.

October 31, 2020 (unaudited) / SEMI-ANNUAL REPORT

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890
Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890
Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890

Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-SAR-MM-1020
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Executive Officer)

Date	December 29, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher W. Roleke
Christopher W. Roleke
(Principal Executive Officer)

Date	December 29, 2020

By (Signature and Title)*	/s/ Arthur W. Jasion
Arthur W. Jasion
(Principal Financial Officer)

Date	December 29, 2020

*	Print the name and title of each signing officer under his or her signature.